File Nos. 811-04014 and 002-90949

As filed with the Securities and Exchange Commission on August 28, 2026

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 70

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 71

MERIDIAN FUND, INC.

(Exact name of Registrant as Specified in Charter)

100 Fillmore Street

Suite 325

Denver, CO 80206

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number: (303) 398-2929

Brian Schaub

100 Fillmore Street

Suite 325

Denver, CO 80206

(Name and Address of Agent for Service)

With copies to:

Peter H. Schwartz, Esq.

Davis Graham & Stubbs LLP

3400 Walnut Street, Suite 700

Denver, CO 80205

It is proposed that this filing will become effective: (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on October 28, 2026 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

MERIDIAN FUND, INC.®

MERIDIAN GROWTH FUND®

CLASS A SHARES: MRAGX; CLASS C SHARES: MRCGX; INVESTOR CLASS SHARES: MRIGX

MERIDIAN CONTRARIAN FUND

CLASS A SHARES: MFCAX; CLASS C SHARES: MFCCX; INVESTOR CLASS SHARES: MFCIX

MERIDIAN HEDGED EQUITY FUND®

CLASS A SHARES: MRAEX; CLASS C SHARES: MRCEX; INVESTOR CLASS SHARES: MRIEX

MERIDIAN SMALL CAP GROWTH FUND

CLASS A SHARES: MSGAX; CLASS C SHARES: MSGCX; INVESTOR CLASS SHARES: MISGX

PROSPECTUS

[  ] [ ], 2026

This Prospectus contains essential information for anyone considering an investment in the Funds.

Please read this document carefully and retain it for future reference.

ArrowMark Colorado Holdings, LLC

(the “Investment Adviser”)

website: www.arrowmarkpartners.com/meridian

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Link to SAI

MERIDIAN FUND, INC.®

FUND SUMMARY

MERIDIAN GROWTH FUND

Investment Objective

The MERIDIAN GROWTH FUND seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables or examples below.

Shareholder Fees (fees paid directly from your investment)	Class A Shares	Class C Shares	Investor Class Shares
Maximum Sales Charge (Load) on Purchases	5.75%	NONE	NONE
Maximum Deferred Sales Charge (Load)	NONE	1.00%	NONE
Redemption Fee (as a percentage of amount redeemed, if you sell or exchange your shares within 60 days of purchase)	2.00%	NONE	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	[___]%	[___]%	[___]%
Distribution (Rule 12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses	[___]%	[___]%	[___]%
Total Annual Fund Operating Expenses	[___]%	[___]%	[___]%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class A shares, Class C shares or Investor Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year			3 Years			5 Years			10 Years
Class A Shares	$	[___	]	$	[___	]	$	[___	]	$	[___	]
Class C Shares	$	[___	]	$	[___	]	$	[___	]	$	[___	]
Investor Class Shares	$	[___	]	$	[___	]	$	[___	]	$	[___	]

You would pay the following expenses if you did not redeem your shares of the Fund:

Share Class	1 Year			3 Years			5 Years			10 Years
Class A Shares	$	[___	]	$	[___	]	$	[___	]	$	[___	]
Class C Shares	$	[___	]	$	[___	]	$	[___	]	$	[___	]
Investor Class Shares	$	[___	]	$	[___	]	$	[___	]	$	[___	]

1

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended June 30, 2026, the Fund’s portfolio turnover rate was [__]% of the average value of its portfolio.

Principal Investment Strategies

The Fund attempts to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets, including the amount of any borrowings for investment purposes, in securities of growth companies. For purposes of the Fund’s 80% investment policy, a company is considered to be a growth company if it: (i) issues securities that are represented in a third-party growth-style index or that are classified as a growth company by a third-party vendor; or (ii) exhibits, in the Adviser’s judgment, at least one growth characteristic similar to those commonly used by third-party index providers or third-party vendors in growth classifications. Such characteristics may include, but are not limited to, historical or projected growth in earnings, revenues, sales, cash flow, book value, or other relevant financial or operating measures; valuation measures used by index providers in style classification; or other fundamental characteristics that the Adviser believes support the potential for above-average growth or capital appreciation.

The Fund seeks long-term growth of capital by investing primarily in a diversified portfolio of publicly traded common stocks of U.S. companies. Under normal circumstances, the Fund emphasizes small- and mid-capitalization growth companies that the Investment Adviser believes may have prospects for above-average growth in revenues and earnings because of many factors, including high sales growth, high unit growth, industry growth, high or improving returns on assets and equity and a strong balance sheet. The Fund may invest in securities of companies with any capitalization across a broad range of industries, though it typically emphasizes small- and mid-capitalization companies. These may include companies that are relatively small in terms of total assets, revenues and earnings. The mix of the Fund’s investments at any time will depend on the industries and types of securities the Investment Adviser believes hold the most potential for achieving the Fund’s investment objective. The Fund may invest up to 25% of its total assets, calculated at the time of purchase, in securities of foreign companies, including emerging market companies. The Fund generally sells investments when the Investment Adviser concludes that better investment opportunities exist in other securities, the security is fully valued, or the issuer’s circumstances or the political or economic outlook have changed.

Principal Investment Risks

There are risks involved with any investment. The principal risks associated with an investment in the Fund, which could adversely affect its net asset value, yield and return, are set forth below. Please see the section “Further Information About Principal Risks” in this Prospectus for a more detailed discussion of these risks and other factors you should carefully consider before deciding to invest in the Fund.

An investment in the Fund may lose money and is not a deposit of a bank or insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Equity Securities Risk — Equity securities fluctuate in price and value in response to many factors including historical and prospective earnings of the issuer and its financial condition, the value of its assets, general economic conditions, interest rates, investors’ perceptions, market liquidity, natural disasters and the spread of infectious disease or other public health issues.

Small and Medium Company Risk — Generally, the smaller the capitalization of a company, the greater the risk associated with an investment in the company. The stock prices of small- and mid-capitalization and newer companies tend to fluctuate more than those of larger capitalized and/or more established companies and generally have a smaller market for their shares than do large capitalization companies.

Large Company Risk — Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Growth Securities Risk — Because growth securities typically trade at a higher multiple of earnings than other types of securities, the market values of growth securities may be more sensitive to changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

Investment Strategy Risk — The Investment Adviser uses the Fund’s principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective of long-term growth of capital. There is no assurance that the Investment Adviser’s investment strategies or securities selection method will achieve that investment objective.

Market Risk — The value of the Fund’s investments will fluctuate in response to the activities of individual companies and general stock market and economic conditions. As a result, the value of your investment in the Fund may be more or less than your purchase price.

Securities Lending Risk — The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Sector Concentration Risk — The Fund may concentrate its investments in companies that are in a single sector or related sector. Concentrating investments in a single sector may make the Fund more susceptible to adverse economic, business, regulatory or other developments affecting that sector. If an economic downturn occurs in a sector in which the Fund’s investments are concentrated, the Fund may perform poorly during that period. The Fund anticipates it will typically invest a significant portion of its

2

assets in the industrials sector and the healthcare sector and, therefore, the Fund’s performance could be negatively impacted by events affecting these sectors.

The industrials sector may be adversely affected by, among other things, changes in the supply of and demand for products and services, product obsolescence, claims for environmental damage or product liability and general economic conditions.

Healthcare Sector Risk — The Fund anticipates it will typically invest a significant portion of its assets in the healthcare sector and, therefore, the Fund’s performance could be negatively impacted by events affecting the healthcare sector. The health care sector is subject to extensive government regulation and its profitability can be adversely affected by, among other things, restrictions on government reimbursement for medical expenses, rising costs of medical products and services, and increased emphasis on the delivery of healthcare through outpatient services.

Foreign Securities Risk — Investments in foreign securities, including in the securities of companies located in emerging markets, may be subject to more risks than those associated with U.S. investments, including currency fluctuations, political and economic instability and differences in accounting, auditing and financial reporting standards. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. In addition, emerging market securities involve greater risk and more volatility than those of companies in more developed markets. Significant levels of foreign taxes are also a risk related to foreign investments.

Performance

The bar chart and table below show the Fund’s historical performance and provide an indication of the risks of investing in the Fund, including by comparing the Fund’s performance with the returns of the Russell 3000® Index, a broad-based securities market index, and the Russell 2500® Growth Index, an index more representative of the Fund’s investment strategy. The bar chart shows changes in the performance of the Fund’s Investor Class shares from year-to-year. The performance of the Fund’s other share classes would have differed from the Investor Class shares only to the extent that such classes have higher expenses than the Investor Class shares, which would have resulted in lower performance.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund may be obtained by visiting www.arrowmarkpartners.com/meridian or by calling 1-800-446-6662.

Year-by-Year Total Returns as of 12/31

[TO BE UPDATED BY SUBSEQUENT AMENDMENT]

During the period covered by this bar chart, the Fund’s Investor Class shares highest quarterly return was [___]% (for the quarter ended [____]); and the lowest quarterly return was [____]% (for the quarter ended [___]).

For the period January 1, 2026 through September 30, 2026, the total return of the Fund’s Investor Class shares was [___]%.

3

Average Annual Total Returns

(For the year ended December 31, 2025)

MERIDIAN GROWTH FUND Investor Class Shares (11/15/13)	1 Year		5 Year		10 Year		Life of Class
Return Before Taxes	[___	]%	[___	]%	[___	]%	[___]%
Return After Taxes on Distributions	[___	]%	[___	]%	[___	]%	[___]%
Return After Taxes on Distributions and Sale of Fund Shares[1]	[___	]%	[___	]%	[___	]%	[___]%
Class A Shares (11/15/13)
Return Before Taxes	[___	]%	[___	]%	[___	]%	[___]%
Class C Shares (07/01/15)
Return Before Taxes	[___	]%	[___	]%	[___	]%	[___]%
Russell 2500® Growth Index (reflects no deductions for fees, expenses or taxes)*	[___	]%	[___	]%	[___	]%	[___]%
Russell 3000® Index (reflects no deductions for fees, expenses or taxes)**	[___	]%	[___	]%	[___	]%	[___]%

[1]

The Fund’s returns after taxes on distributions and sale of Fund shares may be higher than its returns after taxes on distributions because it includes the effect of a tax benefit an investor may receive resulting from the capital losses that would have been incurred on the sale of the shares.

*	Additional index.
**	Broad-based securities market index.

After-tax returns are only shown for Investor Class shares. After-tax returns for other Classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates for the character of income in question (as ordinary income or long-term gain) and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-qualified arrangements such as 401(k) plans or individual retirement accounts.

Management

ArrowMark Colorado Holdings, LLC

Portfolio Managers

Chad Meade serves as a Co-Portfolio Manager of the Fund. Mr. Meade, who joined the Investment Adviser in 2013, has served as a Co-Portfolio Manager of the Fund since September 5, 2013.

Brian Schaub, CFA, serves as a Co-Portfolio Manager of the Fund. Mr. Schaub, who joined the Investment Adviser in 2013, has served as a Co-Portfolio Manager of the Fund since September 5, 2013.

Messrs. Meade and Schaub are jointly and primarily responsible for the day-to-day management of the Fund.

Purchase and Sale of Fund Shares

The Meridian Growth Fund no longer accepts offers to purchase Class C shares of the Fund, unless the purchase is made pursuant to or by:

•	Current Class C shareholders;

•	Financial intermediaries and advisors investing on behalf of clients currently invested in the Fund;

•

Sponsors of wrap programs or model portfolios who include the Fund as part of a discretionary fee-based program or model portfolio on behalf of current and new clients with pre-approval by the Adviser;

•	Existing and new participants in employer-sponsored retirement plans that currently offer the Fund as an investment option; or

•	Investment consultants with clients currently invested in the Fund or an exception request for a new client opportunity has been pre-approved by the Adviser.

The Board of Directors (the “Board”) reserves the right to re-open the Class C shares of the Fund to new investors at any time or to modify the extent to which future sales of shares are limited. The Fund reserves the right to permit the establishment of new accounts under circumstances not identified above, and to reject any purchase order or rescind any exception listed above that the Board determines does not benefit the Fund and its shareholders.

4

As of the date of this prospectus, the Class A and Investor Class shares of the Fund have been reopened to new investors. The Fund reserves the right to reject any purchase order that the Board determines does not benefit the Fund and its shareholders.

The following table shows the minimum investment amounts for purchasing share classes of the Meridian Growth Fund.

Class	Minimum Initial Investment	Minimum Subsequent Investment	Distribution Fee
Class A Shares	$2,500[1]	$50	0.25%
Class C Shares	$2,500[1]	$50	1.00%
Investor Class Shares	$2,500	$50	NONE

[1]	Certain tax-qualified retirement accounts or UGMA/UTMA accounts are subject to a $500 minimum.

The Fund reserves the right to change the amount of these minimums from time to time or to waive them in whole or in part if, in the Investment Adviser’s or the Fund’s opinion, the investor has adequate intent and availability of assets to reach a future level of investment in the Fund that is equal to or greater than the minimum. Shareholders will be notified of any changes to the Fund’s investment minimums via a supplement to the Fund’s prospectus.

You may purchase, redeem or exchange shares of the Funds on any business day, which is any day the New York Stock Exchange is open for business. Generally, you may purchase, redeem or exchange shares only through institutional channels, such as financial intermediaries and retirement platforms. The minimum investment for Class A shares, Class C shares, and Investor Class shares is $2,500 per Fund account for non-retirement accounts. Certain tax-qualified retirement accounts or UGMA/UTMA accounts are subject to a $500 minimum. Investors in a defined contribution plan through a third-party administrator should refer to their plan document or contact their plan administrator for additional information. Accounts that are a part of certain wrap programs may not be subject to these minimums. Investors should refer to their intermediary for additional information.

Tax Information

Any distributions you receive from a Fund may be taxable as ordinary income, capital gains, qualified dividend income, or section 199A dividends, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. Withdrawals from such a tax-qualified investment plan are subject to special tax rules.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related entities may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your advisor to recommend the Fund or one share class over another investment or share class, as applicable. Ask your advisor or financial intermediary or visit your financial intermediary’s website for more information.

5

FUND SUMMARY

MERIDIAN CONTRARIAN FUND

Investment Objective

The MERIDIAN CONTRARIAN FUND seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables or examples below.

Shareholder Fees (fees paid directly from your investment)	Class A Shares	Class C Shares	Investor Class Shares
Maximum Sales Charge (Load) on Purchases	5.75%	NONE	NONE
Maximum Deferred Sales Charge (Load)	NONE	1.00%	NONE
Redemption Fee (as a percentage of amount redeemed, if you sell or exchange your shares within 60 days of purchase)	2.00%	NONE	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	[___]%	[___]%	[___]%
Distribution (Rule 12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses	[___]%	[___]%	[___]%
Acquired Fund Fees and Expenses	[___]%	[___]%	[___]%
Total Annual Fund Operating Expenses[1]	[___]%	[___]%	[___]%

[1]

Please note that Total Annual Fund Operating Expenses in the table above may not correlate to the ratio of Operating Expenses Before Waivers/Reimbursements/Reductions to Average Net Assets found in the “Financial Highlights” section of this prospectus since the latter reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class A shares, Class C shares or Investor Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year			3 Years			5 Years			10 Years
Class A Shares	$	[__	]	$	[__	]	$	[__	]	$	[__	]
Class C Shares	$	[__	]	$	[__	]	$	[__	]	$	[__	]
Investor Class Shares	$	[__	]	$	[__	]	$	[__	]	$	[__	]

You would pay the following expenses if you did not redeem your shares of the Fund:

Share Class	1 Year			3 Years			5 Years			10 Years
Class A Shares	$	[__	]	$	[__	]	$	[__	]	$	[__	]
Class C Shares	$	[__	]	$	[__	]	$	[__	]	$	[__	]
Investor Class Shares	$	[__	]	$	[__	]	$	[__	]	$	[__	]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a

6

taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended June 30, 2026, the Fund’s portfolio turnover rate was [__]% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks long-term growth of capital by investing primarily in a diversified portfolio of publicly traded common stocks of U.S. companies. Under normal circumstances, the Fund invests in the stocks of businesses that are likely to have recently underperformed their peers, or the market due to what the Investment Adviser deems to be temporary operational issues. The Fund then emphasizes stocks which the Investment Adviser believes are undervalued in relation to the business’ (or issuer’s) long-term earnings power or asset value, or the stock market in general. Securities in which the Fund invests may be undervalued because of many factors, including market decline, poor economic conditions, tax-loss selling or actual or anticipated unfavorable developments affecting the issuer of the security. The Fund may invest in securities of companies with any capitalization across a broad range of industries. The Fund intends to invest at least 65% of its total assets in common stocks and equity-related securities (such as convertible debt securities and warrants). The Fund may invest up to 35% of its total assets in debt or fixed income securities, including higher yield, higher risk, lower rated or unrated corporate bonds commonly referred to as “junk bonds.” These are bonds that are rated Ba or below by Moody’s or BB or below by S&P. The Fund may invest up to 10% of its total assets in securities rated Ca or below by Moody’s Investors Service, Inc. (“Moody’s”) or C or below by Standard and Poor’s Ratings Services (“S&P”) or unrated but considered by the Investment Adviser to be of comparable quality. The Fund may also invest up to 25% of its total assets, calculated at the time of purchase, in securities of foreign companies, including emerging market companies. The Fund generally sells investments when (i) the Investment Adviser concludes that the company’s fundamentals are not meeting expectations; (ii) better investment opportunities exist; and/or (iii) the company’s business has improved and this, in the Investment Adviser’s opinion, is reflected in the share price.

Principal Investment Risks

There are risks involved with any investment. The principal risks associated with an investment in the Fund, which could adversely affect its net asset value, yield and return, are set forth below. Please see the section “Further Information About Principal Risks” in this Prospectus for a more detailed discussion of these risks and other factors you should carefully consider before deciding to invest in the Fund.

An investment in the Fund may lose money and is not a deposit of a bank or insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Equity Securities Risk — Equity securities fluctuate in price and value in response to many factors including historical and prospective earnings of the issuer and its financial condition, the value of its assets, general economic conditions, interest rates, investors’ perceptions, market liquidity, natural disasters and the spread of infectious disease or other public health issues.

Large Company Risk — Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Small and Medium Company Risk — Generally, the smaller the capitalization of a company, the greater the risk associated with an investment in the company. The stock prices of small- and mid-capitalization and newer companies tend to fluctuate more than those of larger capitalized and/or more established companies and generally have a smaller market for their shares than do large capitalization companies.

Value Securities Risk — The market value of a value security may take longer than anticipated to rise, may decline or may fail to meet the Investment Adviser’s assessment of its potential value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

Investment Strategy Risk — The Investment Adviser uses the Fund’s principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective of long-term growth of capital. There is no assurance that the Investment Adviser’s investment strategies or securities selection method will achieve that investment objective.

Market Risk — The value of the Fund’s investments will fluctuate in response to the activities of individual companies and general stock market and economic conditions. As a result, the value of your investment in the Fund may be more or less than your purchase price.

Securities Lending Risk — The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Sector Concentration Risk — The Fund may concentrate its investments in companies that are in a single sector or related sector. Concentrating investments in a single sector may make the Fund more susceptible to adverse economic, business, regulatory or

7

other developments affecting that sector. If an economic downturn occurs in a sector in which the Fund’s investments are concentrated, the Fund may perform poorly during that period.

Foreign Securities Risk — Investments in foreign securities, including securities of companies located in emerging markets, may be subject to more risks than those associated with U.S. investments, including currency fluctuations, political and economic instability and differences in accounting, auditing and financial reporting standards. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. In addition, emerging market securities involve greater risk and more volatility than those of companies in more developed markets. Significant levels of foreign taxes are also a risk related to foreign investments.

Debt Securities Risk — Debt securities are subject to credit risk, interest rate risk and liquidity risk. Credit risk is the risk that the entity that issued a debt security may become unable to make payments of principal and interest when due and includes the risk of default. Interest rate risk is the risk of losses due to changes in interest rates. Liquidity risk is the risk that the Fund may not be able to sell portfolio securities because there are too few buyers for them.

High Yield Bond Risk — Debt securities that are rated below investment grade (commonly referred to as “junk bonds”) involve a greater risk of default or price declines than investment grade securities. The market for high-yield, lower rated securities may be smaller and less active, causing market price volatility and limited liquidity in the secondary market. This may limit the ability of a Fund to sell these securities at their fair market values either to meet redemption requests, or in response to changes in the economy or the financial markets.

Performance

The bar chart and table below show the Fund’s historical performance and provide an indication of the risks of investing in the Fund, including by comparing the Fund’s performance with the returns of the Russell 3000® Index, a broad-based securities market index, and the Russell 2500® Index and the Russell 2500® Value Index, indexes more representative of the Fund’s investment strategy. The bar chart shows changes in the performance of the Fund’s Investor Class shares from year-to-year. The performance of the Fund’s other share classes would have differed from the Investor Class shares only to the extent that such classes have higher expenses than the Investor Class shares, which would have resulted in lower performance.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund may be obtained by visiting www.arrowmarkpartners.com/meridian or by calling 1-800-446-6662.

Year-by-Year Total Returns as of 12/31

[TO BE UPDATED BY SUBSEQUENT AMENDMENT]

During the period covered by this bar chart, the Fund’s Investor Class shares highest quarterly return was [___]% (for the quarter ended [___]); and the lowest quarterly return was [___]% (for the quarter ended [___]).

For the period January 1, 2026 through September 30, 2026, the total return of the Fund’s Investor Class shares was [___]%.

Average Annual Total Returns

(For the year ended December 31, 2025)

MERIDIAN CONTRARIAN FUND Investor Class Shares (11/15/13)	1 Year	5 Year	10 Year	Life of Class
Return Before Taxes	[__]%	[__]%	[__]%	[__]%
Return After Taxes on Distributions	[__]%	[__]%	[__]%	[__]%
Return After Taxes on Distributions and Sale of Fund Shares[1]	[__]%	[__]%	[__]%	[__]%
Class A Shares (11/15/13)
Return Before Taxes	[__]%	[__]%	[__]%	[__]%
Class C Shares (07/01/15)
Return Before Taxes	[__]%	[__]%	[__]%	[__]%
Russell 2500® Index (reflects no deductions for fees, expenses or taxes)*	[__]%	[__]%	[__]%	[__]%
Russell 2500® Value Index (reflects no deduction for fees, expenses or taxes)*	[__]%	[__]%	[__]%	[__]%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)**	[__]%	[__]%	[__]%	[__]%

8

[1]

The Fund’s returns after taxes on distributions and sale of Fund shares may be higher than its returns after taxes on distributions because it includes the effect of a tax benefit an investor may receive resulting from the capital losses that would have been incurred on the sale of the shares.

*	Additional index.
**	Broad-based securities market index.

After-tax returns are only shown for Investor Class shares. After-tax returns for other Classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates for the character of income in question (as ordinary income or long-term gain) and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-qualified arrangements such as 401(k) plans or individual retirement accounts.

Management

ArrowMark Colorado Holdings, LLC

Portfolio Manager

James England, CFA, serves as Portfolio Manager of the Fund. Mr. England, who joined the Investment Adviser in 2013 when it acquired the asset management business of the previous investment adviser to the Fund, where he worked as an investment professional since 2001, has served as a Portfolio Manager of the Fund since December 2003.

Purchase and Sale of Fund Shares

The following table shows the minimum investment amounts for purchasing share classes of the Meridian Contrarian Fund.

Class	Minimum Initial Investment	Minimum Subsequent Investment	Distribution Fee
Class A Shares	$2,500[1]	$50	0.25%
Class C Shares	$2,500[1]	$50	1.00%
Investor Class Shares	$2,500	$50	NONE

[1]	Certain tax-qualified retirement accounts or UGMA/UTMA accounts are subject to a $500 minimum.

The Fund reserves the right to change the amount of these minimums from time to time or to waive them in whole or in part if, in the Investment Adviser’s or the Fund’s opinion, the investor has adequate intent and availability of assets to reach a future level of investment in the Fund that is equal to or greater than the minimum. Shareholders will be notified of any changes to the Fund’s investment minimums via a supplement to the Fund’s prospectus.

You may purchase, redeem or exchange shares of the Funds on any business day, which is any day the New York Stock Exchange is open for business. Generally, you may purchase, redeem or exchange shares only through institutional channels, such as financial intermediaries and retirement platforms. The minimum investment for Class A shares, Class C shares, and Investor Class shares is $2,500 per Fund account for non-retirement accounts. Certain tax-qualified retirement accounts or UGMA/UTMA accounts are subject to a $500 minimum. Investors in a defined contribution plan through a third-party administrator should refer to their plan document or contact their plan administrator for additional information. Accounts that are a part of certain wrap programs may not be subject to these minimums. Investors should refer to their intermediary for additional information.

Tax Information

Any distributions you receive from a Fund may be taxable as ordinary income, capital gains, qualified dividend income, or section 199A dividends, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. Withdrawals from such a tax-qualified investment plan are subject to special tax rules.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related entities may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your advisor to recommend the Fund or one share class over another investment or share class, as applicable. Ask your advisor or financial intermediary or visit your financial intermediary’s website for more information.

9

FUND SUMMARY

MERIDIAN HEDGED EQUITY FUND

Investment Objective

The MERIDIAN HEDGED EQUITY FUND seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables or examples below.

Shareholder Fees (fees paid directly from your investment)	Class A Shares	Class C Shares	Investor Class Shares
Maximum Sales Charge (Load) on Purchases	5.75%	NONE	NONE
Maximum Deferred Sales Charge (Load)	NONE	1.00%	NONE
Redemption Fee (as a percentage of amount redeemed, if you sell or exchange your shares within 60 days of purchase)	2.00%	NONE	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	[__]%	[__]%	[__]%
Distribution (Rule 12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses	[__]%	[__]%	[__]%
Acquired Fund Fees and Expenses	[__]%	[__]%	[__]%
Total Annual Fund Operating Expenses[1]	[__]%	[__]%	[__]%
Fee Waivers and/or Expense Reimbursements and Recoupment	[__]%	[__]%	[__]%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement and Recoupment[2,3]	[__]%	[__]%	[__]%

[1]

Please note that Total Annual Fund Operating Expenses in the table above may not correlate to the ratio of Operating Expenses Before Waivers/Reimbursements/Reductions to Average Net Assets found in the “Financial Highlights” section of this prospectus since the latter reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

[2]

[The Investment Adviser has agreed to waive a portion of the investment advisory and/or administration fees and/or reimburse other expenses of the Meridian Hedged Equity Fund so that the ratio of expenses to average net assets of the Meridian Hedged Equity Fund (excluding Acquired Fund Fees and Expenses, brokerage expenses, dividend expenses on securities sold short and interest expenses on short sales, taxes, and extraordinary expenses) does not exceed 1.50% for Class A, 2.25% for Class C and 1.25% for Investor Class. These expense limitations may not be amended or withdrawn until one year after the date of this prospectus without the consent of the Board of Directors.]

[3]

For a period not to exceed three (3) years on which a waiver of reimbursement in excess of the expense limitation is made by the Investment Adviser, the Fund will carry forward, and may repay the Investment Adviser such amounts; provided, however, that such recapture payments do not cause the Fund’s expense ratio (after recapture) to exceed the lesser of (i) the expense limitation in effect at the time of the waiver or (ii) the expense limitation in effect at the time of the recapture.

10

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class A shares, Class C shares or Investor Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the Fund’s operating expenses remain the same and the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement and Recoupment shown above will only be in place for the length of the current commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Class A Shares	$[__]	$[__]	$[__]	$[__]
Class C Shares	$[__]	$[__]	$[__]	$[__]
Investor Class Shares	$[__]	$[__]	$[__]	$[__]

You would pay the following expenses if you did not redeem your shares of the Fund:

Share Class	1 Year	3 Years	5 Years	10 Years
Class A Shares	$[__]	$[__]	$[__]	$[__]
Class C Shares	$[__]	$[__]	$[__]	$[__]
Investor Class Shares	$[__]	$[__]	$[__]	$[__]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended June 30, 2026, the Fund’s portfolio turnover rate was [__]% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to maximize total return by investing primarily in a diversified portfolio of equity securities of U.S. companies that have the potential for capital appreciation. Under normal circumstances, the Fund will invest at least 80% of its net assets in long or short positions in equity securities. Equity securities include, but are not limited to, common and preferred stocks as well as convertible securities, such as options, in domestic and foreign companies. The Fund often sells exchange traded call options against 40% to 60% of the underlying equity holdings. This hedging strategy seeks to use the option premiums collected, cash flow and income to the Fund, to reduce risk and volatility associated with typical long-only equity investment strategies. The Fund may invest in securities of companies with any capitalization across a broad range of industries. These may include companies that are relatively small in terms of assets, revenues and earnings. The mix of the Fund’s investments at any time will depend on the industries and types of securities the Investment Adviser believes hold the most potential for achieving the Fund’s investment objective. The Fund may invest up to 25% of its total assets, calculated at the time of purchase, in securities of foreign companies, including emerging market companies. The Fund may also invest its assets in debt or fixed income securities including higher yield, higher risk, lower rated or unrated corporate bonds commonly referred to as “junk bonds.” These are bonds that are rated Ba or below by Moody’s Investors Service, Inc. (“Moody’s”) or BB or below by Standard and Poor’s Ratings Services (“S&P”) or are in default or unrated but of comparable quality as determined by the Investment Adviser. The Fund generally sells investments when the Investment Adviser concludes that the long-term growth prospects of the company have deteriorated, or the issuer’s circumstances or the political or economic outlook relative to the security have changed, and better investment opportunities exist in other securities.

Principal Investment Risks

There are risks involved with any investment. The principal risks associated with an investment in the Fund, which could adversely affect its net asset value, yield and return, are set forth below. Please see the section “Further Information About Principal Risks” in this Prospectus for a more detailed discussion of these risks and other factors you should carefully consider before deciding to invest in the Fund.

An investment in the Fund may lose money and is not a deposit of a bank or insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

11

Equity Securities Risk — Equity securities fluctuate in price and value in response to many factors including historical and prospective earnings of the issuer and its financial condition, the value of its assets, general economic conditions, interest rates, investors’ perceptions, market liquidity, natural disasters and the spread of infectious disease or other public health issues.

Small and Medium Company Risk — Generally, the smaller the capitalization of a company, the greater the risk associated with an investment in the company. The stock prices of small- and mid-capitalization and newer companies tend to fluctuate more than those of larger capitalized and/or more established companies and generally have a smaller market for their shares than do large capitalization companies.

Large Company Risk — Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Investment Strategy Risk — The Investment Adviser uses the Fund’s principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective of long-term growth of capital along with income as a component of total return. There is no assurance that the Investment Adviser’s investment strategies or securities selection method will achieve that investment objective.

Market Risk — The value of the Fund’s investments will fluctuate in response to the activities of individual companies and general stock market and economic conditions. As a result, the value of your investment in the Fund may be more or less than your purchase price.

Securities Lending Risk — The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Sector Concentration Risk — The Fund may concentrate its investments in companies that are in a single sector or related sector. Concentrating investments in a single sector may make the Fund more susceptible to adverse economic, business, regulatory or other developments affecting that sector. If an economic downturn occurs in a sector in which the Fund’s investments are concentrated, the Fund may perform poorly during that period. The Fund anticipates it will typically invest a significant portion of its assets in the consumer discretionary sector and, therefore, the Fund’s performance could be negatively impacted by events affecting this sector.

Consumer Discretionary Sector Risk — The success of consumer product manufacturers and retailers is tied closely to the performance of the overall economy, interest rates, competition and consumer confidence. Companies in the consumer discretionary sector are subject to the risks associated with adverse changes in consumer sentiment and buying patterns, the effects of inflation, and disruptions in the supply chain that negatively impact the availability of products. Companies in this sector may also be adversely affected by supply and demand for certain products and services, price fluctuations, product obsolescence and product liability claims, governmental regulation, exchange rates, world events, general economic conditions and other factors. In addition, certain companies in the consumer discretionary sector may be cyclical and have occasional sharp price movements resulting from changes in the economy, fuel prices, labor agreements and insurance costs.

Options Risk — The success of the Fund’s investment in options depends upon many factors, such as the price of the options, which is a function of interest rates, volatility, dividends, the exercise price, stock price and other market factors. These factors may change rapidly over time.

The principal risk associated with writing put options, is that the Fund assumes the risk that it will have to purchase the underlying security at an exercise price that may be higher than the market price of the security. If the market price of the underlying security declines, the Fund would expect to suffer a loss. However, the premium the Fund received for writing the put should offset a portion of the decline.

The principal risk associated with purchasing options is that price valuations or market movements may not justify purchasing the options, or, if purchased, the options may expire unexercised, causing the Fund to lose the premium paid (i.e., incur the cost of the options but not the attendant benefits).

The principal risk associated with writing covered call options is that the Fund will be required to sell the underlying security (i.e., have the security “called”) and, therefore, will not participate in gains if the stock price exceeds the exercise price generally at the expiration date of the option.

The Fund’s investment in options may also result in reduced flexibility in purchases and sales of portfolio securities. Because the Fund may hold the securities underlying the options held or sold by the Fund, the Fund may be less likely to sell such securities in its portfolio to take advantage of new investment opportunities.

Foreign Securities Risk — Investments in foreign securities, including securities of companies located in emerging markets, may be subject to more risks than those associated with U.S. investments, including currency fluctuations, political and economic instability and differences in accounting, auditing and financial reporting standards. Foreign securities may be less liquid than

12

domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. In addition, emerging market securities involve greater risk and more volatility than those of companies in more developed markets. Significant levels of foreign taxes are also a risk related to foreign investments.

Debt Securities Risk — Debt securities are subject to credit risk, interest rate risk and liquidity risk. Credit risk is the risk that the entity that issued a debt security may become unable to make payments of principal and interest when due and includes the risk of default. Interest rate risk is the risk of losses due to changes in interest rates. Liquidity risk is the risk that the Fund may not be able to sell portfolio securities because there are too few buyers for them.

High Yield Bond Risk — Debt securities that are rated below investment grade (commonly referred to as “junk bonds”) involve a greater risk of default or price declines than investment grade securities. The market for high-yield, lower rated securities may be smaller and less active, causing market price volatility and limited liquidity in the secondary market. This may limit the ability of a Fund to sell these securities at their fair market values either to meet redemption requests, or in response to changes in the economy or the financial markets.

Income Risk — The Fund may not be able to pay distributions or may have to reduce its distribution level if the amount of dividends and/or interest received by the Fund on the securities it holds declines or is insufficient to pay such distributions.

Performance

The bar chart and table below show the Fund’s historical performance and provides an indication of the risks of investing in the Fund, including by comparing the Fund’s performance with the returns of the S&P 500® Index, a broad-based securities market index, and the Cboe S&P 500 BuyWrite Index (BXM), an index more representative of the Fund’s investment strategy. The bar chart shows changes in the performance of the Fund’s Investor Class shares from year-to-year. The performance of the Fund’s other share classes would have differed from the Investor Class shares only to the extent that such classes’ shares have higher expenses than the Investor Class shares, which would have resulted in lower performance.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund may be obtained by visiting www.arrowmarkpartners.com/meridian or by calling 1-800-446-6662.

Year-by-Year Total Returns as of 12/31

[TO BE UPDATED BY SUBSEQUENT AMENDMENT]

During the period covered by this bar chart, the Fund’s Investor Class shares highest quarterly return was [__]% (for the quarter ended [__]); and the lowest quarterly return was [__]% (for the quarter ended [__]).

For the period January 1, 2026 through September 30, 2026, the total return of the Fund’s Investor Class shares was [__]%.

13

Average Annual Total Returns

(For the year ended December 31, 2025)

MERIDIAN HEDGED EQUITY FUND Investor Class Shares (11/15/13)	1 Year		5 Year		10 Year		Life of Class
Return Before Taxes	[__	]%	[__	]%	[__	]%	[__	]%
Return After Taxes on Distributions	[__	]%	[__	]%	[__	]%	[__	]%
Return After Taxes on Distributions and Sale of Fund Shares[1]	[__	]%	[__	]%	[__	]%	[__	]%
Class A Shares (11/15/13)
Return Before Taxes	[__	]%	[__	]%	[__	]%	[__	]%
Class C Shares (07/01/15)
Return Before Taxes	[__	]%	[__	]%	[__	]%	[__	]%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)*	[__	]%	[__	]%	[__	]%	[__	]%
Cboe S&P 500 BuyWrite Index (BXM)**	[__	]%	[__	]%	[__	]%	[__	]%

[1]

The Fund’s returns after taxes on distributions and sale of Fund shares may be higher than its returns after taxes on distributions because it includes the effect of a tax benefit an investor may receive resulting from the capital losses that would have been incurred on the sale of the shares.

*	Broad-based securities market index.
**	Additional index.

After-tax returns are only shown for Investor Class shares. After-tax returns for other Classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates for the character of income in question (as ordinary income or long-term gain) and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-qualified arrangements such as 401(k) plans or individual retirement accounts.

Management

ArrowMark Colorado Holdings, LLC

Portfolio Manager

Clay Freeman serves as Portfolio Manager of the Fund. Mr. Freeman, who joined the Investment Adviser in 2008, has served as Portfolio Manager of the Fund since September 3, 2019.

Purchase and Sale of Fund Shares

The following table shows the minimum investment amounts for purchasing share classes of the Meridian Hedged Equity Fund.

Class	Minimum Initial Investment	Minimum Subsequent Investment	Distribution Fee
Class A Shares	$2,500[1]	$50	0.25%
Class C Shares	$2,500[1]	$50	1.00%
Investor Class Shares	$2,500	$50	NONE

[1]	Certain tax-qualified retirement accounts or UGMA/UTMA accounts are subject to a $500 minimum.

The Fund reserves the right to change the amount of these minimums from time to time or to waive them in whole or in part if, in the Investment Adviser’s or the Fund’s opinion, the investor has adequate intent and availability of assets to reach a future level of investment in the Fund that is equal to or greater than the minimum. Shareholders will be notified of any changes to the Fund’s investment minimums via a supplement to the Fund’s prospectus.

You may purchase, redeem or exchange shares of the Funds on any business day, which is any day the New York Stock Exchange is open for business. Generally, you may purchase, redeem or exchange shares only through institutional channels, such as financial intermediaries and retirement platforms. The minimum investment for Class A shares, Class C shares, and Investor Class shares is $2,500 per Fund account for non-retirement accounts. Certain tax-qualified retirement accounts or UGMA/UTMA accounts are subject to a $500 minimum. Investors in a defined contribution plan through a third-party administrator should refer to their plan document or contact their plan administrator for additional information. Accounts that are a part of certain wrap programs may not be subject to these minimums. Investors should refer to their intermediary for additional information.

14

Tax Information

Any distributions you receive from a Fund may be taxable as ordinary income, capital gains, qualified dividend income, or section 199A dividends, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. Withdrawals from such a tax-qualified investment plan are subject to special tax rules.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related entities may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your advisor to recommend the Fund or one share class over another investment or share class, as applicable. Ask your advisor or financial intermediary or visit your financial intermediary’s website for more information.

15

FUND SUMMARY

MERIDIAN SMALL CAP GROWTH FUND

Investment Objective

The MERIDIAN SMALL CAP GROWTH FUND seeks long-term growth of capital by investing primarily in equity securities of small capitalization companies.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables or examples below.

Shareholder Fees (fees paid directly from your investment)	Class A Shares	Class C Shares	Investor Class Shares
Maximum Sales Charge (Load) on Purchases	5.75%	NONE	NONE
Maximum Deferred Sales Charge (Load)	NONE	1.00%	NONE
Redemption Fee (as a percentage of amount redeemed, if you sell or exchange your shares within 60 days of purchase)	2.00%	NONE	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	[___]%	[___]%	[___]%
Distribution (Rule 12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses	[___]%	[___]%	[___]%
Acquired Fund Fees and Expenses	[___]%	[___]%	[___]%
Total Annual Fund Operating Expenses[1]	[___]%	[___]%	[___]%
Fee Waivers and/or Expense Reimbursements and Recoupment	[___]%	[___]%	[___]%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement and Recoupment[2,3]	[___]%	[___]%	[___]%

[1]

Please note that Total Annual Fund Operating Expenses in the table above may not correlate to the ratio of Operating Expenses Before Waivers/Reimbursements/Reductions to Average Net Assets found in the “Financial Highlights” section of this prospectus since the latter reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

[2]

[The Investment Adviser has agreed to waive a portion of the investment advisory and/or administration fees and/or reimburse other expenses of the Meridian Small Cap Growth Fund so that the ratio of expenses to average net assets of the Meridian Small Cap Growth Fund (excluding Acquired Fund Fees and Expenses, brokerage expenses, dividend expenses on securities sold short and interest expenses on short sales, taxes, and extraordinary expenses) does not exceed 1.50% for Class A, 2.25% for Class C and 1.25% for Investor Class. These expense limitations may not be amended or withdrawn until one year after the date of this prospectus without the consent of the Board of Directors.]

[3]

For a period not to exceed three (3) years on which a waiver of reimbursement in excess of the expense limitation is made by the Investment Adviser, the Fund will carry forward, and may repay the Investment Adviser such amounts; provided, however, that such recapture payments do not cause the Fund’s expense ratio (after recapture) to exceed the lesser of (i) the expense limitation in effect at the time of the waiver or (ii) the expense limitation in effect at the time of the recapture.

16

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class A shares, Class C shares or Investor Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the Fund’s operating expenses remain the same and the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement and Recoupment shown above will only be in place for the length of the current commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Class A Shares	$[___]	$[___]	$[___]	$[___]
Class C Shares	$[___]	$[___]	$[___]	$[___]
Investor Class Shares	$[___]	$[___]	$[___]	$[___]

You would pay the following expenses if you did not redeem your shares of the Fund:

Share Class	1 Year			3 Years			5 Years			10 Years
Class A Shares	$	[___	]	$	[___	]	$	[___	]	$	[___	]
Class C Shares	$	[___	]	$	[___	]	$	[___	]	$	[___	]
Investor Class Shares	$	[___	]	$	[___	]	$	[___	]	$	[___	]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended June 30, 2026, the Fund’s portfolio turnover rate was [__]% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets, including the amount of any borrowings for investment purposes, in equity securities (including common stocks, preferred stocks and securities convertible into common and preferred stocks) of U.S. small capitalization companies. In the view of the Investment Adviser, small capitalization companies are defined as companies whose total market capitalization falls within the range of companies included in the Russell 2000® Growth Index or the S&P SmallCap 600® Index at the time of purchase. Both indices are broad indices of small capitalization stocks. As of September 30, 2026, the market capitalization of the companies in these indices ranged from approximately $[__] million to $[__] billion. The Fund may also invest up to 20% of its net assets in securities of companies of any market capitalization.

In addition, the Fund attempts to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets, including the amount of any borrowings for investment purposes, in securities of growth companies. For purposes of this 80% investment policy, a company is considered to be a growth company if it: (i) issues securities that are represented in a third-party growth-style index or that are classified as a growth company by a third-party vendor; or (ii) exhibits, in the Adviser’s judgment, at least one growth characteristic similar to those commonly used by third-party index providers or third-party vendors in growth classifications. Such characteristics may include, but are not limited to, historical or projected growth in earnings, revenues, sales, cash flow, book value, or other relevant financial or operating measures; valuation measures used by index providers in style classification; or other fundamental characteristics that the Adviser believes support the potential for above-average growth or capital appreciation.

The portfolio managers apply a “bottom up” fundamental research process in selecting investments. In other words, the portfolio managers analyze individual companies to determine if a company presents an attractive investment opportunity and if it is consistent with the Fund’s investment strategies and policies. The Fund generally sells investments when the Investment Adviser concludes that better investment opportunities exist in other securities, the security is fully valued, or the issuer’s circumstances or the political or economic outlook have changed.

Principal Investment Risks

There are risks involved with any investment. The principal risks associated with an investment in the Fund, which could adversely affect its net asset value, yield and return, are set forth below. Please see the section “Further Information About Principal Risks” in this Prospectus for a more detailed discussion of these risks and other factors you should carefully consider before deciding to invest in the Fund.

An investment in the Fund may lose money and is not a deposit of a bank or insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Equity Securities Risk — Equity securities fluctuate in price and value in response to many factors including historical and prospective earnings of the issuer and its financial condition, the value of its assets, general economic conditions, interest rates, investors’ perceptions, market liquidity, natural disasters and the spread of infectious disease or other public health issues.

17

Small Company Risk — Generally, the smaller the capitalization of a company, the greater the risk associated with an investment in the company. The stock prices of small capitalization and newer companies tend to fluctuate more than those of larger capitalized and/or more established companies and generally have a smaller market for their shares than do large capitalization companies.

Growth Securities Risk — Because growth securities typically trade at a higher multiple of earnings than other types of securities, the market values of growth securities may be more sensitive to changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

Investment Strategy Risk — The Investment Adviser uses the Fund’s principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective of long-term growth of capital by investing primarily in equity securities of small capitalization companies. There is no assurance that the Investment Adviser’s investment strategies or securities selection method will achieve that investment objective.

Market Risk — The value of the Fund’s investments will fluctuate in response to the activities of individual companies and general stock market and economic conditions. As a result, the value of your investment in the Fund may be more or less than your purchase price.

Securities Lending Risk — The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Sector Concentration Risk — The Fund may concentrate its investments in companies that are in a single sector or related sector. Concentrating investments in a single sector may make the Fund more susceptible to adverse economic, business, regulatory or other developments affecting that sector. If an economic downturn occurs in a sector in which the Fund’s investments are concentrated, the Fund may perform poorly during that period. The Fund anticipates it will typically invest a significant portion of its assets in the industrials sector and the health care sector and, therefore, the Fund’s performance could be negatively impacted by events affecting these sectors.

Healthcare Sector Risk — The Fund anticipates it will typically invest a significant portion of its assets in the healthcare sector and, therefore, the Fund’s performance could be negatively impacted by events affecting the healthcare sector. The health care sector is subject to extensive government regulation and its profitability can be adversely affected by, among other things, restrictions on government reimbursement for medical expenses, rising costs of medical products and services, and increased emphasis on the delivery of healthcare through outpatient services.

Performance

The bar chart and table below show the Fund’s historical performance and provide an indication of the risks of investing in the Fund, including by comparing the Fund’s performance with the returns of the Russell 3000® Index, a broad-based securities market index, and the Russell 2000® Growth Index, an index more representative of the Fund’s investment strategy. The bar chart shows changes in the performance of the Fund’s Investor Class shares from year-to-year. The performance of the Fund’s other share classes would have differed from the Investor Class shares only to the extent that such classes have higher expenses than the Investor Class shares, which would have resulted in lower performance.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund may be obtained by visiting www.arrowmarkpartners.com/meridian or by calling 1-800-446-6662.

Year-by-Year Total Returns as of 12/31

[TO BE UPDATED BY SUBSEQUENT AMENDMENT]

During the period covered by this bar chart, the Fund’s Investor Class shares highest quarterly return was [___]% (for the quarter ended June 30, 2020); and the lowest quarterly return was –31.61% (for the quarter ended March 31, 2020).

For the period January 1, 2026 through September 30, 2026, the total return of the Fund’s Investor Class shares was [___]%.

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Average Annual Total Returns

(For the year ended December 31, 2025)

MERIDIAN SMALL CAP GROWTH FUND Investor Class Shares (12/16/13)	1 Year		5 Year		10 Year		Life of Class
Return Before Taxes	[___	]%	[___	]%	[___	]%	[___]%
Return After Taxes on Distributions	[___	]%	[___	]%	[___	]%	[___]%
Return After Taxes on Distributions and Sale of Fund Shares[1]	[___	]%	[___	]%	[___	]%	[___]%
Class A Shares (12/16/13)	[___	]%	[___	]%	[___	]%	[___]%
Return Before Taxes	[___	]%	[___	]%	[___	]%	[___]%
Class C Shares (07/01/15)	[___	]%	[___	]%	[___	]%	[___]%
Return Before Taxes	[___	]%	[___	]%	[___	]%	[___]%
Russell 2000® Growth Index (reflects no deductions for fees, expenses or taxes)*	[___	]%	[___	]%	[___	]%	[___]%
Russell 3000® Index (reflects no deductions for fees, expenses or taxes)**	[___	]%	[___	]%	[___	]%	[___]%

[1]

The Fund’s returns after taxes on distributions and sale of Fund shares may be higher than its returns after taxes on distributions because it includes the effect of a tax benefit an investor may receive resulting from the capital losses that would have been incurred on the sale of the shares.

*	Additional index.
**	Broad-based securities market index.

After-tax returns are only shown for Investor Class shares. After-tax returns for other Classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates for the character of income in question (as ordinary income or long-term gain) and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-qualified arrangements such as 401(k) plans or individual retirement accounts.

Management

ArrowMark Colorado Holdings, LLC

Portfolio Managers

Chad Meade serves as a Co-Portfolio Manager of the Fund. Mr. Meade, who joined the Investment Adviser in 2013, has served as a Co-Portfolio Manager of the Fund since its inception in December 2013.

Brian Schaub, CFA, serves as a Co-Portfolio Manager of the Fund. Mr. Schaub, who joined the Investment Adviser in 2013, has served as a Co-Portfolio Manager of the Fund since its inception in December 2013.

Messrs. Meade and Schaub are jointly and primarily responsible for the day-to-day management of the Fund.

Purchase and Sale of Fund Shares

The Meridian Small Cap Growth Fund no longer accepts offers to purchase Class C shares of the Fund, unless the purchase is made pursuant to or by:

•	Current Class C shareholders;

•	Financial intermediaries and advisors investing on behalf of clients currently invested in the Fund;

•

Sponsors of wrap programs or model portfolios who include the Fund as part of a discretionary fee- based program or model portfolio on behalf of current and new clients with pre-approval by the ArrowMark Colorado Holdings, LLC (the “Adviser”);

•	Existing and new participants in employer-sponsored retirement plans that currently offer the Fund as an investment option;

•	Investment consultants with clients currently invested in the Fund or an exception request for a new client opportunity has been pre-approved by the Adviser.

The Board of Directors (the “Board”) reserves the right to re-open the Class C shares of the Fund to new investors at any time or to modify the extent to which future sales of shares are limited. The Fund reserves the right to permit the establishment of new accounts under circumstances not identified above, and to reject any purchase order or rescind any exception listed above that the Board determines does not benefit the Fund and its shareholders.

As of the date of this prospectus, the Class A and Investor Class shares of the Fund have been reopened to new investors. The Fund reserves the right to reject any purchase order that the Board determines does not benefit the Fund and its shareholders.

The following table shows the minimum investment amounts for purchasing share classes of the Meridian Small Cap Growth Fund.

Class	Minimum Initial Investment	Minimum Subsequent Investment	Distribution Fee
Class A Shares	$2,500[1]	$50	0.25%
Class C Shares	$2,500[1]	$50	1.00%
Investor Class Shares	$2,500	$50	NONE

[1]	Certain tax-qualified retirement accounts or UGMA/UTMA accounts are subject to a $500 minimum.

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The Fund reserves the right to change the amount of these minimums from time to time or to waive them in whole or in part if, in the Investment Adviser’s or the Fund’s opinion, the investor has adequate intent and availability of assets to reach a future level of investment in the Fund that is equal to or greater than the minimum. Shareholders will be notified of any changes to the Fund’s investment minimums via a supplement to the Fund’s prospectus.

You may purchase, redeem or exchange shares of the Funds on any business day, which is any day the New York Stock Exchange is open for business. Generally, you may purchase, redeem or exchange shares only through institutional channels, such as financial intermediaries and retirement platforms. The minimum investment for Class A shares, Class C shares and Investor Class shares is $2,500 per Fund account for non-retirement accounts. Certain tax-qualified retirement accounts or UGMA/UTMA accounts are subject to a $500 minimum. Investors in a defined contribution plan through a third-party administrator should refer to their plan document or contact their plan administrator for additional information. Accounts that are a part of certain wrap programs may not be subject to these minimums. Investors should refer to their intermediary for additional information.

Tax Information

Any distributions you receive from a Fund may be taxable as ordinary income, capital gains, qualified dividend income, or section 199A dividends, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. Withdrawals from such a tax-qualified investment plan are subject to special tax rules.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related entities may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your advisor to recommend the Fund or one share class over another investment or share class, as applicable. Ask your advisor or financial intermediary or visit your financial intermediary’s website for more information.

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FURTHER INFORMATION ABOUT THE FUNDS’ INVESTMENT

OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES

GENERAL

In selecting investments to achieve each Funds’ investment objective, the Investment Adviser considers issuer-specific criteria as well as the economic outlook and political conditions. Such issuer-specific criteria include the issuer’s growth relative to its price-earnings ratio, its financial strength and management practices and abilities, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock appreciation, other enterprise and market valuation criteria as well as the value of the investments relative to other comparable investment alternatives.

The proportions of a Fund’s assets invested in equity securities or cash equivalents, particular industries, and specific securities will shift from time to time in accordance with the Investment Adviser’s judgment. Each Fund’s investment policies other than those listed as “fundamental” in the Statement of Additional Information (“SAI”) may be changed by the Funds’ Board of Directors (the “Board”) without shareholder approval. The investment policies of the Meridian Small Cap Growth Fund concerning 80% of its “net assets, including the amount of any borrowings for investment purposes,” the Meridian Hedged Equity Fund concerning 80% of its “net assets,” and the Meridian Growth Fund concerning 80% of its “net assets, including the amount of any borrowings for investment purposes” may also be changed by the Board without shareholder approval, but shareholders would be given at least 60 days’ notice. Each Fund’s investment objective is non-fundamental and may be changed by the Board without shareholder approval. Shareholders will receive at least 60 days’ prior notice of any change to a Fund’s investment objective. Any such changes may result in a Fund having investment objectives or policies different from those which you considered appropriate at the time you invested in the Fund.

Securities are determined by the Investment Adviser to be “U.S.” (or “Non-U.S.”) based on the consideration of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenue, the location of its assets, its exposure to economic fortunes and risks of countries or geographic regions outside the United States and other relevant factors.

An investment or type of security specifically identified in the prospectus generally reflects a principal investment (i.e., an investment in which a Fund generally invests, or may invest, 10% or more of its total assets). Each Fund also may use certain types of investments and investing techniques that are described in more detail in the SAI. An investment or type of security only identified in the SAI typically is treated as a non-principal investment (i.e., an investment in which a Fund generally invests less than 10% of its total assets).

The Investment Adviser may actively trade portfolio securities, which may lead to higher transaction costs that may affect a Fund’s performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.

The Funds are authorized to engage in short sales to the maximum extent permissible under applicable law. However, it is not anticipated that short sales will be a material investment activity for any Fund.

MERIDIAN GROWTH FUND

INVESTMENT OBJECTIVE

The MERIDIAN GROWTH FUND seeks long-term growth of capital.

INVESTMENT STRATEGIES

The Fund attempts to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets, including the amount of any borrowings for investment purposes, in securities of growth companies. For purposes of the Fund’s 80% investment policy, a company is considered to be a growth company if it: (i) issues securities that are represented in a third-party growth-style index or that are classified as a growth company by a third-party vendor; or (ii) exhibits, in the Adviser’s judgment, at least one growth characteristic similar to those commonly used by third-party index providers or third-party vendors in growth classifications. Such characteristics may include, but are not limited to, historical or projected growth in earnings, revenues, sales, cash flow, book value, or other relevant financial or operating measures; valuation measures used by index providers in style classification; or other fundamental characteristics that the Adviser believes support the potential for above-average growth or capital appreciation.

The Fund seeks long-term growth of capital by investing primarily in a diversified portfolio of publicly traded common stocks of U.S. companies. Under normal circumstances, the Fund emphasizes small- and mid-capitalization growth companies that the Investment Adviser believes may have prospects for above-average growth in revenues and earnings because of many factors, including high sales growth, high unit growth, industry growth, high or improving returns on assets and equity and a strong balance sheet. These may include companies that are relatively small in terms of total assets, revenues and earnings. The Fund may also invest in companies not meeting these criteria if the Investment Adviser believes they represent favorable investment opportunities for the Fund.

The Fund may invest in securities of companies with any capitalization across a broad range of industries, though it typically emphasizes small- and mid-capitalization companies. The Fund may also invest in debt and equity-related securities (including convertible debt securities and warrants), bonds rated A or better by Moody’s (or, if unrated, are considered by the Investment Adviser to be of comparable quality), and securities of foreign companies (denominated in U.S. dollars or foreign currencies), including emerging market companies. The Fund may invest up to 25% of its total assets, calculated at the time of purchase, in securities of foreign companies, including emerging market companies.

The mix of the Fund’s investments at any time will depend on the industries and types of securities the Investment Adviser believes hold the most potential for achieving the investment objective within the Fund’s investment strategies.

MERIDIAN CONTRARIAN FUND

INVESTMENT OBJECTIVE

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The MERIDIAN CONTRARIAN FUND seeks long-term growth of capital.

INVESTMENT STRATEGIES

The Fund seeks long-term growth of capital by investing primarily in a diversified portfolio of publicly traded common stocks of U.S. companies. Under normal circumstances, the Fund invests in the stocks of businesses that are likely to have recently underperformed their peers, or the market due to what the Investment Adviser deems to be temporary operational issues. The Fund then emphasizes stocks which the Investment Adviser believes are undervalued in relation to the business’ (or issuer’s) long-term earnings power or asset value, or the stock market in general. Securities in which the Fund invests may be undervalued because of many factors, including market decline, poor economic conditions, tax-loss selling or actual or anticipated unfavorable developments affecting the issuer of the security. Any or all of these factors may provide buying opportunities at attractive prices compared to historical or current market price-earnings ratios, book value, underlying asset value, or the long-term earnings prospects of the company. In addition, the Fund’s policy of investing in securities that may be temporarily out of favor differs from the investment approach followed by many other mutual funds with a similar investment objective, including the Meridian Growth Fund. Many such mutual funds typically do not invest in securities that have declined sharply in price, are not widely followed, or are issued by companies that have reported poor earnings or have suffered a downturn in business. The Investment Adviser believes, however, that the securities of companies that may be temporarily out of favor due to earnings declines or other adverse developments may offer good investment opportunities for the Fund.

The Fund may invest in securities of companies with any capitalization across a broad range of industries. The Fund may also invest in debt and equity-related securities (such as convertible debt securities, bonds and warrants) and securities of foreign companies (denominated in U.S. dollars or foreign currencies), including emerging market companies. The Fund may invest up to 25% of its total assets, calculated at the time of purchase, in securities of foreign companies, including emerging market companies.

The mix of the Fund’s investments at any time will depend on the industries and types of securities the Investment Adviser believes hold the most potential for achieving the Fund’s investment objective within the Fund’s investment strategies. The Fund intends to invest at least 65% of its total assets in common stocks and equity-related securities (such as convertible debt securities and warrants).

The Fund may invest up to 35% of its total assets in debt or fixed income securities, including higher yield, higher risk, lower rated or unrated corporate bonds, commonly referred to as “junk bonds.” These are bonds that are rated Ba or below by Moody’s or BB or below by S&P, or are unrated but of comparable quality as determined by the Investment Adviser. The Fund may invest up to 10% of its total assets in securities rated below Ca by Moody’s or C by S&P, or are unrated but of comparable quality as determined by the Investment Adviser.

The Fund may purchase high yield bonds that the Investment Adviser believes will increase in value due to improvements in their credit quality or ratings, anticipated declines in interest rates or improved business conditions for the issuers.

MERIDIAN HEDGED EQUITY FUND

INVESTMENT OBJECTIVE

The MERIDIAN HEDGED EQUITY FUND seeks long-term growth of capital along with income as a component of total return.

INVESTMENT STRATEGIES

The Fund seeks to maximize total return by investing primarily in a diversified portfolio of equity securities. Under normal circumstances, these securities will primarily be equity securities of U.S. companies that have the potential for capital appreciation. In addition to common stocks, equity securities may include, among other instruments, preferred stock as well as securities convertible into common stock, such as options. The Fund may also invest in securities of foreign companies (denominated in U.S. dollars or foreign currencies), including emerging market companies. The Fund may invest up to 25% of its total assets, calculated at the time of purchase, in securities of foreign companies, including emerging market companies. The Fund often sells exchange traded call options against 40% to 60% of the underlying equity holdings. This hedging strategy seeks to use the option premiums collected, cash flow and income to the Fund, to reduce risk and volatility associated with typical long-only equity investment strategies.

Under normal circumstances, the Fund will invest at least 80% of its net assets in long or short positions in equity securities. Shareholders will receive at least 60 days’ prior notice of any change to the principal investment strategies relating to the type of securities in which 80% of the value of the Fund’s net assets must be invested. The Fund may invest in securities of companies with any capitalization across a broad range of industries. The Fund may also invest a portion of its assets in debt or fixed income securities, including higher yield, higher risk, lower rated or unrated corporate bonds, commonly referred to as “junk bonds.” These are bonds that are rated Ba or below by Moody’s or BB or below by S&P, are in default or are unrated but of comparable quality as determined by the Investment Adviser.

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The mix of the Fund’s investments at any time will depend on the industries and types of securities the Investment Adviser believes hold the most potential for achieving the investment objective within the Fund’s investment strategy.

MERIDIAN SMALL CAP GROWTH FUND

INVESTMENT OBJECTIVE

The MERIDIAN SMALL CAP GROWTH FUND seeks long-term growth of capital by investing primarily in equity securities of small capitalization companies.

INVESTMENT STRATEGIES

The Fund seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets, including the amount of any borrowings for investment purposes, in U.S. equity securities (including common stocks, preferred stocks and securities convertible into common and preferred stocks) of small capitalization companies. In the view of the Investment Adviser, small capitalization companies are defined as companies whose total market capitalization falls within the range of companies included in the Russell 2000® Growth Index or the S&P SmallCap 600® Index at the time of purchase. Both indices are broad indices of small capitalization stocks. At September 30, 2026, the market capitalization of the companies in these indices ranged from approximately $[ ] million to $[ ] billion. The Fund may also invest up to 20% of its net assets in securities of companies of any market capitalization.

In addition, the Fund attempts to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets, including the amount of any borrowings for investment purposes, in securities of growth companies. For purposes of this 80% investment policy, a company is considered to be a growth company if it: (i) issues securities that are represented in a third-party growth-style index or that are classified as a growth company by a third-party vendor; or (ii) exhibits, in the Adviser’s judgment, at least one growth characteristic similar to those commonly used by third-party index providers or third-party vendors in growth classifications. Such characteristics may include, but are not limited to, historical or projected growth in earnings, revenues, sales, cash flow, book value, or other relevant financial or operating measures; valuation measures used by index providers in style classification; or other fundamental characteristics that the Adviser believes support the potential for above-average growth or capital appreciation.

The portfolio managers apply a “bottom up” fundamental research process in selecting investments. In other words, the portfolio managers analyze individual companies to determine if a company presents an attractive investment opportunity and if it is consistent with the Fund’s investment strategies and policies. The Fund generally sells investments when the Investment Adviser concludes that better investment opportunities exist in other securities, the security is fully valued, or the issuer’s circumstances or the political or economic outlook have changed.

TEMPORARY INVESTMENTS

When the Investment Adviser concludes, on the basis of its analyses of the economy, political conditions, or its own valuation guidelines and standards, that general market or other conditions warrant the reduction of some or all of a Fund’s equity securities holdings, the Fund may adopt a temporary defensive posture to preserve capital and, if possible, to achieve positive returns in defensive type investments. Similarly, a Fund may also temporarily depart from its investment strategies in order to manage large cash inflows, maintain liquidity necessary to meet shareholder redemptions or for other reasons (e.g., when the Fund is implementing a revised investment strategy). During such periods, a Fund may hold a portion or all of its assets in cash, money market instruments or corporate debt obligations, or take other investment positions that depart from its ordinary investment strategies. This may cause a Fund to temporarily forego greater investment returns, and the Fund may not achieve its investment objective during such periods.

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FURTHER INFORMATION ABOUT PRINCIPAL RISKS

Meridian Funds

	Growth Fund	Contrarian Fund	Hedged Equity Fund	Small Cap Growth Fund

Consumer Discretionary Sector Risk			✓

Debt Securities Risk		✓	✓

Equity Securities Risk	✓	✓	✓	✓

Foreign Securities Risk	✓	✓	✓

Growth Securities Risk	✓			✓

Healthcare Sector Risk	✓			✓

High Yield Bond Risk		✓	✓

Income Risk			✓

Investment Strategy Risk	✓	✓	✓	✓

Large Company Risk	✓	✓	✓

Market Risk	✓	✓	✓	✓

Options Risk			✓

Sector Concentration Risk	✓	✓	✓	✓

Securities Lending Risk	✓	✓	✓	✓

Small and Medium Company Risk	✓	✓	✓

Small Company Risk				✓

Value Securities Risk		✓

CONSUMER DISCRETIONARY SECTOR RISK

The Fund may invest a portion of its assets in the consumer discretionary sector. The success of consumer product manufacturers and retailers is tied closely to the performance of the overall economy, interest rates, competition and consumer confidence. Companies in the consumer discretionary sector are subject to the risks associated with adverse changes in consumer sentiment and buying patterns, the effects of inflation, and disruptions in the supply chain that negatively impact the availability of products. Companies in this sector may also be adversely affected by supply and demand for certain products and services, price fluctuations, product obsolescence and product liability claims, governmental regulation, exchange rates, world events, general economic conditions and other factors. In addition, certain companies in the consumer discretionary sector may be cyclical and have occasional sharp price movements resulting from changes in the economy, fuel prices, labor agreements and insurance costs.

DEBT SECURITIES RISK

Each Fund may invest in debt securities of both governmental and corporate issuers. A decline in prevailing levels of interest rates generally increases the value of debt securities in a Fund’s portfolio, while an increase in rates usually reduces the value of those securities. The value of a Fund’s debt securities, including bonds and convertible securities, are affected by movements in interest rates; if interest rates rise, the value of these securities may fall. Generally, the longer the average maturity of a debt security, the greater the change in its value. As a result, to the extent that a Fund invests in debt securities, interest rate fluctuations will affect the Fund’s net asset value, but not the income it receives from debt securities it owns. Debt securities are also subject to credit, liquidity risk and prepayment and extension risk. Credit risk is the risk that the entity that issued a debt security may become unable to make payments of principal and interest, and includes the risk of default. Liquidity risk is the risk that a Fund may not be able to sell portfolio securities because there are too few buyers for them. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity. If a loan or security is converted, prepaid or redeemed before maturity, particularly during a time of declining interest rates or spreads, the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to a Fund. Conversely, as interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because a Fund’s investments are locked in at a lower rate for a longer period of time.

EQUITY SECURITIES RISK

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The value of a Fund’s stock investments will fluctuate in response to the activities of individual companies, general stock market and economic conditions, natural disasters and the spread of infectious disease or other public health issues. The stock prices of smaller capitalized and newer companies tend to fluctuate more than those of larger capitalized and/or more established companies and may have a smaller market for their shares than do large capitalization companies. Convertible securities may offer less market risk than owning common shares, but the potential for capital gain may be less than a common stock investment. Preferred stock is a hybrid security that combines features of both common stock and bonds. It is equity, not debt, and is thus riskier than bonds. Whereas bond interest is a contractual expense of the issuer, preferred dividends, although payable before common dividends, are not assured (e.g., if earnings are low).

FOREIGN SECURITIES RISK

Investments in foreign securities, including securities of companies located in emerging markets, may be subject to more risks than those associated with U.S. investments, including currency fluctuations, political and economic instability and differences in accounting, auditing and financial reporting standards. Foreign securities may be less liquid than domestic securities so that a Fund may, at times, be unable to sell foreign securities at desirable times or prices. In addition, emerging market securities involve greater risk and more volatility than those of companies in more developed markets. Significant levels of foreign taxes, including potentially confiscatory levels of taxation and withholding taxes, are also a risk related to foreign investments.

In addition, foreign companies may not be subject to uniform accounting, auditing and financial reporting standards and practices, or regulatory requirements comparable to those applicable to U.S. companies. Emerging market securities, in particular, involve greater risk and may be more volatile than those companies in more developed markets. For example, political and economic structures in less developed countries may change rapidly, which may cause instability; their securities markets may be underdeveloped; and emerging market countries are also more likely to experience high levels of inflation, deflation or currency fluctuations, which could adversely affect their economies and securities markets. In general, there may be less public information available about non-U.S. companies. Additionally, specific local political and economic factors must be evaluated in making these investments, including trade balances and imbalances, and related economic policies; expropriation or confiscatory levels of taxation and withholding; limitations on the removal of funds or other assets; political or social instability; the diverse structure and liquidity of the various securities markets; and nationalization policies of governments around the world. Securities of non-U.S. issuers may be denominated in currencies other than the U.S. dollar. If the currency in which a security is denominated appreciates against the U.S. dollar, the dollar value of the security will increase. Conversely, a decline in the exchange rate of the currency would adversely affect the value of the security expressed in dollars. The value of currencies may fluctuate in a manner unrelated to the investment performance of the securities denominated in those currencies.

GROWTH SECURITIES RISK

Growth securities typically trade at a higher multiple of earnings than other types of equity securities. Accordingly, the market values of growth securities may be more sensitive to adverse economic or other circumstances or changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time. If the Investment Adviser’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing a Fund’s returns. A mutual fund investing principally in growth securities may at times underperform other mutual funds that invest more broadly or that have different investment styles.

HEALTHCARE SECTOR RISK

The Fund anticipates it will typically invest a significant portion of its assets in the healthcare sector and, therefore, the Fund’s performance could be negatively impacted by events affecting the healthcare sector. The health care sector is subject to extensive government regulation and its profitability can be adversely affected by, among other things, restrictions on government reimbursement for medical expenses, rising costs of medical products and services, and increased emphasis on the delivery of healthcare through outpatient services.

HIGH YIELD BOND RISK

High-yield, high risk bonds (i.e., “junk bonds”), in which only the Meridian Hedged Equity Fund and the Meridian Contrarian Fund may invest, are speculative and are subject to greater volatility and risk of loss through default than investment grade securities, particularly in deteriorating economic conditions. High-yield bond values tend to reflect short-term corporate, economic and market developments and investor perceptions of the issuer’s credit quality to a greater extent than lower yielding, higher-rated bonds. In addition, it may be more difficult to dispose of, or to determine the value of, high-yield, high-risk bonds. Bonds rated Ca are described by Moody’s as “highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.” Bonds rated BB+ by S&P are considered the highest speculative grade by market participants. See Exhibit A to the SAI for a complete description of the bond ratings.

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INCOME RISK

The amount of the distributions paid by a Fund generally depends on the amount of dividends and/or interest received by the Fund on the securities it holds. A Fund may not be able to pay distributions or may have to reduce its distribution level if the dividends and/or interest the Fund receives from its investments decline or are insufficient to pay such distributions.

INVESTMENT STRATEGY RISK

The Investment Adviser’s investment strategies and securities selection method may fail to produce the intended results or achieve a Fund’s investment objective. In addition, the Investment Adviser’s investment approach may be out of favor at times, causing a Fund to underperform funds that also seek such investment objectives but use different approaches to the stock selection and portfolio construction process. A Fund’s shares, as a result, may lose value and/or underperform other funds with similar investment objectives. Accordingly, there is no assurance that a Fund will meet its investment objective or that the value of your investment will not decline.

LARGE COMPANY RISK

Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

MARKET RISK

Market risk refers to the possibility that the market values of securities or other investments that a Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall or fail to rise because of a variety of factors affecting (or the market’s perception of) individual companies or other issuers (e.g., an unfavorable earnings report), industries or sectors, or the market as a whole, reducing the value of an investment in a Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes (or perceived changes) in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities. In addition, stock prices may be sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. As a result, the value of your investments in a Fund may be more or less than the value of your purchase price.

OPTIONS RISK

Investments in options involve risks different from, and possibly greater than, investing directly in the underlying security, asset or other reference, including, among others, the risk that the counterparty to an option may not perform or may be unable to perform in accordance with the terms of the instrument, the potential that, at times, there may not be a liquid secondary market for the options (as described above), and the risk of imperfect correlation between any movement in the price or value of options and their underlying security, asset or other reference. Such events, as well as circumstances under which a Fund is required to purchase the underlying asset at a disadvantageous price, may result in losses to the Fund. In addition, options also may involve a small initial investment relative to the risk assumed, which could result in losses that are greater than the amount originally invested.

Special risks are presented by internationally traded options. Because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

SECTOR CONCENTRATION RISK

Because the Fund may at times have a significant portion of its assets concentrated in one or more related sectors of the economy, more risks may be present than if the Fund were broadly diversified over numerous sectors of the economy. A “sector” is a broader economic segment that may include many different industries. As the percentage of the Fund’s assets invested in a particular sector increases, so does the potential for fluctuation in the value of the Fund’s shares.

The Meridian Hedged Equity Fund anticipates it will typically invest a significant portion of its assets in the consumer discretionary sector and, therefore, the Fund’s performance could be negatively impacted by events affecting the consumer discretionary sector. Each of the Meridian Growth Fund and the Meridian Small Cap Growth Fund anticipate investing a significant portion of assets in the industrials sector and health care sector and, therefore, such Funds’ performance could be negatively impacted by events affecting these sectors. The industrials sector may be adversely affected by, among other things, changes in the supply of and demand for products and services, product obsolescence, claims for environmental damage or product liability and general economic conditions. The health care sector is subject to extensive government regulation and its profitability can be adversely affected by, among other things, restrictions on government reimbursement for medical expenses, rising costs of medical products and services, and increased emphasis on the delivery of healthcare through outpatient services.

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SECURITIES LENDING RISK

The Funds may engage in securities lending for the purpose of realizing additional income. Generally, any such loan of portfolio securities will be continuously secured by collateral in accordance with applicable SEC requirements and at least equal to the value of the security loaned. Such collateral will be in the form of cash, marketable securities issued or guaranteed by the U.S. Government or its agencies, or a standby letter of credit issued by qualified banks. The risks in lending portfolio securities, as with other extensions of secured credit, consist of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral, as well as possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially.

SMALL AND MEDIUM COMPANY RISK

A Fund’s portfolio may include securities of smaller and medium capitalization companies and less-seasoned companies that have limited operating histories and may not yet be profitable. These may include companies classified as small-, mid- and micro-capitalization. Investments in these companies offer opportunities for capital gain, but involve significant risks, including limited product lines, markets or financial resources, dependence on a key group of managers, the absence of a ready market for the securities (or securities which trade less frequently or in a limited volume, or only in the over-the-counter market or on a regional stock exchange), volatility of the stock price, and, in the case of unseasoned companies, the untested long-term viability of the firms’ operations. In addition, some smaller capitalization companies may not be widely followed by the investment community, which can lower the demand for their stocks.

SMALL COMPANY RISK

A Fund’s portfolio may include securities of smaller capitalization companies and less-seasoned companies that have limited operating histories and may not yet be profitable. These may include companies classified as small- and micro-capitalization. Investments in these companies offer opportunities for capital gain, but involve significant risks, including limited product lines, markets or financial resources, dependence on a key group of managers, the absence of a ready market for the securities (or securities which trade less frequently or in a limited volume, or only in the over-the-counter market or on a regional stock exchange), volatility of the stock price, and, in the case of unseasoned companies, the untested long-term viability of the firms’ operations. In addition, some smaller capitalization companies may not be widely followed by the investment community, which can lower the demand for their stocks.

VALUE SECURITIES RISK

Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Investment Adviser’s future value assessment of that security, may take longer than anticipated to rise to the believed value or may decline. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time. A mutual fund investing principally in value securities may at times underperform other mutual funds that invest more broadly or that have different investment styles.

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ORGANIZATION AND MANAGEMENT

MERIDIAN FUND, INC.

Meridian Fund, Inc.® (“Meridian”) is an open-end management investment company consisting of four separate series, which includes the Meridian Growth Fund, the Meridian Contrarian Fund, the Meridian Hedged Equity Fund and the Meridian Small Cap Growth Fund (each, a “Fund” and collectively, the “Funds”), each of which is classified as a “diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

THE INVESTMENT ADVISER

ArrowMark Colorado Holdings, LLC located at 100 Fillmore St., Suite 325, Denver, CO 80206, serves as the investment adviser to the Funds. The Investment Adviser, an investment adviser registered with the Securities and Exchange Commission (“SEC”) since 2009 and privately owned by its principals, manages the investments of the Funds’ portfolios, provides administrative services and manages Meridian’s other business affairs. These services are subject to general oversight by the Board. Pursuant to an Investment Management Agreement and Service Agreement between Meridian, on behalf of the Funds, and the Investment Adviser, (the “Management Agreement”), the Investment Adviser provides investment advisory services to each Fund.

PORTFOLIO MANAGERS

James England, CFA

Portfolio Manager of Meridian Contrarian Fund.

Employed by the Investment Adviser as an investment management professional since 2013. Mr. England was formerly employed with the Previous Investment Adviser since 2001. Before that, Mr. England was an equities derivatives trader with TD Securities from 2000 to 2001.

Chad Meade

Co-Portfolio Manager of Meridian Growth Fund and Meridian Small Cap Growth Fund. Mr. Meade is jointly and primarily responsible for the day-to-day management of the Meridian Growth Fund and the Meridian Small Cap Growth Fund with Mr. Schaub.

Employed by the Investment Adviser as an investment management professional since 2013. Mr. Meade previously served as a co-portfolio manager and Executive Vice President of the Janus Triton Fund and the Janus Venture Fund. He has 20 years of experience in the financial industry and focused on small and mid-capitalization stocks in the health care and industrials sectors as an equity research analyst at Janus Capital Management LLC from 2001 to 2011. Prior to starting with Janus in August 2001, Mr. Meade was a financial analyst for Goldman Sachs’ global investment research team. He graduated summa cum laude from Virginia Tech with a Bachelor’s degree in Finance and was a member of the Omicron Delta Kappa Honor Society.

Brian Schaub, CFA

Co-Portfolio Manager of Meridian Growth Fund and Meridian Small Cap Growth Fund. Mr. Schaub is jointly and primarily responsible for the day-to-day management of the Meridian Growth Fund and the Meridian Small Cap Growth Fund with Mr. Meade. Employed by the Investment Adviser as an investment management professional since 2013. Mr. Schaub previously served as a co-portfolio manager and Executive Vice President of the Janus Triton Fund and the Janus Venture Fund. He has 19 years of experience. Mr. Schaub served as an equity research analyst at Janus Capital Management LLC from 2000 to 2011, focused on small and mid-capitalization stocks in the communications sector. He graduated cum laude from Williams College with a Bachelor’s degree in Economics. Mr. Schaub also holds a Chartered Financial Analyst designation.

Clay Freeman

Portfolio Manager of Meridian Hedged Equity Fund.

Employed by the Investment Adviser as an investment research analyst since 2008. Mr. Freeman has 16 years of experience in the financial industry and focused on larger capitalization stocks within the communications industry as an equity research analyst at Janus Capital Management LLC from 2004-2007. He graduated Phi Beta Kappa from the University of Colorado and also earned an MBA with a Finance concentration from the Daniels College of Business at Denver University.

The SAI provides additional information about James England, Chad Meade, Brian Schaub, and Clay Freeman including their compensation structure, other accounts they manage and their ownership of securities in each Fund they manage.

MANAGEMENT FEES AND OTHER EXPENSES

Management Fees. Meridian Growth Fund pays the Investment Adviser an annual fee of 1.00% of the first $50 million of the Fund’s average daily net assets and 0.75% of the Fund’s average daily net assets in excess of $50 million. Meridian Contrarian Fund pays the Investment Adviser an annual fee of 1.00% of the first $750 million of the Fund’s average daily net assets, 0.75% of the next

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$50 million of the Fund’s average daily net assets, 0.70% of the next $50 million of the Fund’s average daily net assets, 0.65% of the next $50 million of the Fund’s average daily net assets, 0.60% of the next $50 million of the Fund’s average daily net assets, 0.55% of the next $50 million of the Fund’s average daily net assets, and 0.50% of the Fund’s average daily net assets in excess of $1 billion. Meridian Hedged Equity Fund pays the Investment Adviser an annual fee of 1.00% of the first $10 million of the Fund’s average daily net assets, 0.90% of the next $20 million of the Fund’s average daily net assets, 0.80% of the next $20 million of the Fund’s average daily net assets and 0.70% of the Fund’s average daily net assets in excess of $50 million. As of the date of this prospectus, Meridian Small Cap Growth Fund pays the Investment Adviser an annual fee of 1.00% of the first $450 million of the Fund’s average daily net assets, 0.90% of the next $150 million of the Fund’s average daily net assets, 0.85% of the next $150 million of the Fund’s average daily net assets, 0.80% of the next $150 million of the Fund’s average daily net assets, 0.75% of the next $150 million of the Fund’s average daily net assets, and 0.70% of the Fund’s average daily net assets in excess of $1.05 billion. The management fees are computed daily and paid monthly.

For the fiscal year ended June 30, 2026 the Investment Adviser received an investment advisory fee of [__]% of the average daily net assets for the Meridian Growth Fund, [__]% of the average daily net assets for the Meridian Contrarian Fund, [__]% of the average daily net assets for the Meridian Hedged Equity Fund and [__]% of the average daily net assets for the Meridian Small Cap Growth Fund. A discussion regarding the basis for the Board’s approval of the Investment Management Agreement between the Investment Adviser and Meridian on behalf of the Meridian Growth Fund, the Meridian Contrarian Fund, the Meridian Hedged Equity Fund and the Meridian Small Cap Growth Fund is currently available in the Funds’ semi-annual report to shareholders filed on Form N-CSR for the period ended December 31, 2025.

Expenses. Expenses common to the Funds are generally allocated to each Fund in proportion to its relative net assets. Expenses arising in connection with a Fund are charged directly to that Fund. Expenses directly attributable to a specific class of shares of a Fund are charged to that share class.

[The Investment Adviser has agreed to waive a portion of the investment advisory and/or administration fees and/or reimburse other expenses of the Meridian Growth Fund so that the ratio of expenses to average net assets of the Meridian Growth (excluding Acquired Fund Fees and Expenses, brokerage expenses, dividend expenses on securities sold short and interest expenses on short sales, taxes, and extraordinary expenses) does not exceed 1.30% for Class A, 2.05% for Class C and 1.05% for Investor Class shares. These expense limitations may not be amended or withdrawn until October 31, 2027 without the consent of the Board of Directors.]

[The Investment Adviser has agreed to waive a portion of the investment advisory and/or administration fees and/or reimburse other expenses of the Meridian Contrarian Fund so that the ratio of expenses to average net assets of the Meridian Contrarian Fund (excluding Acquired Fund Fees and Expenses, brokerage expenses, dividend expenses on securities sold short and interest expenses on short sales, taxes, and extraordinary expenses) does not exceed 1.50% for Class A, 2.25% for Class C and 1.25% for Investor Class. These expense limitations may not be amended or withdrawn until October 31, 2027 without the consent of the Board of Directors.]

[The Investment Adviser has agreed to waive a portion of the investment advisory and/or administration fees and/or reimburse other expenses of the Meridian Hedged Equity Fund so that the ratio of expenses to average net assets of the Meridian Hedged Equity Fund (excluding Acquired Fund Fees and Expenses, brokerage expenses, dividend expenses on securities sold short and interest expenses on short sales, taxes, and extraordinary expenses) will not exceed 1.50% for Class A, 2.25% for Class C and 1.25% for Investor Class. These expense limitations may not be amended or withdrawn until October 31, 2027 without the consent of the Board of Directors.]

[Lastly, the Investment Adviser has agreed to waive a portion of the investment advisory and/or administration fees and/or reimburse other expenses of the Meridian Small Cap Growth Fund so that the ratio of expenses to average net assets of the Meridian Small Cap Growth Fund (excluding Acquired Fund Fees and Expenses, brokerage expenses, dividend expenses on securities sold short and interest expenses on short sales, taxes, and extraordinary expenses) does not exceed 1.50% for Class A, 2.25% for Class C and 1.25% for Investor Class shares. These expense limitations may not be amended or withdrawn until October 31, 2027 without the consent of the Board of Directors.]

For a period not to exceed three (3) years from the date on which a waiver or reimbursement in excess of the expense limitation is made by the Adviser, the Funds will carry forward, and may repay the Adviser such amounts; provided, however, that such recapture payments do not cause the Fund’s expense ratio (after recapture) to exceed the lesser of (i) the expense limitation in effect at the time of the waiver or (ii) the expense limitation in effect at the time of the recapture. Any reimbursement or repayment will be on a monthly basis, subject to year-end adjustment. During the fiscal year ended June 30, 2026, the Investment Adviser agreed to reimburse certain expenses of the Growth Fund, the Contrarian Fund, the Hedged Equity Fund and the Small Cap Growth Fund in order to limit aggregate operating expenses of their Class A and Investor Class shares from exceeding the amounts listed below.

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Expense Limitation
Growth Fund
Class A	[ ]%
Class C	[ ]%
Investor Class	[ ]%
Contrarian Fund
Class A	[ ]%
Class C	[ ]%
Investor Class	[ ]%
Hedged Equity Fund
Class A	[ ]%
Class C	[ ]%
Investor Class	[ ]%
Small Cap Growth Fund
Class A	[ ]%
Class C	[ ]%
Investor Class	[ ]%

With respect to these limits, the Investment Adviser reimbursed the following amounts for Class A, Class C and Investor Class shares during the fiscal year ended June 30, 2026.

Growth Fund
Class A	$[ ]
Class C	$[ ]
Investor Class	$[ ]
Contrarian Fund
Class A	$[ ]
Class C	$[ ]
Investor Class	$[ ]
Hedged Equity Fund
Class A	$[ ]
Class C	$[ ]
Investor Class	$[ ]
Small Cap Growth Fund
Class A	$[ ]
Class C	$[ ]
Investor Class	$[ ]

[With respect to repayment of reimbursed expenses, the Adviser recouped $[ ] and $[ ] from the Contrarian Fund and the Small Cap Growth Fund during the fiscal year ended June 30, 2026.]

THE DISTRIBUTOR

ALPS Distributors, Inc., located at 1290 Broadway, Suite 1000, Denver, Colorado 80203 (the “Distributor”), has entered into a distribution agreement with Meridian. The Distributor and its affiliates may pay commissions, distribution fees and/or other compensation to entities for selling Fund shares and providing certain distribution-related services to the Funds’ shareholders. The Distributor also may receive, and may direct to other eligible financial intermediaries, compensation for providing directly or indirectly, personal/liaison and related shareholder support services to Fund shareholders, and may be reimbursed for providing account services, as further described in the section of the prospectus entitled “Shareholder Information — Distribution and Networking, Sub-Accounting and Administrative Services”.

THE TRANSFER, REDEMPTION AND DISBURSING AGENT

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BNY Mellon Investment Servicing (US) Inc. serves as Transfer Agent, redemption, dividend disbursing agent for each Fund and may, in certain circumstances, also serve as shareholder servicing agent for each Fund. BNY Mellon Investment Servicing (US) Inc. is located at 103 Bellevue Parkway, Wilmington, DE 19809.

THE CUSTODIAN

The Bank of New York Mellon is located at 240 Greenwich Street, New York, New York, 10286, and serves as custodian of all securities and funds owned by the Funds.

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SHAREHOLDER INFORMATION

CHOOSING A SHARE CLASS

Each Fund offers the Class A, Class C and Investor Class shares, each representing an interest in the same portfolio but with differing features, such as fees and eligibility requirements. It is important to consider carefully and/or consult with your advisor, broker, dealer, bank, insurance company or other entity (each, generally referred to as a “financial intermediary” and, collectively, as “financial intermediaries”) for additional information on which classes of shares of the Funds, if any, are an appropriate investment choice based on your investment objectives and needs. Certain financial intermediaries may not sell all classes of shares of the Funds and all of such classes may not be available to all investors. Contact your financial intermediary or refer to your plan documents for instructions on how to purchase, redeem or exchange Fund shares.

If your financial intermediary sells more than one class of shares of a Fund, you should carefully consider which class (or classes) of shares is most appropriate for your investment objectives and needs. Certain classes have higher expenses than others, which may lower the return on your investment. The differential between classes also will vary depending on the actual investment return for any given investment period. We encourage you to consult with your financial intermediary who can help you with your investment decisions. For further details, please see the SAI.

Conversion of Class C shares to Class A shares. Class C shares of each Fund may automatically convert into Class A shares of the same Fund after they have been held for a certain number of years dependent on intermediary policy. Investors holding Class C shares of the Funds through a financial intermediary in “street name” may be subject to different eligibility requirements regarding the holding of Class C shares of the Funds. In this regard, a financial intermediary may sponsor and/or control accounts, programs or platforms that impose a different conversion schedule or different eligibility requirements for the conversion of Class C shares into Class A shares. In these cases, Class C shares of the Funds may be converted to Class A shares under the policies of the financial intermediary and the conversion may be structured as an exchange of Class C shares for Class A shares of the Funds. Financial intermediaries will be responsible for making such exchanges in those circumstances. Please consult with your financial intermediary if you have any questions regarding your shares’ conversion from Class C shares to Class A shares. To the extent a financial intermediary’s policies provide for no such conversion, investors holding Class C shares through such financial intermediary may be disadvantaged relative to investors holding Class C shares either at the Funds’ transfer agent or through another financial intermediary. Because Class C shares pay higher ongoing asset-based distribution and shareholder servicing fees than Class A shares, financial intermediaries may have a conflict of interest in establishing their relevant conversion schedules and eligibility requirements. Additional information can be found in “Intermediary-Defined Sales Charge Waiver Policies,” contained in the Funds’ Prospectus and Statement of Additional Information.

Below is a summary of certain eligibility requirements and features, including fees, of Class A, Class C and Investor Class shares of the Funds. The Class A share class imposes a 5.75% maximum front end sales charge and employs a traditional breakpoint discount based on the amount of the initial investment. A Contingent Deferred Sales Charge (“CDSC”) of 1.00% will be deducted with respect to Class C shares redeemed within 12 months of purchase, unless a waiver applies. Each class of shares of the Funds is subject to minimum investment amounts, which may vary by class. Such minimum investment amounts are set forth in the chart that follows the summary of share class eligibility requirements below. There is a $500,000 maximum on any single purchase of Class C shares. For investors who wish to purchase more than the $500,000 maximum worth of shares, the sales charge and expense structure of Class A shares may be more advantageous.

Eligible Investors

Class A Shares

Class A shares are generally available for purchase through financial intermediary platforms including, but not limited to, traditional brokerage platforms, self-directed brokerage accounts, mutual fund wrap fee programs, bank trust platforms and retirement platforms. Class A shares sales charges are as follows:

Class A Shares Sales Charge:
Initial sales charge on purchases	Up to 5.75%[1] Reduction for purchases of $50,000 or more Waived for purchases of $1 million or more

Deferred sales charge	None

Minimum initial investment	$2,500[2]

Maximum purchase	None

Minimum aggregate account balance	None

Rule 12b-1 fee	Up to 0.25% annual distribution fee

[1]	May be waived under certain circumstances.

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[2]	Certain tax-qualified retirement accounts or UGMA/UTMA accounts are subject to a $500 minimum.

The initial sales charge imposed on the purchase of Class A shares is based on the amount invested, as set forth in the table below. The proceeds of any applicable sales charge are allocated between the Distributor and your financial intermediary. The table below sets forth the amount of the applicable sales charge as a percentage of offering price and net amount invested. The dollar amount of your initial sales charge is calculated as the difference between the public offering price and the NAV of those shares. Since the offering price is calculated to two decimal places using standard rounding criteria, the number of shares purchased and the dollar amount of your sales charge as a percentage of the offering price and of your net investment may be higher or lower than the amounts set forth in the table depending on whether there was a downward or upward rounding.

	Class A Shares Sales Charge as a Percentage of:
Amount of Purchase at Offering Price	Offering Price	Net Amount Invested	Maximum Amount of Sales Charge Reallowed to Financial Intermediaries as a Percentage of Offering Price
Less than $50,000	5.75%	6.10%	5.00%

$50,000 but less than $100,000	4.50%	4.71%	3.75%

$100,000 but less than $250,000	3.50%	3.63%	2.75%

$250,000 but less than $500,000	2.50%	2.56%	2.00%

$500,000 but less than $1,000,000	2.00%	2.04%	1.60%

$1,000,000 or more	None	None	None

[1]	Offering Price includes the initial sales charge.

Class A shares may be offered with a reduced or waived initial sales charge under certain circumstances. For more information, please refer to the section herein entitled “Qualifying for a Reduction or Waiver of Class A Shares Sales Charge.” Class A shares allow for payment of up to 0.25% of net assets to financial intermediaries for providing distribution, and/or other, shareholder services to their clients. In addition, Class A shares allow for payment to financial intermediaries for providing administrative services, including recordkeeping, sub-accounting, order processing for omnibus or networked accounts or other shareholder services provided on behalf of their clients.

Qualifying for a Reduction or Waiver of Class A Shares Sales Charge

You may be able to lower or eliminate your sales charge on Class A shares under certain circumstances. For example, when purchasing new Class A or Class C shares, you can combine Class A shares and Class C shares you already own (either in this Fund or in certain other Meridian funds) with your current purchase to take advantage of the breakpoints in the sales charge schedule as set forth above. The circumstances under which you may combine such ownership of shares and purchases are described below. If you would like more information on aggregating shares to take advantage of the breakpoints, please contact your financial intermediary.

Class A shares may be offered without an initial sales charge under any of the following conditions:

•

purchases for retirement and benefit plans made through financial intermediaries that perform participant recordkeeping or other administrative services for the plans and that have entered into special arrangements with the Fund and/or the Distributor specifically for such purchases (may be subject to a CDSC);

•

purchases made by or on behalf of financial intermediaries for clients that pay the financial intermediaries fees in connection with a fee-based advisory program, provided that the financial intermediaries or their trading agents have entered into special arrangements with the Fund and/or the Distributor specifically for such purchases;

•

purchases by investors maintaining a self-directed brokerage account with a registered broker-dealer that has entered into an agreement with the Fund and/or the Distributor to offer Class A shares through a load-waived network or platform, which may or may not charge transaction fees;

•

purchases by insurance companies and/or their separate accounts to fund variable insurance contracts, provided that the insurance company provides recordkeeping and related administrative services to the contract owners and has entered into special arrangements with the Fund and/or the Distributor specifically for such purchases;

•	registered representatives and other employees of financial intermediaries that have selling agreements with the Fund and/or the Distributor to sell Class A shares;

•

purchases by trustees or custodians of any pension or profit sharing plan or payroll deduction IRA for the employees of any consenting securities dealer having a sales agreement with the Fund and/or the Distributor; and

•

purchases by (i) directors, officers and employees of Meridian Fund, Inc. and ArrowMark and each of their affiliates, (ii) trustees and officers of the Fund, and (iii) directors and officers of any sub-adviser to a Meridian Fund, Inc., including retired persons who

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formerly held such positions and immediate family members of such purchasers. (Immediate family members are defined as spouses, domestic partners, parents and children.)

To receive a reduced or waived front-end sales charge, you must let your financial intermediary know at the time of your purchase of Fund shares that you believe you qualify for a discount. These other accounts may include the accounts described under “Aggregating Accounts.” It is possible that your financial intermediary will require documentation, such as an account statement, to prove that the accounts are eligible for aggregation. The Letter of Intent described below requires historical cost information in certain circumstances. You should retain records necessary to show the price you paid to purchase Fund shares, as the Fund, its agents or your financial intermediary may not retain this information.

Intermediary-Defined Sales Charge Waiver Policies

The availability of certain initial or deferred sales charge waivers and discounts may depend on the particular financial intermediary or type of account through which you purchase or hold Fund shares.

Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred (back-end) sales load CDSC waivers, which are discussed below. In all instances, it is the purchaser’s responsibility to notify the fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase fund shares directly from the fund or through another intermediary to receive these waivers or discounts.

Robert W. Baird & Co. (“Baird”)

Shareholders purchasing fund shares through a Baird platform or account will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the SAI.

Front-End Sales Charge Waivers on Class A-shares Available at Baird

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same Fund

•	Shares purchase by employees and registered representatives of Baird or its affiliate and their family members as designated by Baird

•

Shares purchased using the proceeds of redemptions from a Fund, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same accounts, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as rights of reinstatement)

•

A shareholder in a Fund’s Class C Shares will have their share converted at net asset value to Class A shares of the same Fund if the shares are no longer subject to CDSC and the conversion is in line with the policies and procedures of Baird

•

Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs

CDSC Waivers on Class A and C shares Available at Baird

•	Shares sold due to death or disability of the shareholder

•	Shares sold as part of a systematic withdrawal plan as described in this Prospectus

•	Shares bought due to returns of excess contributions from an IRA Account

•

Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable Internal Revenue Service regulations as described in this Prospectus

•	Shares sold to pay Baird fees but only if the transaction is initiated by Baird

•	Shares acquired through a right of reinstatement

Front-End Sales Charge Discounts Available at Baird: Breakpoints and/or Rights of Accumulations

•	Breakpoints as described in this Prospectus

•

Rights of accumulations which entitles shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of Fund assets held by accounts within the purchaser’s household at Baird. Eligible Fund assets not held at Baird may be included in the rights of accumulations calculation only if the shareholder notifies his or her financial advisor about such assets

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•	Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases through Baird, over a 13-month period of time

Morgan Stanley Wealth Management (“Morgan Stanley”)

Shareholders purchasing Fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in this Fund’s Prospectus or SAI.

Front-end Sales Charge Waivers on Class A Shares Available at Morgan Stanley Wealth Management

•

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans

•	Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules

•	Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund

•	Shares purchased through a Morgan Stanley self-directed brokerage account

•

Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program.

•

Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

Raymond James & Associates, Inc., Raymond James Financial Services, Inc. and each entity’s affiliates (“Raymond James”)

Shareholders purchasing fund shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s prospectus or SAI.

Front-end sales load waivers on Class A shares available at Raymond James

•	Shares purchased in an investment advisory program.

•	Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions.

•	Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.

•

Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).

•

A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.

CDSC Waivers on Class C shares available at Raymond James

•	Death or disability of the shareholder.

•	Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.

•	Return of excess contributions from an IRA Account.

•

Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable Treasury Regulations as described in the fund’s prospectus.

•	Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.

•	Shares acquired through a right of reinstatement.

Front-end load discounts available at Raymond James: breakpoints, rights of accumulation, and/or letters of intent

•	Breakpoints as described in this prospectus.

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•

Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.

•

Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

Waivers Specific to Stifel, Nicolaus & Company, Incorporated (“Stifel”)

Shareholders purchasing Fund shares through a Stifel platform or account or who own shares for which Stifel or an affiliate is the broker-dealer of record are eligible for the following additional sales charge waiver.

Front-end Sales Load Waiver on Class A Shares available at Stifel

•	Class C shares that have been held for more than seven (7) years will be converted to Class A shares of the same Fund pursuant to Stifel’s policies and procedures

•	All other sales charge waivers and reductions described elsewhere in the Fund’ Prospectus or SAI still apply.

Class C Shares

Class C shares will generally be offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms and retirement platforms. Class C shares allow for the payment of up to 0.75% of net assets to financial intermediaries for the provision of distribution services and up to 0.25% of net assets for the provision of shareholder services on behalf of their clients. Class C shares also allow for the payment of fees to financial intermediaries for providing administrative services, including recordkeeping, sub-accounting, order processing for omnibus or networked accounts, or other shareholder services provided on behalf of their clients.

There is a $500,000 maximum on any single purchase of Class C shares. For investors who wish to purchase more than $500,000 worth of shares, the sales charge and expense structure of Class A shares may be more advantageous.

Commission on Class C shares

The Distributor may pay to your financial intermediary a commission rate of 1.00% of the NAV of the Class C shares purchased. Service providers to qualified plans will not be eligible to receive this commission if they receive 12b-1 fees from the time of initial investment of qualified plan assets in Class C shares.

Investor Class Shares

Investor Class shares are available for purchase only to the following investors, or any other investors specifically approved by the Investment Adviser:

•

qualified retirement plans that are clients of third-party administrators that have entered into agreements with the Distributor or the Investment Adviser and offer institutional share class pricing (i.e., no sales charge or Rule 12b-1 fees);

•	bank trust departments and trust companies that have entered into agreements with the Distributor or the Investment Adviser and offer institutional share class pricing to their clients;

•	college savings plans that qualify for tax-exempt treatment under Section 529 of the Internal Revenue Code of 1986, as amended (the “Code”);

•	other accounts or investment vehicles (e.g., a separate account) managed, advised or offered by the Investment Adviser;

•

investors purchasing shares through an asset-based fee program which regularly offers institutional share classes and which is sponsored by a financial intermediary that has entered into an agreement with the Distributor or the Investment Adviser;

•	clients of a financial representative who are charged a fee for consulting or similar services; and

•	corporations, endowments, and foundations that have entered into an arrangement with the Distributor or the Investment Adviser.

Trust companies or bank trust departments that purchased Investor Class shares for trust accounts may transfer them to the beneficiaries of the trust accounts, who may continue to hold them or exchange them for Investor Class shares of other Funds.

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MINIMUM INVESTMENTS

The following table shows the minimum investment amounts for purchasing share classes of each Fund.

Class	Minimum Initial Investment		Minimum Subsequent Investment	Distribution Fee
Class A Shares	$2,500	[1]	$50	0.25%
Class C Shares	$2,500	[1]	$50	1.00%
Investor Class Shares	$2,500		$50	NONE

[1]	Certain tax-qualified retirement accounts or UGMA/UTMA accounts are subject to a $500 minimum.

The Funds reserve the right to change the amount of these minimums from time to time or to waive them in whole or in part if, in the Investment Adviser’s or the Fund’s opinion, the investor has adequate intent and availability of assets to reach a future level of investment in the Fund that is equal to or greater than the minimum. Shareholders will be notified of any changes to a Fund’s investment minimums via a supplement to the Fund’s prospectus.

You may purchase, redeem or exchange shares of the Funds on any business day, which is any day the New York Stock Exchange is open for business. Generally, you may purchase, redeem or exchange shares only through institutional channels, such as financial intermediaries and retirement platforms. The minimum investment for Class A shares, Class C shares and Investor Class shares is $2,500 per Fund account for non-retirement accounts. Certain tax-qualified retirement accounts or UGMA/UTMA accounts are subject to a $500 minimum. Investors in a defined contribution plan through a third-party administrator should refer to their plan document or contact their plan administrator for additional information. Accounts that are a part of certain wrap programs may not be subject to these minimums. Investors should refer to their intermediary for additional information.

DISTRIBUTION AND NETWORKING, SUB-ACCOUNTING AND ADMINISTRATIVE SERVICES

Distribution Fees

In accordance with Rule 12b-1 of the Investment Company Act of 1940, as amended, the Funds have adopted distribution plans for Class A shares and Class C shares (the “Class A Plan,” and “Class C Plan” respectively, or collectively the “Plans”). Under the terms of the distribution plans, the Funds are authorized to make payments to the Distributor for remittance to financial intermediaries, as compensation for distribution-related services provided by such entities for their customers, or to be retained by the Distributor for its performance of such services.

Such financial intermediaries are required to meet certain conditions in order to be eligible to receive distribution fees. The table below shows the annual distribution fees (as a percentage of average daily net assets) applicable to each share class of the Funds:

Share Class	Distribution Fee
Class A Shares	0.25%
Class C Shares	1.00%*
Investor Class Shares	0.00%

*	Up to 0.75% of this fee is for distribution services and up to 0.25% of this fee is for shareholder services.

Under the terms of the Plans, the Funds are authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Funds.

Such financial intermediaries may from time to time be required to meet certain criteria in order to be eligible to receive 12b-1 fees. Typically, under the adopted Class C Plan, the Distributor retains all fees paid for the first 12 months pursuant to the Plan on any investment in Class C shares in order to recoup prior expenses incurred with respect to the payment of a 1% commission on sales of Class C shares to the financial intermediary. Accordingly, financial intermediaries will become eligible for monthly compensation under the Class C Plan beginning in the 13th month following the purchase of Class C shares. However, certain financial intermediaries may elect not to receive the initial 1% commission, in which case the Distributor will pay the monthly 12b-1 fees to such financial intermediary beginning the first month following the purchase of Class C shares as such fees accrue. The Class C shares for which a financial intermediary elects not to receive the initial 1% commission will not be subject to a CDSC. The Distributor is entitled to retain some or all fees payable under the Plan in certain circumstances, including when there is no broker of record or when certain qualification standards have not been met by the broker of record. Because 12b-1 fees are paid out of the Funds’ assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.

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Networking, Sub-Accounting and Administrative Services Fees

Select financial intermediaries may enter into arrangements with the Funds, or its designees, to perform certain networking, recordkeeping, sub-accounting and/or administrative services for shareholders of the Funds. In consideration for providing these services in an automated environment, such financial intermediaries may receive compensation from the Funds. Any such compensation by the Funds to these select financial intermediaries for the aforementioned services is in addition to, and distinct from, any Rule 12b-1 related services provided to Fund shareholders.

Other Financial Intermediary Compensation

The Distributor, the Investment Adviser and their affiliates may make payments, from their own resources, to financial intermediaries for marketing/sales support services relating to the Funds (“Marketing Support Payments”). Marketing Support Payments are in addition to Distribution Fees and Networking, Sub-Accounting and Administrative Services Fees that may be paid to eligible financial intermediaries, including the Distributor, as appropriate. Such payments are generally based upon one or more of the following factors: average net assets of a Fund sold by the Distributor attributable to that financial intermediary, gross sales of a Fund distributed by the Distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the Distributor, the Investment Adviser and their affiliates may make increased payments on a basis other than those described above when dealing with certain financial intermediaries. Such increased payments may enable such financial intermediaries to offset credits that they may provide to customers.

In addition to the payments described above, the Distributor, the Investment Adviser and their affiliates may make other payments or allow promotional incentives to broker-dealers to the extent permitted by the SEC and the Financial Industry Regulatory Authority rules and by other applicable laws and regulations.

Amounts paid by the Distributor, the Investment Adviser and their affiliates are paid out of their own resources and do not increase the amount paid by you or the Funds. You can find further details in the SAI under “Other Financial Intermediary Compensation” about the payments made by the Distributor, the Investment Adviser and their affiliates, if any, to which the Distributor and the Investment Adviser have agreed to make Marketing Support Payments.

Your financial intermediary may charge you fees and commissions in addition to those described in the prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial advisors may have a financial incentive for recommending a Fund or a particular share class over others.

PRICING OF FUND SHARES

The price you pay or receive when you buy, sell or exchange shares is a Fund’s next determined net asset value (or “NAV”) per share for a given share class after the Transfer Agent receives all required documents in good order (as described below). NAV is computed as of the close of business of the New York Stock Exchange (“NYSE”) each day that it is open for trading, which is typically at 4:00 p.m. Eastern Time. Orders received before the close of business are typically priced at a Fund’s NAV per share as computed on that day. Orders received after the close of business are typically priced at a Fund’s NAV per share as computed on the next business day.

NAV per share is determined by totaling the value of all portfolio securities, cash and other assets, including accrued interest and dividends, attributable to a class, and subtracting from that all liabilities, including accrued expenses, attributable to a class. The total NAV is divided by the total number of outstanding shares of the class to determine the NAV of each share.

Securities in each Fund’s portfolio are valued primarily on market quotes, or, if quotes are not available, by a method that the Board believes would accurately reflect the securities’ fair value. Fair value pricing, for example, may be used for high-yield debt securities when available pricing information is stale or is determined for other reasons not to accurately reflect fair value.

All equity securities are valued at the close of business of the NYSE, which is usually 4:00 p.m. Eastern Time. Equity securities are valued at the closing price or last sales price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the last reported bid price. Foreign securities shall be valued in U.S. dollars utilizing spot exchange rates at the close of regular trading on the NYSE. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board, including utilizing a third party pricing service to determine these fair values (as described below).

Fixed income (debt) securities with original or remaining maturities more than 60 days are typically valued at the mean of their quoted bid and asked prices. Short-term fixed income securities of sufficient credit quality with 60 days or less to maturity are typically amortized to maturity based on their cost to a Fund if acquired within 60 days of maturity or, if already held by a Fund on the 60th day, based on the value determined on the 61st day.

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Securities and other assets for which reliable market quotations are not readily available will be valued at their fair value as determined by the Investment Adviser under the policy and procedures adopted by, and under the general supervision of, the Board. The Investment Adviser may determine that fair value pricing is appropriate for securities that, for example, are thinly traded or illiquid, or where the Investment Adviser believes that the prices provided by a pricing service are not accurate or where such prices are not available. When fair valuation is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same security. For example, a Fund may use fair value pricing if the value of a security it holds has been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchange on which the security is traded. This most commonly occurs with foreign securities, but may occur in other cases as well. Significant events that may impact the value of securities principally traded in foreign markets (e.g., movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close and the time that a Fund calculates its NAV. Because the frequency of significant events is not predictable, fair value pricing of certain common stocks may or may not occur on a frequent basis. The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the NAV of a Fund.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when a Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund would have priced the security. Also, the use of fair valuation may cause a Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate.

Shares of a Fund will not be priced on the days on which the NYSE is closed for trading, and on the following holidays or days on which the following holidays are observed: New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

ACCOUNT RULES AND POLICIES

Mandatory Redemption

If your account in Class A or Class C of a Fund falls below $750 for any reason other than market fluctuations, we will ask you to add to your account. If your account balance is not brought up to the amount at which such mandatory redemption would apply or you do not send us other instructions, we reserve the right to redeem your shares and send you the proceeds. Before doing so, you will be given at least 60 days’ notice to bring the account up to the applicable amount.

Medallion Signature Guarantee

Medallion guarantees are only required for mailed redemption requests under the following circumstances: (1) if the address on your account was changed within the last 15 days; (2) if the amount of the redemption exceeds $100,000 and includes bank account information that is not currently on file with Meridian or if all of the owners of your Fund account are not included in the registration of the bank account provided; or (3) if the redemption is made payable to a third party. You can get a Medallion guarantee at a financial institution such as a bank or brokerage house. We do not accept notarized signatures.

Other Documents

Additional documents may be required for purchases and redemptions when shares are registered in the name of a corporation, partnership, association, agent, fiduciary, trust, estate or other organization. For further information, please call 1-800-446-6662.

Share Transfers

You may transfer shares of a Fund by delivering to the Transfer Agent: (1) a letter of instructions, signed exactly as the shares are registered by each registered owner, which identifies clearly the exact names in which the account presently is registered, the account number, the number of shares to be transferred, and the names, address and social security or tax identification number of the account to which the shares are to be transferred, (2) stock certificates, if any, which are the subject of the transfer, and (3) an instrument of assignment (“stock power”), which should specify the total number of shares to be transferred and on which the signatures of the registered owners have been guaranteed. (See “Medallion Signature Guarantee.”) Additional documents are required for transfers by corporations, executors, administrators, trustees and guardians. If you have questions about the documents required, call 1-800-446-6662. If the transfer establishes a new account, you must also submit a new application. Meridian is not bound to record any transfer on the stock transfer books maintained by the Transfer Agent until the Transfer Agent has received all required documents.

Short-Term Trading Policy

The Funds are intended for long-term investors and not for those who wish to trade frequently in their shares. The Funds are not intended to accommodate frequent purchases and redemptions of shares by shareholders. Short-term trading (sometimes known

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as “market timing”) into and out of a Fund, particularly in larger amounts, may harm performance by disrupting portfolio management strategies and by increasing expenses, including brokerage and administrative costs, and may dilute the value of the holdings of other shareholders of a Fund. Short-term trading may cause a Fund to retain more cash than the portfolio manager would normally retain in order to meet unanticipated redemptions or may force a Fund to sell portfolio securities at disadvantageous times to raise the cash needed to meet those redemption or exchange requests. With this in mind, the Board has adopted a Short-Term Trading Policy (the “Policy”). Under the Policy, to discourage short-term trading in Fund shares, each Fund imposes 2.00% short-term redemption fee when shares of a Fund are redeemed (either by selling or exchanging into another Fund) within 60 days of purchase. The Policy applies to all shares of the Funds except for Class C shares.

The short-term redemption fee does not apply to: (1) shares acquired through reinvestment of dividends and other Fund distributions; (2) systematic purchases and redemptions; (3) required distributions or return of excess contributions from retirement accounts; (4) certain hardship situations such as death or disability; (5) redemptions from certain accounts held through intermediaries that have entered into an agreement with the Fund or its Distributor, including (i) certain employer-sponsored retirement plans; (ii) certain broker wrap fee and other fee-based programs; (iii) certain omnibus accounts where the omnibus account holder does not have the operational capability to impose a redemption fee on its underlying customers’ accounts; and (iv) certain intermediaries that do not have or report to the Fund sufficient information to impose a redemption fee on their customers’ accounts (e.g., certain omnibus accounts where redemptions cannot be tracked to the individual shareholder); or (6) circumstances that may fall within the Funds’ short-term trading prohibitions, but which a Fund may determine in its sole discretion, including, but not limited to, limited waivers of redemption fees in order to comply with the safe harbor for “qualified investment alternatives” under the Pension Protection Act of 2006.

The Policy specifies that shares will be redeemed in the following order: first, shares acquired through reinvestment of dividends and other fund distributions; second, shares held more than 60 days; and third, shares held for 60 days or less (subject to a 2.00% short-term redemption fee). Holding periods are determined based on a first-in, first-out method. Shareholders will normally comply with the Funds’ policy regarding short-term trading by allowing 60 days to pass after each investment before they sell or exchange a Fund’s shares. Exchanges involve a redemption of shares and are subject to the redemption fee. The Funds may take appropriate action if shares are held longer than 60 days if the trading is disruptive for other reasons such as unusually large trade size. In addition, the Funds reserve the right to suspend or terminate your ability to make further purchases at any time, and to impose restrictions on purchases or exchanges on conditions that are more restrictive than those that are otherwise stated in this Prospectus. The Funds reserve the right to modify the terms of, or terminate, the short-term redemption fee at any time. The Funds and their agent also reserve the right to refuse any purchase order, at any time, by any investor or group of investors for any reason. The Funds acknowledge that certain intermediaries may impose short-term or frequent trading restrictions that differ from those of the Funds, including such intermediary’s own restrictions or limitations to discourage short-term or excessive trading. You should consult your financial intermediary to find out what trading restrictions, including limitations on exchanges, may apply. The Funds, and their service providers, encourage those financial intermediaries to apply the Policy to their customers who invest indirectly in the Fund.

The Policy is subject to limitations on the Funds’ ability to detect and curtail short-term or disruptive trading practices. Shareholders seeking to engage in short-term trading practices may use a variety of strategies to avoid detection. Despite the best efforts of the Funds or their agents to prevent short-term or disruptive trading, there is no guarantee that the Funds or their agents will be able to identify such shareholders or curtail short-term trading practices. The Funds may receive purchase and redemption orders through financial intermediaries and cannot always identify or reasonably detect excessive short-term trading which may be facilitated by these intermediaries or by the use of omnibus account arrangements offered by these intermediaries to investors. The Transfer Agent will attempt to monitor overall purchase and redemption activity in those accounts to seek to identify patterns that may suggest excessive trading by the underlying owners. If evidence of possible excessive trading activity is observed by the Transfer Agent, the financial intermediary that is the registered owner will be asked to review the account activity, and to confirm to the Transfer Agent and the respective Fund that appropriate action has been taken to curtail any excessive trading activity. Omnibus accounts are commonly used by financial intermediaries and benefit plans. Omnibus accounts allow multiple investors to aggregate their respective share ownership positions and purchase, redeem and exchange Fund shares using a single account where the identity of the individual shareholder(s) is not known to the Funds or their agents. If an individual shareholder in an omnibus account can be identified, they will be subject to the redemption fee.

Information Sharing Agreements

As required by Rule 22c-2 under the 1940 Act, the Funds or certain of its service providers will enter into information sharing agreements with financial intermediaries, including participating life insurance companies and financial intermediaries that sponsor or offer retirement plans through which shares of the Funds are made available for purchase. Pursuant to Rule 22c-2, financial intermediaries are required, upon request, to: (i) provide shareholder account and transaction information and (ii) execute instructions from the Funds to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Funds as having engaged in transactions that violate the Funds’ excessive trading policies and procedures.

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Identity Verification

Federal law requires Meridian, and your financial intermediary, to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals) and taxpayer or other government issued identification number (e.g., social security number or other taxpayer identification number). Some financial intermediaries may also require that you provide other documents to assist in verifying your identity.

Until verification of your identity is made, the Funds may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Funds are unable to verify your identity after your account is open, the Funds reserve the right to close your account or take other steps as deemed reasonable. The Funds will not be liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Your financial intermediary may temporarily limit additional share purchases or even close an account if they are unable to verify your identity. Please contact your financial intermediary if you need assistance or would like to receive additional information regarding identity verification.

Policy Regarding Disclosure of Portfolio Holdings

A description of the Funds’ policies regarding disclosure of the Funds’ portfolio holdings can be found in the Funds’ SAI and on the Funds’ website at www.arrowmarkpartners.com/meridian.

Householding

In order to reduce shareholder expenses, we may, if prior consent has been provided, mail only one copy of the Funds’ Prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call 1-800-446-6662. If your shares are held through a financial institution, please contact them directly. We will begin sending your individual copies with the next scheduled mailing.

HOW TO PURCHASE SHARES

Generally, purchases of Class A shares, Class C and Investor Class shares may only be made through institutional channels such as financial intermediaries and retirement accounts. Contact your financial intermediary or refer to your plan documents for information on how to invest in the Funds, including additional information on minimum initial or subsequent investment requirements. Your financial intermediary may charge you a separate or additional fee for processing purchases of shares. The Funds have only authorized certain financial intermediaries to receive purchase orders on the Funds’ behalf. As discussed above, pursuant to agreements with certain intermediaries, the Investment Adviser and/or Distributor may pay commissions or fees to those intermediaries for their role in the attraction and retention of shareholders to the Funds. When considering Fund recommendations made by these intermediaries, you should consider such arrangements.

Meridian may, from time to time, accept telephone purchase orders from broker dealers and institutions previously approved by Meridian. Meridian does not have a sales or service charge but those broker dealers may charge you for their services.

Because the Funds are not intended for frequent trading, the Funds reserve the right to reject any purchase order, including exchange purchases, for any reason. For more information about the Funds’ policies on frequent trading, refer to “Short Term Trading Policy”.

If you are opening an account in the name of a legal entity (e.g., a partnership, business trust, limited liability company, corporation, etc.), you may be required to supply the identity of the beneficial owner or controlling person(s) of the legal entity prior to the opening of your account. The Fund may request additional information about you (which may include certain documents, such as articles of incorporation for companies) to help the Transfer Agent verify your identity.

Keeping You Informed

As a shareholder, you will be sent the following communications:

•	confirmation statements; account statements (mailed after the close of each calendar quarter);

•	annual and semi-annual reports (mailed approximately 60 days after June 30 and December 31);

•	a 1099 tax form (mailed by the applicable deadline); and

•	a copy of the Fund’s annually updated Prospectus (mailed to existing shareholders in the fall of each year).

Automatic Investment Plan. The automatic investment plan provides a convenient method to have monies deducted directly from your bank account for investment in a Fund, provided that your purchases meet the applicable minimum subsequent investment requirement and that the plan be available for shareholders of the Fund in which you are invested. To learn more about the plan and to begin participating in this plan, please call 1-800-446-6662. In addition, you may arrange for periodic purchases by authorizing your

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financial intermediary to debit the amount of your investment from your bank account on a day or days you specify. Contact your financial intermediary or a representative of the Distributor, if applicable, for details. Not all financial intermediaries provide this plan. The Funds may alter, modify or terminate this plan at any time.

Automated Clearing House Purchases. Current shareholders may purchase additional shares via Automated Clearing House (“ACH”). To have this option added to your account, please send a letter to the Funds requesting this option and supply a voided check for the bank account. Only bank accounts held at domestic institutions that are ACH members may be used for these transactions.

You may not use ACH transactions for your initial purchase of Fund shares. ACH purchases will be effective at the closing price per share on the business day after the order is placed. The Funds may alter, modify or terminate this purchase option at any time.

Shares purchased by check or via ACH will not be available for redemption until payment for such shares has been received by the Fund. For shares purchased via check, it may take up to 15 business days for a check to clear and the Fund to receive payment. For shares purchased via ACH, it may take up to 60 days for the Fund to receive payment.

EXCHANGES BETWEEN FUNDS

In general, you may exchange shares between Funds on any day the NYSE is open for regular trading, subject to eligibility and other requirements. Contact your financial intermediary or consult your plan documents for information on exchanging into other Funds. As with any investment, be sure to read the prospectus of any Fund(s) into which you are exchanging. An exchange from one such fund to another is generally a taxable transaction (except for certain tax-qualified accounts) and has the same tax consequences as ordinary purchases and redemptions. The Funds and the Transfer Agent employ reasonable procedures, including providing written confirmations, to confirm that the instructions received from any person with appropriate account information are genuine. Exchange redemptions and purchases are processed simultaneously at the Fund’s next determined NAV per share after the exchange order is received in good order. (See “Pricing of Fund Shares.”)

Exchanges are subject to the following conditions:

•	You may generally exchange shares of a Fund for shares of the same class of any of the other Funds sold by or available through your financial intermediary or qualified plan.

•	The Funds may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•

The exchange privilege is not intended as a vehicle for short-term or frequent trading. A Fund may suspend or terminate your exchange privilege if you make more than one round trip in such Fund in a 30-day period and may bar future purchases in such Fund or the Funds. The Funds will work with intermediaries to apply the Funds’ exchange limit. However, the Funds may not always have the ability to monitor or enforce the trading activity in such accounts. For more information about the Funds’ policy on frequent trading, refer to “Short-Term Trading Policy.”

•

Under certain circumstances exchanges between certain classes of shares of the same Fund may be permitted. Such exchanges may be subject to a CDSC, a redemption fee or other fees, at the discretion of the Fund. Any such exchange and any CDSC, redemption fee or other fees may be waived for certain intermediaries that have entered into an agreement with the Distributor.

Exchange services are available only in states where the Fund to be purchased may be legally offered and may be terminated or modified at any time upon 60 days’ written notice.

An exchange of shares of different funds represents the taxable sale of shares of one fund and the purchase of shares of another fund. For U.S. federal income tax purposes, this may produce a taxable gain or loss in your non-tax-qualified account.

EXCHANGES BETWEEN SHARE CLASSES

Fund shareholders may transfer shares between the Class A, Class C, Investor Class shares and other share classes of a Fund. Share class transfers must generally meet the minimum investment requirements described in “Purchase and Sale of Fund Shares” in the applicable prospectuses, though the Funds reserve the right to waive or change investment minimums. Such exchanges may be subject to a CDSC, a redemption fee or other fees, at the discretion of the Funds. Any such exchanges and any CDSC, redemption fee or other fees may be waived for certain intermediaries that have entered into an agreement with the Adviser. A share class transfer between shares of a single Fund is generally not considered a taxable transaction and is not subject to a short-term redemption fee, although certain tax reporting requirements may apply to significant holders as discussed in the SAI under “FEDERAL INCOME TAXES — Transfers between Shares of Different Funds or Classes of a Single Fund”. You may request a share class transfer by telephone or by mail. Please call the Funds’ transfer agent, BNY Mellon Investment Servicing (US) Inc., at 1-800-446-6662 for more information.

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Waiver of Sales Charge

The sales charge will be waived on any Class A shares received through an exchange of Class A shares of any of the Funds, which includes the Legacy Class shares and the Investor Class shares of the Funds. Class A shares or Class C shares received through an exchange of Class A shares or Class C shares, respectively, of another Fund will not be subject to any applicable CDSC at the time of the exchange. Any CDSC applicable to redemptions of Class A shares or Class C shares will continue to be measured on the shares received by exchange from the date of your original purchase. For more information about the CDSC, please refer to “How to Redeem.” Unlike Class A shares, Class C shares do not have any front-end sales charges; however, their higher annual operating expenses mean that over time, you could end up paying more than the equivalent of the maximum allowable front-end sales charge.

HOW TO REDEEM

Generally, redemptions may only be effected through financial intermediaries, retirement platforms and certain institutional investors, as applicable and described above. It is possible that your financial intermediary charges a processing or service fee in connection with the redemption of shares. Contact your financial intermediary or refer to the appropriate plan documents for details.

Shares of the Funds are redeemable on any day the NYSE Market is open. Redemptions are duly processed at the NAV next calculated after receipt of the redemption order by the Funds or their agents. Redemption proceeds, less any applicable CDSC for Class A shares or Class C shares will typically be sent within one to two business days following receipt of the redemption order but may take up to seven days.

The Funds reserve the right to postpone payment of redemption proceeds for up to seven calendar days. Additionally, the right to require the Funds to redeem your shares may be suspended, or the date of payment may be postponed beyond seven calendar days, whenever: (i) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed (except for holidays and weekends); (ii) the SEC permits such suspension and so orders; or (iii) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.

Systematic Withdrawal Plan

Once you have established an account with $5,000 or more, you may automatically receive funds from your account on a monthly, quarterly or semi-annual basis (minimum withdrawal of $100). The maximum annual rate, at which shares subject to a CDSC may be redeemed, pursuant to a systematic withdrawal plan, without paying a CDSC, is 12% of the NAV of the account. Call 1-800-446-6662 to request a form to start a systematic withdrawal plan.

Redemption Price and Conditions

All shares of a Fund may be redeemed at the next NAV per share of the Fund determined after receipt of a redemption request in good order received by the Transfer Agent by mail or telephone as described above. Because the NAV of a Fund’s shares will fluctuate as a result of changes in the market value of the securities it owns, the amount you receive upon redemption may be more or less than the amount you paid for the shares. (See “Pricing of Fund Shares.”) Payment for shares redeemed in writing or by telephone, if in good order, will be made promptly after receipt, but not later than seven business days after the valuation date. Under normal conditions, each Fund imposes a 2.00% short-term redemption fee when shares of a Fund are redeemed within 60 days of purchase (see “Short-Term Trading Policy”). The Short Term Trading Policy applies to all shares of the Funds except for Class C shares. Requests for redemption which are subject to any special conditions or which specify an effective date other than as provided in this Prospectus cannot be accepted.

Although the Funds generally intend to pay redemption proceeds in cash, a Fund may redeem some or all of its shares in kind under certain circumstances such as to protect the interests of remaining shareholders, to accommodate a request by a particular shareholder that does not adversely affect the interests of the remaining shareholders, in connection with the liquidation of a Fund, or a lack of liquidity in the Fund’s portfolio to meet redemptions. This means that the redemption proceeds will be paid in assets from a Fund’s portfolio by delivery of securities selected from its assets at the Fund’s discretion. If a Fund redeems your shares in kind, you may bear transaction costs and may bear market risks until such assets are converted into cash. In kind redemption proceeds could include illiquid securities. As described in the SAI, illiquid securities are those that a Fund cannot reasonably expect to receive approximately the amount the Fund values those securities within seven days.

Investment dealers handling redemption transactions may charge you for the service. Requests for redemptions will be honored but payment will be withheld until checks (including certified checks) received for the shares purchased have cleared, which can take as long as fifteen calendar days from date of purchase.

Contingent Deferred Sales Charge and Waivers

A 1.00% Contingent Deferred Sales Charge CDSC will be deducted with respect to Class C shares redeemed within 12 months of purchase, unless a CDSC waiver applies. The CDSC will be based on the lower of the original purchase price or the value of the redemption of the Class C shares redeemed, as applicable.

43

There are certain cases in which you will be exempt from a CDSC charged to Class C shares. Among others, these include:

•	The death or disability of an account owner and to honor a qualified domestic relationships order (QDRO);

•	Retirement plans and certain other accounts held through a financial intermediary that has entered into an agreement with the Distributor to waive CDSCs for such accounts;

•	Retirement accounts taking required minimum distributions;

•	The redemption of Class C shares acquired through reinvestment of Fund dividends or distributions;

•	The portion of the redemption representing appreciation as a result of an increase in NAV above the total amount of payments for Class C shares during the period during which the CDSC applied;

•	If the Fund chooses to liquidate or involuntarily redeem shares in your account; or

•

If a financial intermediary elects to not receive the initial 1% commission and is receiving 12b-1 fees beginning on the first month following the purchase of Class C shares as such fees accrue, where an agreement is in place between the financial intermediary and the Distributor.

To keep the CDSC as low as possible, Class C shares not subject to any CDSC will be redeemed first, followed by shares held longest.

Class A Shares Reinstatement Privilege

After you have redeemed Class A shares, you have a onetime right to reinvest the proceeds within 90 days of the redemption date at the current NAV (without an initial sales charge). You will not be reimbursed for any CDSC paid on your redemption of Class A shares.

44

DISTRIBUTIONS AND TAX STATUS

DISTRIBUTIONS

Each Fund intends to declare and pay distributions from the Fund’s net investment income, if any, annually. The amount depends on earnings, the financial condition of the Fund and other factors. Each Fund will also distribute any net realized capital gains to shareholders annually. A Fund may make additional distributions of any net investment income or net realized capital gains near or following the end of the calendar year. All distributions will be automatically reinvested in additional shares unless you elect to receive payment in cash. The NAV of shares will be reduced by the amount of your distributions.

If you purchase Fund shares shortly before the record date for a distribution, you will pay the full price for the shares and receive some portion of the price back as a taxable distribution. Similarly, if you purchase shares of a Fund when it holds appreciated securities, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and distributes the gain. The Funds have built up, or have the potential to build up, high levels of unrealized appreciation, which may result in future taxable distributions.

Undeliverable Distribution Checks

If you choose to receive distributions in cash and distribution checks are returned and marked as “undeliverable” or remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be cancelled and the money reinvested in the Fund. No interest is paid during the time the check is outstanding.

Cost Basis Reporting

Mutual funds are required to report to the Internal Revenue Service (“IRS”) holding period information and the “cost basis” of shares acquired by a shareholder on or after January 1, 2012 (“covered shares”) and subsequently redeemed, along with holding period information, as well as the gross proceeds from the sale of fund shares regardless of when acquired. These requirements do not apply to investments through a tax-qualified arrangement, such as a 401(k) plan or an individual retirement plan. The cost basis of a share is generally its purchase price adjusted for returns of capital and other corporate actions. Cost basis is used to determine whether a sale of the shares results in a gain or loss. If you redeem covered shares during any year, then the Fund will report the cost basis of such covered shares to the IRS and you on Form 1099-B.

The Funds will permit you to elect from among several IRS-accepted cost basis methods to calculate the cost basis of your covered shares. If you do not affirmatively elect a cost basis method, then the Fund’s default cost basis calculation method will be applied to your account(s). The cost basis method elected or applied may not be changed after the settlement date of a sale of Fund shares.

If you hold Fund shares through a broker (or another nominee), please contact that broker (nominee) with respect to the reporting of cost basis and available elections for your account.

You are encouraged to consult your tax advisor regarding the application of the cost basis reporting rules and, in particular, which cost basis calculation method you should elect.

FEDERAL INCOME TAXES

This discussion regarding federal income taxes is based on laws that were in effect as of the date of this Prospectus. Except where otherwise noted, this discussion does not describe issues that apply to shareholders in special situations, such as tax-exempt or foreign shareholders (as defined in the SAI) or those holding Fund shares through a tax-qualified account, such as a 401(k) Plan or IRA, shareholders holding investments through foreign institutions, broker-dealers, shareholders holding shares as part of a larger integrated transaction, shareholders who are subject to alternative minimum tax, financial institutions, insurance companies, or pass-through entities such as entities taxed as partnership or S corporations. This discussion summarizes only some of the important federal income tax considerations that affect the Funds and you as a shareholder. It is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation, including the federal, state, local and foreign tax consequences to you of an investment in a Fund. Additional federal income tax considerations are discussed in the SAI.

Each Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Code. This discussion assumes that each Fund will so qualify and will satisfy the distribution requirements under Subchapter M. There can be no guarantee that these assumptions will be correct. By qualifying as a regulated investment company, a Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains. Each Fund intends to distribute to the Fund’s shareholders substantially all of the Fund’s net investment income and net realized capital gains, if any.

45

Distributions

Distributions to you of a Fund’s ordinary income and net short-term capital gain, if any, generally are taxable as ordinary income. Distributions to you of a Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain regardless of how long you have held your shares, even if the gains arose from appreciation that already existed in securities owned by the fund when you invested in the fund. An individual’s net long-term capital gain is subject to a maximum federal income tax rate of 20% (in addition to the 3.8% Medicare tax described below).

If you are an individual or other noncorporate Fund shareholder, distributions attributable to dividends received by certain Funds from their investments in U.S. and certain foreign corporations will result in qualified dividend income, which is subject to tax rates applicable to long-term capital gains if certain holding period requirements are met by you for your Fund shares and by the Funds for their investments in the stock producing such dividends and certain other conditions are satisfied.

In general, distributions from a Fund are taxable to you when paid, whether you take the distributions in cash or automatically reinvest them in additional Fund shares. Dividends declared and payable by a Fund during October, November or December to shareholders of record on a specified date in such months, if paid by the end of January, are generally taxable as if received in December. You will be notified in January of each year about the federal tax status of distributions made by the Funds for the prior year.

If a dividend or distribution is made shortly after you purchase shares of a Fund, while in effect a return of capital to you, the dividend or distribution is still taxable. An investor can avoid this result by investing soon after the Fund has paid a dividend.

If a Fund invests in stock of a real-estate investment trust (a “REIT”), it may be eligible to pay “section 199A dividends” to its shareholders with respect to certain dividends received by it from its investment in REITs. Section 199A dividends are taxable to individual and other noncorporate shareholders at a reduced effective federal income tax rate, provided that certain holding period requirements and other conditions are satisfied.

Redeeming and Exchanging Shares

Your redemptions (including redemptions in-kind) and exchanges of shares of different Funds will ordinarily result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Such gain or loss generally will be long-term capital gain or loss if you have held your redeemed or exchanged Fund shares for more than one year at the time of redemption or exchange, except that any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. All or a portion of capital losses realized on the redemption or exchange of Fund shares may be disallowed if you invest (or agree to invest) in substantially identical securities within 30 days before or after the redemption or exchange.

Foreign Securities

The Funds’ investments in foreign securities may increase or accelerate a Fund’s recognition of ordinary income and may affect the timing or amount of a Fund’s distributions. A Fund may hold securities in entities that are passive foreign investment companies for U.S. federal income tax purposes. A Fund may make certain tax elections with respect to an investment in a passive foreign investment company, which may result in an acceleration of the recognition of income and/or the recognition of ordinary income. For more information, see the SAI under “FEDERAL INCOME TAXES — Passive Foreign Investment Companies.” The Funds may incur foreign taxes in connection with some of their foreign investments. In general, shareholders cannot deduct or claim a credit for these taxes.

Surtax on Net Investment Income

An additional 3.8% Medicare tax will be imposed on certain net investment income (including dividend income and capital gains received from a Fund as well as net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts (other than certain tax exempt trusts) to the extent that such person’s gross income as adjusted exceeds a threshold amount.

Backup Withholding

A Fund may be required to “back-up” withhold a portion of your distributions and redemption proceeds if you have not timely provided the Fund your taxpayer identification number in compliance with IRS rules and certified that you are not subject to back-up withholding. The backup withholding tax rate is 24%. To avoid back-up withholding, make sure you provide your correct tax identification number (Social Security number for most investors) and appropriate certification on your account application. If you do not provide us with a correct taxpayer identification number, you may be subject to IRS penalties. The IRS may also instruct a Fund that you are subject to back-up withholding.

Investors should consult with their tax advisers regarding the U.S. federal, foreign, state and local tax consequences of an investment in the Fund.

46

Foreign Shareholders

This section applies only to Foreign Shareholders. A “Foreign Shareholder” is a foreign beneficial owner of shares of the Fund that, for U.S. income tax purposes, is a nonresident alien individual, a foreign corporation, a foreign trust or a foreign estate (each as defined in the SAI). This section does not apply, however, to Foreign Shareholders subject to special tax rules, such as:

•	former U.S. citizens and residents and expatriated or inverted entities;

•	a nonresident alien individual present in the United States for 183 days or more in a taxable year;

•	a controlled foreign corporation, passive foreign investment company, or a foreign government; or

•

a Foreign Shareholder whose income from the Fund is effectively connected with a U.S. trade or business of the Foreign Shareholder or, if a U.S. income tax treaty applies, is attributable to a U.S. permanent establishment of the Foreign Shareholder as determined under such treaty.

Distributions paid by a Fund to a Foreign Shareholder that are properly reported as capital gain dividends, short-term capital gain dividends, or interest-related dividends, generally will not be subject to withholding of U.S. federal income tax, provided certain conditions are met as described in the SAI under “FEDERAL INCOME TAXES - Foreign Shareholders.” Other ordinary income dividends will generally be subject to withholding of U.S. federal income tax at a rate of 30% (or a lower applicable treaty rate). To qualify for the exemption from U.S. withholding taxes on interest related dividends or short-term capital gains dividends, or for a reduced rate of withholding taxes under a U.S. income tax treaty on distributions from a Fund, Foreign Shareholders must generally deliver to the withholding agent a properly completed and executed certification concerning their status as a foreign person (generally, an applicable IRS Form W-8).

A Foreign Shareholder of a Fund is generally not subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of the Fund, on capital gain dividends or on short-term capital gain dividends or interest-related dividends, except in certain circumstances described in the SAI.

As described in the SAI, special rules would apply to Foreign Shareholders if shares of a Fund were to constitute “U.S. real property interests” (“USRPIs”) as defined in the Code, or, in certain cases, if the Fund’s distributions are attributable to gain from the sale or exchange of a USRPI.

Shares Held Through Foreign Accounts

Under provisions of the Code commonly referred to as “FATCA”, a Fund must withhold 30% of certain distributions that it pays on shares held through an account maintained by foreign financial institutions or other foreign entities. In general, no such withholding will be required with respect to a U.S. person or non-U.S. individual that timely provides required certifications on a valid IRS Form W-9 or applicable IRS Form W-8, respectively. A non-U.S. entity that invests in a Fund will need to provide the Fund with documentation properly certifying the entity’s status as either exempt from, or compliant with, FATCA in order to avoid FATCA withholding. A more complete description of FATCA can be found in the SAI under “FEDERAL INCOME TAXES — Withholding on Shares Held Through Foreign Accounts.” Non-U.S. persons should consult their tax advisors concerning documentation necessary to establish an exemption from, or compliance with, FATCA in connection with investing in a Fund.

47

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand each Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions). This information has been audited by [  ], the Funds’ independent registered public accounting firm, whose report, along with the Funds’ financial statements, is included in the Funds’ annual report, which is available upon request and incorporated by reference in the SAI.

[TO BE UPDATED BY SUBSEQUENT AMENDMENT]

48

For more information about MERIDIAN FUND, INC.® the following documents are available free upon request. You can download shareholder reports and the Funds’ Statement of Additional Information at no cost from our website at www.arrowmarkpartners.com/meridian.

Annual/Semi-annual Reports:

Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual reports to shareholders and in Form N-CSR.

In the Funds’ Annual Report, you will find a discussion of market conditions and investment strategies that significantly affected the Funds’ performance during the last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements.

Statement of Additional Information (SAI):

The SAI provides additional information about the Funds, including operations and investment strategies. It is incorporated by reference into this Prospectus and is legally considered a part of this Prospectus.

You may obtain free copies of the Funds’ annual and semi-annual reports to shareholders, the SAI, and other information about the Funds such as the Funds’ financial statements, and request other information or make shareholder inquiries, by visiting the Meridian Fund, Inc. website at www.arrowmarkpartners.com/meridian. To request additional information or to speak with a representative of the Funds, contact us at:

MERIDIAN FUND, INC.®

P.O. Box 9792

Providence, RI 02940-9694

1-800-446-6662

You can also review the Funds’ reports and SAI on the EDGAR Database on the Securities and Exchange Commission’s website at http://www.sec.gov.

Copies of this information may be obtained by submitting a request at the following E-mail address and paying a duplication fee: publicinfo@sec.gov.

(Investment Company Act File No. 811-04014)

Link to SAI

MERIDIAN FUND, INC.®

MERIDIAN GROWTH FUND®

LEGACY CLASS SHARES: MERDX; INSTITUTIONAL CLASS SHARES: MRRGX

MERIDIAN CONTRARIAN FUND

LEGACY CLASS SHARES: MVALX; INSTITUTIONAL CLASS SHARES: MFCRX

MERIDIAN HEDGED EQUITY FUND®

LEGACY CLASS SHARES: MEIFX; INSTITUTIONAL CLASS SHARES: MRREX

MERIDIAN SMALL CAP GROWTH FUND

LEGACY CLASS SHARES: MSGGX; INSTITUTIONAL CLASS SHARES: MSGRX

PROSPECTUS

[  ] [ ], 2026

This Prospectus contains essential information for anyone considering an investment in the Funds.

Please read this document carefully and retain it for future reference.

ArrowMark Colorado Holdings, LLC

(the “Investment Adviser”)

website: www.arrowmarkpartners.com/meridian

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

As of the date of this prospectus, Institutional Class shares of Meridian Hedged Equity Fund and Meridian Contrarian Fund are not publicly offered. Legacy Class shares of the Funds are not offered to the public, except in limited circumstances.

Link to SAI

MERIDIAN FUND, INC.®

FUND SUMMARY

MERIDIAN GROWTH FUND

Investment Objective

The MERIDIAN GROWTH FUND seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables or examples below.

Shareholder Fees (fees paid directly from your investment)	Legacy Class Shares	Institutional Class Shares
Maximum Sales Charge (Load) on Purchases	NONE	NONE
Maximum Deferred Sales Charge (Load)	NONE	NONE
Redemption Fee (as a percentage of amount redeemed, if you sell or exchange your shares within 60 days of purchase)	2.00%	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	[___]%	[___]%
Other Expenses	[___]%	[___]%
Total Annual Fund Operating Expenses	[___]%	[___]%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Legacy Class shares or Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year			3 Years			5 Years			10 Years
Legacy Class Shares	$	[__	]	$	[__	]	$	[__	]	$	[__	]
Institutional Class Shares	$	[__	]	$	[__	]	$	[__	]	$	[__	]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended June 30, 2026, the Fund’s portfolio turnover rate was [__]% of the average value of its portfolio.

Principal Investment Strategies

The Fund attempts to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets, including the amount of any borrowings for investment purposes, in securities of growth companies. For purposes of the Fund’s 80% investment policy, a company is considered to be a growth company if it: (i) issues securities that are represented in a third-party growth-style index or that are classified as a growth company by a third-party vendor; or (ii) exhibits, in the Adviser’s judgment, at least one growth characteristic similar to those commonly used by third-party index providers or third-party vendors in growth classifications. Such characteristics may include, but are not limited to, historical or projected growth in earnings, revenues, sales, cash flow, book value, or other relevant financial or operating measures; valuation measures used by index providers in style classification; or other fundamental characteristics that the Adviser believes support the potential for above-average growth or capital appreciation.

The Fund seeks long-term growth of capital by investing primarily in a diversified portfolio of publicly traded common stocks of U.S. companies. Under normal circumstances, the Fund emphasizes small- and mid-capitalization growth companies that the Investment Adviser believes may have prospects for above-average growth in revenues and earnings because of many factors, including high sales growth, high unit growth, industry growth, high or improving returns on assets and equity and a strong balance sheet. The Fund may invest in securities of companies with any capitalization across a broad range of industries, though it typically emphasizes small- and mid-capitalization companies. These may include companies that are relatively small in terms of total assets, revenues and earnings. The mix of the Fund’s investments at any time will depend on the industries and types of securities the Investment Adviser believes hold the most potential for achieving the Fund’s investment objective. The Fund may invest up to 25% of its total assets, calculated at the time of purchase, in securities of foreign companies, including emerging market companies. The Fund generally sells investments when the Investment Adviser concludes that better investment opportunities exist in other securities, the security is fully valued, or the issuer’s circumstances or the political or economic outlook have changed.

Principal Investment Risks

There are risks involved with any investment. The principal risks associated with an investment in the Fund, which could adversely affect its net asset value, yield and return, are set forth below. Please see the section “Further Information About Principal Risks” in this Prospectus for a more detailed discussion of these risks and other factors you should carefully consider before deciding to invest in the Fund.

An investment in the Fund may lose money and is not a deposit of a bank or insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Equity Securities Risk — Equity securities fluctuate in price and value in response to many factors including historical and prospective earnings of the issuer and its financial condition, the value of its assets, general economic conditions, interest rates, investors’ perceptions, market liquidity, natural disasters and the spread of infectious disease or other public health issues.

Small and Medium Company Risk — Generally, the smaller the capitalization of a company, the greater the risk associated with an investment in the company. The stock prices of small- and mid-capitalization and newer companies tend to fluctuate more than those of larger capitalized and/or more established companies and generally have a smaller market for their shares than do large capitalization companies.

Large Company Risk — Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Growth Securities Risk — Because growth securities typically trade at a higher multiple of earnings than other types of securities, the market values of growth securities may be more sensitive to changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

Investment Strategy Risk — The Investment Adviser uses the Fund’s principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective of long-term growth of capital. There is no assurance that the Investment Adviser’s investment strategies or securities selection method will achieve that investment objective.

Market Risk — The value of the Fund’s investments will fluctuate in response to the activities of individual companies and general stock market and economic conditions. As a result, the value of your investment in the Fund may be more or less than your purchase price.

Securities Lending Risk — The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Sector Concentration Risk — The Fund may concentrate its investments in companies that are in a single sector or related sector. Concentrating investments in a single sector may make the Fund more susceptible to adverse economic, business, regulatory or other developments affecting that sector. If an economic downturn occurs in a sector in which the Fund’s investments are concentrated, the Fund may perform poorly during that period. The Fund anticipates it will typically invest a significant portion of its assets in industrials sector and the health care sector, therefore, the Fund’s performance could be negatively impacted by events affecting these sectors.

The industrials sector may be adversely affected by, among other things, changes in the supply of and demand for products and services, product obsolescence, claims for environmental damage or product liability and general economic conditions.

Healthcare Sector Risk — The Fund anticipates it will typically invest a significant portion of its assets in the healthcare sector and, therefore, the Fund’s performance could be negatively impacted by events affecting the healthcare sector. The health care sector is subject to extensive government regulation and its profitability can be adversely affected by, among other things, restrictions on government reimbursement for medical expenses, rising costs of medical products and services, and increased emphasis on the delivery of healthcare through outpatient services.

Foreign Securities Risk — Investments in foreign securities, including in the securities of companies located in emerging markets, may be subject to more risks than those associated with U.S. investments, including currency fluctuations, political and economic instability and differences in accounting, auditing and financial reporting standards. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. In addition, emerging market securities involve greater risk and more volatility than those of companies in more developed markets. Significant levels of foreign taxes are also a risk related to foreign investments.

Performance

The bar chart and table below show the Fund’s historical performance and provide an indication of the risks of investing in the Fund, including by comparing the Fund’s performance with the returns of the Russell 3000® Index, a broad-based securities market index, and the Russell 2500® Growth Index, an index more representative of the Fund’s investment strategy. The bar chart shows changes in the performance of the Fund’s Legacy Class shares from year-to-year. Prior to November 1, 2013, the Fund offered a single class of shares which is now known as Legacy Class shares. The performance of the Fund’s other share class would have differed from that of Legacy Class shares only to the extent that such class has lower expenses than Legacy Class shares, which would have resulted in higher performance.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund may be obtained by visiting www.arrowmarkpartners.com/meridian or by calling 1-800-446-6662.

Year-by-Year Total Returns as of 12/31

[TO BE UPDATED BY SUBSEQUENT AMENDMENT]

During the period covered by this bar chart, the Fund’s Legacy Class shares highest quarterly return was [__]% (for the quarter ended [__]); and the lowest quarterly return was [__]% (for the quarter ended [__]%).

For the period January 1, 2026 through September 30, 2026, the total return of the Fund’s Legacy Class shares was [__]%.

Average Annual Total Returns

(For the year ended December 31, 2025)

MERIDIAN GROWTH FUND Legacy Class Shares (8/1/84)	1 Year	5 Years	10 Years	Life of Class
Return Before Taxes	[__]%	[__]%	[__]%	[__]%
Return After Taxes on Distributions	[__]%	[__]%	[__]%	[__]%
Return After Taxes on Distributions and Sale of Fund Shares[1]	[__]%	[__]%	[__]%	[__]%
Institutional Class Share (12/24/14)
Return Before Taxes	[__]%	[__]%	[__]%	[__]%
Russell 2500® Growth Index (reflects no deductions for fees, expenses or taxes)*	[__]%	[__]%	[__]%	[__]%
Russell 3000® Index (reflects no deductions for fees, expenses or taxes)**	[__]%	[__]%	[__]%	[__]%

[1]

The Fund’s returns after taxes on distributions and sale of Fund shares may be higher than its returns after taxes on distributions because it includes the effect of a tax benefit an investor may receive resulting from the capital losses that would have been incurred on the sale of the shares.

[2]	Inception date of Legacy Class precedes the inception date of Russell 2500® Growth Index.
*	Additional index.
**	Broad-based securities market index.

After-tax returns are only shown for Legacy Class shares. After-tax returns for other Classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates for the character of income in question (as ordinary income or long-term gain) and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-qualified arrangements such as 401(k) plans or individual retirement accounts.

Management

ArrowMark Colorado Holdings, LLC.

Portfolio Managers

3

Chad Meade serves as a Co-Portfolio Manager of the Fund. Mr. Meade, who joined the Investment Adviser in 2013, has served as a Co-Portfolio Manager of the Fund since September 5, 2013.

Brian Schaub, CFA, serves as a Co-Portfolio Manager of the Fund. Mr. Schaub, who joined the Investment Adviser in 2013, has served as a Co-Portfolio Manager of the Fund since September 5, 2013.

Messrs. Meade and Schaub are jointly and primarily responsible for the day-to-day management of the Fund.

Purchase and Sale of Fund Shares

The following table shows the minimum investment amounts for purchasing share classes of the Meridian Growth Fund.

Class	Minimum Initial Investment	Minimum Subsequent Investment
Legacy Class Shares[1]	$1,000	$50
Institutional Class Shares	$1,000,000	NONE

[1]	Legacy Class Shares are not offered to the public, except under certain limited circumstances.

The Fund reserves the right to change the amount of these minimums from time to time or to waive them in whole or in part if, in the Investment Adviser’s or the Fund’s opinion, the investor has adequate intent and availability of assets to reach a future level of investment in the Fund that is equal to or greater than the minimum. Shareholders will be notified of any changes to the Fund’s investment minimums via a supplement to the Fund’s prospectus.

In general, subject to share class eligibility criteria, you may purchase, redeem or exchange shares of the Funds directly with MERIDIAN FUND, INC.® on any day the New York Stock Exchange is open for regular trading, in the following ways:

Regular Mail	Express Mail	By Telephone or Wire	By Internet
MERIDIAN FUND, INC. P.O. Box 9792 Providence, RI 02940-9694	MERIDIAN FUND, INC. 4400 Computer Drive Westborough, MA 01581-1722	1-800-446-6662	www.arrowmark partners.com/meridian.

You may also purchase, redeem or exchange shares of the Funds by contacting your advisor or other financial intermediary. If you maintain your account with a financial intermediary, you must contact that intermediary to purchase, redeem or exchange shares of the Funds in or from your account with the intermediary. The Funds will not be responsible for any loss, cost, expense, or other liability resulting from unauthorized transactions made through our web site if the Funds follow reasonable security procedures designed to verify the identity of the investor. For telephone transactions, the Funds will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, the Funds recommend the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements upon receipt and notify the Funds immediately of any discrepancies in your account activity. If you do not want the ability to sell and exchange by telephone or the Internet, call Shareholder Services for instructions.

Tax Information

Any distributions you receive from a Fund may be taxable as ordinary income, capital gains, qualified dividend income, or section 199A dividends, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. Withdrawals from such a tax-qualified investment plan are subject to special tax rules.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related entities may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your advisor to recommend the Fund or one share class over another investment or share class, as applicable. Ask your advisor or financial intermediary or visit your financial intermediary’s website for more information.

4

FUND SUMMARY

MERIDIAN CONTRARIAN FUND

Investment Objective

The MERIDIAN CONTRARIAN FUND seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables or examples below.

Shareholder Fees (fees paid directly from your investment)	Legacy Class Shares
Maximum Sales Charge (Load) on Purchases	NONE
Maximum Deferred Sales Charge (Load)	NONE
Redemption Fee (as a percentage of amount redeemed, if you sell or exchange your shares within 60 days of purchase)	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	[__]%
Other Expenses	[__]%
Acquired Fund Fees and Expenses	[__]%
Total Annual Fund Operating Expenses[1]	[__]%
[1]

Please note that Total Annual Fund Operating Expenses in the table above may not correlate to the ratio of Operating Expenses Before Waivers/Reimbursements/Reductions to Average Net Assets found in the “Financial Highlights” section of this prospectus since the latter reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Legacy Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year			3 Years			5 Years			10 Years
Legacy Class Shares	$	[__	]	$	[__	]	$	[__	]	$	[__	]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended June 30, 2026, the Fund’s portfolio turnover rate was [__]% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks long-term growth of capital by investing primarily in a diversified portfolio of publicly traded common stocks of U.S. companies. Under normal circumstances, the Fund invests in the stocks of businesses that are likely to have recently underperformed their peers, or the market due to what the Investment Adviser deems to be temporary operational issues. The Fund then emphasizes stocks which the Investment Adviser believes are undervalued in relation to the business’s (or issuer’s) long-term earnings power or asset value, or the stock market in general. Securities in which the Fund invests may be undervalued because of

5

many factors, including market decline, poor economic conditions, tax-loss selling or actual or anticipated unfavorable developments affecting the issuer of the security. The Fund may invest in securities of companies with any capitalization across a broad range of industries. The Fund intends to invest at least 65% of its total assets in common stocks and equity-related securities (such as convertible debt securities and warrants). The Fund may invest up to 35% of its total assets in debt or fixed income securities, including higher yield, higher risk, lower rated or unrated corporate bonds commonly referred to as “junk bonds.” These are bonds that are rated Ba or below by Moody’s or BB or below by S&P. The Fund may invest up to 10% of its total assets in securities rated Ca or below by Moody’s or C or below by S&P, or unrated but considered by the Investment Adviser to be of comparable quality. The Fund may also invest up to 25% of its total assets, calculated at the time of purchase, in securities of foreign companies, including emerging market companies. The Fund generally sells investments when (i) the Investment Adviser concludes that the company’s fundamentals are not meeting expectations; (ii) better investment opportunities exist; and/or (iii) the company’s business has improved and this, in the Investment Adviser’s opinion, is reflected in the share price.

Principal Investment Risks

There are risks involved with any investment. The principal risks associated with an investment in the Fund, which could adversely affect its net asset value, yield and return, are set forth below. Please see the section “Further Information About Principal Risks” in this Prospectus for a more detailed discussion of these risks and other factors you should carefully consider before deciding to invest in the Fund.

An investment in the Fund may lose money and is not a deposit of a bank or insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Equity Securities Risk — Equity securities fluctuate in price and value in response to many factors including historical and prospective earnings of the issuer and its financial condition, the value of its assets, general economic conditions, interest rates, investors’ perceptions, market liquidity, natural disasters and the spread of infectious disease or other public health issues.

Large Company Risk — Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Small and Medium Company Risk — Generally, the smaller the capitalization of a company, the greater the risk associated with an investment in the company. The stock prices of small- and mid-capitalization and newer companies tend to fluctuate more than those of larger capitalized and/or more established companies and generally have a smaller market for their shares than do large capitalization companies.

Value Securities Risk — The market value of a value security may take longer than anticipated to rise, may decline or may fail to meet the Investment Adviser’s assessment of its potential value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

Investment Strategy Risk — The Investment Adviser uses the Fund’s principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective of long-term growth of capital. There is no assurance that the Investment Adviser’s investment strategies or securities selection method will achieve that investment objective.

Market Risk — The value of the Fund’s investments will fluctuate in response to the activities of individual companies and general stock market and economic conditions. As a result, the value of your investment in the Fund may be more or less than your purchase price.

Securities Lending Risk — The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Sector Concentration Risk — The Fund may concentrate its investments in companies that are in a single sector or related sector. Concentrating investments in a single sector may make the Fund more susceptible to adverse economic, business, regulatory or other developments affecting that sector. If an economic downturn occurs in a sector in which the Fund’s investments are concentrated, the Fund may perform poorly during that period.

Foreign Securities Risk — Investments in foreign securities, including securities of companies located in emerging markets, may be subject to more risks than those associated with U.S. investments, including currency fluctuations, political and economic instability and differences in accounting, auditing and financial reporting standards. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. In addition, emerging market securities involve greater risk and more volatility than those of companies in more developed markets. Significant levels of foreign taxes are also a risk related to foreign investments.

Debt Securities Risk — Debt securities are subject to credit risk, interest rate risk and liquidity risk. Credit risk is the risk that the entity that issued a debt security may become unable to make payments of principal and interest when due and includes the risk of default. Interest rate risk is the risk of losses due to changes in interest rates. Liquidity risk is the risk that the Fund may not be able to sell portfolio securities because there are too few buyers for them.

6

High Yield Bond Risk — Debt securities that are rated below investment grade (commonly referred to as “junk bonds”) involve a greater risk of default or price declines than investment grade securities. The market for high-yield, lower rated securities may be smaller and less active, causing market price volatility and limited liquidity in the secondary market. This may limit the ability of a Fund to sell these securities at their fair market values either to meet redemption requests, or in response to changes in the economy or the financial markets.

Performance

The bar chart and table below show the Fund’s historical performance and provide an indication of the risks of investing in the Fund, including by comparing the Fund’s performance with the returns of the Russell 3000® Index, a broad-based securities market index, and the Russell 2500® Index and the Russell 2500® Value Index, indexes more representative of the Fund’s investment strategy. The bar chart shows changes in the performance of the Fund’s Legacy Class shares from year-to-year. Prior to November 1, 2013, the Fund offered a single class of shares which is now known as Legacy Class shares.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund may be obtained by visiting www.arrowmarkpartners.com/meridian or by calling 1-800-446-6662.

Year-by-Year Total Returns as of 12/31

[TO BE UPDATED BY SUBSEQUENT AMENDMENT]

During the period covered by this bar chart, the Fund’s Legacy Class shares highest quarterly return was [__]% (for the quarter ended [___]); and the lowest quarterly return was [___]% (for the quarter ended [__]).

For the period January 1, 2026 through September 30, 2027, the total return of the Fund’s Legacy Class shares was [__]%.

7

Average Annual Total Returns

(For the year ended December 31, 2025)

MERIDIAN CONTRARIAN FUND Legacy Class Shares (2/10/94)	1 Year	5 Years	10 Years	Life of Class
Return Before Taxes	[__]%	[__]%	[__]%	[__]%
Return After Taxes on Distributions	[__]%	[__]%	[__]%	[__]%
Return After Taxes on Distributions and Sale of Fund Shares[1]	[__]%	[__]%	[__]%	[__]%
Russell 2500® Index (reflects no deductions for fees, expenses or taxes)*	[__]%	[__]%	[__]%	[__]%
Russell 2500® Value Index (reflects no deduction for fees, expenses or taxes)*	[__]%	[__]%	[__]%	[__]%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)**	[__]%	[__]%	[__]%	[__]%

[1]

The Fund’s returns after taxes on distributions and sale of Fund shares may be higher than its returns after taxes on distributions because it includes the effect of a tax benefit an investor may receive resulting from the capital losses that would have been incurred on the sale of the shares.

[2]	Inception date of Legacy Class precedes the inception date of Russell 2500® Value Index.
*	Additional index.
**	Broad-based securities market index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates for the character of income in question (as ordinary income or long-term gain) and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-qualified arrangements such as 401(k) plans or individual retirement accounts.

Management

ArrowMark Colorado Holdings, LLC.

Portfolio Manager

James England, CFA, serves as Portfolio Manager of the Fund. Mr. England, who joined the Investment Adviser in 2013 when it acquired the asset management business of the previous investment adviser to the Fund, where he worked as an investment professional since 2001, has served as a Portfolio Manager of the Fund since December 2003.

Purchase and Sale of Fund Shares

The following table shows the minimum investment amounts for purchasing share classes of the Meridian Contrarian Fund.

Class	Minimum Initial Investment	Minimum Subsequent Investment
Legacy Class Shares[1]	$1,000	$50

[1]	Legacy Class Shares are not offered to the public, except under certain limited circumstances.

The Fund reserves the right to change the amount of these minimums from time to time or to waive them in whole or in part if, in the Investment Adviser’s or the Fund’s opinion, the investor has adequate intent and availability of assets to reach a future level of investment in the Fund that is equal to or greater than the minimum. Shareholders will be notified of any changes to the Fund’s investment minimums via a supplement to the Fund’s prospectus.

In general, subject to share class eligibility criteria, you may purchase, redeem or exchange shares of the Funds directly with MERIDIAN FUND, INC.® on any day the New York Stock Exchange is open for regular trading, in the following ways:

Regular Mail	Express Mail	By Telephone or Wire	By Internet
MERIDIAN FUND, INC. P.O. Box 9792 Providence, RI 02940-9694	MERIDIAN FUND, INC. 4400 Computer Drive Westborough, MA 01581-1722	1-800-446-6662	www.arrowmark partners.com/meridian.

You may also purchase, redeem or exchange shares of the Funds by contacting your advisor or other financial intermediary. If you maintain your account with a financial intermediary, you must contact that intermediary to purchase, redeem or exchange shares of the Funds in or from your account with the intermediary. The Funds will not be responsible for any loss, cost, expense, or other liability resulting from unauthorized transactions made through our web site if the Funds follow reasonable security procedures designed to verify the identity of the investor. For telephone transactions, the Funds will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, the Funds recommend the use of an Internet browser with

8

128-bit encryption. You should verify the accuracy of your confirmation statements upon receipt and notify the Funds immediately of any discrepancies in your account activity. If you do not want the ability to sell and exchange by telephone or the Internet, call Shareholder Services for instructions.

Tax Information

Any distributions you receive from a Fund may be taxable as ordinary income, capital gains, qualified dividend income, or section 199A dividends, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. Withdrawals from such a tax-qualified investment plan are subject to special tax rules.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related entities may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your advisor to recommend the Fund or one share class over another investment or share class, as applicable. Ask your advisor or financial intermediary or visit your financial intermediary’s website for more information.

9

FUND SUMMARY

MERIDIAN HEDGED EQUITY FUND

Investment Objective

The MERIDIAN HEDGED EQUITY FUND seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables or examples below.

Shareholder Fees (fees paid directly from your investment)	Legacy Class Shares
Maximum Sales Charge (Load) on Purchases	NONE
Maximum Deferred Sales Charge (Load)	NONE
Redemption Fee (as a percentage of amount redeemed, if you sell or exchange your shares within 60 days of purchase)	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	[__	]%
Other Expenses	[__	]%
Acquired Fund Fees and Expenses	[__	]%
Total Annual Fund Operating Expenses[1]	[__	]%
Fee Waivers and/or Expense Reimbursements and Recoupment	[__	]%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement and Recoupment[2,3]	[__	]%

[1]

Please note that Total Annual Fund Operating Expenses in the table above may not correlate to the ratio of Operating Expenses Before Waivers/Reimbursements/Reductions to Average Net Assets found in the “Financial Highlights” section of this prospectus since the latter reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

[2]

[The Investment Adviser has agreed to waive a portion of the investment advisory and/or administration fees and/or reimburse other expenses of the Meridian Hedged Equity Fund so that the ratio of expenses to average net assets of the Meridian Hedged Equity Fund (excluding Acquired Fund Fees and Expenses, brokerage expenses, dividend expenses on securities sold short and interest expenses on short sales, taxes, and extraordinary expenses) does not exceed 1.25% for the Legacy Class. This expense limitation may not be amended or withdrawn until one year after the date of this prospectus without the consent of the Board of Directors.]

[3]

For a period not to exceed three (3) years on which a waiver of reimbursement in excess of the expense limitation is made by the Investment Adviser, the Fund will carry forward, and may repay the Investment Adviser such amounts; provided, however, that such recapture payments do not cause the Fund’s expense ratio (after recapture) to exceed the lesser of (i) the expense limitation in effect at the time of the waiver or (ii) the expense limitation in effect at the time of the recapture.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Legacy Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the Fund’s operating expenses remain the same and the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement and Recoupment shown above will only be in place for the length of the current commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year			3 Years			5 Years			10 Years
Legacy Class Shares	$	[__	]	$	[__	]	$	[__	]	$	[__	]

Portfolio Turnover

10

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended June 30, 2026, the Fund’s portfolio turnover rate was [__]% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to maximize total return by investing primarily in a diversified portfolio of equity securities of U.S. companies that have the potential for capital appreciation. Under normal circumstances, the Fund will invest at least 80% of its net assets in long or short positions in equity securities. Equity securities include, but are not limited to, common and preferred stocks as well as convertible securities, such as options, in domestic and foreign companies. The Fund often sells exchange traded call options against 40% to 60% of the underlying equity holdings. This hedging strategy seeks to use the option premiums collected, cash flow and income to the Fund, to reduce risk and volatility associated with typical long-only equity investment strategies. The Fund may invest in securities of companies with any capitalization across a broad range of industries. These may include companies that are relatively small in terms of assets, revenues and earnings. The mix of the Fund’s investments at any time will depend on the industries and types of securities the Investment Adviser believes hold the most potential for achieving the Fund’s investment objective. The Fund may invest up to 25% of its total assets, calculated at the time of purchase, in securities of foreign companies, including emerging market companies. The Fund may also invest its assets in debt or fixed income securities including higher yield, higher risk, lower rated or unrated corporate bonds commonly referred to as “junk bonds.” These are bonds that are rated Ba or below by Moody’s Investors Service, Inc. (“Moody’s”) or BB or below by Standard and Poor’s Ratings Services (“S&P”) or are in default or unrated but of comparable quality as determined by the Investment Adviser. The Fund generally sells investments when the Investment Adviser concludes that the long-term growth prospects of the company have deteriorated, or the issuer’s circumstances or the political or economic outlook relative to the security have changed, and better investment opportunities exist in other securities.

Principal Investment Risks

There are risks involved with any investment. The principal risks associated with an investment in the Fund, which could adversely affect its net asset value, yield and return, are set forth below. Please see the section “Further Information About Principal Risks” in this Prospectus for a more detailed discussion of these risks and other factors you should carefully consider before deciding to invest in the Fund.

An investment in the Fund may lose money and is not a deposit of a bank or insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Equity Securities Risk — Equity securities fluctuate in price and value in response to many factors including historical and prospective earnings of the issuer and its financial condition, the value of its assets, general economic conditions, interest rates, investors’ perceptions, market liquidity, natural disasters and the spread of infectious disease or other public health issues.

Small and Medium Company Risk — Generally, the smaller the capitalization of a company, the greater the risk associated with an investment in the company. The stock prices of small- and mid-capitalization and newer companies tend to fluctuate more than those of larger capitalized and/or more established companies and generally have a smaller market for their shares than do large capitalization companies.

Large Company Risk — Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Investment Strategy Risk — The Investment Adviser uses the Fund’s principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective of long-term growth of capital along with income as a component of total return. There is no assurance that the Investment Adviser’s investment strategies or securities selection method will achieve that investment objective.

Market Risk — The value of the Fund’s investments will fluctuate in response to the activities of individual companies and general stock market and economic conditions. As a result, the value of your investment in the Fund may be more or less than your purchase price.

Securities Lending Risk — The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Sector Concentration Risk — The Fund may concentrate its investments in companies that are in a single sector or related sector. Concentrating investments in a single sector may make the Fund more susceptible to adverse economic, business, regulatory or other developments affecting that sector. If an economic downturn occurs in a sector in which the Fund’s investments are

11

concentrated, the Fund may perform poorly during that period. The Fund anticipates it will typically invest a significant portion of its assets in the consumer discretionary sector and, therefore, the Fund’s performance could be negatively impacted by events affecting this sector.

Consumer Discretionary Sector Risk –The success of consumer product manufacturers and retailers is tied closely to the performance of the overall economy, interest rates, competition and consumer confidence. Companies in the consumer discretionary sector are subject to the risks associated with adverse changes in consumer sentiment and buying patterns, the effects of inflation, and disruptions in the supply chain that negatively impact the availability of products. Companies in this sector may also be adversely affected by supply and demand for certain products and services, price fluctuations, product obsolescence and product liability claims, governmental regulation, exchange rates, world events, general economic conditions and other factors. In addition, certain companies in the consumer discretionary sector may be cyclical and have occasional sharp price movements resulting from changes in the economy, fuel prices, labor agreements and insurance costs.

Options Risk — The success of the Fund’s investment in options depends upon many factors, such as the price of the options, which is a function of interest rates, volatility, dividends, the exercise price, stock price and other market factors. These factors may change rapidly over time.

The principal risk associated with writing put options, is that the Fund assumes the risk that it will have to purchase the underlying security at an exercise price that may be higher than the market price of the security. If the market price of the underlying security declines, the Fund would expect to suffer a loss. However, the premium the Fund received for writing the put should offset a portion of the decline.

The principal risk associated with purchasing options is that price valuations or market movements may not justify purchasing the options, or, if purchased, the options may expire unexercised, causing the Fund to lose the premium paid (i.e., incur the cost of the options but not the attendant benefits).

The principal risk associated with writing covered call options is that the Fund will be required to sell the underlying security (i.e., have the security “called”) and, therefore, will not participate in gains if the stock price exceeds the exercise price generally at the expiration date of the option.

The Fund’s investment in options may also result in reduced flexibility in purchases and sales of portfolio securities. Because the Fund may hold the securities underlying the options held or sold by the Fund, the Fund may be less likely to sell such securities in its portfolio to take advantage of new investment opportunities.

Foreign Securities Risk — Investments in foreign securities, including securities of companies located in emerging markets, may be subject to more risks than those associated with U.S. investments, including currency fluctuations, political and economic instability and differences in accounting, auditing and financial reporting standards. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. In addition, emerging market securities involve greater risk and more volatility than those of companies in more developed markets. Significant levels of foreign taxes are also a risk related to foreign investments.

Debt Securities Risk — Debt securities are subject to credit risk, interest rate risk and liquidity risk. Credit risk is the risk that the entity that issued a debt security may become unable to make payments of principal and interest when due and includes the risk of default. Interest rate risk is the risk of losses due to changes in interest rates. Liquidity risk is the risk that the Fund may not be able to sell portfolio securities because there are too few buyers for them.

High Yield Bond Risk — Debt securities that are rated below investment grade (commonly referred to as “junk bonds”) involve a greater risk of default or price declines than investment grade securities. The market for high-yield, lower rated securities may be smaller and less active, causing market price volatility and limited liquidity in the secondary market. This may limit the ability of a Fund to sell these securities at their fair market values either to meet redemption requests, or in response to changes in the economy or the financial markets.

Income Risk — The Fund may not be able to pay distributions or may have to reduce its distribution level if the amount of dividends and/or interest received by the Fund on the securities it holds declines or is insufficient to pay such distributions.

Performance

The bar chart and table below show the Fund’s historical performance and provide an indication of the risks of investing in the Fund, including by comparing the Fund’s performance with the returns of the S&P 500® Index, a broad-based securities market index, and the Cboe S&P 500 BuyWrite Index (BXM), an index more representative of the Fund’s investment strategy. The bar chart shows changes in the performance of the Fund’s Legacy Class shares from year-to-year. Prior to November 1, 2013, the Fund offered a single class of shares which is now known as Legacy Class shares.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund may be obtained by visiting www.arrowmarkpartners.com/meridian or by calling 1-800-446-6662.

12

Year-by-Year Total Returns as of 12/31

[TO BE UPDATED BY SUBSEQUENT AMENDMENT]

During the period covered by this bar chart, the Fund’s Legacy Class shares highest quarterly return was [__]% (for the quarter ended [__]); and the lowest quarterly return was [__]% (for the quarter ended [__]).

For the period January 1, 2026 through September 30, 2026, the total return of the Fund’s Legacy Class shares was [__]%.

Average Annual Total Returns

(For the year ended December 31, 2025)

MERIDIAN HEDGED EQUITY FUND Legacy Class Shares (1/31/05)	1 Year	5 Years	10 Years	Life of Class
Return Before Taxes	[__]%	[__]%	[__]%	[__]%
Return After Taxes on Distributions	[__]%	[__]%	[__]%	[__]%
Return After Taxes on Distributions and Sale of Fund Shares[1]	[__]%	[__]%	[__]%	[__]%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)*	[__]%	[__]%	[__]%	[__]%
Cboe S&P 500 BuyWrite Index (BXM)**	[__]%	[__]%	[__]%	[__]%

[1]

The Fund’s returns after taxes on distributions and sale of Fund shares may be higher than its returns after taxes on distributions because it includes the effect of a tax benefit an investor may receive resulting from the capital losses that would have been incurred on the sale of the shares.

*	Broad-based securities market index.
**	Additional index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates for the character of income in question (as ordinary income or long-term gain) and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-qualified arrangements such as 401(k) plans or individual retirement accounts.

Management

ArrowMark Colorado Holdings, LLC.

Portfolio Manager

Clay Freeman serves as Portfolio Manager of the Fund. Mr. Freeman, who joined the Investment Adviser in 2008, has served as Portfolio Manager of the Fund since September 3, 2019.

Purchase and Sale of Fund Shares

The following table shows the minimum investment amounts for purchasing share classes of the Meridian Hedged Equity Fund.

Class	Minimum Initial Investment	Minimum Subsequent Investment
Legacy Class Shares[1]	$1,000	$50

[1]	Legacy Class Shares are not offered to the public, except under certain limited circumstances.

The Fund reserves the right to change the amount of these minimums from time to time or to waive them in whole or in part if, in the Investment Adviser’s or the Fund’s opinion, the investor has adequate intent and availability of assets to reach a future level of investment in the Fund that is equal to or greater than the minimum. Shareholders will be notified of any changes to the Fund’s investment minimums via a supplement to the Fund’s prospectus.

In general, subject to share class eligibility criteria, you may purchase, redeem or exchange shares of the Funds directly with MERIDIAN FUND, INC.® on any day the New York Stock Exchange is open for regular trading, in the following ways:

13

Regular Mail	Express Mail	By Telephone or Wire	By Internet
MERIDIAN FUND, INC. P.O. Box 9792 Providence, RI 02940-9694	MERIDIAN FUND, INC. 4400 Computer Drive Westborough, MA 01581-1722	1-800-446-6662	www.arrowmark partners.com/meridian.

You may also purchase, redeem or exchange shares of the Funds by contacting your advisor or other financial intermediary. If you maintain your account with a financial intermediary, you must contact that intermediary to purchase, redeem or exchange shares of the Funds in or from your account with the intermediary. The Funds will not be responsible for any loss, cost, expense, or other liability resulting from unauthorized transactions made through our web site if the Funds follow reasonable security procedures designed to verify the identity of the investor. For telephone transactions, the Funds will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, the Funds recommend the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements upon receipt and notify the Funds immediately of any discrepancies in your account activity. If you do not want the ability to sell and exchange by telephone or the Internet, call Shareholder Services for instructions.

Tax Information

Any distributions you receive from a Fund may be taxable as ordinary income, capital gains, qualified dividend income, or section 199A dividends except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. Withdrawals from such a tax-qualified investment plan are subject to special tax rules.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related entities may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your advisor to recommend the Fund or one share class over another investment or share class, as applicable. Ask your advisor or financial intermediary or visit your financial intermediary’s website for more information.

14

FUND SUMMARY

MERIDIAN SMALL CAP GROWTH FUND

Investment Objective

The MERIDIAN SMALL CAP GROWTH FUND seeks long-term growth of capital by investing primarily in equity securities of small capitalization companies.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables or examples below.

Shareholder Fees (fees paid directly from your investment)	Legacy Class Shares	Institutional Class Shares
Maximum Sales Charge (Load) on Purchases	NONE	NONE
Maximum Deferred Sales Charge (Load)	NONE	NONE
Redemption Fee (as a percentage of amount redeemed, if you sell or exchange your shares within 60 days of purchase)	2.00%	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	[__]%	[__]%
Other Expenses	[__]%	[__]%
Acquired Fund Fees and Expenses	[__]%	[__]%
Total Annual Fund Operating Expenses[1]	[__]%	[__]%
Fee Waivers and/or Expense Reimbursements and Recoupment	[__]%	[__]%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement and Recoupment[2,3]	[__]%	[__]%

[1]

Please note that Total Annual Fund Operating Expenses in the table above may not correlate to the ratio of Operating Expenses Before Waivers/Reimbursements/Reductions to Average Net Assets found in the “Financial Highlights” section of this prospectus since the latter reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

[2]

[The Investment Adviser has agreed to waive a portion of the investment advisory and/or administration fees and/or reimburse other expenses of the Meridian Small Cap Growth Fund so that the ratio of expenses to average net assets of the Meridian Small Cap Growth Fund (excluding Acquired Fund Fees and Expenses, brokerage expenses, dividend expenses on securities sold short and interest expenses on short sales, taxes, and extraordinary expenses) does not exceed 1.25% for the Legacy Class and 1.10% for the Institutional Class. These expense limitations may not be amended or withdrawn until one year after the date of this prospectus without the consent of the Board of Directors.]

[3]

For a period not to exceed three (3) years on which a waiver of reimbursement in excess of the expense limitation is made by the Investment Adviser, the Fund will carry forward, and may repay the Investment Adviser such amounts; provided, however, that such recapture payments do not cause the Fund’s expense ratio (after recapture) to exceed the lesser of (i) the expense limitation in effect at the time of the waiver or (ii) the expense limitation in effect at the time of the recapture.

15

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Legacy Class shares or Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the Fund’s operating expenses remain the same and the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement shown above will only be in place for the length of the current commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year			3 Years			5 Years			10 Years
Legacy Class Shares	$	[__	]	$	[__	]	$	[__	]	$	[__	]
Institutional Class Shares	$	[__	]	$	[__	]	$	[__	]	$	[__	]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended June 30, 2026, the Fund’s portfolio turnover rate was [__]% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets, including the amount of any borrowings for investment purposes, in equity securities (including, but not limited to, common stocks, preferred stocks and securities convertible into common and preferred stocks) of U.S. small capitalization companies. In the view of the Investment Adviser, small capitalization companies are defined as companies whose total market capitalization falls within the range of companies included in the Russell 2000® Growth Index or the S&P SmallCap 600® Index at the time of purchase. Both indices are broad indices of small capitalization stocks. As of September 30, 2026, the market capitalization of the companies in these indices ranged from approximately $[__] million to $[__] billion. The Fund may also invest up to 20% of its net assets in securities of companies of any market capitalization.

In addition, the Fund attempts to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets, including the amount of any borrowings for investment purposes, in securities of growth companies. For purposes of this 80% investment policy, a company is considered to be a growth company if it: (i) issues securities that are represented in a third-party growth-style index or that are classified as a growth company by a third-party vendor; or (ii) exhibits, in the Adviser’s judgment, at least one growth characteristic similar to those commonly used by third-party index providers or third-party vendors in growth classifications. Such characteristics may include, but are not limited to, historical or projected growth in earnings, revenues, sales, cash flow, book value, or other relevant financial or operating measures; valuation measures used by index providers in style classification; or other fundamental characteristics that the Adviser believes support the potential for above-average growth or capital appreciation.

The portfolio managers apply a “bottom up” fundamental research process in selecting investments. In other words, the portfolio managers analyze individual companies to determine if a company presents an attractive investment opportunity and if it is consistent with the Fund’s investment strategies and policies. The Fund generally sells investments when the Investment Adviser concludes that better investment opportunities exist in other securities, the security is fully valued, or the issuer’s circumstances or the political or economic outlook have changed.

Principal Investment Risks

There are risks involved with any investment. The principal risks associated with an investment in the Fund, which could adversely affect its net asset value, yield and return, are set forth below. Please see the section “Further Information About Principal Risks” in this Prospectus for a more detailed discussion of these risks and other factors you should carefully consider before deciding to invest in the Fund.

An investment in the Fund may lose money and is not a deposit of a bank or insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Equity Securities Risk — Equity securities fluctuate in price and value in response to many factors including historical and prospective earnings of the issuer and its financial condition, the value of its assets, general economic conditions, interest rates, investors’ perceptions, market liquidity, natural disasters and the spread of infectious disease or other public health issues.

Small Company Risk — Generally, the smaller the capitalization of a company, the greater the risk associated with an investment in the company. The stock prices of small capitalization and newer companies tend to fluctuate more than those of larger capitalized and/or more established companies and generally have a smaller market for their shares than do large capitalization companies.

16

Growth Securities Risk — Because growth securities typically trade at a higher multiple of earnings than other types of securities, the market values of growth securities may be more sensitive to changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

Investment Strategy Risk — The Investment Adviser uses the Fund’s principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective of long-term growth of capital by investing primarily in equity securities of small capitalization companies. There is no assurance that the Investment Adviser’s investment strategies or securities selection method will achieve that investment objective.

Market Risk — The value of the Fund’s investments will fluctuate in response to the activities of individual companies and general stock market and economic conditions. As a result, the value of your investment in the Fund may be more or less than your purchase price.

Securities Lending Risk — The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Sector Concentration Risk — The Fund may concentrate its investments in companies that are in a single sector or related sector. Concentrating investments in a single sector may make the Fund more susceptible to adverse economic, business, regulatory or other developments affecting that sector. If an economic downturn occurs in a sector in which the Fund’s investments are concentrated, the Fund may perform poorly during that period. The Fund anticipates it will typically invest a significant portion of its assets in the industrials sector and the healthcare sector, therefore, the Fund’s performance could be negatively impacted by events affecting these sectors.

Healthcare Sector Risk — The Fund anticipates it will typically invest a significant portion of its assets in the healthcare sector and, therefore, the Fund’s performance could be negatively impacted by events affecting the healthcare sector. The health care sector is subject to extensive government regulation and its profitability can be adversely affected by, among other things, restrictions on government reimbursement for medical expenses, rising costs of medical products and services, and increased emphasis on the delivery of healthcare through outpatient services.

Performance

The bar chart and table below show the Fund’s historical performance and provide an indication of the risks of investing in the Fund, including by comparing the Fund’s performance with the returns of the Russell 3000® Index, a broad-based securities market index, and the Russell 2000® Growth Index, an index more representative of the Fund’s investment strategy. The bar chart shows changes in the performance of the Fund’s Legacy Class shares from year-to-year. The performance of the Institutional Class shares of the Fund would have differed from that of Legacy Class shares only to the extent that the Institutional Class shares have higher expenses than Legacy Class shares, which would have resulted in lower performance.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund may be obtained by visiting www.arrowmarkpartners.com/meridian or by calling 1-800-446-6662.

Year-by-Year Total Returns as of 12/31

[TO BE UPDATED BY SUBSEQUENT AMENDMENT]

During the period covered by this bar chart, the Fund’s Legacy Class shares highest quarterly return was [__]% (for the quarter ended [__]); and the lowest quarterly return was [__]% (for the quarter ended [__]).

For the period January 1, 2026 through September 30, 2026, the total return of the Fund’s Legacy Class shares was [__]%.

Average Annual Total Returns

(For the year ended December 31, 2025)

MERIDIAN SMALL CAP GROWTH FUND Legacy Class Shares (12/16/13)	1 Year		5 Year		10 Year		Life of Class
Return Before Taxes	[__	]%	[__	]%	[__	]%	[__	]%
Return After Taxes on Distributions	[__	]%	[__	]%	[__	]%	[__	]%
Return After Taxes on Distributions and Sale of Fund Shares[1]	[__	]%	[__	]%	[__	]%	[__	]%
Institutional Class Share (12/24/14)
Return Before Taxes	[__	]%	[__	]%	[__	]%	[__	]%

17

MERIDIAN SMALL CAP GROWTH FUND Legacy Class Shares (12/16/13)	1 Year		5 Year		10 Year		Life of Class
Russell 2000® Growth Index (reflects no deductions for fees, expenses or taxes)*	[__	]%	[__	]%	[__	]%	[__	]%
Russell 3000® Index (reflects no deductions for fees, expenses or taxes)**	[__	]%	[__	]%	[__	]%	[__	]%
[1]

The Fund’s returns after taxes on distributions and sale of Fund shares may be higher than its returns after taxes on distributions because it includes the effect of a tax benefit an investor may receive resulting from the capital losses that would have been incurred on the sale of the shares.

*	Additional index.
**	Broad-based securities market index.

After-tax returns are only shown for Legacy Class shares. After-tax returns for other Classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates for the character of income in question (as ordinary income or long-term gain) and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-qualified arrangements such as 401(k) plans or individual retirement accounts.

Management

ArrowMark Colorado Holdings, LLC.

Portfolio Managers

Chad Meade serves as a Co-Portfolio Manager of the Fund. Mr. Meade, who joined the Investment Adviser in 2013, has served as a Co-Portfolio Manager of the Fund since its inception in December 2013.

Brian Schaub, CFA, serves as a Co-Portfolio Manager of the Fund. Mr. Schaub, who joined the Investment Adviser in 2013, has served as a Co-Portfolio Manager of the Fund since its inception in December 2013.

Messrs. Meade and Schaub are jointly and primarily responsible for the day-to-day management of the Fund.

Purchase and Sale of Fund Shares

The following table shows the minimum investment amounts for purchasing share classes of the Meridian Small Cap Growth Fund.

Class	Minimum Initial Investment	Minimum Subsequent Investment
Legacy Class Shares[1]	$1,000	$50
Institutional Class Shares	$1,000,000	NONE

[1]	Legacy Class Shares are not offered to the public, except under certain limited circumstances.

The Fund reserves the right to change the amount of these minimums from time to time or to waive them in whole or in part if, in the Investment Adviser’s or the Fund’s opinion, the investor has adequate intent and availability of assets to reach a future level of investment in the Fund that is equal to or greater than the minimum. Shareholders will be notified of any changes to the Fund’s investment minimums via a supplement to the Fund’s prospectus.

In general, subject to share class eligibility criteria, you may purchase, redeem or exchange shares of the Funds directly with MERIDIAN FUND, INC.® on any day the New York Stock Exchange is open for regular trading, in the following ways:

Regular Mail	Express Mail	By Telephone or Wire	By Internet
MERIDIAN FUND, INC. P.O. Box 9792 Providence, RI 02940-9694	MERIDIAN FUND, INC. 4400 Computer Drive Westborough, MA 01581-1722	1-800-446-6662	www.arrowmarkpartners.com /meridian.

You may also purchase, redeem or exchange shares of the Funds by contacting your advisor or other financial intermediary. If you maintain your account with a financial intermediary, you must contact that intermediary to purchase, redeem or exchange shares of the Funds in or from your account with the intermediary. The Funds will not be responsible for any loss, cost, expense, or other liability resulting from unauthorized transactions made through our web site if the Funds follow reasonable security procedures designed to verify the identity of the investor. For telephone transactions, the Funds will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, the Funds recommend the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements upon receipt and notify the Funds immediately of any discrepancies in your account activity. If you do not want the ability to sell and exchange by telephone or the Internet, call Shareholder Services for instructions.

18

Tax Information

Any distributions you receive from a Fund may be taxable as ordinary income, capital gains, qualified dividend income, or section 199A dividends, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. Withdrawals from such a tax-qualified investment plan are subject to special tax rules.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related entities may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your advisor to recommend the Fund or one share class over another investment or share class, as applicable. Ask your advisor or financial intermediary or visit your financial intermediary’s website for more information.

19

FURTHER INFORMATION ABOUT THE FUNDS’ INVESTMENT

OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES

GENERAL

In selecting investments to achieve each Funds’ investment objective, the Investment Adviser considers issuer-specific criteria as well as the economic outlook and political conditions. Such issuer-specific criteria include the issuer’s growth relative to its price-earnings ratio, its financial strength and management practices and abilities, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock appreciation, other enterprise and market valuation criteria as well as the value of the investments relative to other comparable investment alternatives.

The proportions of a Fund’s assets invested in equity securities or cash equivalents, particular industries, and specific securities will shift from time to time in accordance with the Investment Adviser’s judgment. Each Fund’s investment policies other than those listed as “fundamental” in the Statement of Additional Information (“SAI”) may be changed by the Funds’ Board of Directors (the “Board”) without shareholder approval. The investment policies of the Meridian Small Cap Growth Fund concerning 80% of its “net assets, including the amount of any borrowings for investment purposes,” the Meridian Hedged Equity Fund concerning 80% of its “net assets,” and the Meridian Growth Fund concerning 80% of its “net assets, including the amount of any borrowings for investment purposes” may also be changed by the Board without shareholder approval, but shareholders would be given at least 60 days’ notice. Each Fund’s investment objective is non-fundamental and may be changed by the Board without shareholder approval. Shareholders will receive at least 60 days’ prior notice of any change to a Fund’s investment objective. Any such changes may result in a Fund having investment objectives or policies different from those which you considered appropriate at the time you invested in the Fund.

Securities are determined by the Investment Adviser to be “U.S.” (or “Non-U.S.”) based on the consideration of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenue, the location of its assets, its exposure to economic fortunes and risks of countries or geographic regions outside the United States and other relevant factors.

An investment or type of security specifically identified in the prospectus generally reflects a principal investment (i.e., an investment in which a Fund generally invests, or may invest, 10% or more of its total assets). Each Fund also may use certain types of investments and investing techniques that are described in more detail in the SAI. An investment or type of security only identified in the SAI typically is treated as a non-principal investment (i.e., an investment in which a Fund generally invests less than 10% of its total assets).

The Investment Adviser may actively trade portfolio securities, which may lead to higher transaction costs that may affect a Fund’s performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.

The Funds are authorized to engage in short sales to the maximum extent permissible under applicable law. However, it is not anticipated that short sales will be a material investment activity for any Fund.

MERIDIAN GROWTH FUND

INVESTMENT OBJECTIVE

The MERIDIAN GROWTH FUND seeks long-term growth of capital.

INVESTMENT STRATEGIES

The Fund attempts to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets, including the amount of any borrowings for investment purposes, in securities of growth companies. For purposes of the Fund’s 80% investment policy, a company is considered to be a growth company if it: (i) issues securities that are represented in a third-party growth-style index or that are classified as a growth company by a third-party vendor; or (ii) exhibits, in the Adviser’s judgment, at least one growth characteristic similar to those commonly used by third-party index providers or third-party vendors in growth classifications. Such characteristics may include, but are not limited to, historical or projected growth in earnings, revenues, sales, cash flow, book value, or other relevant financial or operating measures; valuation measures used by index providers in style classification; or other fundamental characteristics that the Adviser believes support the potential for above-average growth or capital appreciation.

The Fund seeks long-term growth of capital by investing primarily in a diversified portfolio of publicly traded common stocks of U.S. companies. Under normal circumstances, the Fund emphasizes small- and mid-capitalization growth companies that the Investment Adviser believes may have prospects for above-average growth in revenues and earnings because of many factors, including high sales growth, high unit growth, industry growth, high or improving returns on assets and equity and a strong balance sheet. These may include companies that are relatively small in terms of total assets, revenues and earnings. The Fund may also invest in companies not meeting these criteria if the Investment Adviser believes they represent favorable investment opportunities for the Fund.

The Fund may invest in securities of companies with any capitalization across a broad range of industries, though it typically emphasizes small- and mid-capitalization companies. The Fund may also invest in debt and equity-related securities (including convertible debt securities and warrants), bonds rated A or better by Moody’s (or, if unrated, are considered by the Investment Adviser to be of comparable quality), and securities of foreign companies (denominated in U.S. dollars or foreign currencies), including emerging market companies. The Fund may invest up to 25% of its total assets, calculated at the time of purchase, in securities of foreign companies, including emerging market companies.

The mix of the Fund’s investments at any time will depend on the industries and types of securities the Investment Adviser believes hold the most potential for achieving the investment objective within the Fund’s investment strategies.

20

MERIDIAN CONTRARIAN FUND

INVESTMENT OBJECTIVE

The MERIDIAN CONTRARIAN FUND seeks long-term growth of capital.

INVESTMENT STRATEGIES

The Fund seeks long-term growth of capital by investing primarily in a diversified portfolio of publicly traded common stocks of U.S. companies. Under normal circumstances, the Fund invests in the stocks of businesses that are likely to have recently underperformed their peers, or the market due to what the Investment Adviser deems to be temporary operational issues. The Fund then emphasizes stocks which the Investment Adviser believes are undervalued in relation to the business’s (or issuer’s) long-term earnings power or asset value, or the stock market in general. Securities in which the Fund invests may be undervalued because of many factors, including market decline, poor economic conditions, tax-loss selling or actual or anticipated unfavorable developments affecting the issuer of the security. Any or all of these factors may provide buying opportunities at attractive prices compared to historical or current market price-earnings ratios, book value, underlying asset value, or the long-term earnings prospects of the company. In addition, the Fund’s policy of investing in securities that may be temporarily out of favor differs from the investment approach followed by many other mutual funds with a similar investment objective, including the Meridian Growth Fund. Many such mutual funds typically do not invest in securities that have declined sharply in price, are not widely followed, or are issued by companies that have reported poor earnings or have suffered a downturn in business. The Investment Adviser believes, however, that the securities of companies that may be temporarily out of favor due to earnings declines or other adverse developments may offer good investment opportunities for the Fund.

The Fund may invest in securities of companies with any capitalization across a broad range of industries. The Fund may also invest in debt and equity-related securities (such as convertible debt securities, bonds and warrants) and securities of foreign companies (denominated in U.S. dollars or foreign currencies), including emerging market companies. The Fund may invest up to 25% of its total assets, calculated at the time of purchase, in securities of foreign companies, including emerging market companies.

The mix of the Fund’s investments at any time will depend on the industries and types of securities the Investment Adviser believes hold the most potential for achieving the Fund’s investment objective within the Fund’s investment strategies.

The Fund intends to invest at least 65% of its total assets in common stocks and equity-related securities (such as convertible debt securities and warrants). The Fund may invest up to 35% of its total assets in debt or fixed income securities, including higher yield, higher risk, lower rated or unrated corporate bonds, commonly referred to as “junk bonds.” These are bonds that are rated Ba or below by Moody’s or BB or below by S&P, or are unrated but of comparable quality as determined by the Investment Adviser. The Fund may invest up to 10% of its total assets in securities rated below Ca by Moody’s or C by S&P, or are unrated but of comparable quality as determined by the Investment Adviser.

The Fund may purchase high yield bonds that the Investment Adviser believes will increase in value due to improvements in their credit quality or ratings, anticipated declines in interest rates or improved business conditions for the issuers.

MERIDIAN HEDGED EQUITY FUND

INVESTMENT OBJECTIVE

The MERIDIAN HEDGED EQUITY FUND seeks long-term growth of capital.

INVESTMENT STRATEGIES

The Fund seeks to maximize total return by investing primarily in a diversified portfolio of equity securities. Under normal circumstances, these securities will primarily be equity securities of U.S. companies that have the potential for capital appreciation. In addition to common stocks, equity securities may include, among other instruments, preferred stock as well as securities convertible into common stock, such as options. The Fund may also invest in securities of foreign companies (denominated in U.S. dollars or foreign currencies), including emerging market companies. The Fund may invest up to 25% of its total assets, calculated at the time of purchase, in securities of foreign companies, including emerging market companies. The Fund often sells exchange traded call options against 40% to 60% of the underlying equity holdings. This hedging strategy seeks to use the option premiums collected, cash flow and income to the Fund, to reduce risk and volatility associated with typical long-only equity investment strategies.

Under normal circumstances, the Fund will invest at least 80% of its net assets in long or short positions in equity securities. Shareholders will receive at least 60 days’ prior notice of any change to the principal investment strategies relating to the type of securities in which 80% of the value of the Fund’s net assets must be invested. The Fund may invest in securities of companies with any capitalization across a broad range of industries. The Fund may also invest a portion of its assets in debt or fixed income

21

securities, including higher yield, higher risk, lower rated or unrated corporate bonds, commonly referred to as “junk bonds.” These are bonds that are rated Ba or below by Moody’s or BB or below by S&P, are in default or are unrated but of comparable quality as determined by the Investment Adviser.

The mix of the Fund’s investments at any time will depend on the industries and types of securities the Investment Adviser believes hold the most potential for achieving the investment objective within the Fund’s investment strategy.

MERIDIAN SMALL CAP GROWTH FUND

INVESTMENT OBJECTIVE

The MERIDIAN SMALL CAP GROWTH FUND seeks long-term growth of capital by investing primarily in equity securities of small capitalization companies.

INVESTMENT STRATEGIES

The Fund seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets, including the amount of any borrowings for investment purposes, in U.S. equity securities (including common stocks, preferred stocks and securities convertible into common and preferred stocks) of small capitalization companies. In the view of the Investment Adviser, small capitalization companies are defined as companies whose total market capitalization falls within the range of companies included in the Russell 2000® Growth Index or the S&P SmallCap 600® Index at the time of purchase. Both indices are broad indices of small capitalization stocks. At September 30, 2026, the market capitalization of the companies in these indices ranged from approximately $[__] million to $[__] billion. The Fund may also invest up to 20% of its net assets in securities of companies of any market capitalization.

In addition, the Fund attempts to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets, including the amount of any borrowings for investment purposes, in securities of growth companies. For purposes of this 80% investment policy, a company is considered to be a growth company if it: (i) issues securities that are represented in a third-party growth-style index or that are classified as a growth company by a third-party vendor; or (ii) exhibits, in the Adviser’s judgment, at least one growth characteristic similar to those commonly used by third-party index providers or third-party vendors in growth classifications. Such characteristics may include, but are not limited to, historical or projected growth in earnings, revenues, sales, cash flow, book value, or other relevant financial or operating measures; valuation measures used by index providers in style classification; or other fundamental characteristics that the Adviser believes support the potential for above-average growth or capital appreciation.

The portfolio managers apply a “bottom up” fundamental research process in selecting investments. In other words, the portfolio managers analyze individual companies to determine if a company presents an attractive investment opportunity and if it is consistent with the Fund’s investment strategies and policies. The Fund generally sells investments when the Investment Adviser concludes that better investment opportunities exist in other securities, the security is fully valued, or the issuer’s circumstances or the political or economic outlook have changed.

TEMPORARY INVESTMENTS

When the Investment Adviser concludes, on the basis of its analyses of the economy, political conditions, or its own valuation guidelines and standards, that general market or other conditions warrant the reduction of some or all of a Fund’s equity securities holdings, the Fund may adopt a temporary defensive posture to preserve capital and, if possible, to achieve positive returns in defensive type investments. Similarly, a Fund may also temporarily depart from its investment strategies in order to manage large cash inflows, maintain liquidity necessary to meet shareholder redemptions or for other reasons (e.g., when the Fund is implementing a revised investment strategy). During such periods, a Fund may hold a portion or all of its assets in cash, money market instruments or corporate debt obligations, or take other investment positions that depart from its ordinary investment strategies. This may cause a Fund to temporarily forego greater investment returns, and the Fund may not achieve its investment objective during such periods.

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FURTHER INFORMATION ABOUT PRINCIPAL RISKS

Meridian Funds

	Growth Fund	Contrarian Fund	Hedged Equity Fund	Small Cap Growth Fund

Consumer Discretionary Sector Risk			✓

Debt Securities Risk		✓	✓

Equity Securities Risk	✓	✓	✓	✓

Foreign Securities Risk	✓	✓	✓

Growth Securities Risk	✓			✓

Healthcare Sector Risk	✓			✓

High Yield Bond Risk		✓	✓

Income Risk			✓

Investment Strategy Risk	✓	✓	✓	✓

Large Company Risk	✓	✓	✓

Market Risk	✓	✓	✓	✓

Options Risk			✓

Sector Concentration Risk	✓	✓	✓	✓

Securities Lending Risk		✓	✓	✓

Small and Medium Company Risk	✓	✓	✓

Small Company Risk				✓

Value Securities Risk		✓

CONSUMER DISCRETIONARY SECTOR RISK

The Fund may invest a portion of its assets in the consumer discretionary sector. The success of consumer product manufacturers and retailers is tied closely to the performance of the overall economy, interest rates, competition and consumer confidence. Companies in the consumer discretionary sector are subject to the risks associated with adverse changes in consumer sentiment and buying patterns, the effects of inflation, and disruptions in the supply chain that negatively impact the availability of products. Companies in this sector may also be adversely affected by supply and demand for certain products and services, price fluctuations, product obsolescence and product liability claims, governmental regulation, exchange rates, world events, general economic conditions and other factors. In addition, certain companies in the consumer discretionary sector may be cyclical and have occasional sharp price movements resulting from changes in the economy, fuel prices, labor agreements and insurance costs.

DEBT SECURITIES RISK

Each Fund may invest in debt securities of both governmental and corporate issuers. A decline in prevailing levels of interest rates generally increases the value of debt securities in a Fund’s portfolio, while an increase in rates usually reduces the value of those securities. The value of a Fund’s debt securities, including bonds and convertible securities, are affected by movements in interest rates; if interest rates rise, the value of these securities may fall. Generally, the longer the average maturity of a debt security, the greater the change in its value. As a result, to the extent that a Fund invests in debt securities, interest rate fluctuations will affect the Fund’s net asset value, but not the income it receives from debt securities it owns. Debt securities are also subject to credit, liquidity risk and prepayment and extension risk. Credit risk is the risk that the entity that issued a debt security may become unable to make payments of principal and interest, and includes the risk of default. Liquidity risk is the risk that a Fund may not be able to sell portfolio securities because there are too few buyers for them. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity. If a loan or security is converted, prepaid or redeemed before maturity, particularly during a time of declining interest rates or spreads, the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to a Fund. Conversely, as interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because a Fund’s investments are locked in at a lower rate for a longer period of time.

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EQUITY SECURITIES RISK

The value of a Fund’s stock investments will fluctuate in response to the activities of individual companies, general stock market and economic conditions, natural disasters and the spread of infectious disease or other public health issues. The stock prices of smaller capitalized and newer companies tend to fluctuate more than those of larger capitalized and/or more established companies and may have a smaller market for their shares than do large capitalization companies. Convertible securities may offer less market risk than owning common shares, but the potential for capital gain may be less than a common stock investment. Preferred stock is a hybrid security that combines features of both common stock and bonds. It is equity, not debt, and is thus riskier than bonds. Whereas bond interest is a contractual expense of the issuer, preferred dividends, although payable before common dividends, are not assured (e.g., if earnings are low).

FOREIGN SECURITIES RISK

Investments in foreign securities, including securities of companies located in emerging markets, may be subject to more risks than those associated with U.S. investments, including currency fluctuations, political and economic instability and differences in accounting, auditing and financial reporting standards. Foreign securities may be less liquid than domestic securities so that a Fund may, at times, be unable to sell foreign securities at desirable times or prices. In addition, emerging market securities involve greater risk and more volatility than those of companies in more developed markets. Significant levels of foreign taxes, including potentially confiscatory levels of taxation and withholding taxes, are also a risk related to foreign investments.

In addition, foreign companies may not be subject to uniform accounting, auditing and financial reporting standards and practices, or regulatory requirements comparable to those applicable to U.S. companies. Emerging market securities, in particular, involve greater risk and may be more volatile than those companies in more developed markets. For example, political and economic structures in less developed countries may change rapidly, which may cause instability; their securities markets may be underdeveloped; and emerging market countries are also more likely to experience high levels of inflation, deflation or currency fluctuations, which could adversely affect their economies and securities markets. In general, there may be less public information available about non-U.S. companies. Additionally, specific local political and economic factors must be evaluated in making these investments, including trade balances and imbalances, and related economic policies; expropriation or confiscatory levels of taxation and withholding; limitations on the removal of funds or other assets; political or social instability; the diverse structure and liquidity of the various securities markets; and nationalization policies of governments around the world. Securities of non-U.S. issuers may be denominated in currencies other than the U.S. dollar. If the currency in which a security is denominated appreciates against the U.S. dollar, the dollar value of the security will increase. Conversely, a decline in the exchange rate of the currency would adversely affect the value of the security expressed in dollars. The value of currencies may fluctuate in a manner unrelated to the investment performance of the securities denominated in those currencies.

GROWTH SECURITIES RISK

Growth securities typically trade at a higher multiple of earnings than other types of equity securities. Accordingly, the market values of growth securities may be more sensitive to adverse economic or other circumstances or changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time. If the Investment Adviser’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing a Fund’s returns. A mutual fund investing principally in growth securities may at times underperform other mutual funds that invest more broadly or that have different investment styles.

HEALTHCARE SECTOR RISK

The Fund anticipates it will typically invest a significant portion of its assets in the healthcare sector and, therefore, the Fund’s performance could be negatively impacted by events affecting the healthcare sector. The health care sector is subject to extensive government regulation and its profitability can be adversely affected by, among other things, restrictions on government reimbursement for medical expenses, rising costs of medical products and services, and increased emphasis on the delivery of healthcare through outpatient services.

HIGH YIELD BOND RISK

High-yield, high risk bonds (i.e., “junk bonds”), in which only the Meridian Hedged Equity Fund and the Meridian Contrarian Fund may invest, are speculative and are subject to greater volatility and risk of loss through default than investment grade securities, particularly in deteriorating economic conditions. High-yield bond values tend to reflect short-term corporate, economic and market developments and investor perceptions of the issuer’s credit quality to a greater extent than lower yielding, higher-rated bonds. In addition, it may be more difficult to dispose of, or to determine the value of, high-yield, high-risk bonds. Bonds rated Ca are described by Moody’s as “highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.” Bonds rated BB+ by S&P are considered the highest speculative grade by market participants. See Exhibit A to the SAI for a complete description of the bond ratings.

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INCOME RISK

The amount of the distributions paid by the Fund generally depends on the amount of dividends and/or interest received by the Fund on the securities it holds. A Fund may not be able to pay distributions or may have to reduce its distribution level if the dividends and/or interest the Fund receives from its investments decline or are insufficient to pay such distributions.

INVESTMENT STRATEGY RISK

The Investment Adviser’s investment strategies and securities selection method may fail to produce the intended results or achieve a Fund’s investment objective. In addition, the Investment Adviser’s investment approach may be out of favor at times, causing a Fund to underperform funds that also seek such investment objectives but use different approaches to the stock selection and portfolio construction process. A Fund’s shares, as a result, may lose value and/or underperform other funds with similar investment objectives. Accordingly, there is no assurance that a Fund will meet its investment objective or that the value of your investment will not decline.

LARGE COMPANY RISK

Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

MARKET RISK

Market risk refers to the possibility that the market values of securities or other investments that a Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall or fail to rise because of a variety of factors affecting (or the market’s perception of) individual companies or other issuers (e.g., an unfavorable earnings report), industries or sectors, or the market as a whole, reducing the value of an investment in a Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes (or perceived changes) in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities. In addition, stock prices may be sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. As a result, the value of your investments in a Fund may be more or less than the value of your purchase price.

OPTIONS RISK

Investments in options involve risks different from, and possibly greater than, investing directly in the underlying security, asset or other reference, including, among others, the risk that the counterparty to an option may not perform or may be unable to perform in accordance with the terms of the instrument, the potential that, at times, there may not be a liquid secondary market for the options (as described above), and the risk of imperfect correlation between any movement in the price or value of options and their underlying security, asset or other reference. Such events, as well as circumstances under which a Fund is required to purchase the underlying asset at a disadvantageous price, may result in losses to the Fund. In addition, options also may involve a small initial investment relative to the risk assumed, which could result in losses that are greater than the amount originally invested.

Special risks are presented by internationally traded options. Because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

SECTOR CONCENTRATION RISK

Because the Funds may at times have a significant portion of its assets concentrated in one or more related sectors of the economy, more risks may be present than if the Fund were broadly diversified over numerous sectors of the economy. A “sector” is a broader economic segment that may include many different industries. As the percentage of the Fund’s assets invested in a particular sector increases, so does the potential for fluctuation in the value of the Fund’s shares.

The Meridian Hedged Equity Fund anticipates it will typically invest a significant portion of its assets in the consumer discretionary sector and, therefore, the Fund’s performance could be negatively impacted by events affecting the consumer discretionary sector. Each of the Meridian Growth Fund and the Meridian Small Cap Growth Fund anticipate investing a significant portion of assets in the industrials sector and healthcare sector and, therefore, such Funds’ performance could be negatively impacted by events affecting these sectors. The industrials sector may be adversely affected by, among other things, changes in the supply of and demand for products and services, product obsolescence, claims for environmental damage or product liability and general economic conditions. The health care sector is subject to extensive government regulation and its profitability can be adversely affected by, among other things, restrictions on government reimbursement for medical expenses, rising costs of medical products and services, and increased emphasis on the delivery of healthcare through outpatient services.

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SECURITIES LENDING RISK

The Funds may engage in securities lending for the purpose of realizing additional income. Generally, any such loan of portfolio securities will be continuously secured by collateral in accordance with applicable SEC requirements and at least equal to the value of the security loaned. Such collateral will be in the form of cash, marketable securities issued or guaranteed by the U.S. Government or its agencies, or a standby letter of credit issued by qualified banks. The risks in lending portfolio securities, as with other extensions of secured credit, consist of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral, as well as possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially.

SMALL AND MEDIUM COMPANY RISK

A Fund’s portfolio may include securities of smaller and medium capitalization companies and less-seasoned companies that have limited operating histories and may not yet be profitable. These may include companies classified as small-, mid- and micro-capitalization. Investments in these companies offer opportunities for capital gain, but involve significant risks, including limited product lines, markets or financial resources, dependence on a key group of managers, the absence of a ready market for the securities (or securities which trade less frequently or in a limited volume, or only in the over-the-counter market or on a regional stock exchange), volatility of the stock price, and, in the case of unseasoned companies, the untested long-term viability of the firms’ operations. In addition, some smaller capitalization companies may not be widely followed by the investment community, which can lower the demand for their stocks.

SMALL COMPANY RISK

A Fund’s portfolio may include securities of smaller capitalization companies and less-seasoned companies that have limited operating histories and may not yet be profitable. These may include companies classified as small- and micro-capitalization. Investments in these companies offer opportunities for capital gain, but involve significant risks, including limited product lines, markets or financial resources, dependence on a key group of managers, the absence of a ready market for the securities (or securities which trade less frequently or in a limited volume, or only in the over-the-counter market or on a regional stock exchange), volatility of the stock price, and, in the case of unseasoned companies, the untested long-term viability of the firms’ operations. In addition, some smaller capitalization companies may not be widely followed by the investment community, which can lower the demand for their stocks.

VALUE SECURITIES RISK

Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Investment Adviser’s future value assessment of that security, may take longer than anticipated to rise to the believed value or may decline. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time. A mutual fund investing principally in value securities may at times underperform other mutual funds that invest more broadly or that have different investment styles.

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ORGANIZATION AND MANAGEMENT

MERIDIAN FUND, INC.

Meridian Fund, Inc.® (“Meridian”) is an open-end management investment company consisting of four separate series, which includes the Meridian Growth Fund, the Meridian Contrarian Fund, the Meridian Hedged Equity Fund and the Meridian Small Cap Growth Fund (each, a “Fund” and collectively, the “Funds”), each of which is classified as a “diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

THE INVESTMENT ADVISER

ArrowMark Colorado Holdings, LLC, located at 100 Fillmore St., Suite 325, Denver, CO 80206, serves as the investment adviser to the Funds. The Investment Adviser, an investment adviser registered with the Securities and Exchange Commission (“SEC”) since 2009 and privately owned by its principals, manages the investments of the Funds’ portfolios, provides administrative services and manages Meridian’s other business affairs. These services are subject to general oversight by the Board. Pursuant to an Investment Management Agreement and Service Agreement between Meridian, on behalf of the Funds, and the Investment Adviser, (the “Management Agreement”), the Investment Adviser provides investment advisory services to each Fund.

PORTFOLIO MANAGERS

James England, CFA

Portfolio Manager of Meridian Contrarian Fund.

Employed by the Investment Adviser as an investment management professional since 2013. Mr. England was formerly employed with the Previous Investment Adviser since 2001. Before that, Mr. England was an equities derivatives trader with TD Securities from 2000 to 2001.

Chad Meade

Co-Portfolio Manager of Meridian Growth Fund and Meridian Small Cap Growth Fund. Mr. Meade is jointly and primarily responsible for the day-to-day management of the Meridian Growth Fund and the Meridian Small Cap Growth Fund with Mr. Schaub.

Employed by the Investment Adviser as an investment management professional since 2013. Mr. Meade previously served as a co-portfolio manager and Executive Vice President of the Janus Triton Fund and the Janus Venture Fund. He has over 20 years of experience in the financial industry and focused on small and mid-capitalization stocks in the health care and industrials sectors as an equity research analyst at Janus Capital Management LLC from 2001 to 2011. Prior to starting with Janus in August 2001, Mr. Meade was a financial analyst for Goldman Sachs’ global investment research team. He graduated summa cum laude from Virginia Tech with a Bachelor’s degree in Finance and was a member of the Omicron Delta Kappa Honor Society.

Brian Schaub, CFA

Co-Portfolio Manager of Meridian Growth Fund and Meridian Small Cap Growth Fund. Mr. Schaub is jointly and primarily responsible for the day-to-day management of the Meridian Growth Fund and the Meridian Small Cap Growth Fund with Mr. Meade.

Employed by the Investment Adviser as an investment management professional since 2013. Mr. Schaub previously served as a co-portfolio manager and Executive Vice President of the Janus Triton Fund and the Janus Venture Fund. He has over 20 years of experience. Mr. Schaub served as an equity research analyst at Janus Capital Management LLC from 2000 to 2011, focused on small and mid-capitalization stocks in the communications sector. He graduated cum laude from Williams College with a Bachelor’s degree in Economics. Mr. Schaub also holds a Chartered Financial Analyst designation.

Clay Freeman

Portfolio Manager of Meridian Hedged Equity Fund.

Employed by the Investment Adviser as an investment research analyst since 2008. Mr. Freeman has 16 years of experience in the financial industry and focused on larger capitalization stocks within the communications industry as an equity research analyst at Janus Capital Management LLC from 2004-2007. He graduated Phi Beta Kappa from the University of Colorado and also earned an MBA with a Finance concentration from the Daniels College of Business at Denver University.

The SAI provides additional information about James England, Chad Meade, Brian Schaub, and Clay Freeman including their compensation structure, other accounts they manage and their ownership of securities in each Fund they manage.

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MANAGEMENT FEES AND OTHER EXPENSES

Management Fees. Meridian Growth Fund pays the Investment Adviser an annual fee of 1.00% of the first $50 million of the Fund’s average daily net assets and 0.75% of the Fund’s average daily net assets in excess of $50 million. Meridian Contrarian Fund pays the Investment Adviser an annual fee of 1.00% of the first $750 million of the Fund’s average daily net assets, 0.75% of the next $50 million of the Fund’s average daily net assets, 0.70% of the next $50 million of the Fund’s average daily net assets, 0.65% of the next $50 million of the Fund’s average daily net assets, 0.60% of the next $50 million of the Fund’s average daily net assets, 0.55% of the next $50 million of the Fund’s average daily net assets, and 0.50% of the Fund’s average daily net assets in excess of $1 billion. Meridian Hedged Equity Fund pays the Investment Adviser an annual fee of 1.00% of the first $10 million of the Fund’s average daily net assets, 0.90% of the next $20 million of the Fund’s average daily net assets, 0.80% of the next $20 million of the Fund’s average daily net assets and 0.70% of the Fund’s average daily net assets in excess of $50 million. As of the date of this prospectus, Meridian Small Cap Growth Fund pays the Investment Adviser an annual fee of 1.00% of the first $450 million of the Fund’s average daily net assets, 0.90% of the next $150 million of the Fund’s average daily net assets, 0.85% of the next $150 million of the Fund’s average daily net assets, 0.80% of the next $150 million of the Fund’s average daily net assets, 0.75% of the next $150 million of the Fund’s average daily net assets, and 0.70% of the Fund’s average daily net assets in excess of $1.05 billion. The management fees are computed daily and paid monthly.

For the fiscal year ended June 30, 2026, the Investment Adviser received an investment advisory fee of [__]% of the average daily net assets for the Meridian Growth Fund, [__]% of the average daily net assets for the Meridian Contrarian Fund, [__]% of the average daily net assets for the Meridian Hedged Equity Fund and [__]% of the average daily net assets for the Meridian Small Cap Growth Fund. A discussion regarding the basis for the Board’s approval of the Investment Management Agreement between the Investment Adviser and Meridian on behalf of the Meridian Growth Fund, the Meridian Contrarian Fund, the Meridian Hedged Equity Fund and the Meridian Small Cap Growth Fund is currently available in the Funds’ semi-annual report to shareholders filed on Form N-CSR for the period ended December 31, 2025.

Expenses. Expenses common to the Funds are generally allocated to each Fund in proportion to its relative net assets. Expenses arising in connection with a Fund are charged directly to that Fund. Expenses directly attributable to a specific class of shares of a Fund are charged to that share class.

[The Investment Adviser has agreed to waive a portion of the investment advisory and/or administration fees and/or reimburse other expenses of the Meridian Growth Fund so that the ratio of expenses to average net assets of the Meridian Growth Fund (excluding Acquired Fund Fees and Expenses, brokerage expenses, dividend expenses on securities sold short and interest expenses on short sales, taxes, and extraordinary expenses) does not exceed 1.05% for the Legacy Class and 0.90% for the Institutional Class. This expense limitation may not be amended or withdrawn until October 31, 2027 without the consent of the Board of Directors.]

[The Investment Adviser has agreed to waive a portion of the investment advisory and/or administration fees and/or reimburse other expenses of the Meridian Contrarian Fund so that the ratio of expenses to average net assets of the Meridian Contrarian Fund (excluding Acquired Fund Fees and Expenses, brokerage expenses, dividend expenses on securities sold short and interest expenses on short sales, taxes, and extraordinary expenses) does not exceed 1.25% for the Legacy Class. This expense limitation may not be amended or withdrawn until October 31, 2027 without the consent of the Board of Directors.]

[The Investment Adviser has agreed to waive a portion of the investment advisory and/or administration fees and/or reimburse other expenses of the Meridian Hedged Equity Fund so that the ratio of expenses to average net assets of the Meridian Hedged Equity Fund (excluding Acquired Fund Fees and Expenses, brokerage expenses, dividend expenses on securities sold short and interest expenses on short sales, taxes, and extraordinary expenses) does not exceed 1.25% for the Legacy Class. This expense limitation may not be amended or withdrawn until October 31, 2027 without the consent of the Board of Directors.]

[Lastly, the Investment Adviser has agreed to waive a portion of the investment advisory and/or administration fees and/or reimburse other expenses of the Meridian Small Cap Growth Fund so that the ratio of expenses to average net assets of the Meridian Small Cap Growth Fund ((excluding Acquired Fund Fees and Expenses, brokerage expenses, dividend expenses on securities sold short and interest expenses on short sales, taxes, and extraordinary expenses) does not exceed 1.25% for the Legacy Class and 1.10% for the Institutional Class. These expense limitations may not be amended or withdrawn until October 31, 2027 without the consent of the Board of Directors.]

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For a period not to exceed three (3) years from the date on which a waiver or reimbursement in excess of the expense limitation is made by the Adviser, the Funds will carry forward, and may repay the Adviser such amounts; provided, however, that such recapture payments do not cause the Fund’s expense ratio (after recapture) to exceed the lesser of (i) the expense limitation in effect at the time of the waiver or (ii) the expense limitation in effect at the time of the recapture. Any reimbursement or repayment will be on a monthly basis, subject to year-end adjustment. During the fiscal year ended June 30, 2026, the Investment Adviser agreed to reimburse certain expenses of [the Growth Fund, the Hedged Equity Fund and the Small Cap Growth Fund] in order to limit aggregate operating expenses of their Legacy and Institutional Class shares from exceeding the amounts listed below:

Expense Limitation
Growth Fund
Legacy Class	[__]%
Institutional Class	[__]%
Contrarian Fund
Legacy Class	[__]%
Hedged Equity Fund
Legacy Class	[__]%
Small Cap Growth Fund
Legacy Class	[__]%
Institutional Class	[__]%

With respect to these limits, the Investment Adviser reimbursed the following amounts during the fiscal year ended June 30, 2026.

Growth Fund
Institutional Class	$[__]
Hedged Equity Fund
Legacy Class	$[__]
Small Cap Growth Fund
Legacy Class	$[__]
Institutional Class	$[__]

[With respect to repayment of reimbursed expenses, the Adviser recouped $[__] and $[__] from the Contrarian Fund and the Small Cap Growth Fund during the fiscal year ended June 30, 2026.]

THE DISTRIBUTOR

ALPS Distributors, Inc., located at 1290 Broadway, Suite 1000, Denver, Colorado 80203 (the “Distributor”), has entered into a distribution agreement with Meridian. The Distributor and its affiliates may pay commissions, distribution fees and/or other compensation to entities for selling Fund shares and providing certain distribution-related services to the Funds’ shareholders. The Distributor also may receive, and may direct to other eligible financial intermediaries, compensation for providing directly or indirectly, personal/liaison and related shareholder support services to Fund shareholders, and may be reimbursed for providing account services, as further described in the section of the prospectus entitled “Shareholder Information — Networking, Sub-Accounting and Administrative Services”.

THE TRANSFER, REDEMPTION AND DISBURSING AGENT

BNY Mellon Investment Servicing (US) Inc. serves as Transfer Agent, redemption, dividend disbursing agent for each Fund and may, in certain circumstances, also serve as shareholder servicing agent for each Fund. BNY Mellon Investment Servicing (US) Inc. is located at 103 Bellevue Parkway, Wilmington, DE 19809.

THE CUSTODIAN

The Bank of New York Mellon is located at 240 Greenwich Street, New York, New York, 10286, and serves as custodian of all securities and funds owned by the Funds.

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SHAREHOLDER INFORMATION

CHOOSING A SHARE CLASS

Each Fund offers four classes of shares, each representing an interest in the same portfolio but with differing features, such as fees and eligibility requirements. It is important to consider carefully and/or consult with your advisor, broker, dealer, bank, insurance company or other entity (each, generally referred to as a “financial intermediary” and, collectively, as “financial intermediaries”) for additional information on which classes of shares of the Funds, if any, are an appropriate investment choice based on your investment objectives and needs. Certain financial intermediaries may not sell all classes of shares of the Funds and all of such classes may not be available to all investors. Contact your financial intermediary or refer to your plan documents for instructions on how to purchase, redeem or exchange Fund shares.

If your financial intermediary sells more than one class of shares of a Fund, you should carefully consider which class (or classes) of shares is most appropriate for your investment objectives and needs. Certain classes have higher expenses than others, which may lower the return on your investment. The differential between classes also will vary depending on the actual investment return for any given investment period. We encourage you to consult with your financial intermediary who can help you with your investment decisions. For further details, please see the SAI.

Below is a summary of certain eligibility requirements and features, including fees, of Legacy Class shares and Institutional Class shares of the Funds. None of the share classes of the Funds impose an initial sales charge or a contingent deferred sales charge. Each class of shares of the Funds is subject to minimum investment amounts, which may vary by class. Such minimum investment amounts are set forth in the chart that follows the summary of share class eligibility requirements below.

Eligible Investors

Legacy Class Shares

Legacy Class shares of each Fund are not available to the public, except under certain limited circumstances including, but not limited to, the following:

•	All direct purchases of the Meridian Hedged Equity Fund;

•

Direct purchases by certain institutional accounts, such as endowments, foundations, corporate plans and public plan investors, which are (i) in the amount of $2,000,000 or greater, and (ii) not subject to any platform, sub-accounting, administrative or networking fees;

•

Purchases by shareholders having an investment in any Fund as of the date above and who have continuously maintained an investment in such Fund as of the date of the proposed purchase of Legacy Class shares; or

•	Purchases by employees and officers of the Investment Adviser and Meridian, as well as Directors of the Funds.

The Board of Directors reserves the right to modify the terms under which Legacy Class shares of any Fund are made available at any time subject to such considerations as it deems appropriate.

Institutional Class Shares

Institutional Class shares are offered without any sales charge and are generally made available to the following types of institutional investors if they also meet the minimum initial investment requirement for purchase of Institutional Class shares:

•

corporations; endowments; foundations; trust companies; defined contribution plans; defined benefit plans; deferred compensation plans and other employer-sponsored retirement plans; retirement platforms, registered investment companies, insurance companies; and bank trusts departments; and

•	certain other accounts or investment vehicles (e.g., a separate account) managed, advised or approved by the Investment Adviser.

The minimum initial investment requirement is waived for certain retirement plan service provider platforms that have entered into agreements with the Distributor or the Investment Adviser.

Institutional Class shares are generally only available to qualified plan investors whose plan level or omnibus accounts are held on the books of the Fund. The availability of Institutional Class shares for qualified plan investors will depend upon the policies of your financial intermediary and/or the recordkeeper for your qualified plan.

Institutional Class shares are not available directly to individual investors. Institutional Class shares are also not available to retail, advisory fee-based wrap programs, or advisor-sold, donor-advised funds.

Your broker-dealer may charge you a fee to effect transactions in Fund shares.

Other share classes of the Fund, which have their own expense structure, may be offered in a separate prospectus.

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Minimum Investments

The following table summarizes additional information regarding Institutional Class shares of the Funds, including minimum investment amounts. The Funds reserve the right to change the amount of this minimum from time to time or to waive it in whole or in part. There is no minimum initial investment requirement for retirement plan service provider platforms. Shareholders will be notified of any changes to the Fund’s investment minimums via a supplement to the Fund’s prospectus.

Class	Minimum Initial Investment	Minimum Subsequent Investment
Institutional Class Shares	$1,000,000	NONE
Legacy Class Shares[1]	$1,000	$50

[1]	Legacy Class shares of each Fund are not offered to the public, except under certain limited circumstances.

NETWORKING, SUB-ACCOUNTING AND ADMINISTRATIVE SERVICES

Networking, Sub-Accounting and Administrative Services Fees

Select financial intermediaries may enter into arrangements with the Funds, or its designees, to perform certain networking, recordkeeping, sub-accounting and/or administrative services for shareholders of the Funds. In consideration for providing these services in an automated environment, such financial intermediaries may receive compensation from the Funds. Any such compensation by the Funds to these select financial intermediaries for the aforementioned services is in addition to, and distinct from, any Rule 12b-1 related services provided to Fund shareholders.

Other Financial Intermediary Compensation

The Distributor, the Investment Adviser and their affiliates may make payments, from their own resources, to financial intermediaries for marketing/sales support services relating to the Funds (“Marketing Support Payments”). Marketing Support Payments are in addition to Networking, Sub-Accounting and Administrative Services Fees that may be paid to eligible financial intermediaries, including the Distributor, as appropriate. Such payments are generally based upon one or more of the following factors: average net assets of a Fund sold by the Distributor attributable to that financial intermediary, gross sales of a Fund distributed by the Distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the Distributor, the Investment Adviser and their affiliates may make increased payments on a basis other than those described above when dealing with certain financial intermediaries. Such increased payments may enable such financial intermediaries to offset credits that they may provide to customers.

In addition to the payments described above, the Distributor, the Investment Adviser and their affiliates may make other payments or allow promotional incentives to broker-dealers to the extent permitted by the SEC and the Financial Industry Regulatory Authority rules and by other applicable laws and regulations.

Amounts paid by the Distributor, the Investment Adviser and their affiliates are paid out of their own resources and do not increase the amount paid by you or the Funds. You can find further details in the SAI under “Other Financial Intermediary Compensation” about the payments made by the Distributor, the Investment Adviser and their affiliates, if any, to which the Distributor and the Investment Adviser have agreed to make Marketing Support Payments.

Your financial intermediary may charge you fees and commissions in addition to those described in the prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial advisors may have a financial incentive for recommending a Fund or a particular share class over others.

PRICING OF FUND SHARES

The price you pay or receive when you buy, sell or exchange shares is a Fund’s next determined net asset value (or “NAV”) per share for a given share class after the Transfer Agent receives all required documents in good order (as described below). NAV is computed as of the close of business of the New York Stock Exchange (“NYSE”) each day that it is open for trading, which is typically at 4:00 p.m. Eastern Time. Orders received before the close of business are typically priced at a Fund’s NAV per share as computed on that day. Orders received after the close of business are typically priced at a Fund’s NAV per share as computed on the next business day.

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NAV per share is determined by totaling the value of all portfolio securities, cash and other assets, including accrued interest and dividends, attributable to a class, and subtracting from that all liabilities, including accrued expenses, attributable to a class. The total NAV is divided by the total number of outstanding shares of the class to determine the NAV of each share.

Securities in each Fund’s portfolio are valued primarily on market quotes, or, if quotes are not available, by a method that the Board believes would accurately reflect the securities’ fair value. Fair value pricing, for example, may be used for high-yield debt securities when available pricing information is stale or is determined for other reasons not to accurately reflect fair value.

All equity securities are valued at the close of business of the NYSE, which is usually 4:00 p.m. Eastern Time. Equity securities are valued at the closing price or last sales price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the last reported bid price. Foreign securities shall be valued in U.S. dollars utilizing spot exchange rates at the close of regular trading on the NYSE. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board, including utilizing a third party pricing service to determine these fair values (as described below).

Fixed income (debt) securities with original or remaining maturities more than 60 days are typically valued at the mean of their quoted bid and asked prices. Short-term fixed income securities of sufficient credit quality with 60 days or less to maturity are typically amortized to maturity based on their cost to a Fund if acquired within 60 days of maturity or, if already held by a Fund on the 60th day, based on the value determined on the 61st day.

Securities and other assets for which reliable market quotations are not readily available will be valued at their fair value as determined by the Investment Adviser under the policy and procedures adopted by, and under the general supervision of, the Board. The Investment Adviser may determine that fair value pricing is appropriate for securities that, for example, are thinly traded or illiquid, or where the Investment Adviser believes that the prices provided by a pricing service are not accurate or where such prices are not available. When fair valuation is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same security. For example, a Fund may use fair value pricing if the value of a security it holds has been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchange on which the security is traded. This most commonly occurs with foreign securities, but may occur in other cases as well. Significant events that may impact the value of securities principally traded in foreign markets (e.g., movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close and the time that a Fund calculates its NAV. Because the frequency of significant events is not predictable, fair value pricing of certain common stocks may or may not occur on a frequent basis. The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the NAV of a Fund.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when a Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund would have priced the security. Also, the use of fair valuation may cause a Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate.

Shares of a Fund will not be priced on the days on which the NYSE is closed for trading, and on the following holidays or days on which the following holidays are observed: New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

ACCOUNT RULES AND POLICIES

Mandatory Redemption

If your account in Legacy Class shares of a Fund falls below $750 for any reason other than market fluctuations, or below $100,000, we will ask you to add to your account. If your account balance is not brought up to the amount at which such mandatory redemption would apply or you do not send us other instructions, we reserve the right to redeem your shares and send you the proceeds. Before doing so, you will be given at least 60 days’ notice to bring the account up to the applicable amount.

Medallion Signature Guarantee

Medallion guarantees are only required for mailed redemption requests under the following circumstances: (1) if the address on your account was changed within the last 15 days; (2) if the amount of the redemption exceeds $100,000 and includes bank account information that is not currently on file with Meridian or if all of the owners of your Fund account are not included in the registration of the bank account provided; or (3) if the redemption is made payable to a third party. You can get a Medallion guarantee at a financial institution such as a bank or brokerage house. We do not accept notarized signatures.

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Other Documents

Additional documents may be required for purchases and redemptions when shares are registered in the name of a corporation, partnership, association, agent, fiduciary, trust, estate or other organization. For further information, please call 1-800-446-6662.

Share Transfers

You may transfer shares of a Fund by delivering to the Transfer Agent: (1) a letter of instructions, signed exactly as the shares are registered by each registered owner, which identifies clearly the exact names in which the account presently is registered, the account number, the number of shares to be transferred, and the names, address and social security or tax identification number of the account to which the shares are to be transferred, (2) stock certificates, if any, which are the subject of the transfer, and (3) an instrument of assignment (“stock power”), which should specify the total number of shares to be transferred and on which the signatures of the registered owners have been guaranteed. (See “Medallion Signature Guarantee.”) Additional documents are required for transfers by corporations, executors, administrators, trustees and guardians. If you have questions about the documents required, call 1-800-446-6662. If the transfer establishes a new account, you must also submit a new application. Meridian is not bound to record any transfer on the stock transfer books maintained by the Transfer Agent until the Transfer Agent has received all required documents.

Short-Term Trading Policy

The Funds are intended for long-term investors and not for those who wish to trade frequently in their shares. The Funds are not intended to accommodate frequent purchases and redemptions of shares by shareholders. Short-term trading (sometimes known as “market timing”) into and out of a Fund, particularly in larger amounts, may harm performance by disrupting portfolio management strategies and by increasing expenses, including brokerage and administrative costs, and may dilute the value of the holdings of other shareholders of a Fund. Short-term trading may cause a Fund to retain more cash than the portfolio manager would normally retain in order to meet unanticipated redemptions or may force a Fund to sell portfolio securities at disadvantageous times to raise the cash needed to meet those redemption or exchange requests. With this in mind, the Board has adopted a Short-Term Trading Policy (the “Policy”). Under the Policy, to discourage short-term trading in Fund shares, each Fund imposes a 2.00% short-term redemption fee when shares of a Fund are redeemed (either by selling or exchanging into another Fund) within 60 days of purchase.

The short-term redemption fee does not apply to: (1) shares acquired through reinvestment of dividends and other Fund distributions; (2) systematic purchases and redemptions; (3) required distributions or return of excess contributions from retirement accounts; (4) certain hardship situations such as death or disability; (5) redemptions from certain accounts held through intermediaries that have entered into an agreement with the Fund or its Distributor, including (i) certain employer-sponsored retirement plans; (ii) certain broker wrap fee and other fee-based programs; (iii) certain omnibus accounts where the omnibus account holder does not have the operational capability to impose a redemption fee on its underlying customers’ accounts; and (iv) certain intermediaries that do not have or report to the Fund sufficient information to impose a redemption fee on their customers’ accounts (e.g., certain omnibus accounts where redemptions cannot be tracked to the individual shareholder); or (6) circumstances that may fall within the Funds’ short-term trading prohibitions, but which a Fund may determine in its sole discretion, including, but not limited to, limited waivers of redemption fees in order to comply with the safe harbor for “qualified investment alternatives” under the Pension Protection Act of 2006.

The Policy specifies that shares will be redeemed in the following order: first, shares acquired through reinvestment of dividends and other fund distributions; second, shares held more than 60 days; and third, shares held for 60 days or less (subject to a 2.00% short-term redemption fee). Holding periods are determined based on a first-in, first-out method. Shareholders will normally comply with the Funds’ policy regarding short-term trading by allowing 60 days to pass after each investment before they sell or exchange a Fund’s shares. Exchanges involve a redemption of shares and are subject to the redemption fee. The Funds may take appropriate action if shares are held longer than 60 days if the trading is disruptive for other reasons such as unusually large trade size. In addition, the Funds reserve the right to suspend or terminate your ability to make further purchases (whether you hold shares directly, or through an intermediary) at any time, and to impose restrictions on purchases or exchanges on conditions that are more restrictive than those that are otherwise stated in this Prospectus. The Funds reserve the right to modify the terms of, or terminate, the short-term redemption fee at any time. The Funds and their agent also reserve the right to refuse any purchase order, at any time, by any investor or group of investors for any reason. The Funds acknowledge that certain intermediaries may impose short-term or frequent trading restrictions that differ from those of the Funds, including such intermediary’s own restrictions or limitations to discourage short-term or excessive trading. You should consult your financial intermediary to find out what trading restrictions, including limitations on exchanges, may apply. The Funds, and their service providers, encourage those financial intermediaries to apply the Policy to their customers who invest indirectly in the Fund.

The Policy is subject to limitations on the Funds’ ability to detect and curtail short-term or disruptive trading practices. Shareholders seeking to engage in short-term trading practices may use a variety of strategies to avoid detection. Despite the best efforts of the Funds or their agents to prevent short-term or disruptive trading, there is no guarantee that the Funds or their agents will be able to

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identify such shareholders or curtail short-term trading practices. The Funds may receive purchase and redemption orders through financial intermediaries and cannot always identify or reasonably detect excessive short-term trading which may be facilitated by these intermediaries or by the use of omnibus account arrangements offered by these intermediaries to investors. The Transfer Agent will attempt to monitor overall purchase and redemption activity in those accounts to seek to identify patterns that may suggest excessive trading by the underlying owners. If evidence of possible excessive trading activity is observed by the Transfer Agent, the financial intermediary that is the registered owner will be asked to review the account activity, and to confirm to the Transfer Agent and the respective Fund that appropriate action has been taken to curtail any excessive trading activity. Omnibus accounts are commonly used by financial intermediaries and benefit plans. Omnibus accounts allow multiple investors to aggregate their respective share ownership positions and purchase, redeem and exchange Fund shares using a single account where the identity of the individual shareholder(s) is not known to the Funds or their agents. If an individual shareholder in an omnibus account can be identified, they will be subject to the redemption fee.

Information Sharing Agreements

As required by Rule 22c-2 under the 1940 Act, the Funds or certain of its service providers will enter into information sharing agreements with financial intermediaries, including participating life insurance companies and financial intermediaries that sponsor or offer retirement plans through which shares of the Funds are made available for purchase. Pursuant to Rule 22c-2, financial intermediaries are required, upon request, to: (i) provide shareholder account and transaction information and (ii) execute instructions from the Funds to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Funds as having engaged in transactions that violate the Funds’ excessive trading policies and procedures.

Identity Verification

Federal law requires Meridian, and your financial intermediary, to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals) and taxpayer or other government issued identification number (e.g., social security number or other taxpayer identification number). Some financial intermediaries may also require that you provide other documents to assist in verifying your identity.

Until verification of your identity is made, the Funds may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Funds are unable to verify your identity after your account is open, the Funds reserve the right to close your account or take other steps as deemed reasonable. The Funds will not be liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Your financial intermediary may temporarily limit additional share purchases or even close an account if they are unable to verify your identity. Please contact your financial intermediary if you need assistance or would like to receive additional information regarding identity verification.

Policy Regarding Disclosure of Portfolio Holdings

A description of the Funds’ policies regarding disclosure of the Funds’ portfolio holdings can be found in the Funds’ SAI and on the Funds’ website at www.arrowmarkpartners.com/meridian.

Householding

In order to reduce shareholder expenses, we may, if prior consent has been provided, mail only one copy of the Funds’ Prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call 1-800-446-6662. If your shares are held through a financial institution, please contact them directly. We will begin sending your individual copies with the next scheduled mailing.

HOW TO OPEN AN ACCOUNT AND PURCHASE SHARES

Subject to share class eligibility criteria, you can open an account with the Funds through any of the following means:

•

directly with the Funds. Complete an account application, which you may obtain by visiting the Funds’ website at www.arrowmarkpartners.com/meridian or by calling 1-800-446-6662. Be sure to indicate the Fund’s name and the share class into which you intend to invest when completing the application;

•	through a brokerage account with an approved financial intermediary; or

•	through certain retirement, benefit and pension plans or certain packaged investment products. (Please contact the providers of the plan or product for instructions.)

If you opened your account through a financial intermediary, you must contact that intermediary to purchase shares of the Funds in or from your account with the intermediary.

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In general, shares of a Fund may be purchased on any business day on which the Fund’s NAV is calculated. The price you pay when you purchase shares is a Fund’s next determined NAV per share after all required documents are received in good order.

This section provides further information on how you may open an account directly with the Funds and, after you have opened your account, how to purchase shares directly from the Funds.

Buying Shares	Opening an Account	Adding to an Account
By Mail

Complete and sign your account application. Mail the application with your check made payable to Meridian Fund, Inc. to:

Regular Mail:

MERIDIAN FUND, INC.®

P.O. Box 9792

Providence, RI 02940-9694

Express Mail:

MERIDIAN FUND, INC.®

4400 Computer Drive

Westborough, MA 01581-1722

You may purchase additional shares by mail by sending the stub from your last statement, together with a check for at least the minimum subsequent investment amount for the corresponding share class, to one of the addresses to the left.

By Telephone	A new account may not be opened by telephone unless you have another Fund account with your bank information on file. If you do not currently have an account, refer to the section on buying shares by mail or wire.	To buy additional shares or to buy shares of a new Fund call: 1-800-446-6662

By Wire	If you want to pay for your initial shares by wiring funds, call 1-800-446-6662 directly to have an account number assigned, make arrangements for the timely submission of the account application form and to obtain a Fund’s wiring instructions. Complete, sign and mail your application form (refer to the section on buying shares by mail).	To buy additional shares, instruct your bank or financial institution to use the same wire instructions provided with your initial account setup or call 1- 800-446-6662 to obtain such information.

By Internet	Not Available	If your account has already been established and ACH banking instructions are on file, please visit our website at www.arrowmarkpartners.com/ meridian.

Additional Information for Purchasing Fund Shares

Meridian does not accept purchases by third party checks, traveler’s checks, credit card checks, cashier’s checks, starter checks from newly established checking accounts, credit cards, cash or money orders.

A purchase of shares will not be processed until all of the necessary documentation is complete and has been received in good order by the Transfer Agent, which means that all required documents pertaining to such purchase have been fully completed as determined by the Transfer Agent. If you have questions about what documents are required, call 1-800-446-6662.

All payments must be in U.S. dollars, and all check must be drawn on U.S. banks.

The Funds reserve the right to suspend or modify the continuous offering of their shares.

You can download application forms, Prospectus, and shareholder reports from the Funds’ website at www.arrowmarkpartners.com/meridian.

Purchases By Wire. Please note that your bank may charge you a wiring fee. Shares cannot be purchased by wire transactions on days when banks are closed. Meridian and the Transfer Agent are not liable for any loss incurred by delay in receiving money submitted by wire transfer.

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Purchases through Third Parties. Purchases may also be made through broker-dealers or other financial intermediaries. Third party dealers may have different investment limits, fees and policies for buying and selling shares than are described in this Prospectus. In addition, Meridian assumes no liability for the failure of third party dealers to transmit your order promptly or accurately to the Funds.

You may also purchase shares of a Fund by contacting your financial intermediary or advisor. Contact your financial intermediary or refer to your plan documents for additional information on how to invest in the Funds, including information on minimum initial or subsequent investment requirements. Your financial intermediary may charge you a separate or additional fee for processing purchases of shares.

The Funds have only authorized certain financial intermediaries to receive purchase orders on the Funds’ behalf. As discussed above, pursuant to agreements with certain intermediaries, the Investment Adviser and/or Distributor may pay commissions or fees to those intermediaries for their role in marketing/sales support and related services to the Funds. When considering Fund recommendations made by these intermediaries, you should consider such arrangements.

Meridian may, from time to time, accept telephone purchase orders from broker-dealers and institutions previously approved by Meridian. Meridian does not have a sales or service charge but those broker-dealers may charge you for their services.

Because the Funds are not intended for frequent trading, the Funds reserve the right to reject any purchase order, including exchange purchases, for any reason. For more information about the Funds’ policy on frequent trading, refer to “Short-Term Trading Policy.”

Tax-Qualified Plans. You may be entitled to invest in the Funds through a tax-qualified account (a “Plan Account”), such as an individual retirement account (“IRA”), a Simplified Employee Pension Plan, a Roth IRA, or a Coverdell Education Savings Account. There is no service charge for the purchase of Fund shares through a Plan Account but there is an annual maintenance fee. The Bank of New York Mellon serves as custodian for Plan Accounts offered by Meridian. For more information about Plan Accounts, along with the necessary materials to establish a Plan Account, call 1-800-446-6662 or write to MERIDIAN FUND, INC.®, P.O. Box 9792 Providence, RI 02940.

You should consult your own tax advisors regarding the tax consequences to you of establishing or purchasing Fund shares through a Plan Account.

If you are opening an account in the name of a legal entity (e.g., a partnership, business trust, limited liability company, corporation, etc.), you may be required to supply the identity of the beneficial owner or controlling person(s) of the legal entity prior to the opening of your account. The Fund may request additional information about you (which may include certain documents, such as articles of incorporation for companies) to help the Transfer Agent verify your identity.

Keeping You Informed

As a shareholder, you will be sent the following communications:

•	confirmation statements; account statements (mailed after the close of each calendar quarter);

•	annual and semi-annual reports (mailed approximately 60 days after June 30 and December 31);

•	a 1099 tax form (mailed by the applicable deadline); and

•	a copy of the Fund’s annually updated Prospectus (mailed to existing shareholders in the fall of each year).

Automatic Investment Plan. The automatic investment plan provides a convenient method to have monies deducted directly from your bank account for investment in a Fund, provided that your purchases meet the applicable minimum subsequent investment requirement and that the plan be available for shareholders of the Fund in which you are invested. To learn more about the plan and to begin participating in this plan, please call 1-800-446-6662. In addition, you may arrange for periodic purchases by authorizing your financial intermediary to debit the amount of your investment from your bank account on a day or days you specify. Contact your financial intermediary or a representative of the Distributor, if applicable, for details. Not all financial intermediaries provide this plan. The Funds may alter, modify or terminate this plan at any time.

Automated Clearing House Purchases. Current shareholders may purchase additional shares via Automated Clearing House (“ACH”). To have this option added to your account, please send a letter to the Funds requesting this option and supply a voided check for the bank account. Only bank accounts held at domestic institutions that are ACH members may be used for these transactions.

You may not use ACH transactions for your initial purchase of Fund shares. ACH purchases will be effective at the closing price per share on the business day after the order is placed. The Funds may alter, modify or terminate this purchase option at any time.

Shares purchased by check or via ACH will not be available for redemption until payment for such shares has been received by the Fund. For shares purchased via check, it may take up to 15 business days for a check to clear and the Fund to receive payment. For shares purchased via ACH, it may take up to 60 days for the Fund to receive payment.

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EXCHANGES BETWEEN FUNDS

In general, you may exchange shares between Funds on any day the NYSE is open for regular trading, subject to eligibility and other requirements. Contact your financial intermediary or consult your plan documents for information on exchanging into other Funds. As with any investment, be sure to read the prospectus of any Fund(s) into which you are exchanging. An exchange from one such fund to another is generally a taxable transaction (except for certain tax-qualified accounts) and has the same tax consequences as ordinary purchases and redemptions. The Funds and the Transfer Agent employ reasonable procedures, including providing written confirmations, to confirm that the instructions received from any person with appropriate account information are genuine. Exchange redemptions and purchases are processed simultaneously at the Fund’s next determined NAV per share after the exchange order is received in good order. (See “Pricing of Fund Shares.”)

Exchanges are subject to the following conditions:

•

You may generally exchange shares of a Fund for shares of the same class of any of the other Funds sold by or available through your financial intermediary or qualified plan. If you hold shares directly with the Fund, you may generally exchange shares of a Fund for shares of the same class of any of the other Funds.

•

If you are making an initial investment into a Fund through an exchange, you must exchange at least the minimum initial investment amount applicable to the share class of a Fund into which you are exchanging, unless your balance has fallen below that amount due to investment performance.

•	The Funds may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•

The exchange privilege is not intended as a vehicle for short-term or frequent trading. A Fund may suspend or terminate your exchange privilege if you make more than one round trip in such Fund in a 30-day period and may bar future purchases in such Fund or the Funds. The Funds will work with intermediaries to apply the Funds’ exchange limit. However, the Funds may not always have the ability to monitor or enforce the trading activity in such accounts. For more information about the Funds’ policy on frequent trading, refer to “Short-Term Trading Policy.”

Exchange services are available only in states where the Fund to be purchased may be legally offered and may be terminated or modified at any time upon 60 days’ written notice.

An exchange of shares of different funds represents the taxable sale of shares of one fund and the purchase of shares of another fund. For U.S. federal income tax purposes, this may produce a taxable gain or loss in your non-tax-qualified account.

EXCHANGES BETWEEN SHARE CLASSES

Fund shareholders may transfer shares between the Legacy, Institutional and other share classes of a Fund. Share class transfers must generally meet the minimum investment requirements described in “Purchase and Sale of Fund Shares” in the applicable prospectus, though the Fund reserves the right to waive or change investment minimums. Such exchanges may be subject to a contingent deferred sales charge (“CDSC”), a redemption fee or other fees, at the discretion of the Fund. Any such exchanges and any CDSC, redemption fee or other fees may be waived for certain intermediaries that have entered into an agreement with the Adviser. A share class transfer between shares of a single Fund is generally not considered a taxable transaction and is not subject to a short-term redemption fee, although certain tax reporting requirements may apply to significant holders as discussed in the SAI under “FEDERAL INCOME TAXES — Transfers between Shares of Different Funds or Classes of a Single Fund”. Legacy Class shares of the Fund are subject to additional restrictions, as described in the “Choosing a Share Class” section of this prospectus. You may request a share class transfer by telephone or by mail. Please call the Fund’s transfer agent, BNY Mellon Investment Servicing (US) Inc., at 1-800-446-6662 for more information.

HOW TO REDEEM

Shares of the Funds are redeemable on any day the NYSE Market is open. The price you receive when you redeem shares is the Fund’s next determined NAV per share after all required documents are received in good order.

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The following section explains how you can sell shares held directly through an account with the Funds. For Fund shares held through a brokerage or other type of account, please consult your financial intermediary.

Selling Shares	To Sell Fund Shares
By Mail

Send a redemption request letter providing your name, account number, the Fund from which you wish to redeem and the dollar amount you wish to receive (or write “Full Redemption” to redeem your remaining account balance) to the address below.

Make sure all account owners sign the request exactly as their names appear on the account application.

A Medallion guarantee may be required under certain circumstances (see “Account Rules and Policies — Medallion Signature Guarantee”).

	Regular Mail: MERIDIAN FUND, INC.® P.O. Box 9792 Providence, RI 02940-9694	Express Mail: MERIDIAN FUND, INC.® 4400 Computer Drive Westborough, MA 01581-1722

By Telephone or Wire	Unless you have declined the option on your account application, you may redeem shares of a Fund by telephone by calling 1-800-446-6662 during normal business hours.

By Internet	To sell shares, please visit our website at www.arrowmarkpartners.com/meridian.

Additional Information for Redeeming Fund Shares

Redemption proceeds will typically be sent within one to two business days following receipt of the redemption order but may take up to seven days.

The Funds reserve the right to postpone payment of redemption proceeds for up to seven (7) calendar days. Additionally, the right to require the Funds to redeem your shares may be suspended, or the date of payment may be postponed beyond seven calendar days, whenever: (i) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed (except for holidays and weekends); (ii) the SEC permits such suspension and so orders; or (iii) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.

Redemption By Regular or Express Mail. If you send a redemption request directly to the Investment Adviser rather than to the Transfer Agent, the Investment Adviser will forward your request to the Transfer Agent, but the effective date of redemption may be delayed until the request is received by the Transfer Agent. Redemption requests may also be submitted to broker-dealers or other financial intermediaries, as applicable.

You must sign the redemption request exactly as your name appears on the registration form and must include the account number. If more than one person owns the shares, all owners must sign the redemption request exactly as their names appear on the registration form.

If applicable, you must deliver any physical stock certificates for shares to be redeemed together with the signed redemption request.

The Funds may require additional documentation or a medallion signature guarantee on any redemption request to help protect against fraud. Medallion signature guarantees, when required, and any additional documents required by Meridian for shares owned by corporations, executors, administrators, trustees or guardians, also must accompany the redemption request.

If the address of record has been changed within 30 days of a redemption request, a medallion signature guarantee is required to process the request to protect against fraud.

A request for redemption will not be processed until all of the necessary documentation is complete and has been received in good order by the Transfer Agent, which means that all required documents pertaining to such request have been fully completed as determined by the Transfer Agent. If you have questions about what documents are required, call 1-800-446-6662.

Redemptions By Telephone. You may elect at any time to use the telephone redemption service. You may make that election on the initial application form or on other forms prescribed by the Funds. An executed authorization form must be on file with the Transfer Agent before you may use the service. Share certificates for the shares being redeemed must be held by the Transfer Agent. A corporation (or partnership) also must submit a corporate resolution (or certificate of partnership) indicating the names, titles and the

38

required number of signatures authorized to act on its behalf. The authorization form must be signed by a duly authorized officer(s) and the corporation seal affixed.

The Funds provide written confirmation of transactions initiated by telephone to confirm that telephone transactions are genuine. If the Funds or the Transfer Agent fails to employ this and other reasonable procedures, the Funds or the Transfer Agent may be liable.

When using the telephone redemption service, you must give the full registration name, address, number of shares or dollar amount to be redeemed, Fund account number and name of the Fund in order for the redemption request to be processed.

Meridian and the Transfer Agent reserve the right to refuse any telephone instructions and may discontinue these redemption options upon 30 days written notice.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider sending your request in writing.

Redemptions By Wire. In the case of redemption proceeds that are wired to a bank, the Funds transmit the payment only on days that commercial banks are open for business and only to the bank and account previously authorized on your application or your medallion signature guaranteed letter of instruction. The Funds and the Transfer Agent will not be responsible for any delays in wired redemption proceeds due to heavy wire traffic over the Federal Reserve System. The Funds reserve the right to refuse a wire redemption if it is believed advisable to do so. If you redeem your shares by wire transfer, the Transfer Agent charges a fee (currently $9.00) for each wire redemption. You may also have your redemption proceeds sent to your bank via ACH. The Transfer Agent does not charge for the ACH service; however, please allow 2 to 3 business days for the transfer of money to reach your banking institution.

Systematic Withdrawal Plan

Once you have established an account with $5,000 or more, you may automatically receive funds from your account on a monthly, quarterly or semi-annual basis (minimum withdrawal of $100). Call 1-800-446-6662 to request a form to start a systematic withdrawal plan.

Redemption Price and Conditions

All shares of a Fund may be redeemed at the next NAV per share of the Fund determined after receipt of a redemption request in good order received by the Transfer Agent by mail or telephone as described above. Because the NAV of a Fund’s shares will fluctuate as a result of changes in the market value of the securities it owns, the amount you receive upon redemption may be more or less than the amount you paid for the shares. (See “Pricing of Fund Shares.”) Payment for shares redeemed in writing or by telephone, if in good order, will be made promptly after receipt, but not later than seven business days after the valuation date. Under normal conditions, each Fund imposes a 2.00% short-term redemption fee when shares of a Fund are redeemed within 60 days of purchase (see “Short-Term Trading Policy”). Requests for redemption which are subject to any special conditions or which specify an effective date other than as provided in this Prospectus cannot be accepted.

Although the Funds generally intend to pay redemption proceeds in cash, a Fund may redeem some or all of its shares in kind under certain circumstances, such as to protect the interests of remaining shareholders, to accommodate a request by a particular shareholder that does not adversely affect the interest of the remaining shareholders, in connection with the liquidation of a fund, or a lack of liquidity in the Fund’s portfolio to meet redemptions. This means that the redemption proceeds will be paid in assets from a Fund’s portfolio by delivery of securities selected from its assets at the Fund’s discretion. If a Fund redeems your shares in kind, you may bear transaction costs and may bear market risks until such assets are converted into cash. In kind redemption proceeds could include illiquid securities. As described in the SAI, illiquid securities are those that a Fund cannot reasonably expect to receive approximately the amount the Fund values those securities within seven days.

Investment dealers handling redemption transactions may charge you for the service. Requests for redemptions will be honored but payment will be withheld until checks (including certified checks) received for the shares purchased have cleared, which can take as long as fifteen calendar days from date of purchase. If you have questions about the proper form for redemption, call 1-800-446-6662.

39

DISTRIBUTIONS AND TAX STATUS

DISTRIBUTIONS

Each Fund intends to declare and pay distributions from the Fund’s net investment income, if any, annually. The amount depends on earnings, the financial condition of the Fund and other factors. Each Fund will also distribute any net realized capital gains to shareholders annually. A Fund may make additional distributions of any net investment income or net realized capital gains near or following the end of the calendar year. All distributions will be automatically reinvested in additional shares unless you elect to receive payment in cash. The NAV of shares will be reduced by the amount of your distributions.

If you purchase Fund shares shortly before the record date for a distribution, you will pay the full price for the shares and receive some portion of the price back as a taxable distribution. Similarly, if you purchase shares of a Fund when it holds appreciated securities, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and distributes the gain. The Funds have built up, or have the potential to build up, high levels of unrealized appreciation, which may result in future taxable distributions.

Undeliverable Distribution Checks

If you choose to receive distributions in cash and distribution checks are returned and marked as “undeliverable” or remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be cancelled and the money reinvested in the Fund. No interest is paid during the time the check is outstanding.

Cost Basis Reporting

Mutual funds are required to report to the Internal Revenue Service (the “IRS”) holding period information and the “cost basis” of shares acquired by a shareholder on or after January 1, 2012 (“covered shares”) and subsequently redeemed, as well as the gross proceeds from the sale of fund shares regardless of when acquired. These requirements do not apply to investments through a tax-qualified arrangement, such as a 401(k) plan or an individual retirement plan. The cost basis of a share is generally its purchase price adjusted for returns of capital and other corporate actions. Cost basis is used to determine whether a sale of the shares results in a gain or loss. If you redeem covered shares during any year, then the Fund will report the cost basis of such covered shares to the IRS and you on Form 1099-B.

The Funds will permit you to elect from among several IRS-accepted cost basis methods to calculate the cost basis of your covered shares. If you do not affirmatively elect a cost basis method, then the Fund’s default cost basis calculation method will be applied to your account(s). The cost basis method elected or applied may not be changed after the settlement date of a sale of Fund shares.

If you hold Fund shares through a broker (or another nominee), please contact that broker (nominee) with respect to the reporting of cost basis and available elections for your account.

You are encouraged to consult your tax advisor regarding the application of the cost basis reporting rules and, in particular, which cost basis calculation method you should elect.

FEDERAL INCOME TAXES

This discussion regarding federal income taxes is based on laws that were in effect as of the date of this Prospectus. Except where otherwise noted, this discussion does not describe issues that apply to shareholders in special situations, such as tax-exempt or foreign shareholders (as defined in the SAI) or those holding Fund shares through a tax-qualified account, such as a 401(k) Plan or IRA, shareholders holding investments through foreign institutions, broker-dealers, shareholders holding shares as part of a larger integrated transaction, shareholders who are subject to alternative minimum tax, financial institutions, insurance companies, or pass-through entities such as entities taxed as partnership or S corporations. This discussion summarizes only some of the important federal income tax considerations that affect the Funds and you as a shareholder. It is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation, including the federal, state, local and foreign tax consequences to you of an investment in a Fund. Additional federal income tax considerations are discussed in the SAI.

Each Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Code. This discussion assumes that each Fund will so qualify and will satisfy the distribution requirements under Subchapter M. There can be no guarantee that these assumptions will be correct. By qualifying as a regulated investment company, a Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains. Each Fund intends to distribute to the Fund’s shareholders substantially all of the Fund’s net investment income and net realized capital gains, if any.

40

Distributions

Distributions to you of a Fund’s ordinary income and net short-term capital gain, if any, generally are taxable as ordinary income. Distributions to you of a Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain regardless of how long you have held your shares, even if the gains arose from appreciation that already existed in securities owned by the Fund when you invested in the Fund.

An individual’s net long-term capital gain is subject to a maximum federal income tax rate of 20% (in addition to the 3.8% Medicare tax described below).

If you are an individual or other noncorporate Fund shareholder, distributions attributable to dividends received by certain Funds from their investments in U.S. and certain foreign corporations will result in qualified dividend income, which is subject to tax rates applicable to long-term capital gain if certain holding period requirements are met by you for your Fund shares and by the Funds for their investments in the stock producing such dividends and certain other conditions are satisfied.

In general, distributions from a Fund are taxable to you when paid, whether you take the distributions in cash or automatically reinvest them in additional Fund shares. Dividends declared and payable by a Fund during October, November or December to shareholders of record on a specified date in such months, if paid by the end of January, are generally taxable as if received in December. You will be notified in January of each year about the federal tax status of distributions made by the Funds for the prior year.

If a dividend or distribution is made shortly after you purchase shares of a Fund, while in effect a return of capital to you, the dividend or distribution is still taxable. An investor can avoid this result by investing soon after the Fund has paid a dividend.

If a Fund invests in stock of a real-estate investment trust (a “REIT”), it may be eligible to pay “section 199A dividends” to its shareholders with respect to certain dividends received by it from its investment in REITs. Section 199A dividends are taxable to individual and other noncorporate shareholders at a reduced effective federal income tax rate, provided that certain holding period requirements and other conditions are satisfied.

Redeeming and Exchanging Shares

Your redemptions (including redemptions in-kind) and exchanges of shares of different Funds will ordinarily result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Such gain or loss generally will be long-term capital gain or loss if you have held your redeemed or exchanged Fund shares for more than one year at the time of redemption or exchange, except that any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. All or a portion of capital losses realized on the redemption or exchange of Fund shares may be disallowed if you invest (or agree to invest) in substantially identical securities within 30 days before or after the redemption or exchange.

Foreign Securities

The Funds’ investments in foreign securities may increase or accelerate a Fund’s recognition of ordinary income and may affect the timing or amount of a Fund’s distributions. A Fund may hold securities in entities that are passive foreign investment companies for U.S. federal income tax purposes. A Fund may make certain tax elections with respect to an investment in a passive foreign investment company, which may result in an acceleration of the recognition of income and/or the recognition of ordinary income. For more information, see the SAI under “FEDERAL INCOME TAXES — Passive Foreign Investment Companies.” The Funds may incur foreign taxes in connection with some of their foreign investments. In general, shareholders cannot deduct or claim a credit for these taxes.

Surtax on Net Investment Income

An additional 3.8% Medicare tax will be imposed on certain net investment income (including dividend income and capital gain received from a Fund as well as net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts (other than certain tax exempt trusts) to the extent that such person’s gross income as adjusted exceeds a threshold amount.

Backup Withholding

A Fund may be required to “back-up” withhold a portion of your distributions and redemption proceeds if you have not timely provided the Fund your taxpayer identification number in compliance with IRS rules and certified that you are not subject to back-up withholding. The backup withholding tax rate is 24%. To avoid back-up withholding, make sure you provide your correct tax identification number (Social Security number for most investors) and appropriate certification on your account application. If you do not provide us with a correct taxpayer identification number, you may be subject to IRS penalties. The IRS may also instruct a Fund that you are subject to back-up withholding.

Investors should consult with their tax advisers regarding the U.S. federal, foreign, state and local tax consequences of an investment in the Fund.

41

Foreign Shareholders

This section applies only to Foreign Shareholders. A “Foreign Shareholder” is a foreign beneficial owner of shares of the Fund that, for U.S. income tax purposes, is a nonresident alien individual, a foreign corporation, a foreign trust or a foreign estate (each as defined in the SAI). This section does not apply, however, to Foreign Shareholders subject to special tax rules, such as:

•	former U.S. citizens and residents and expatriated or inverted entities;

•	a nonresident alien individual present in the United States for 183 days or more in a taxable year;

•	a controlled foreign corporation, passive foreign investment company, or a foreign government; or

•

a Foreign Shareholder whose income from the Fund is effectively connected with a U.S. trade or business of the Foreign Shareholder or, if a U.S. income tax treaty applies, is attributable to a U.S. permanent establishment of the Foreign Shareholder as determined under such treaty.

Distributions paid by a Fund to a Foreign Shareholder that are properly reported as capital gain dividends, short-term capital gain dividends, or interest-related dividends, will not be subject to withholding of U.S. federal income tax, provided certain conditions are met as described in the SAI under “FEDERAL INCOME TAXES — Foreign Shareholders.” Other ordinary income dividends will generally be subject to withholding of U.S. federal income tax at a rate of 30% (or a lower applicable treaty rate). To qualify for the exemption from U.S. withholding taxes on interest related dividends or short-term capital gains dividends, or for a reduced rate of withholding taxes under a U.S. income tax treaty on distributions from a Fund, Foreign Shareholders must generally deliver to the withholding agent a properly completed and executed certification concerning their status as a foreign person (generally, an applicable IRS Form W-8).

A Foreign Shareholder of a Fund is generally not subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of the Fund, on capital gain dividends or on short-term capital gain dividends or interest-related dividends, except in certain circumstances described in the SAI.

As described in the SAI, special rules would apply to Foreign Shareholders if shares of a Fund were to constitute “U.S. real property interests” (“USRPIs”) as defined in the Code, or, in certain cases, if the Fund’s distributions are attributable to gain from the sale or exchange of a USRPI.

Shares Held Through Foreign Accounts

Under provisions of the Code commonly referred to as “FATCA”, a Fund must withhold 30% of certain distributions that it pays on shares held through an account maintained by foreign financial institutions or other foreign entities. In general, no such withholding will be required with respect to a U.S. person or non-U.S. individual that timely provides required certifications on a valid IRS Form W-9 or applicable IRS Form W-8, respectively. A non-U.S. entity that invests in a Fund will need to provide the Fund with documentation properly certifying the entity’s status as either exempt from, or compliant with, FATCA in order to avoid FATCA withholding. A more complete description of FATCA can be found in the SAI under “FEDERAL INCOME TAXES — Withholding on Shares Held Through Foreign Accounts.” Non-U.S. persons should consult their tax advisors concerning documentation necessary to establish an exemption from, or compliance with, FATCA in connection with investing in a Fund.

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand each Fund’s performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions). This information has been audited by [_____], the Funds’ independent registered public accounting firm, whose report, along with the Funds’ financial statements, is included in the Funds’ annual report, which is available upon request and incorporated by reference in the SAI. Financial highlights for Institutional Class shares of the Meridian Hedged Equity Fund and the Meridian Contrarian Fund are not shown because such class had not commenced operations as of the date of this Prospectus.

[TO BE UPDATED BY SUBSEQUENT AMENDMENT]

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For more information about MERIDIAN FUND, INC.® the following documents are available free upon request. You can download shareholder reports and the Funds’ Statement of Additional Information at no cost from our website at www.arrowmarkpartners.com/meridian.

Annual/Semi-annual Reports:

Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual reports to shareholders and in Form N-CSR.

In the Funds’ Annual Report, you will find a discussion of market conditions and investment strategies that significantly affected the Funds’ performance during the last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements.

Statement of Additional Information (SAI):

The SAI provides additional information about the Funds, including operations and investment strategies. It is incorporated by reference into this Prospectus and is legally considered a part of this Prospectus.

You may obtain free copies of the Funds’ annual and semi-annual reports to shareholders, the SAI, and other information about the Funds such as the Funds’ financial statements, and request other information or make shareholder inquiries, by visiting the Meridian Fund, Inc. website at www.arrowmarkpartners.com/meridian. To request additional information or to speak with a representative of the Funds, contact us at:

MERIDIAN FUND, INC.®

P.O. Box 9792

Providence, RI 02940-9694

800-446-6662

You can also review the Funds’ reports and SAI on the EDGAR Database on the Securities and Exchange Commission’s website at http://www.sec.gov.

Copies of this information may be obtained by submitting a request at the following E-mail address and paying a duplication fee: publicinfo@sec.gov.

Investment Company Act File No. 811-04014

Link to SAI

STATEMENT OF ADDITIONAL INFORMATION

[____] [__], 2026

MERIDIAN FUND, INC.®

MERIDIAN GROWTH FUND®

CLASS A SHARES: MRAGX; CLASS C SHARES: MRCGX; INVESTOR CLASS SHARES: MRIGX

LEGACY CLASS SHARES: MERDX; INSTITUTIONAL CLASS SHARES: MRRGX

MERIDIAN CONTRARIAN FUND

CLASS A SHARES: MFCAX; CLASS C SHARES: MFCCX; INVESTOR CLASS SHARES: MFCIX

LEGACY CLASS SHARES: MVALX; INSTITUTIONAL CLASS SHARES: MFCRX

MERIDIAN HEDGED EQUITY FUND®

CLASS A SHARES: MRAEX; CLASS C SHARES: MRCEX; INVESTOR CLASS SHARES: MRIEX

LEGACY CLASS SHARES: MEIFX; INSTITUTIONAL CLASS SHARES: MRREX

MERIDIAN SMALL CAP GROWTH FUND

CLASS A SHARES: MSGAX; CLASS C SHARES: MSGCX; INVESTOR CLASS SHARES: MISGX

LEGACY CLASS SHARES: MSGGX; INSTITUTIONAL CLASS SHARES: MSGRX

This Statement of Additional Information (this “SAI”) is not a prospectus and should be read in conjunction with the prospectuses of the Legacy Class and Institutional Class shares of the Meridian Fund, and the Class A, Class C and Investor Class shares of the Meridian Fund (collectively, the “Prospectuses”) dated [____] [__], 2026, as supplemented from time to time, which includes the Meridian Growth Fund, Meridian Contrarian Fund, Meridian Hedged Equity Fund and Meridian Small Cap Growth Fund (each, a “Fund” and collectively, the “Funds”). Copies of the Prospectus for each Fund may be obtained at no charge by writing to Meridian Fund, Inc.®, P.O. Box 9792, Providence, RI 02940, or by calling 1-800-446-6662. ArrowMark Colorado Holdings, LLC (the “Investment Adviser”) is the investment adviser to the Funds. Each Fund is a separate series of Meridian Fund, Inc.® (“Meridian”) and offers the classes of shares indicated above. Incorporated by reference herein are the financial statements of the Funds as contained in the Funds’ Annual Report to shareholders for the fiscal year ended June 30, 2026. Copies of the Funds’ Annual and Semi-Annual Reports to shareholders may be obtained upon request, by calling 1-800-446-6662, at our website at www.arrowmarkpartners.com/meridian or by writing to Meridian Fund, Inc.®, P.O. Box 9792, Providence, RI 02940.

As of the date of this SAI, Institutional Class shares of Meridian Hedged Equity Fund and Meridian Contrarian Fund are not publicly offered. Class C shares of the Meridian Growth Fund and the Meridian Small Cap Growth Fund and Legacy Class shares of the Funds are not offered to the public, except in limited circumstances.

Link to A, C and Investor Class Prospectus

Link to Legacy & Institutional Class Prospectus

[TO BE UPDATED BY SUBSEQUENT AMENDMENT]

MERIDIAN FUND, INC.®

Meridian was incorporated in Maryland as an open-end management investment company on March 5, 1984. Each Fund is a distinct series of Meridian’s common stock with a separate and distinct investment portfolio. Each Fund’s shares has equal dividend, distribution, redemption, liquidation and noncumulative voting rights. In the future, from time to time, Meridian’s Board of Directors (the “Board”) may, in its discretion, increase the amount of authorized shares and/or establish additional funds and issue shares of additional series or classes of Meridian’s common stock.

Each Fund is classified as a “diversified” management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

Prior to December 30, 2022, the Meridian Hedged Equity Fund was known as the Meridian Enhanced Equity Fund. Prior to November 1, 2018, the Meridian Hedged Equity Fund was known as the Meridian Equity Income Fund. Prior to July 1, 2015, the Class A shares of each Fund were known as the Advisor Class Shares.

FUND POLICIES AND INVESTMENT RESTRICTIONS

The Funds have adopted fundamental investment policies and investment restrictions in addition to the policies and restrictions discussed in the Prospectus. These policies and restrictions cannot be changed as to a Fund without approval by the Board and the holders of a majority of the outstanding voting securities of the Fund. The “vote of a majority of the outstanding voting securities” of a Fund, as defined in Section 2(a)(42) of the 1940 Act, means the vote: (i) of 67% or more of the voting securities of the Fund present or represented at any meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy, or (ii) of more than 50% of the outstanding voting securities of the Fund, whichever is less. A non-fundamental policy set forth below may be changed by the Board and does not require shareholder approval, but may require notice to shareholders in certain instances.

The following fundamental investment restrictions provide that each Fund, except for the Meridian Small Cap Growth Fund, may not:

(1) with respect to 75% of the Fund’s total assets, purchase the securities of any issuer, except securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, if, as a result (i) more than 5% of the Fund’s total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer;

(2) purchase the securities of companies in a particular industry if, thereafter, more than 25% (for the Meridian Contrarian Fund and Meridian Hedged Equity Fund 25% or more) of the value of the Fund’s total assets would consist of securities issued by companies in that industry, (this restriction does not apply to obligations issued and guaranteed by the U.S. government, its agencies or instrumentalities);1

(3) purchase the securities of any other investment company, except by purchase in the open market where, to the best information of the Fund, no commission or profit to a sponsor or dealer (other than the customary broker’s commission) results from such purchase and, after such purchase, not more than 5% of the value of the Fund’s total assets would consist of such securities, or except when such purchase is part of a merger, consolidation, acquisition of assets, or other reorganization approved by the Fund’s shareholders;

(4) invest in companies for the purpose of exercising control or management;

[1]

The SEC staff has taken the position that the investment of 25% or more of the assets of a fund in a particular issuer or group of issuers within a particular industry or group of industries constitutes a “concentration” by such fund in that particular industry or group of industries.

(5) purchase or sell real estate, provided that the Fund may invest in readily marketable securities secured by real estate or interest therein or issued by companies which invest in real estate or interests therein (including real estate investment trusts);

(6) purchase or sell commodities or commodities contracts, or interests in oil, gas, or other mineral exploration or development programs;2

(7) make loans, except as permitted under the 1940 Act, as amended, and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time;3

(8) purchase securities on margin, but it may obtain such short-term credit from banks as may be necessary for the clearance of purchases and sales of securities;

(9) underwrite the securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed an underwriter under Federal or State securities laws;

(10) invest in the securities of any issuer which shall have a record of less than three years of continuous operation (including the operation of any predecessor) if, immediately after and as a result of such investment, the value of the Fund’s holdings of such securities exceeds 25% of the value of the Fund’s total assets. This restriction does not apply to any obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities;

(11) borrow for investment purposes or issue senior securities. The Fund, however, may borrow from banks an amount not to exceed 5% of the Fund’s total assets, determined immediately after the time of the borrowing, as a temporary measure for extraordinary or emergency purposes;

(12) participate on a joint or a joint-and-several basis in any trading account in securities (the aggregation of orders for the sale or purchase of marketable portfolio securities with other accounts under the management of the Investment Adviser to save brokerage costs or average prices among them is not deemed to result in a securities trading account);

(13) knowingly purchase from or sell portfolio securities to its officers, directors, or other “interested persons” (as defined in the 1940 Act) of the Fund, other than otherwise unaffiliated broker-dealers;

(14) purchase or retain the securities of an issuer if, to the Fund’s knowledge, one or more of the Directors, officers or employees of the Fund or the Investment Adviser individually own beneficially more than 1/2 of l% of the securities of such issuer and together own beneficially more than 5% of such securities; or

(15) invest more than 10% of its net assets in securities and other assets for which there is no ready market.

For investment restriction (2) with respect to the Meridian Growth Fund, a non-fundamental policy provides that the Fund will not purchase securities in any one industry equaling 25% or more of the Fund’s total net assets.

[2]

This restriction predates the enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) which altered the definition of “commodities” to, among other changes, include swap and other derivative transactions. “Commodities”, as used in this restriction, refers to the term as defined before the Dodd-Frank Act.

[3]

Currently, applicable regulatory guidance prohibits a fund from lending (including lending its portfolio securities) more than one-third of its total assets, except through the use of repurchase agreements and certain other instruments. (See “Permissible Investments and Related Risks.”)

As a non-fundamental investment policy, each Fund may engage in short sales, which involves selling a security that a Fund borrows and does not own. The Board may impose limits on a Fund’s investments in short sales, and any such limits will be described in the Prospectus. Transactions in futures, options, swaps, and forward contracts not involving short sales are not deemed to constitute selling securities short.

The following fundamental investment restrictions provide that the Meridian Small Cap Growth Fund may not:

(1) with respect to 75% of the Fund’s total assets, purchase the securities of any issuer, except securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, if, as a result (i) more than 5% of the Fund’s total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer;

(2) purchase the securities of companies in a particular industry if, thereafter, 25% or more of the value of the Fund’s total assets would consist of securities issued by companies in that industry, (this restriction does not apply to obligations issued and guaranteed by the U.S. government, its agencies or instrumentalities);

(3) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(4) purchase or sell commodities or commodities contracts, or interests in oil, gas, or other mineral exploration or development programs;4

(5) make loans, except as permitted under the 1940 Act, as amended, and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time;5

(6) underwrite any issue of securities within the meaning of the Securities Act of 1933, as amended (the “Securities Act”), except when it might technically be deemed to be an underwriter either: (i) in connection with the disposition of a portfolio security; or (ii) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective (this restriction shall not limit the Fund’s ability to invest in securities issued by other registered management investment companies); or

(7) issue senior securities or borrow money, except as permitted under the 1940 Act, as amended, and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time.6

Rule 35d-1 under the 1940 Act (the “Names Rule”) requires, among other things, a fund with name that suggests the fund focuses in a particular type of investment or industry to adopt a policy to invest, under normal circumstances, at least 80% of the value of its assets in the particular type of investment or industry suggested by the fund’s name (a “Names Rule Policy”). To the extent a Fund is subject to the Names Rule, and does not otherwise have a fundamental investment policy in place to comply with the Names Rule, it has adopted the following non-fundamental policy: Shareholders will receive at least 60 days’ notice of any change to a Fund’s

[4]

This restriction predates the enactment of the Dodd-Frank Act which altered the definition of “commodities” to, among other changes, include swap and other derivative transactions. “Commodities”, as used in this restriction, refers to the term as defined before the Dodd-Frank Act.

[5]

Currently, applicable regulatory guidance prohibits a fund from lending (including lending its portfolio securities) more than one-third of its total assets, except through the use of repurchase agreements and certain other instruments. (See “Permissible Investments and Related Risks.”)

[6]

In general, pursuant to the 1940 Act, a fund is prohibited from issuing senior securities except for certain bank borrowings, and may borrow money only from banks in an amount not exceeding one-third of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount must be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the one-third limitation.

investment objective or principal investment strategies made in order to comply with the Names Rule. The notice will be provided in a separate written document, and will contain the following prominent statement or similar statement in bold face type: “Important Notice Regarding Change in Investment Policy.”

Determination of Portfolio Percentage Restrictions—If a percentage restriction on investment or utilization of assets set forth under “Fund Policies and Investment Restrictions” and other fundamental restrictions is adhered to at the time an investment is made, a later change in percentage resulting from changing market values or a similar type of event will not be considered a violation of a Fund’s fundamental restrictions (except with respect to the limitation on borrowing and illiquid securities). To the extent that a Fund exceeds the percentage restriction with respect to illiquid securities, whether or not resulting from changing market values or other causes, the Investment Adviser will take steps necessary to bring the Fund’s holdings of illiquid securities into conformity with the prescribed limitation as soon as reasonably practicable and in a manner consistent with the best interests of the Fund’s shareholders, including the orderly disposition of any illiquid securities to the extent necessary and appropriate in the view of the Investment Adviser.

Temporary Investments—When the Investment Adviser concludes, on the basis of its analyses of the economy, political conditions, or its own valuation guidelines and standards, that general market or other conditions warrant the reduction of some or all of a Fund’s equity securities holdings, the Fund may adopt a temporary defensive posture to preserve capital and, if possible, to achieve positive returns in defensive type investments. Similarly, a Fund may also temporarily depart from its investment strategies in order to manage large cash inflows, maintain liquidity necessary to meet shareholder redemptions or for other reasons (e.g., when the Fund is implementing a revised investment strategy). During such periods, a Fund may hold a portion or all of its assets in cash, money market instruments or corporate debt obligations, or take other investment positions that depart from its ordinary investment strategies. This may cause a Fund to temporarily forego greater investment returns, and the Fund may not achieve its investment objective during such periods.

Portfolio Turnover—The Funds do not intend to engage in short-term trading of portfolio securities as a means of achieving their investment objectives. However, a Fund may sell portfolio securities regardless of the length of time they have been held if the sale, in the Investment Adviser’s opinion, will strengthen the Fund’s position and contribute to its investment objective. Changes in a Fund’s portfolio will be made whenever the Investment Adviser believes they are advisable (e.g., as a result of securities having reached a price objective, or by reason of developments not foreseen at the time of the investment decision such as changes in the economics of an industry or a particular company). These investment changes will be made usually without reference to the length of time a security has been held and, therefore, there may be a significant number of short-term transactions.

The Funds, as a result of the investment policies described above, may at times engage in a substantial number of portfolio transactions. A higher portfolio turnover rate will increase aggregate brokerage commission expenses, which must be borne directly by a Fund and ultimately by the Fund’s shareholders and may result in adverse tax consequences to Fund shareholders through larger distributions of capital gains. (See “Execution of Portfolio Transactions.”)

PERMISSIBLE INVESTMENTS AND RELATED RISKS

Each Fund’s Prospectus identifies and summarizes the individual types of securities in which the Fund invests as part of its principal investment strategies and the principal risks associated with such investments. An investment or type of security specifically identified in the Prospectus generally reflects a principal investment (i.e., an investment in which a Fund generally invests, or may invest, 10% or more of its total assets). An investment or type of security only identified in the SAI typically is treated as a non-principal investment (i.e., an investment in which a Fund generally invests less than 10% of its total assets). In addition to the Funds’ principal investments, its non-principal investments are identified and briefly described below.

Information about individual types of securities (including certain of their associated risks) in which some or all of the Funds may invest is set forth below. Each Fund’s investment in these types of securities is subject to its investment objective and fundamental and non-fundamental investment restrictions and Fund policies.

Equity Securities—Investing in common stocks is subject to certain risks. Stock market risk, for example, is the risk that the value of such stocks, like the broader stock markets, may decline or fail to rise over short or even extended periods of time, perhaps substantially or unexpectedly. Domestic and foreign stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. The value of individual stocks will rise and fall based on factors specific to each company, such as changes in earnings or management, as well as general economic and market factors. If a corporation is liquidated, the claims of secured and unsecured creditors and owners of debt securities and “preferred” stock take priority over the claims of those who own common stock.

Investing in common stocks also poses risks applicable to the particular type of company issuing the common stock. For example, stocks of smaller companies tend to have greater price swings than stocks of larger companies because, among other things, they trade less frequently and in lower volumes, are more susceptible to changes in economic conditions, may be more reliant on singular products or services and are more vulnerable to larger competitors. In addition, equity securities of a particular investment style, such as growth or value, tend to perform differently and shift into and out of favor depending on market and economic conditions and investor sentiment, and tend to go through cycles of performing better (or worse) than other segments of the stock market or the overall stock market. Common stocks of these types of companies may have a higher potential for gains, but also may be subject to greater risk of loss.

Investing in common stocks also poses risks applicable to a particular industry, such as technology, financial services, consumer goods or natural resources (e.g., oil and gas). To some extent, the prices of common stocks tend to move by industry sector. When market conditions favorably affect, or are expected to favorably affect, an industry, the share prices of the common stocks of companies in that industry tend to rise. Conversely, negative news or a poor outlook for a particular industry can cause the share prices of the common stocks of companies in that industry to decline quickly.

In addition, the Funds may invest in master limited partnerships (“MLPs”). MLPs are partnerships whose interests (limited partnership units) generally are traded on securities exchanges like shares of corporate stock and typically own or operate several properties or businesses (or indirectly own interests) related to a specific industry, but they also may finance motion pictures, research and development and other projects. Equity investments in MLPs generally are subject to the risks applicable to investing in a partnership as opposed to a corporation, which may include fewer protections afforded to investors. Additional risks may include those associated with investments in the specific industry or industries in which an MLP invests. To maintain its income tax status as a regulated investment company (a “RIC”) Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), a Fund’s investments in MLPs are limited to 25% of the value of the fund’s assets.

Security Loans—Consistent with applicable regulatory requirements, the Funds may lend its portfolio securities to brokers, dealers and other financial institutions. These loans are callable at any time, on reasonable notice, by a Fund and must be secured fully at all times by collateral, which will be in the form of cash, marketable securities issued or guaranteed by the U.S. Government or its agencies, or a standby letter of credit issued by qualified banks. Such loans allow a Fund to receive income on the loaned securities while earning interest on the collateral. A Fund’s performance will continue to reflect the receipt of either interest through investment of cash collateral by the Fund in permissible investments, or a fee, if the collateral is U.S. Government securities. Cash collateral received by a Fund in securities lending transactions may be invested in short-term liquid fixed income instruments or in money market or short-term funds, or similar investment vehicles, including affiliated money market or short-term funds. The Funds may engage in lending activities to the extent permitted under the 1940 Act and certain guidance by the SEC and its staff, which currently prohibits a fund from lending (including lending its portfolio securities) more than one-third of its total assets, except through the use of repurchase agreements and certain other instruments. The Funds will seek to negotiate loan terms requiring that the value of the collateral always be maintained at some level relative to the value of the loaned securities. When a security loan is made, the collateral and loaned securities will be valued each business day, and the borrower may be required to increase the amount of collateral if the market value of the loaned securities increases. A loan may be terminated by the borrower or by the Funds at any time on reasonable notice. The borrower, on termination of the loan, is required to return the securities to the Fund. Any gain or loss in the market price during the period of the loan would accrue to the Fund. If the borrower fails to deliver the loaned securities within four days after receipt of notice, the Funds could use the collateral to replace the loaned securities while holding the borrower liable for any excess of replacement cost over collateral. When loaned securities grant voting or consent rights, which pass to the borrower, the Funds will call the securities to exercise such rights if the matters involved would have a material effect on a Fund’s investment in the securities.

As with any extensions of credit, there are risks of delay in recovery and, in some cases, even loss of rights in the collateral should the borrower of the securities fail financially. In addition, securities lending is subject to the risk that the counterparty to a loan may default on or otherwise become unable to perform its obligations under the lending arrangement or agreement. If such an event occurs, the Funds could face delays in recovering securities loaned or the loss of rights in the collateral should the counterparty become insolvent, which may result in losses to the Fund. However, these loans of portfolio securities will be made only to firms deemed by the Investment Adviser to be creditworthy and when the Investment Adviser believes the income which can be earned from such loans justifies the attendant risks. The Funds will pay reasonable finders, administrative and custodial fees in connection with a loan of their securities.

The dollar amounts of income and fees and compensation paid to The Bank of New York Mellon related to those Funds that participated in securities lending activities for the fiscal year ended June 30, 2026 were as follows:

Fund	Growth Fund	Contrarian Fund	Hedged Equity Fund	Small-Cap Growth Fund
Gross income from securities lending activities (including income from cash collateral reinvestment)	$[__]	$[__]	$[__]	$[__]
Fees and/or compensation for securities lending activities and related services

Fees paid to securities lending agent from a revenue split	$[__]	$[__]	$[__]	$[__]

Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split	—	—	—	—

Administrative fees not included in revenue split	—	—	—	—

Indemnification fee not included in revenue split	—	—	—	—

Rebates	—	—	—	—

Other fees not included in revenue split	—	—	—	—

Aggregate fees/compensation for securities lending activities	$[__]	$[__]	$[__]	$[__]

Net income from securities lending activities	$[__]	$[__]	$[__]	$[__]

Cash-Equivalent Instruments—Other than as described under “Fund Polices and Investment Restrictions” above, the Funds are not restricted with regard to the types of cash-equivalent investments they may make. When the Investment Adviser believes that such investments are an appropriate part of a Fund’s overall investment strategy, a Fund may hold or invest a portion of its assets in any of the following, denominated in U.S. dollars, foreign currencies, or multinational currencies: cash; short-term U.S. or foreign government securities; commercial paper rated at least A-2 by Standard & Poor’s Corporation (“Standard & Poor’s”) or P-2 by Moody’s Investors Service, Inc. (“Moody’s”), certificates of deposit or other deposits of banks deemed creditworthy by the Investment Adviser pursuant to standards adopted by the Board; time deposits and bankers’ acceptances (but the Funds may not enter into repurchase agreements related to any of the foregoing). A certificate of deposit is a short-term obligation of a commercial bank. A bankers’ acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with international commercial transactions.

Non-U.S. Securities—Investing in foreign companies involves certain risk considerations, including those set forth in the Prospectus and below, which are not typically associated with investing in United States companies. There may be less government supervision and regulation of foreign stock exchanges, brokers and listed companies than exists in the United States.

The Funds could incur additional costs in connection with their investment activities outside the U.S. The maintenance of assets in certain jurisdictions may result in increased custodian costs as well as administrative difficulties (for example, delays in clearing and settling portfolio transactions or in receiving payment of dividends). Dividends or interest paid by non-U.S. issuers and proceeds from the disposition of foreign securities may be subject to withholding and other foreign taxes, which may decrease the net return on such investments as compared to returns on U.S. securities. A Fund will incur costs in connection with foreign exchange transactions that are necessary for the purchase and sale of non-U.S. securities and the receipt of dividends and interest.

The Funds will not hold currencies other than U.S. dollars or invest in securities not denominated in U.S. dollars if such currencies are not fully exchangeable into U.S. dollars, without legal restriction, at the time of investment. The Funds may purchase securities that are issued by an issuer of one nation but denominated in the currency of another nation (or a multinational currency unit).

The Funds may hold foreign equity securities in the form of American Depository Receipts or Shares (“ADRs”), European Depository Receipts (“EDRs”), Continental Depository Receipts (“CDRs”) or securities convertible into foreign equity securities. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying securities. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets.

Securities are determined by the Investment Adviser to be “U.S.” (or “Non-U.S.”) based on the consideration of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenue, the location of its assets, its exposure to economic fortunes and risks of countries or geographic regions outside the United States and other relevant factors.

Debt Securities—There are a number of risks generally associated with investments in debt securities, including convertible securities. As described for certain Funds in the Prospectus, debt securities are subject to credit risk, interest rate risk and liquidity risk. Credit risk is the risk that the entity that issued a debt security may become unable to make payments of principal and interest when due and includes the risk of default. Interest rate risk is the risk of losses due to changes in interest rates. Liquidity risk is the risk that a Fund may not be able to sell portfolio securities, including medium- and lower-grade securities, because there are too few buyers for them. Yields on short-, intermediate- and long-term securities generally depend on a variety of factors, including the general condition of the money and bond markets, the size of a particular offering, the maturity of the obligation, and the rating of the issue. Debt securities with longer maturities tend to produce higher yields and are generally subject to greater potential capital appreciation and depreciation than obligations with shorter maturities and lower yields. The Prospectus describes the permissible range of credit ratings for the securities in which each Fund is permitted to invest. Exhibit A to this SAI describes the ratings. Credit ratings evaluate the perceived safety of principal and interest payment of securities, not their market value. The rating of an issuer is also heavily weighted by past developments and does not necessarily reflect probable future conditions. There is frequently a lag between the time a rating is assigned and the time it is updated.

After its purchase by one of the Funds, a security may be assigned a lower rating or cease to be rated by Moody’s, Standard & Poor’s or any other rating organization. This would not require a Fund to sell the security, but the Investment Adviser will consider such an event in determining whether the Fund should continue to hold the security in the Fund’s portfolio.

Variable, Floating Rate and Synthetic Obligations—The Funds may invest in fixed income securities with interest rates which fluctuate based upon changes in market rates. Variable and floating rate obligations bear coupon rates that are adjusted at designated intervals, based on the then-current market rates of interest on which the coupon rates are based. Variable and floating rate obligations permit a Fund to “lock in” the current interest rate for only the period until the next scheduled rate adjustment, but the rate adjustment feature tends to limit the extent to which the market value of the obligation will fluctuate. A Fund may also invest in “synthetic” securities whose value depends on the level of currencies, commodities, securities, securities indexes, or other financial indicators or statistics. For example, these could include fixed-income securities whose value or interest rate is determined by reference to the value of a foreign currency relative to the U.S. dollar, or to the value of different foreign currencies relative to each other. The value or interest rate of these securities may increase or decrease as the value of the underlying instrument changes.

Convertible Securities and Warrants—The Funds may invest in convertible securities and warrants. The value of a convertible security is a function of its “investment value” (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have the conversion privilege) and its “conversion value” (the security’s worth, at market value, if converted into the underlying common stock). The credit standing of the issuer and other factors may also affect the investment value of a convertible security. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value.

A warrant gives the holder a right to purchase, at any time during a specified period, a predetermined number of shares of common stock at a fixed price. Unlike convertible debt securities or preferred stock, warrants do not pay a fixed dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised) resulting in a loss of a Fund’s investment.

Preferred Stock—Preferred stock, unlike common stock, offers a stated dividend rate payable from a corporation’s earnings. Such preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline. Dividends on some preferred stock may be “cumulative,” requiring all or a portion of prior unpaid dividends to be paid prior to payment of dividends on the issuer’s common stock. Preferred stock also generally has a preference over common stock on the distribution of a corporation’s assets in the event of liquidation of the corporation, and may be “participating,” which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. The rights of the holders of preferred stock on the distribution of a corporation’s assets in the event of a liquidation are generally subordinate to the rights associated with a corporation’s debt securities.

Investment in Illiquid Securities—Each Fund, other than the Meridian Small Cap Growth Fund, may invest not more than 10% of the value of its net assets in illiquid securities. The Meridian Small Cap Growth Fund may invest its assets in illiquid securities to the extent permitted under the 1940 Act, which currently permits investments in illiquid securities in an amount not to exceed 15% of the Fund’s net assets. Securities may be considered illiquid if a Fund cannot reasonably expect to receive approximately the amount at which the Fund values those securities within seven days. The Investment Adviser has the authority to determine whether certain securities held by a Fund are liquid or illiquid pursuant to standards adopted by the Board.

The Investment Adviser takes into account a number of factors in reaching liquidity decisions, including, but not limited to: the listing of the security on an exchange or national market system; the frequency of trading in the security; the number of dealers who publish quotes for the security; the number of dealers who serve as market makers for the security; the apparent number of other potential purchasers; and the nature of the security and how trading is effected (e.g., the time needed to sell the security, how offers are solicited, and the mechanics of transfer).

Each Fund’s investments in illiquid securities may include securities that are not registered for resale under the Securities Act, and therefore are subject to restrictions on resale. When a Fund purchases unregistered securities, it may, in appropriate circumstances, obtain the right to register those securities at the expense of the issuer. In such cases, there may be a lapse of time between the Fund’s decision to sell the security and the registration of the security permitting sale. During that time the price of the security will be subject to market fluctuations.

The fact that there are contractual or legal restrictions on resale of certain securities to the general public or to certain institutions may not be indicative of the liquidity of those investments. If the securities are subject to purchase by institutional buyers in accordance with Rule 144A under the Securities Act, the Investment Adviser may determine in particular cases, pursuant to standards adopted by the Board, that the securities are not illiquid securities notwithstanding the legal or contractual restrictions on their resale. Investing in Rule 144A securities could have the effect of increasing a Fund’s illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing those securities.

Repurchase Agreements—Repurchase agreements are agreements under which a Fund acquires a security for a relatively short period of time subject to the obligation of a seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund’s cost plus interest). Repurchase agreements may be viewed as loans made by a Fund that are collateralized by the securities subject to repurchase. The Funds typically will enter into repurchase agreements only with commercial banks, registered broker-dealers and the Fixed Income Clearing Corporation. Such transactions are monitored to ensure that the value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including any accrued interest. Repurchase agreements generally are subject to counterparty risk.

If a counterparty defaults, a Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale are less than the resale price provided in the repurchase agreement including interest. In the event that a counterparty fails to perform because it is insolvent or otherwise subject to insolvency proceedings against it, the Fund’s right to take possession of the underlying securities would be subject to applicable insolvency law and procedure, including an automatic stay (which would preclude immediate enforcement of the Fund’s rights) and exemptions thereto (which would permit a Fund to take possession of the underlying securities or to void a repurchase agreement altogether). Because it is possible that an exemption from the automatic stay would not be available, a Fund might be prevented from immediately enforcing its rights against the counterparty. Accordingly, if a counterparty becomes insolvent or otherwise subject to insolvency proceedings against it, a Fund may incur delays in or be prevented from liquidating the underlying securities and could experience losses, including the possible decline in value of the underlying securities during the period in which the Fund seeks to enforce its rights thereto, possible subnormal levels of income or lack of access to income during such time, as well as the costs incurred in enforcing the Fund’s rights. For example, if a Fund enters into a repurchase agreement with a broker that becomes insolvent, it is possible for the Securities Investor Protection Corporation (SIPC) to institute a liquidation proceeding in federal court against the broker counterparty which could lead to a foreclosure by SIPC of the underlying securities or SIPC may stay, or preclude, the Fund’s ability under contract to terminate the repurchase agreement.

Options—The Funds may purchase and write (i.e., sell) put and call options. The Investment Adviser may use options for hedging purposes and/or to enhance the Funds’ returns. Such options may relate to particular stocks or stock indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation (OCC). Stock index options are put options and call options on various stock indices. In most respects, they are identical to listed options on common stocks.

There is a key difference between stock options and stock index options in connection with their exercise. Upon the exercise of stock options, the underlying security is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. A stock index fluctuates with changes in the market value of the securities included in the index.

The successful use of a Fund’s options strategies depends on the ability of the Investment Adviser to forecast interest rate and market movements correctly. When it purchases an option, a Fund runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless a Fund exercises the option or enters into a closing sale transaction for such option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, a Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying securities, since a Fund may continue to hold its investment in those securities notwithstanding the lack of a change in price of those securities.

The effective use of options also depends on a Fund’s ability to terminate option positions at times when the Investment Adviser deems it desirable to do so. Although a Fund will take an option position only if the Investment Adviser believes there is a liquid secondary market for the option, there is no assurance that a Fund will be able to effect closing transactions at any particular time or at an acceptable price.

If a secondary trading market in options were to become unavailable, a Fund could no longer engage in closing transactions. The writer in such circumstances would be subject to the risk of market decline or appreciation in the instrument during such period. If an option purchased by a Fund expires unexercised, a Fund will realize a loss equal to the premium paid. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options, or underlying securities; (iv) unusual or unforeseen circumstances, such as volume in excess of trading or clearing capability, may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in the class or series of options) would cease to exist, although outstanding options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Disruptions in the markets for the securities underlying options purchased or sold by a Fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, a Fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with losses if trading in the security reopens at a substantially different price. In addition, the OCC or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at a time when trading in the option has also been halted, a Fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If a prohibition on exercise remains in effect until an option owned by a Fund has expired, a Fund could lose the entire value of its option.

Options involve risks different from, and possibly greater than, investing directly in the underlying security, asset or other reference, including, among others, the risk that the counterparty to an option may not perform or may be unable to perform in accordance with the terms of the instrument, the potential that, at times, there may not be a liquid secondary market for the options (as described above), and the risk of imperfect correlation between any movement in the price or value of options and their underlying security, asset or other reference. Such events, as well as circumstances under which a Fund is required to purchase the underlying asset at a disadvantageous price, may result in losses to the Fund. In addition, options also may involve a small initial investment relative to the risk assumed, which could result in losses that are greater than the amount originally invested.

Special risks are presented by internationally traded options. Because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

Short Sales—Subject to its non-fundamental investment restrictions and Fund policies, a Fund may engage in short sales. A Fund may sell securities short when it owns an equal amount of such securities as those securities sold short. This is a technique known as selling short “against the box.” If a Fund makes a short sale “against the box,” it would not immediately deliver the securities sold and would not receive the proceeds from the sale. The seller is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. To secure its obligation to deliver securities sold short, a Fund will deposit in escrow in a separate account with the custodian an equal amount of the securities sold short or securities convertible into or exchangeable for such securities. A Fund can close out its short position by purchasing and delivering an equal amount of the securities sold short, rather than by delivering securities already held by a Fund, because a Fund might want to continue to receive interest and dividend payments on securities in its portfolio that are convertible into the securities sold short.

Short sales “against the box” entail many of the same risks and considerations described below regarding short sales not “against the box.” However, when a Fund sells short “against the box” it typically limits the amount of securities that it has leveraged. A Fund’s decision to make a short sale “against the box” may be a technique to hedge against market risks when the Investment Adviser believes that the price of a security may decline, causing a decline in the value of a security owned by a Fund or a security convertible into or exchangeable for such security. In such case, any future losses in a Fund’s long position would be reduced by a gain in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of securities sold short relative to the amount of the securities a Fund owns, either directly or indirectly, and, in the case where a Fund owns convertible securities, changes in the investment values or conversion premiums of such securities. Short sales may have adverse tax consequences to a Fund and its shareholders.

A Fund may engage in short sales that are not “against the box,” which are sales by a Fund of securities, contracts or instruments that it does not own in hopes of purchasing the same security, contract or instrument at a later date at a lower price. The technique is also used to protect a profit in a long-term position in a security, commodity futures contract or other instrument. To make delivery to the buyer, a Fund must borrow or purchase the security. If borrowed, a Fund is then obligated to replace the security borrowed from the third party, so a Fund must purchase the security at the market price at a later time. If the price of the security has increased during this time, then a Fund will incur a loss equal to the increase in price of the security from the time of the short sale plus any premiums and interest paid to the third party. (Until the security is replaced, a Fund is required to pay to the lender amounts equal to any dividends or interest which accrue during the period of the loan. To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out.)

Short sales by a Fund that are not made “against the box” create opportunities to increase a Fund’s return but, at the same time, involve specific risk considerations and may be considered a speculative technique. Because a Fund in effect profits from a decline in the price of the securities sold short without the need to invest the full purchase price of the securities on the date of the short sale, a Fund’s NAV per share tends to increase more when the securities it has sold short decrease in value, and to decrease more when the securities it has sold short increase in value, than if it had not engaged in such short sales. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest a Fund may be required to pay in connection with the short sale. Short sales could potentially involve unlimited loss, as the market price of securities sold short may continually increase, although a Fund can mitigate any such losses by replacing the securities sold short. Under adverse market conditions, a Fund might have difficulty purchasing securities to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales. There is also the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to a Fund. Losses associated with such risks or events may exceed the cost of the actual cost of the investment.

A Fund’s successful use of short sales also will be subject to the ability of the Investment Adviser to predict movements in the directions of the relevant market. A Fund therefore bears the risk that the Investment Adviser will incorrectly predict future price directions. In addition, if a Fund sells a security short, and that security’s price goes up, a Fund will have to make up the margin on its open position (i.e., purchase more securities on the market to cover the position). It may be unable to do so and thus its position may not be closed out. There can be no assurance that a Fund will not incur significant losses in such a case.

Private Placements. Each Fund may invest in securities that are not registered under the Securities Act (“restricted securities”). Restricted securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. In many cases, privately placed securities may not be freely transferable under the laws of the applicable jurisdiction or due to contractual restrictions on resale. As a result of the absence of a public trading market, privately placed securities may be less liquid and more difficult to value than publicly traded securities. To the extent that privately placed securities may be resold in privately negotiated transactions, the prices realized from the sales, due to illiquidity, could be less than those originally paid by the Fund or less than their fair market value. In addition, issuers whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that may be applicable if their securities were publicly traded. Certain of the Fund’s investments in private placements may consist of direct investments and may include investments in smaller, less seasoned issuers, which may involve greater risks. These issuers may have limited product lines, markets or financial resources, or they may be dependent on a limited management group. In making investments in such securities, a Fund may obtain access to material nonpublic information, which may restrict the Fund’s ability to conduct portfolio transactions in such securities.

Some of these securities are new and complex, and trade only among institutions. The markets for these securities are still developing, and may not function as efficiently as established markets. Because there may not be an established market price for these securities, the Fund may have to estimate their value. Transactions in restricted or illiquid securities may entail registration expense and other transaction costs that are higher than those for transactions in unrestricted or liquid securities. Where registration is required for restricted or illiquid securities a considerable time period may elapse between the time the Fund decides to sell the security and the time it is actually permitted to sell the security under an effective registration statement. In certain cases, Investment Adviser personnel may take a seat on the company’s board of directors. In such a case, there exists the risk that the Fund will be restricted in transacting in or redeeming its investment in that company as a result of, among other things, legal restrictions on transactions by company directors or affiliates. If during such period, adverse market conditions were to develop, the Fund might obtain less favorable pricing terms than when it decided to sell the security.

Securities Issued in PIPE Transactions. Each Fund may invest in securities that are purchased in private investment in public equity (“PIPE”) transactions. Securities acquired by a Fund in such transactions are subject to resale restrictions under the federal securities laws. While issuers in PIPE transactions typically agree that they will register the securities for resale by a Fund after the transaction closes (thereby removing resale restrictions), there is no guarantee that the securities will in fact be registered. In addition, a PIPE issuer may require a Fund to agree to other resale restrictions as a condition to the sale of such securities. Thus, a Fund’s ability to resell securities acquired in PIPE transactions may be limited, and even though a public market may exist for such securities, the securities held by a Fund may be deemed illiquid.

Commodity Pool Operator Regulation—The Commodity Futures Trading Commission (“CFTC”) requires certain investment advisers to register as a “commodity pool operator” (“CPO”). The Investment Adviser has claimed an exclusion from the definition of a CPO with respect to its management of the Funds pursuant to CFTC Rule 4.5. Therefore, the Investment Adviser is not subject to regulation as a CPO under the Commodity Exchange Act (“CEA”), as amended, with respect to its management of the Funds. In order to rely on the Rule 4.5 exclusion, a Fund must limit its investments in commodity futures contracts, options on futures contracts and swaps and other commodity interests (including, for example, security futures, broad-based stock index futures and financial futures contracts). The Investment Adviser currently intends to operate each Fund in compliance with the requirements of Rule 4.5 and consistent with the Fund’s investment strategies.

Limited Investor Risk—To the extent a large proportion of the shares of the Funds are held by a small number of shareholders (or a single shareholder), the Funds are subject to the risk that these shareholders will purchase or redeem Fund shares in large amounts rapidly or unexpectedly. These transactions could adversely affect the ability of the Funds to conduct their investment objectives. Institutional accounts hold the shares of many shareholders and may not pose the same risk as those accounts that hold Fund shares for an individual shareholder.

Cyber Security Risk—In connection with the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, the Fund may be susceptible to operational, information security and related risks due to the possibility of cyber-attacks or other incidents. Cyber incidents may result from deliberate attacks or unintentional events. Cyber-attacks include, but are not limited to, infection by computer viruses or other malicious software code, gaining unauthorized access to systems, networks or devices that are used to service the Fund’s operations through hacking or other means for the purpose of misappropriating assets or sensitive information, corrupting data or causing operational disruption. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks (which can make a website unavailable) on the Fund’s website. In addition, authorized persons could inadvertently or intentionally release confidential or proprietary information stored on the Fund’s systems.

Cyber security failures or breaches by the Fund’s third-party service providers (including, but not limited to, the adviser, distributor, custodian, transfer agent and financial intermediaries) may cause disruptions and impact the service providers’ and the Fund’s business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business and the mutual funds to process transactions, inability to calculate the Fund’s net asset value, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs and/or additional compliance costs. The Fund and its shareholders could be negatively impacted as a result of successful cyber-attacks against, or security breakdowns of, the Fund or its third-party service providers.

The Fund may incur substantial costs to prevent or address cyber incidents in the future. In addition, there is a possibility that certain risks have not been adequately identified or prepared for. Furthermore, the Fund cannot directly control any cyber security plans and systems put in place by third party service providers. Cyber security risks are also present for issuers of securities in which the Fund invests, which could result in material adverse consequences for such issuers, and may cause the Fund’s investment in such securities to lose value.

Certain Risk Factors Relating to High-Yield, High-Risk Bonds

(Meridian Hedged Equity Fund and Meridian Contrarian Fund only)

Sensitivity to Interest Rate and Economic Change—High-yield, high-risk bonds are very sensitive to adverse economic changes and corporate developments. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a bond defaults on its obligations to pay interest or principal or enters into bankruptcy proceedings, a Fund may incur losses or expenses in seeking recovery of amounts owed to it. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices and yields of high-yield, high-risk bonds and a Fund’s net asset value.

Payment Expectations—High-yield, high-risk bonds may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, a Fund may have to replace the security with a lower yielding security, resulting in a decreased current return for investors. Conversely, a high-yield, high-risk bond’s value will decrease in a rising interest rate market, as will the value of a Fund’s assets.

Liquidity and Valuation—There may be little trading in the secondary market for particular bonds, which may affect adversely a Fund’s ability to value accurately or dispose of those bonds. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high-yield, high-risk bonds, especially in a thin market.

Legislation or Regulation—Future legislation or regulation may limit the issuance of high-yield, high-risk bonds, which could have a negative effect on the market for high-yield, high-risk bonds.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Board has adopted a portfolio holdings disclosure policy (the “Portfolio Disclosure Policy”) for the Funds as outlined below. These policies and procedures are designed to protect the confidentiality of the Funds’ portfolio holdings information and to prevent the selective disclosure of such information. These policies and procedures may be modified at any time with the approval of the Board.

Public Disclosure Policy

The Funds will disclose their portfolio holdings as follows on the Funds’ website:

•	Top 10 Holdings—on a monthly basis, no earlier than 5 business days following month end

•	Complete portfolio holdings—on a calendar quarter basis, no earlier than 30 days after each quarter-end

Meridian is required to disclose, after its first and third fiscal quarters, the complete schedule of each Fund’s portfolio holdings with the SEC on Form N-PORT. Meridian will also disclose a complete schedule of each Fund’s portfolio holdings with the SEC on Form N-CSR after its second and fourth quarters. Form N-PORTs and Form N-CSRs are generally filed with the SEC no later than 60 and 70 days after the close of the applicable reporting period, respectively.

Form N-PORT and Form N-CSR for the Funds will be available on the SEC’s website at www.sec.gov. Each Fund’s Form N-PORT and Form N-CSR will be available without charge, upon request, by calling 1-800-446-6662 or by writing to: Meridian Fund, Inc.®, P.O. Box 9792, Providence, RI 02940.

Any portfolio holdings that precede a full public disclosure (e.g., portfolio holdings that are dated prior to the most recent quarterly disclosure) are not considered to be sensitive, proprietary information of the Funds, and are therefore not subject to this disclosure policy.

Non-Public Disclosure Policy

The Funds may disclose holdings more frequently to unaffiliated and affiliated parties to enable such persons or entities to provide services to the Funds or to meet any requirements under applicable laws, rules or regulations. Such parties include, but are not limited to, the Board, fund counsel, the Funds’ independent registered public accounting firm, distributor, transfer agent, accounting services provider and custodian, proxy agent, and the Adviser’s third party shadow accounting agent and trade order management vendor. Such disclosures may include a partial or complete listing of portfolio holdings and are provided as frequently as necessary, including daily, to enable those parties to provide services to the Funds.

Parties not meeting the conditions outlined above would require the authorization of an appropriate Officer of the Funds, and would require a determination that such disclosure would be in the best interest of shareholders.

Restrictions on Use of Portfolio Holdings

The Funds, the Adviser and their affiliates shall receive no compensation or other consideration with respect to any such disclosures.

Recipients of portfolio holdings information will be required to keep the disclosed portfolio holdings information confidential and to use it only for legitimate business purposes.

Meridian Fund, Inc.

Information About the Directors and Officers

The individuals listed below serve as directors or officers of Meridian Fund, Inc. (the “Meridian Funds”). Each director of the Meridian Funds serves until a successor is elected and qualified or until resignation. Each officer of the Meridian Funds is elected annually by the Board of Directors. The address of all officers and directors is 100 Fillmore Street, Suite 325, Denver, CO 80206. The Meridian Funds’ Statement of Additional Information (SAI) includes more information about the Directors. To request a free copy, call Meridian at 1-800-446-6662.

[TO BE UPDATED BY SUBSEQUENT AMENDMENT]

Non-Interested Directors	Positions(s) Held with Fund:	Length of Service (Beginning Date)	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen	Other Directorships
Guy M. Arnold (57)	Director	Indefinite term since May 12, 2015	President of Hunt Development Group from July 2015 to present; Owner/Manager of GMA Holdings, LLC from January 2013 to July 2015.	4	ArrowMark Financial Corp.

John S. Emrich, CFA (58)	Director	Indefinite term since October 6, 2010	Private Investor, January 2011 to present.	4	ArrowMark Financial Corp.; Destra Funds (4 Funds)

Michael S. Erickson (73)	Director	Indefinite term since May 3, 1985	Private Investor, August 2007 to present; Treasurer and Vice President, Erickson Holding Corp., 2003 to present; Treasurer, Vice President, and Manager, McGee Island LLC, 2015 to present.	4	Destra Funds (4 Funds); McGee Island, LLC

James Bernard Glavin (90)	Director and Chairman of the Board	Indefinite term since May 3, 1985	Retired; previously Chairman of the Board, Orchestra Therapeutics, Inc.	4	None

[TO BE UPDATED BY SUBSEQUENT AMENDMENT]

Officers	Position(s) Held with Fund:	Length of Service	Principal Occupation(s) During Past 5 Years
Brian Schaub (47)	President (Principal Executive Officer)	Indefinite; Since February 9, 2026	Co-Portfolio Manager, Meridian Funds, Inc.

Rick Grove (57)	Secretary and Chief Compliance Officer	Indefinite; Since February 27, 2026	CCO, ArrowMark Colorado Holdings, LLC; CCO, ArrowMark Financial Corp

Katie Jones (41)	Chief Financial Officer (Principal Financial Officer) and Treasurer	Indefinite; Since August 12, 2014	Director of Operations, ArrowMark Colorado Holdings, LLC; formerly, Assistant Treasurer, Meridian Fund, Inc.

Meridian pays no salaries or other compensation to its Directors or Officers other than fees to the Non-Interested Directors and the Chief Compliance Officer. Compensation was paid at each Non-Interested Director’s election in either cash or Fund shares. The Funds reimburse the Adviser for a portion of the Chief Compliance Officer’s base salary.

The table below lists the compensation that was paid to each of the Non-Interested Directors and Chief Compliance Officer by each Fund, as well as the total compensation from all Funds, during the fiscal year ended June 30, 2026. Effective October 31, 2024, the Trustees annually determine the portion of the Chief Compliance Officer’s compensation attributable for services rendered as the Trust’s Chief Compliance Officer. Except for the portion of the Chief Compliance Officer’s salary paid by the Funds, compensation of the Officers of Meridian is paid by the Investment Adviser. [TO BE UPDATED BY SUBSEQUENT AMENDMENT]

	Total Compensation from Meridian Funds	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund Complex
Guy M. Arnold	$[__]	$[__]	$[__]	$[__]

	Total Compensation from Meridian Funds	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund Complex
John S. Emrich	$[__]	$[__]	$[__]	$[__]
Michael S. Erickson	$[__]	$[__]	$[__]	$[__]
James Bernard Glavin	$[__]	$[__]	$[__]	$[__]
Edward F. Keely	$[__]	$[__]	$[__]	$[__]
Nick McMordie	$[__]	$[__]	$[__]	$[__]

The following table provides the dollar range of equity securities beneficially owned by each Director in each Fund and in all Funds overseen by the Director as of December 31, 2025.

NON-INTERESTED DIRECTORS

[TO BE UPDATED BY SUBSEQUENT AMENDMENT]

Name of Director	Dollar Range of Equity Securities in each Fund	Aggregate Dollar Range of Equity Securities in Meridian Fund, Inc.
Guy Arnold	Meridian Growth Fund – [$10,001—$50,000] Meridian Contrarian Fund – [$10,001—$50,000] Meridian Hedged Equity Fund – [$10,001—$50,000] Meridian Small Cap Growth Fund – [$10,001—$50,000]	[$50,001 - $100,000]

John S. Emrich	Meridian Growth Fund – [None] Meridian Contrarian Fund – [None] Meridian Hedged Equity Fund – [None] Meridian Small Cap Growth Fund – [None]	None

Michael S. Erickson	Meridian Growth Fund – [None] Meridian Contrarian Fund – [None] Meridian Hedged Equity Fund – [None] Meridian Small Cap Growth Fund – [None]	None

James Bernard Glavin	Meridian Growth Fund – [Over $100,000] Meridian Contrarian Fund – [$10,001—$50,000] Meridian Hedged Equity Fund – [Over $100,000] Meridian Small Cap Growth Fund – [None]	[Over $100,000]

For additional information related to the ownership of shares by Officers and Directors of Meridian, see below under “Control Persons and Principal Holders of Securities.”

OTHER INFORMATION CONCERNING THE BOARD OF DIRECTORS AND OFFICERS

Leadership Structure

The Board supervises and oversees the management and operations of the Funds in accordance with the provisions of the 1940 Act, applicable provisions of state and other laws and Meridian’s Amended and Restated Articles of Incorporation, as supplemented, and By-Laws. In so doing, the Board has a duty to act in the best interests of Fund shareholders. The Board meets at regularly scheduled meetings at least four times each year. In addition, the Board may hold, and has held, special meetings or informal conference calls to discuss specific matters that may arise or require action between regular meetings.

Currently, the Board consists of five Directors who have extensive and varied experiences and skills. All Directors are “Non-Interested Directors,” meaning that they are non-“interested” persons of the Funds (as defined in the 1940 Act). The Non-Interested Directors meet in executive session at each regular Board meeting. Mr. Glavin is the Chairman of the Board. The Chairman’s role is to preside at all meetings of the Board and to act as liaison with the Investment Adviser, other Directors, Service Providers, and counsel. The Chairman may also perform such other functions as may be delegated by the Board from time to time. As further described below, the Board has established an Audit Committee, a Governance Committee, and a Qualified Legal Compliance Committee (“QLCC”), each composed of all of the Non-Interested Directors of Meridian.

Meridian believes that its Chairman, the full Board, including the Non-Interested Directors, and each of the committees, are adequately constituted to permit the Board to exercise informed judgment over matters under its purview and allow it to allocate areas of responsibility in a manner that enhances oversight and provides effective leadership that is appropriate for Meridian, the Funds and their shareholders.

Current Committees of the Board

As discussed above, the Board has established an Audit Committee and a Governance Committee, each composed of all of the Non-Interested Directors of Meridian. The Audit Committee approves the engagement and monitors the performance of the Funds’ independent registered public accountants and reviews the audit plan and results of audits. The Audit Committee meets from time to time with the Funds’ independent accountants to exchange views and information and to assist the full Board in fulfilling its responsibilities relating to corporate accounting and reporting practices. There were two Audit Committee meetings held during the fiscal year.

The Board has also established a QLCC, composed of the members of the Audit Committee. The QLCC reviews and investigates any material violations reported by an attorney in connection with the “up the ladder” reporting requirements. This reporting requirement requires an attorney to report evidence of a material violation of securities law, breach of fiduciary duty or similar violation. The QLCC did not meet during the fiscal year.

The Governance Committee makes recommendations to the Board on issues related to the Non-Interested Directors and the composition and operation of the Board, as well as matters relating to Board and Committee member compensation. The Governance Committee is also responsible for those duties normally performed by a nominating committee. The Governance Committee met one time during the fiscal year.

Pursuant to the Governance Committee’s charter, only Non-Interested Directors may nominate or appoint, as applicable, persons to become Non-Interested Directors for the Funds.

The Governance Committee has adopted procedures by which a shareholder may properly submit a nominee recommendation for the Committee’s consideration, which are set forth in the Governance Committee Charter. Any submission should be sent to Meridian’s Secretary at the address provided above and include at a minimum the following information: as to each individual proposed for election or re-election as Director, the name, age, business address, residence address and principal occupation or employment of such individual, the class, series and number of shares of stock of any Fund that are beneficially owned by such individual, the date such shares were acquired and the investment intent of such acquisition, whether such stockholder believes such individual would or would not qualify as a Non-Interested Director, and information regarding such individual that is sufficient, in the discretion of the Governance Committee, to make such determination, and all other information relating to such individual that is required to be disclosed in solicitation of proxies for election of board members in an election contest (even if an election contest is not involved) or is otherwise required, in each case pursuant to Regulation 14A (or any successor provision) under the Securities Exchange Act of 1934, as amended, and the rules thereunder (including such individual’s written consent to being named in the proxy statement as a nominee and to serving as a Director (if elected)).

In the case of any meeting of shareholders for the election of Directors, shareholder submissions will be considered for inclusion in a Fund’s proxy statement only if submitted by a date not earlier than the 365th calendar day before, and not later than the 60th calendar day before, the date on which the Board has set a meeting date for the shareholder meeting at which the election of Directors is to be considered. Any such submission must also contain such information as may be required by any relevant rule or regulation.

Director Qualifications

The following is a summary of the particular professional and other experiences of each Director. Meridian believes that each Director is competent to serve because of his individual overall merits, including: (i) experience, (ii) qualifications, (iii) personal attributes and (iv) individual skills.

Mr. Arnold has extensive leadership experience in the financial services industry, having held leadership positions at various investment management firms for over 20 years. As President of Dividend Capital Diversified Property Fund, Mr. Arnold oversaw all aspects of a $2.9 billion real estate investment trust (“REIT”) and he is currently the President of Hunt Development Group, a commercial real estate investment firm. Mr. Arnold also served as a member of the Board of Directors for Steele Street Bank & Trust and is a member of the Board of Directors of the Children’s Hospital of Colorado Finance Committee. Mr. Arnold received his Bachelor of Arts degree from the University of Virginia, and has been working in the financial services industry since his graduation in 1990.

Mr. Emrich has significant experience in the investment management and financial services industry. Mr. Emrich is a Chartered Financial Analyst and served as a financial analyst or portfolio manager for over 13 years for various investment advisory firms. Prior to such positions he also performed business valuations and appraisal analyses at KPMG Peat Marwick, an accounting firm.

Mr. Erickson has significant leadership and financial management experience, previously serving as Chairman of the Board and Chief Financial Officer of AeroAstro for nearly 9 years, and as a Director on the Board of Directors of Decimal, Inc., an online IRA administration company. He has served as a certified public accountant for Coopers & Lybrand, an accounting firm, and has served as Chief Financial Officer for several companies. Mr. Erickson holds a Master of Business Administration degree from Stanford Graduate School of Business.

Mr. Glavin also provides the Board with strong management acumen as he has served as CEO and Chairman of Orchestra Therapeutics, Inc. (formerly known as Immune Response Corp.), a biopharmaceutical company and as a board member for Althea Tech, a privately held biotechnology company.

Meridian does not believe that any one factor is determinative in assessing a Director’s qualifications, but that the collective experience of each Director makes them highly qualified.

Board Risk Oversight

The Funds are subject to certain risks, including investment, compliance, operational and valuation risks. Like most mutual funds, the day-to-day business of the Funds, including the management of risk, is performed by third-party service providers such as the Investment Adviser. The Board is responsible for overseeing the Service Providers and, thus has oversight responsibility with respect to risk management performed by Service Providers. Risk oversight is addressed as part of the various activities of the Board and its committees. The full Board regularly engages in discussions of risk management and receives, among other reports and information, compliance reports that inform its oversight of risk management from the CCO at each meeting and on an ad hoc basis, when and if necessary. In addition, the Board and the Non-Interested Directors have access to the CCO, Meridian’s independent registered public accounting firm and legal counsel for consultation to assist them in performing their oversight responsibilities. Also, the Audit Committee, which receives reports from the independent registered public accounting firm, considers financial and reporting risk within its area of responsibilities. From its review of reports and discussions with the Investment Adviser, the CCO, the independent registered public accounting firm and other service providers, the Board and the Audit Committee are informed in detail about the material risks of the Funds, thereby facilitating a dialogue about how management and service providers identify and mitigate those risks.

The Board recognizes that not all risks that may affect the Funds can be identified and/or quantified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) in pursuit of the Funds’ goals, and that the processes, procedures and controls employed to address various risks may be limited in their effectiveness. Moreover, reports received by the Directors as to risk management matters are typically summaries of the pertinent information. Most of the Funds’ investment management and business affairs are carried out by or through the Investment Adviser and other Service Providers, each of which has an independent interest in risk management but whose policies and the methods by which one or more risk management functions are carried out may differ from the Funds’ and each other’s in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result, the Board’s ability to monitor and manage risk, as a practical matter, is subject to certain limitations.

PRINCIPAL HOLDERS AND CONTROL PERSONS

[As of September 30, 2026, the Directors and Officers of Meridian, as a group, owned beneficially less than 1.00% of the Meridian Growth Fund, the Meridian Contrarian Fund and the Meridian Small Cap Growth Fund]. [As of the same date, the Directors and Officers of Meridian, as a group, owned beneficially [__]% of Legacy Class shares of the Meridian Hedged Equity Fund.]

As of October 1, 2026, the name, address and percentage of ownership of each person who may be deemed to be a “principal holder” (i.e., owns of record or is known by Meridian to own beneficially 5% or more of any class of a Fund’s outstanding shares) or “control person” (i.e., owns of record or is known by Meridian to own 25% or more of a Fund’s outstanding shares) is listed below.

Accordingly, as of the date of this SAI, there were no “principal holders” or “control persons” with respect to the other share classes that are offered by the Funds.

From time to time, the Funds may have individual shareholders holding a significant percentage of a Fund’s shares outstanding. Investment activities of these shareholders could have a material impact on the Funds.

Principal Holder and Control Person Ownership

As of October 1, 2026, the persons listed below were known to own, beneficially or of record, 5% or more of the Funds’ outstanding shares:

[TO BE UPDATED BY SUBSEQUENT AMENDMENT]

Fund	Name and Address	Percentage Ownership	Capacity
Meridian Growth Fund Investor Class Shares	Charles Schwab Reinvestment Account 211 Main Street San Francisco, California 94105-1905	[___]%	Record

	Pershing LLC 1 Pershing Plaza Jersey City, New Jersey 07399-0002	[___]%	Record

	Merrill Lynch Pierce Fenner & Smith 4800 Deer Lake Drive East Jacksonville, Florida 32246	[___]%	Record

	Empower Trust For The Exclusive Benefit Of Employee Benefits Clients 401(k) 8515 East Orchard Road 2T2 Greenwood Village, Colorado 80111	[___]%	Record

Meridian Growth Fund Legacy Class Shares	Charles Schwab Reinvestment Account 211 Main Street San Francisco, California 94105-1905	[___]%	Record

	National Financial Services LLC For The Exclusive Benefit Of Our Customers 499 Washington Boulevard Jersey City, New Jersey 07310-2010	[___]%	Record

	Vanguard Marketing Corporation 100 Vanguard Boulevard Malvern, Pennsylvania 19355-2331	[___]%	Record

Meridian Growth Fund Institutional Class Shares	National Financial Services LLC 499 Washington Boulevard Jersey City, New Jersey 07310	[___]%	Record

	National Financial Services LLC 499 Washington Boulevard Jersey City, New Jersey 07310	[___]%	Record

	Empower Trust For The Exclusive Benefit Of Atlantic Health Systems 403B RSP 8515 East Orchard Road 2T2 Greenwood Village, Colorado 80111	[___]%	Record

	Reliance Trust Company For the Benefit of T Rowe Price Retirement Plan Clients P.O. Box 78446 Atlanta, Georgia 30357	[___]%	Record

Meridian Contrarian Fund Investor Class Shares	Pershing LLC 1 Pershing Plaza Jersey City, New Jersey 07399-0002	[___]%	Record

	Raymond James Omnibus For Mutual Funds 880 Carillon Parkway St. Petersburg, Florida 33716	[___]%	Record

	LPL Financial 4707 Executive Drive San Diego, California 92121-3091	[___]%	Record

Meridian Contrarian Fund Legacy Class Shares	Charles Schwab Reinvestment Account 211 Main Street San Francisco, California 94105-1905	[___]%	Record

	National Financial Services LLC For The Exclusive Benefit of Our Customers 499 Washington Boulevard Jersey City, New Jersey 07310-2010	[___]%	Record

Meridian Hedged Equity Fund Class A Shares	Charles Schwab Reinvestment Account 211 Main Street San Francisco, California 94105-1905	[___]%	Record

	BNY Mellon Investor Services Trust Company Customer Rollover IRA Robert Alan Dixon Cornelius, Oregon 97113-6042	[___]%	Record

	Pershing LLC 1 Pershing Plaza Jersey City, New Jersey 07399-0002	[___]%	Record

	J. P. Morgan Securities LLC 4 Chase Metrotech Center Brooklyn, New York 11245-0001	[___]%	Record

Meridian Hedged Equity Fund Investor Class Shares	Ronald Kline and Suzanne R. Kline Nashville, Tennessee 37215-0000	[___]%	Record

	Charles Schwab & Company, Incorporated Special Custody Account for the Benefit of Customers 211 Main Street San Francisco, California 94105	[___]%	Record

	LPL Financial 4707 Executive Drive San Diego, California 92121-3091	[___]%	Record

	Pershing LLC 1 Pershing Plaza Jersey City, New Jersey 07399-0002	[___]%	Record

Meridian Hedged Equity Fund Legacy Class Shares	Charles Schwab Reinvestment Account 211 Main Street San Francisco, California 94105-1905	[___]%	Record

	BNY Mellon Investor Services Trust Company For the Benefit of Clyde Pitts Studio City, California 91604-3613	[___]%	Record

	Morgan Stanley Smith Barney LLC For the Exclusive Benefit of Customers of MSSB 1 New York Plaza 12th Floor New York, NY 10004-1901	[___]%	Record

	National Financial Services LLC For The Exclusive Benefit Of Our Customers 499 Washington Boulevard Jersey City, New Jersey 07310-2010	[___]%	Record

Meridian Small Cap Growth Fund Class A Shares	Charles Schwab Reinvestment Account 211 Main Street San Francisco, California 94105-1905	[___]%	Record

	Raymond James Omnibus for Mutual Funds 880 Carillon Parkway St. Petersburg, Florida 33716	[___]%	Record

	Morgan Stanley Smith Barney LLC For the Exclusive Benefit of Customers of MSSB 1 New York Plaza 12th Floor New York, NY 10004-1901	[___]%	Record

	Charles Schwab & Company, Incorporated Special Custody Account for the Benefit of Customers 211 Main Street San Francisco, California 94105	[___]%	Record

Meridian Small Cap Growth Fund Investor Class Shares	Charles Schwab Reinvestment Account 211 Main Street San Francisco, California 94105-1905	[___]%	Record

	Wells Fargo Clearing Services, LLC For the Exclusive Benefit of Customer 2801 Market Street Saint Louis, Missouri 63103	[___]%	Record

	Raymond James Omnibus for Mutual Funds 880 Carillon Parkway St. Petersburg, Florida 33716	[___]%	Record

Meridian Small Cap Growth Fund Legacy Class Shares	Charles Schwab Reinvestment Account 211 Main Street San Francisco, California 94105-1905	[___]%	Record

	Pershing LLC 1 Pershing Plaza Jersey City, New Jersey 07399-0002	[___]%	Record

	Chadwick E. Meade Englewood, Colorado 80113	[___]%	Record

	Mary A. Bredlau and Theodore A. Bredlau Saint Charles, Missouri 63301-0437	[___]%	Record

	Theodore A. Bredlau and Mary A. Bredlau Saint Charles, Missouri 63301-0437	[___]%	Record

	National Financial Services LLC For the Exclusive Benefit of Our Customers 499 Washington Boulevard Jersey City, New Jersey 07310-2010	[___]%	Record

	Raymond James Omnibus for Mutual Funds 880 Carillon Parkway St. Petersburg, Florida 33716	[___]%	Record

Meridian Small Cap Growth Fund Institutional Class Shares	National Financial Services LLC 499 Washington Boulevard Jersey City, New Jersey 07310	[___]%	Record

	Reliance Trust Company For the Benefit of T Rowe Price Retirement Plan Clients P.O. Box 78446 Atlanta, Georgia 30357	[___]%	Record

	SEI Private Trust Company C/O Truist ID 866 One Freedom Valley Drive Oaks, Pennsylvania 19456	[___]%	Record

	National Financial Services LLC 499 Washington Boulevard Jersey City, New Jersey 07310	[___]%	Record

	Empower Trust For The Exclusive Benefit Of Employee Benefits Clients 401(k) 8515 East Orchard Road 2T2 Greenwood Village, Colorado 80111	[___]%	Record

[1]	The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund under § 2(a)(9) of the 1940 Act.

INVESTMENT MANAGEMENT

Meridian has retained as investment adviser for the Funds, ArrowMark Colorado Holdings, LLC (the “Investment Adviser”), located at 100 Fillmore St., Suite 325, Denver, CO 80206. The Investment Adviser was founded in 2007 and provides investment management services to the Funds, as well as to high-net-worth individuals and associated trusts, estates, endowments, foundations (separate accounts) and privately offered limited partnerships and corporate vehicles (private funds). The Investment Adviser is 100% privately owned by its principals. David Corkins, a principal, holds a controlling interest in the Investment Adviser.

Management Agreement—Pursuant to an Investment Management Agreement and Service Agreement between Meridian, on behalf of the Funds, and the Investment Adviser (the “Management Agreement”), the Investment Adviser provides investment advisory services to each Fund, which includes the discretionary authority to manage the investment and reinvestment of the cash and securities in the accounts of each Fund and executing, or causing the execution of, the Funds’ purchase and sale orders.

Under the Management Agreement, the Investment Adviser, in addition to providing investment advisory services, provides persons to perform the executive, administrative, clerical, and bookkeeping functions of Meridian, and provides suitable office space, necessary small office equipment and utilities, and general purpose accounting forms, supplies and postage used at the offices of the Funds. The costs of sales and advertising materials and ordinary operating expenses not assumed by the Funds are borne by the Investment Adviser. The costs and expenses of each Fund that are to be borne by such Fund include, but are not limited to: brokerage and commission expenses, custodian, stock transfer, and dividend disbursing fees and expenses; costs of the designing, printing and mailing of reports, proxy statements and notices to shareholders; cost of the printing and distributing of prospectuses of the Funds and supplements thereto to the Funds’ shareholders; taxes; expenses of the issuance and redemption of shares of the Funds (including stock certificates, registration and qualification fees and expenses); legal auditing and regulatory compliance expenses; compensation, fees, and expenses paid to the Non-Interested Directors; association dues; costs of stationery and forms prepared exclusively for the Funds; and distribution and networking, sub-accounting, and administrative services fees described below. Expenses arising in connection with a Fund or class(es) thereof are charged directly to such Fund or class(es) thereof. Expenses common to all of the Funds (such as, for example, the fees and expenses paid to the Board) are generally allocated to each Fund in proportion to its relative net assets.

The Management Agreement provides for a one-year initial term and continues in effect from year-to-year as to a particular Fund if that continuance is approved at least annually by: (i) either the Board or the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Fund, and (ii) the vote of a majority of the directors of Meridian who are not parties to the Management Agreement or “interested persons” (as that term is defined in the 1940 Act) of any such party to the Management Agreement, cast in person at a meeting called for the purpose of voting on such approval.

The Management Agreement is non-assignable and will terminate automatically upon assignment. Either party may terminate the Management Agreement at any time, without penalty, on 60 days’ written notice. Amendments to the Management Agreement require the approval of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Funds. The Investment Adviser shall not be liable under the Management Agreement to Meridian or to shareholders of a Fund for any error of judgment, mistake of law, or for any loss arising out of its obligations to Meridian not involving willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties under the Management Agreement.

As compensation for the services that the Investment Adviser provides to the Funds under the Management Agreement, each Fund pays management fees at an annualized rate of its average daily assets, as described in the Prospectus. As indicated above, with respect to the Meridian Hedged Equity Fund, Meridian Growth Fund and Meridian Contrarian Fund, prior to September 5, 2013, the Previous Investment Adviser was compensated for its services to such Funds at fee rates identical to those payable to the Investment Adviser under the Management Agreement.

For the fiscal years ended June 30, 2026, 2025 and 2024, the amounts of the advisory fees earned by the Adviser were:

	Fiscal Year Ended June 30, 2026 Contractual Advisory Fees			Fiscal Year Ended June 30, 2025 Contractual Advisory Fees	Fiscal Year Ended June 30, 2024 Contractual Advisory Fees
Meridian Growth Fund	$	[___	]	$7,550,611	$9,757,215
Meridian Contrarian Fund	$	[___	]	$5,590,040	$5,824,274
Meridian Hedged Equity Fund	$	[___	]	$394,597	$410,076
Meridian Small Cap Growth Fund	$	[___	]	$4,010,553	$5,713,515

*

The Adviser agreed to waive its investment advisory fees and reimburse operating expenses, to the extent that total annual operating expenses for the Funds (excluding any applicable 12b-1 rebates, acquired fund fees and expenses, dividend expenses on securities sold short and interest expenses on short sales) exceeds the expense limitations listed below. For a period not to exceed three (3) years from the date on which a waiver or reimbursement in excess of the expense limitation is made by the Adviser, the Funds will carry forward, and may repay the Adviser such amounts; provided, however, that such recapture payments do not cause the Fund’s expense ratio (after recapture) to exceed the lesser of (i) the expense limitation in effect at the time of the waiver or (ii) the expense limitation in effect at the time of the recapture. With respect to these limits, the Adviser waived the fees listed below.

	Expense Limitation	Total Waivers and Reimbursements for the year ended 06/30/26
Meridian Growth Fund
Class A	1.30%	$	[___	]
Class C	2.05%	$	[___	]
Investor Class	1.05%	$	[___	]
Institutional Class	0.90%	$	[___	]
Legacy Class	1.05%	$	[___	]
Meridian Contrarian Fund
Class A	1.50%	$	[___	]
Class C	2.25%	$	[___	]
Investor Class	1.25%	$	[___	]
Legacy Class	1.25%	$	[___	]
Meridian Hedged Equity Fund
Class A	1.50%	$	[___	]
Class C	2.25%	$	[___	]
Investor Class	1.25%	$	[___	]
Legacy Class	1.25%	$	[___	]
Meridian Small Cap Growth Fund
Class A	1.50%	$	[___	]
Class C	2.25%	$	[___	]
Investor Class	1.25%	$	[___	]
Legacy Class	1.25%	$	[___	]
Institutional Class	1.10%	$	[___	]

PORTFOLIO MANAGEMENT

Mr. Chad Meade and Mr. Brian Schaub, CFA, serve as Co-Portfolio Managers of the Meridian Growth Fund and Meridian Small Cap Growth Fund and have responsibility for the day-to-day management of such Funds. Mr. James England, CFA serves as the Portfolio Manager of the Meridian Contrarian Fund and has responsibility for the day-to-day management of the Fund. Mr. Clay Freeman serves as the Portfolio Manager of the Meridian Hedged Equity Fund and has responsibility for the day-to-day management of the Fund.

The following tables provide information about funds and accounts, other than the Funds, for which the Funds’ portfolio managers are primarily responsible for the day-to-day portfolio management as of June 30, 2026.

James England, CFA

Type of Accounts	Total # of Accounts Managed	Total Assets (millions)	# of Accounts Managed with Performance- Based Advisory Fee	Total Assets with Performance-Based Advisory Fee (millions)
Registered Investment Companies:	—	$—	—	$—
Other Pooled Investment Vehicles:	—	$—	—	$—
Other Accounts:	—	$—	—	$—

Chad Meade

Type of Accounts	Total # of Accounts Managed	Total Assets (millions)		# of Accounts Managed with Performance- Based Advisory Fee	Total Assets with Performance-Based Advisory Fee (millions)
Registered Investment Companies:	[_]	$	[___]	[_]	$	[___]
Other Pooled Investment Vehicles:	—		$—	—		$—
Other Accounts:	[__]	$	[___]	[__]	$	[___]

Brian Schaub, CFA

Type of Accounts	Total # of Accounts Managed	Total Assets (millions)		# of Accounts Managed with Performance- Based Advisory Fee	Total Assets with Performance-Based Advisory Fee (millions)
Registered Investment Companies:	[__]	$	[___]	[__]	$	[___]
Other Pooled Investment Vehicles:	—		$—	—		$—
Other Accounts:	[__]	$	[___]	[__]	$	[___]

Clay Freeman

Type of Accounts	Total # of Accounts Managed	Total Assets (millions)		# of Accounts Managed with Performance- Based Advisory Fee	Total Assets with Performance-Based Advisory Fee (millions)
Registered Investment Companies:	[__]	$	[___]	[__]	$	[___]
Other Pooled Investment Vehicles:	—		$—	—		$—
Other Accounts:	[__]	$	[___]	[__]	$	[___]

Description of Compensation

Compensation for portfolio managers is designed to link the performance of each portfolio manager to shareholder objectives. All portfolio manager compensation is paid by the Investment Adviser.

The total compensation of a portfolio manager will be based on a combination of the performance of each Fund managed by the portfolio manager against such Fund’s benchmark(s) as well as against its relevant peer group, with primary emphasis given to 3 year performance. Peer groups may include Lipper, Morningstar, and other customized universes of funds managed. Portfolio managers are incentivized for outperformance, but not in a manner intended to encourage undue risk taking by portfolio managers.

Potential Conflicts of Interest

Potential conflicts of interest could include a portfolio manager’s knowledge about the size, timing and possible market impact of a Fund’s trades, whereby the portfolio manager could use this information to the advantage or disadvantage of another Fund. A Fund’s portfolio managers may be able to select or otherwise influence the selection of the brokers and dealers that are used to execute securities transactions for a Fund. In addition to executing trades, some brokers and dealers provide managers with brokerage research services, which may result in the payment of higher brokerage fees than might have otherwise been available. These services may be more beneficial to certain Funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to a Fund, a portfolio manager’s decision as to the selection of brokers and dealers could potentially yield disproportionate costs and benefits among the individual Funds.

The Funds’ portfolio managers and analysts may also face other potential conflicts of interest in managing the Funds, and the description above is not a complete description of every conflict that could be deemed to exist in managing both the Funds and other accounts. In addition, the portfolio managers or analysts may also manage other accounts (including their personal assets or the assets of family members) in their personal capacity. The management of these accounts may also involve certain of the potential conflicts described above. Investment personnel, including the portfolio managers and analysts, are subject to restrictions on engaging in personal securities transactions pursuant to a Code of Ethics adopted by the Investment Adviser and the Funds. Although the potential for conflicts of interest may exist, the Funds and the Investment Adviser believe that they have established policies and procedures that seek to minimize potential conflicts of interest and to ensure that the purchase and sale of securities among all managed accounts are fairly and equitably executed and allocated.

Ownership of Securities—The following table sets forth the dollar range of equity securities beneficially owned by each portfolio manager, as of June 30, 2026.

[TO BE UPDATED BY SUBSEQUENT AMENDMENT]

Name of Portfolio Manager	Dollar Ranges of Equity Securities Beneficially Owned by Portfolio Manager
James England	[Meridian Contrarian Fund – (Over $1,000,000)] [Meridian Hedged Equity Fund – ($100,001 – $500,000)]

Chad Meade	[Meridian Growth Fund – (Over $1,000,000)] [Meridian Small Cap Growth Fund – (Over $1,000,000)]

Brian Schaub	[Meridian Growth Fund – (Over $1,000,000)] [Meridian Small Cap Growth Fund – (Over $1,000,000)]

Clay Freeman	[Meridian Growth Fund – ($1 – $10,000)] [Meridian Contrarian Fund – ($1 – $10,000)] [Meridian Hedged Equity Fund – ($50,001 – $100,000)] [Meridian Small Cap Growth Fund – ($1 – $10,000)]

Codes of Ethics—The Funds and the Investment Adviser have adopted a personal investing policy consistent with the rules and regulations under the 1940 Act and the Investment Company Institute guidelines as well as the Investment Advisers Act of 1940, as applicable. These Codes of Ethics include: a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; pre-clearance and transaction reporting requirements; review of duplicate confirmation statements; annual certification of compliance with the Code of Ethics; disclosure of personal holdings by certain investment personnel prior to recommendation for purchase for the fund; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions. The Codes of Ethics are on file with the Securities and Exchange Commission as an exhibit to the Funds’ registration statement.

The Distributor (defined below) has also adopted a Code of Ethics that complies with the provisions of Rule 17j-1 under the 1940 Act.

Proxy Voting Policies—The Board has adopted Proxy and Corporate Action Voting Policies and Procedures (“Policies”) on behalf of the Funds which delegate the responsibility for voting proxies to the Investment Adviser, subject to the Board’s continuing oversight. The Investment Adviser will vote such proxies in accordance with the Policies, which are found in Exhibit B hereto. Any material changes to the Policies will be submitted to the Board for approval.

Meridian is required to file on Form N-PX the Funds’ complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. Form N-PX for each Fund is available without charge, upon request, by calling toll-free at 1-800-446-6662, by emailing meridian@arrowmarkpartners.com, on the Meridian Fund, Inc. website at www.arrowmarkpartners.com/meridian and on the SEC’s website at www.sec.gov.

The Distributor

ALPS Distributors, Inc., located at 1290 Broadway, Suite 1000, Denver, Colorado 80203 (the “Distributor”), has entered into a distribution agreement with Meridian. The Distributor and its affiliates may pay commissions, distribution fees and/or other compensation to entities for selling Fund shares and providing certain distribution-related services to the Funds’ shareholders. The Distributor may also receive, and may direct to other eligible financial intermediaries, compensation for providing networking, sub-accounting, and administrative services, as further described below.

The Funds have adopted a distribution plan (the “Distribution Plan”) under Section 12(b) of the 1940 Act and Rule 12b-1 thereunder for certain share classes. The Distribution Plan, which could be a significant factor in the growth and retention of a Fund’s assets resulting in more advantageous expense ratios and increased investment flexibility that could benefit each class of Fund shareholders, was adopted by the Board, including a majority of the Non-Interested Directors who had no direct or indirect financial interest in the operation of the Distribution Plan or in any agreement related to the Distribution Plan.

Distribution Obligations

Pursuant to the Distribution Agreement, the Distributor, as agent, sells shares of the Funds on a continuous basis and transmits purchase and redemption orders that it receives to Meridian or the Transfer Agent, or their designated agents. Additionally, the Distributor has agreed to use appropriate efforts to solicit orders for the sale of shares and to undertake advertising and promotion as it believes appropriate in connection with such solicitation. Pursuant to the Distribution Agreement, the Distributor, at its own expense, finances services rendered in connection with, and activities that are primarily intended to result in, the sale and distribution of shares of the Funds, including, but not limited to, advertising, compensation of underwriters, dealers and sales personnel, the printing and mailing of prospectuses to other than existing shareholders, and the printing and mailing of sales literature. The Distributor, however, may be compensated or reimbursed for all or a portion of such expenses to the extent permitted by the Distribution Plan.

The Distribution Agreement became effective with respect to the Funds after approval by its Board, and, after an initial two-year period, will continue from year-to-year, provided that such continuation of the Distribution Agreement is specifically approved at least annually by the Board, including the Non-Interested Directors. The Distribution Agreement terminates automatically in the event of its assignment, and is terminable with respect to a Fund or the Funds at any time without penalty by Meridian (by vote of the Board or by vote of a majority of the outstanding voting securities of the Fund) or by the Distributor on 60 days’ written notice.

Underwriting Commissions Paid by the Funds

[For the fiscal year ended June 30, 2026, no Fund paid compensation to any principal underwriter. In addition, no underwriting commissions were charged or amounts were retained by the principal underwriters.]

Distribution Plan

The Board has approved, and the Funds have adopted, a distribution plan covering certain share classes of the Funds, which sets the distribution fees that are periodically deducted from a Fund’s assets (“Distribution Fees”). Under the plan, the Funds may pay the Distributor and/or eligible banks, brokers, dealers, insurance companies and other entities (generally referred to as “financial intermediaries”) a fee for services and expenses related to the sale and distribution of certain share classes for as long as the distribution plan continues in effect, which currently is expected to be indefinitely. The Funds may reduce or discontinue such payments at any time. The Distribution Fees are calculated daily, vary by share class and are intended to compensate the Distributor and/or eligible financial intermediaries for rendering services in connection with the sale and distribution of Fund shares.

Under the terms of the distribution plan, the Funds are authorized to make payments to the Distributor for remittance to financial intermediaries, as compensation for distribution-related services performed by such entities for their customers, or to be retained by the Distributor for its performance of such services.

Financial intermediaries are required to meet certain conditions in order to be eligible to receive Distribution Fees.

The table below shows the maximum annual distribution fees (generally paid monthly and calculated based on an annual percentage of average daily net assets):

Share Class	Distribution Fee
Class A Shares	0.25%
Class C Shares[1]	1.00%
Investor Class Shares	0.00%
Legacy Class Shares	0.00%
Institutional Class Shares	0.00%

[1]	Up to 0.75% of this fee is for distribution services and up to 0.25% of this fee is for shareholder services.

The Distribution Fees for the Funds’ share classes, as applicable, are subject to the requirements of Rule 12b-1 under the 1940 Act. The Distributor is entitled to retain some or all of the fees payable under the distribution plan in certain circumstances, including, for example, when there is no broker of record, when certain qualification standards have not been met by the broker of record, or for distribution-related services provided by the Distributor. If a shareholder maintains shares of the Funds directly with the Funds, without working directly with a financial intermediary, Distribution Fees may be retained by the Distributor as payment or reimbursement for incurring certain distribution-related expenses.

Networking, Sub-Accounting, and Administrative Services Fees

Select financial intermediaries may enter into arrangements with the Funds, or its designees, to perform certain networking, recordkeeping, sub-accounting and/or administrative services for shareholders of the Funds. In consideration for providing these services in an automated environment, such financial intermediaries may receive compensation from the Funds. Any such compensation by the Funds to these select financial intermediaries for the aforementioned services is in addition to, and distinct from, any Rule 12b-1 related services provided to Fund shareholders.

Fees Paid

Actual fees paid under the Distribution Plan during the fiscal year-ended June 30, 2026, were as follows:

	During Fiscal Year Ended June 30, 2026 Paid from Distribution Fees – Class A			During Fiscal Year Ended June 30, 2026 Paid from Distribution Fees – Class C
Meridian Growth Fund	$	[____	]	$	[____	]
Meridian Contrarian Fund	$	[____	]	$	[____	]
Meridian Hedged Equity Fund	$	[____	]	$	[____	]
Meridian Small Cap Growth Fund	$	[____	]	$	[____	]

Other Financial Intermediary Compensation

As described in the Prospectus, the Distributor, the Investment Adviser and their affiliates may make payments, from their own resources, to financial intermediaries for marketing/sales support services relating to the Funds (“Marketing Support Payments”). Marketing Support Payments are in addition to Distribution Fees and Networking, Sub-Accounting, and Administrative Services Fees that may be paid to eligible financial intermediaries, including the Distributor, as appropriate. Such payments are generally based upon one or more of the following factors: average net assets of a Fund sold by the Distributor attributable to that financial intermediary, gross sales of a Fund distributed by the Distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the Distributor, the Investment Adviser and their affiliates may make increased payments on a basis other than those described above when dealing with certain financial intermediaries. Such increased payments may enable such financial intermediaries to offset credits that they may provide to customers.

In addition to the payments described above, the Distributor, the Investment Adviser and their affiliates may make other payments or allow promotional incentives to broker-dealers to the extent permitted by the SEC and the Financial Industry Regulatory Authority rules and by other applicable laws and regulations.

Amounts paid by the Distributor, the Investment Adviser and their affiliates are paid out of their own resources and do not increase the amount paid by you or the Funds. You can find further details in the SAI under “Other Financial Intermediary Compensation” about the payments made by the Distributor, the Investment Adviser and their affiliates, if any, to which the Distributor and the Investment Adviser have agreed to make Marketing Support Payments.

Your financial intermediary may charge you fees and commissions in addition to those described in the prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial advisors may have a financial incentive for recommending a Fund or a particular share class over others.

ADDITIONAL SERVICE PROVIDERS

Fund Counsel—Davis Graham & Stubbs LLP, located at 3400 Walnut Street, Suite 700, Denver, CO 80205, acts as counsel to Meridian on various matters.

Independent Registered Public Accounting Firm—[_____], located at [______], has been appointed as the Independent Registered Public Accounting Firm for Meridian. The financial statements of the Funds as of June 30, 2026, incorporated by reference in the SAI have been so included in reliance on the report of [_____] given on the authority of said firm as experts in accounting and auditing.

Administration Assistance Services—The Bank of New York Mellon, 240 Greenwich Street, New York, New York, 10286, provides administration assistance services to the Funds, including assistance in preparing annual and semi-annual shareholder reports, calculating performance data, and assisting with filing various SEC reports. With respect to the Meridian Growth Fund, The Bank of New York Mellon received administration assistance fees of $[___], $9,000, and $9,000 for the fiscal years ended June 30, 2026, June 30, 2025, and June 30, 2024, respectively. With respect to the Meridian Contrarian Fund, The Bank of New York Mellon received administration assistance fees of $[___], $9,000, and $9,000 for the fiscal years ended June 30, 2026, June 30, 2025, and June 30, 2024, respectively. With respect to the Meridian Hedged Equity Fund, The Bank of New York Mellon received administration assistance fees of $[___], $9,000, and $9,000 for the fiscal years ended June 30, 2026, June 30, 2025, and June 30,

2024, respectively. With respect to the Meridian Small Cap Growth Fund, The Bank of New York Mellon received administration assistance fees of $[___], $9,000, $9,000 for the fiscal years ended June 30, 2026, June 30, 2025, and June 30, 2024, respectively. Fees for administration assistance services are paid by the Investment Adviser.

Transfer Agent—BNY Mellon Investment Servicing (US) Inc., located at 103 Bellevue Parkway, Wilmington, DE 19809 (“BNY Mellon”), serves as Transfer Agent, redemption, dividend disbursing agent and may, in certain circumstances, serve as shareholder servicing agent for a Fund.

Custodian—The Bank of New York Mellon, located at 240 Greenwich Street, New York, New York, 10286, serves as the Funds’ custodian pursuant to a Custodian Services Agreement. In such capacity, the custodian holds or arranges for the holding of all portfolio securities and other assets of the Funds.

Accounting Services—The Bank of New York Mellon provides the Funds with accounting services under an Accounting Services Agreement. With respect to the Meridian Growth Fund, The Bank of New York Mellon received accounting fees of $[___], $129,132, and $154,282 for the fiscal years ended June 30, 2026, June 30, 2025 and June 30, 2024, respectively. With respect to the Meridian Contrarian Fund, The Bank of New York Mellon received accounting fees of $[___], $83,231, and $83,991 for the fiscal years ended June 30, 2026, June 30, 2025 and June 30, 2024, respectively. With respect to the Meridian Hedged Equity Fund, The Bank of New York Mellon received accounting fees of $[___], $30,678, and $31,280 for the fiscal years ended June 30, 2026, June 30, 2025 and June 30, 2024, respectively. With respect to the Meridian Small Cap Growth Fund, The Bank of New York Mellon received accounting fees of $[___], $67,064, and $84,182 for the fiscal years ended June 30, 2026, June 30, 2025 and June 30, 2024, respectively.

EXECUTION OF PORTFOLIO TRANSACTIONS

Orders for a Fund’s portfolio securities transactions are placed by the Investment Adviser. The Investment Adviser has discretionary authority to select brokers to execute client transactions and negotiate commission rates with these executing brokers consistent with its best execution obligations. The Board will monitor executions of portfolio transactions periodically to ensure that the best execution objective continues to be paramount in the selection of executing broker-dealers. Meridian does not consider that it has an obligation to obtain the lowest available commission rate to the exclusion of price, service and other qualitative considerations.

The Investment Adviser’s policy is to attempt to obtain the best net price considering both the execution price and the commission rate paid. Trades are typically executed through either an execution-only brokerage firm, an electronic trading system, or a full-service brokerage firm. The following factors are considered when selecting a broker: (1) general execution capability; (2) commission rate; (3) operational capability to communicate, clear and settle transactions; (4) expertise in a certain asset class; (5) historical trading experience; (6) integrity of brokerage personnel; and (7) quality of research services. As a result of any of the above factors, a Fund may pay a higher commission than is available from other brokers.

The Investment Adviser pays for some investment research with a portion of the client commissions (i.e., “soft dollars”) charged on most client transactions. This is accomplished through either a commission sharing arrangement or trading higher volumes with brokers that provide both execution and research. These methods are described in more detail below. The receipt of such research may create an incentive for the Investment Adviser to select or recommend a broker-dealer based on its interest in such services. However, the Investment Adviser limits such arrangements to research and brokerage services within the safe harbor established by Section 28(e) of the Securities Exchange Act of 1934, as amended.

Commission sharing agreements are with brokers providing only execution services whereby a certain percentage of the commission dollars is accrued and used to pay for certain research services provided by approved vendors/broker-dealers. These arrangements provide the Investment Adviser with a better understanding of execution costs vs. investment research costs.

The Funds may also be subject to soft dollar arrangements with brokerage firms that allow the Investment Adviser to receive their proprietary investment research or participate in their investment research events. Under these arrangements, the Investment Adviser is expected to direct a minimum amount of brokerage commissions from client transactions to the brokerage firm, which in turn provides quality research, access to investment conferences or access to company investor meetings.

The Investment Adviser will often purchase and/or sell the same securities for many clients. When possible, the Investment Adviser will aggregate the same transactions in the same securities for many clients having the same or similar investment objectives and guidelines. Clients in an aggregated transaction each receive the same price per share or unit, and will pay the same commission rate.

If a Fund participates in a transaction where the Investment Adviser places more than one order to fill all orders in an aggregated transaction, each client in the aggregated transaction receives the average price paid in all orders placed for clients in the same aggregate transaction in the same security on that day and pays its pro rata share of transaction costs. If the Investment Adviser is unable to fill an aggregated transaction completely, and the Fund receives a partial fill of an aggregated transaction, the Investment Adviser allocates the partially filled transaction pro-ratably based on the full order. A Fund may not be included in certain aggregated transactions because of cash availability or if the Investment Adviser determines that such investment is not consistent with such client’s investment objectives and guidelines. The Investment Adviser receives no additional compensation for such aggregation.

While conflicts may arise in the allocation of investment opportunities among its clients, the Investment Adviser’s overall objective is to allocate securities in a fair and equitable manner, depending on the particular facts and circumstances and the needs and financial objectives of its various clients, such that allocations are not based upon account performance, applicable fee structures or the appearance of otherwise preferential treatment, and tradable position sizes are retained in each portfolio. Furthermore, the Investment Adviser manages each client account in a personalized manner and considers multiple factors in making allocation decisions including: risk profile, asset exposure, cash availability, current and future liquidity needs, investment objectives and guidelines, current issuer or industry exposure, prior allocations, tax lot matching, option pairing, existing and anticipated market conditions as well as other factors deemed by the Investment Adviser to be appropriate in making investment allocation decisions. Allocation decisions are typically made at the moment an order is placed for a security, unless other considerations, consistent with the policies described here, require a later allocation. The Investment Adviser will seek to allocate investment opportunities believed appropriate for one or more of its clients fairly and equitably over time and consistent with the best interests of all clients involved; however, there can be no assurance that a particular investment opportunity will be allocated in any particular manner. The Investment Adviser may simultaneously recommend the sale of a particular security for one client and the purchase of the same security for another client if such recommendations are consistent with each client’s investment objectives and guidelines. Therefore, opportunities may arise for the Investment Adviser to effect “cross” transactions between client accounts. Consistent with its fiduciary obligations to each client, applicable law, and the requirements of best execution, the Investment Adviser may, under such circumstances, arrange to have the purchase and sale transaction effected directly between our clients (“cross transactions”).

A Fund may, from time to time, participate in an initial public offering (“IPO”) through an underwriter. A Fund may only be allocated a small portion of the total IPO offering. It is the Investment Adviser’s policy to allocate IPOs only to those accounts that the Investment Adviser considers suitable for such transactions and in accordance with our allocation policies described above and applicable FINRA rules.

For the fiscal years ended June 30, 2026, 2025 and 2024, the Funds paid total brokerage commissions as follows:

	Fiscal Year Ended June 30, 2026			Fiscal Year Ended June 30, 2025		Fiscal Year Ended June 30, 2024
Meridian Growth Fund	$	[____	]	$886,587		$854,255
Meridian Contrarian Fund	$	[____	]	$1,095,127		$1,014,072
Meridian Hedged Equity Fund	$	[____	]	$15,729		$14,142
Meridian Small Cap Growth Fund	$	[____	]	$594,661	*	$1,474,289

[As of June 30, 2026, the Funds owned no securities of its “regular brokers or dealers” or their parents, as defined in Rule 10b-1 under the 1940 Act.]

*	The decrease in total brokerage commissions paid year over year is due to a decrease in overall assets under management.

ACCOUNT RULES AND POLICIES

Short-Term Trading Policy

The Funds are intended for long-term investors and not for those who wish to trade frequently in their shares. The Funds are not intended to accommodate frequent purchases and redemptions of shares by shareholders. Short-term trading (sometimes known as “market timing”) into and out of a Fund, particularly in larger amounts, may harm performance by disrupting portfolio management strategies and by increasing expenses, including brokerage and administrative costs, and may dilute the value of the holdings of other shareholders of a Fund. Short-term trading may cause a Fund to retain more cash than the portfolio manager would normally retain in order to meet unanticipated redemptions or may force a Fund to sell portfolio securities at disadvantageous times to raise the cash needed to meet those redemption or exchange requests. With this in mind, the Board has adopted a Short-Term Trading Policy (the “Policy”). Under the Policy, to discourage short-term trading in Fund shares, each Fund imposes a 2.00% short-term redemption fee when shares of a Fund are redeemed (either by selling or exchanging into another Fund) within 60 days of purchase. The Policy applies to all shares of the Funds except for Class C shares.

The short-term redemption fee does not apply to: (1) shares acquired through reinvestment of dividends and other Fund distributions; (2) systematic purchases and redemptions; (3) required distributions or return of excess contributions from retirement accounts; (4) certain hardship situations such as death or disability; (5) redemptions from certain accounts held through intermediaries that have entered into an agreement with the Fund or its Distributor, including (i) certain employer-sponsored retirement plans; (ii) certain broker wrap fee and other fee-based programs; (iii) certain omnibus accounts where the omnibus account holder does not have the operational capability to impose a redemption fee on its underlying customers’ accounts; and (iv) certain intermediaries that do not have or report to the Fund sufficient information to impose a redemption fee on their customers’ accounts (e.g., certain omnibus accounts where redemptions cannot be tracked to the individual shareholder); or (6) circumstances that may fall within the Funds’ short-term trading prohibitions, but which a Fund may determine in its sole discretion, including, but not limited to, limited waivers of redemption fees in order to comply with the safe harbor for “qualified investment alternatives” under the Pension Protection Act of 2006.

The Policy specifies that shares will be redeemed in the following order: first, shares acquired through reinvestment of dividends and other fund distributions; second, shares held more than 60 days; and third, shares held for 60 days or less (subject to a 2.00% short-term redemption fee). Holding periods are determined based on a first-in, first-out method. Shareholders will normally comply with the Funds’ policy regarding short-term trading by allowing 60 days to pass after each investment before they sell or exchange a Fund’s shares. Exchanges involve a redemption of shares and are subject to the redemption fee. The Funds may take appropriate action if shares are held longer than 60 days if the trading is disruptive for other reasons such as unusually large trade size. In addition, the Funds reserve the right to suspend or terminate your ability to make further purchases (whether you hold shares directly, or through an intermediary) at any time, and to impose restrictions on purchases or exchanges on conditions that are more restrictive than those that are otherwise stated in the Prospectus. The Funds reserve the right to modify the terms of, or terminate, the short-term redemption fee at any time. The Funds and their agent also reserve the right to refuse any purchase order, at any time, by any investor or group of investors for any reason. The Funds acknowledge that certain intermediaries may impose short-term or frequent trading restrictions that differ from those of the Funds, including such intermediary’s own restrictions or limitations to discourage short-term or excessive trading. You should consult your financial intermediary to find out what trading restrictions, including limitations on exchanges, may apply. The Funds, and their service providers, encourage those financial intermediaries to apply the Policy to their customers who invest indirectly in the Fund.

The Policy is subject to limitations on the Funds’ ability to detect and curtail short-term or disruptive trading practices. Shareholders seeking to engage in short-term trading practices may use a variety of strategies to avoid detection. Despite the best efforts of the Funds or their agents to prevent short-term or disruptive trading, there is no guarantee that the Funds or their agents will be able to identify such shareholders or curtail short-term trading practices. The Funds may receive purchase and redemption orders through financial intermediaries and cannot always identify or reasonably detect excessive short-term trading which may be facilitated by these intermediaries or by the use of omnibus account arrangements offered by these intermediaries to investors. The Transfer Agent will attempt to monitor overall purchase and redemption activity in those accounts to seek to identify patterns that may suggest excessive trading by the underlying owners. If evidence of possible excessive trading activity is observed by the Transfer Agent, the financial intermediary that is the registered owner will be asked to review the account activity, and to confirm to the Transfer Agent and the respective Fund that appropriate action has been taken to curtail any excessive trading activity. Omnibus accounts are commonly used by financial intermediaries and benefit plans. Omnibus accounts allow multiple investors to aggregate their respective share ownership positions and purchase, redeem and exchange Fund shares using a single account where the identity of the individual shareholder(s) is not known to the Funds or their agents. If an individual shareholder in an omnibus account can be identified, they will be subject to the redemption fee.

PURCHASE, REDEMPTION AND PRICING OF SHARES

The Prospectus provides general information concerning the purchase and redemption of each Fund’s shares. The following discussion explains further some of that information and discloses certain policies not presented in the Prospectus.

Effective as of March 1, 2014, Legacy Class shares of each Fund are not available to the public, except under certain limited circumstances including, but not limited to, the following:

•

Direct purchases by certain institutional accounts, such as endowments, foundations, corporate plans and public plan investors, which are (i) in the amount of $2,000,000 or greater, and (ii) not subject to any platform, sub-accounting, administrative or networking fees;

•

Purchases by shareholders having an investment in any Fund as of the date above and who have continuously maintained an investment in such Fund as of the date of the proposed purchase of Legacy Class shares; or

•	Purchases by employees and officers of the Investment Adviser and Meridian, as well as Directors of the Funds.

In addition, effective as of November 1, 2018, the following limited circumstance applies to the Meridian Hedged Equity Fund Legacy Class shares:

•	All direct purchases.

The Board of Directors (the “Board”) reserves the right to modify the terms under which Legacy Class shares of any Fund are made available at any time subject to such considerations as it deems appropriate.

Effective as of June 15, 2017, the Meridian Growth Fund no longer accepts offers to purchase Class C shares of the Fund, unless the purchase is made pursuant to or by:

•	Current Class C shareholders;

•	Financial intermediaries and advisors investing on behalf of clients currently invested in the Fund;

•

Sponsors of wrap programs or model portfolios who include the Fund as part of a discretionary fee-based program or model portfolio on behalf of current and new clients with pre-approval by the Adviser;

•	Existing and new participants in employer-sponsored retirement plans that currently offer the Fund as an investment option; or

•	Investment consultants with clients currently invested in the Fund or an exception request for a new client opportunity has been pre-approved by the Adviser.

The Fund will continue to offer Institutional Class shares as described in the Fund’s prospectus and statement of additional information for that share class. The Fund’s Legacy Class shares will continue to be closed to new investors as described in the Fund’s prospectus and statement of additional information for that share class.

The Board reserves the right to re-open the Class C shares of the Fund to new investors at any time or to modify the extent to which future sales of shares are limited. The Fund reserves the right to permit the establishment of new accounts under circumstances not identified above, and to reject any purchase order or rescind any exception that the Board determines does not benefit the Fund and its shareholders.

As of the date of the Fund’s prospectus, the Class A and Investor Class shares of the Fund have been reopened to new investors. The Fund reserves the right to permit the establishment of new accounts under circumstances not identified above, and to reject any purchase order or rescind any exception listed in this prospectus that the Board determines does not benefit the Fund and its shareholders.

Effective as of June 30, 2018, the Meridian Small Cap Growth Fund will no longer accept offers to purchase Class C shares of the Fund, unless the purchase is made pursuant to or by:

•	Current Class C shareholders;

•	Financial intermediaries and advisors investing on behalf of clients currently invested in the Fund;

•

Sponsors of wrap programs or model portfolios who include the Fund as part of a discretionary fee-based program or model portfolio on behalf of current and new clients with pre-approval by the ArrowMark Colorado Holdings, LLC (the “Adviser”);

•	Existing and new participants in employer-sponsored retirement plans that currently offer the Fund as an investment option;

•	Investment consultants with clients currently invested in the Fund or an exception request for a new client opportunity has been pre-approved by the Adviser.

The Fund will continue to offer Institutional Class shares as described in the Fund’s prospectus and statement of additional information for that share class. The Fund’s Legacy Class shares will continue to be closed to new investors as described in the Fund’s prospectus and statement of additional information for that share class.

The Board reserves the right to re-open the Class C shares of the Fund to new investors at any time or to modify the extent to which future sales of shares are limited. The Fund reserves the right to permit the establishment of new accounts under circumstances not identified above, and to reject any purchase order or rescind any exception listed in this SAI that the Board determines does not benefit the Fund and its shareholders.

As of the date of the Fund’s prospectus, the Class A and Investor Class shares of the Fund have been reopened to new investors. The Fund reserves the right to reject any purchase order that the Board determines does not benefit the Fund and its shareholders.

Pricing of Fund Shares

The price you pay or receive when you buy, sell or exchange shares is a Fund’s next determined net asset value (or “NAV”) per share for a given share class after the Transfer Agent receives all required documents in good order, which means that all required documents pertaining to such purchase, redemption or exchange have been fully completed as determined by the Transfer Agent. NAV is computed as of the close of business of the New York Stock Exchange (“NYSE”) each day that it is open for trading, which is typically at 4:00 p.m., Eastern Time. Orders received before the close of business are typically priced at a Fund’s NAV per share as computed on that day. Orders received after the close of business are typically priced at a Fund’s NAV per share as computed on the next business day.

NAV per share is determined by totaling the value of all portfolio securities, cash and other assets, including accrued interest and dividends, attributable to a class, and subtracting from that all liabilities, including accrued expenses, attributable to a class. The total NAV is divided by the total number of outstanding shares of the class to determine the NAV of each share. Securities in each Fund’s portfolio are valued primarily on market quotes, or, if quotes are not available, by a method that the Board believes would accurately reflect the securities’ fair value. Fair value pricing, for example, may be used for high-yield debt securities when available pricing information is stale or is determined for other reasons not to accurately reflect fair value.

All equity securities are valued at the close of business of the NYSE, which is usually 4:00 p.m. Eastern Time. Equity securities are valued at the closing price or last sales price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the last reported bid price. Foreign securities shall be valued in U.S. dollars utilizing spot exchange rates at the close of regular trading on the NYSE. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board, including utilizing a third party pricing service to determine these fair values (as described below).

Fixed income (debt) securities with original or remaining maturities more than 60 days are typically valued at the mean of their quoted bid and asked prices. Short-term fixed income securities of sufficient credit quality with 60 days or less to maturity are typically amortized to maturity based on their cost to a Fund if acquired within 60 days of maturity or, if already held by a Fund on the 60th day, based on the value determined on the 61st day.

Securities and other assets for which reliable market quotations are not readily available will be valued at their fair value as determined by the Investment Adviser under the policy and procedures adopted by, and under the general supervision of, the Board. The Investment Adviser may determine that fair value pricing is appropriate for securities that, for example, are thinly traded or illiquid, or where the Investment Adviser believes that the prices provided by a pricing service are not accurate or where such prices are not available. When fair valuation is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same security. For example, a Fund may use fair value pricing if the value of a security it holds has been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchange on which the security is traded. This most commonly occurs with foreign securities, but may occur in other cases as well. Significant events that may impact the value of securities principally traded in foreign markets (e.g., movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close and the time that a Fund calculates its NAV. Because the frequency of significant events is not predictable, fair value pricing of certain common stocks may or may not occur on a frequent basis. The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the NAV of a Fund.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when a Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund would have priced the security. Also, the use of fair valuation may cause a Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate.

Shares of a Fund will not be priced on the days on which the NYSE is closed for trading, and on the following holidays or days on which the following holidays are observed: New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Purchases

Shares of the Funds can generally be purchased only through institutional channels such as financial intermediaries and retirement platforms. Shares or classes of the Funds may be purchased without upfront sales charges by certain retirement plans and clients of investment advisers, but these clients will typically pay asset-based fees for their investment advisers’ advice, which are on top of the Funds’ expenses. Certain shares or classes of the Funds may also be purchased without upfront sales charges or transactional charges by persons who invest through mutual fund “supermarket” programs of certain financial intermediaries that typically do not provide investment recommendations or the assistance of an investment professional.

Certain designated organizations are authorized to receive purchase orders on the Funds’ behalf and those organizations are authorized to designate their agents and affiliates as intermediaries to receive purchase orders. Purchase orders are deemed received by the Funds when authorized organizations, their agents, or affiliates receive the order provided that such designated organizations or their agents or affiliates transmit the order to the Funds within contractually specified periods. The Funds are not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers. In order to receive a day’s price, your order for any class of shares must be received in good order by the close of the regular trading session of the NYSE as described above in “Net Asset Value.” Your financial intermediary may charge you a separate or additional fee for processing purchases of shares. Your financial intermediary, plan documents or the Funds’ Prospectus will provide you with detailed information about investing in the Funds.

The expenses to be borne by specific classes of shares may include (i) transfer agency fees attributable to a specific class of shares, (ii) printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses and proxy statements to current shareholders of a specific class of shares, (iii) SEC and state securities registration fees incurred by a specific class of shares, (iv) the expense of administrative personnel and services required to support the shareholders of a specific class of shares, (v) litigation or other legal expenses relating to a specific class of shares, (vi) directors’ fees or expenses incurred as a result of issues relating to a specific class of shares, (vii) accounting expenses relating to a specific class of shares and (viii) any additional incremental expenses subsequently identified and determined to be properly allocated to one or more classes of shares.

Class A Shares – The price you pay for Class A shares is the public offering price, which is the NAV next determined after the Fund or its agent receives in good order your order plus an initial sales charge, if applicable, based on the amount invested as set forth in the table. The Fund receives the NAV. The sales charge is allocated between your financial intermediary and the Distributor, as shown in the table, except where the Distributor, in its discretion, allocates up to the entire amount to your financial intermediary. Sales charges, as expressed as a percentage of offering price, a percentage of your net investment, and as a percentage of the sales charge reallowed to financial intermediaries, are shown in the table. The dollar amount of your initial sales charge is calculated as the difference between the public offering price and the NAV of those shares. Since the offering price is calculated to two decimal places using standard rounding criteria, the number of shares purchased and the dollar amount of your sales charge as a percentage of the offering price and of your net investment may be higher or lower than the amounts set forth in the table depending on whether there was a downward or upward rounding.

	Class A Shares Sales Charge as a Percentage of:
Amount of Purchase at Offering Price	Offering Price	Net Amount Invested	Maximum Amount of Sales Charge Reallowed to Financial Intermediaries as a Percentage of Offering Price
Less than $50,000	5.75%	6.10%	5.00%
$50,000 but less than $100,000	4.50%	4.71%	3.75%
$100,000 but less than $250,000	3.50%	3.63%	2.75%
$250,000 but less than $500,000	2.50%	2.56%	2.00%
$500,000 but less than $1,000,000	2.00%	2.04%	1.60%
$1,000,000 or more	None	None	None

[1]	Offering Price includes the initial sales charge.

Below is an example of the method of computing the offering price of Class A shares of the Funds. The example assumes a purchase on June 30, 2026 of Class A shares of the Funds subject to the schedule of sales charges set forth in the Prospectus at a price based upon the net asset value of the Class A shares.

	Meridian Growth Fund	Meridian Contrarian Fund	Meridian Hedged Equity Fund	Meridian Small Cap Growth Fund
Net asset value per share	$[___]	$[___]	$[___]	$[___]
Per share sales charge: 5.75% of public offering price (6.10% of net asset value per share)	$[___]	$[___]	$[___]	$[___]
Per share offering price to the public	$[___]	$[___]	$[___]	$[___]

As described in the Prospectus, there are several ways you can combine multiple purchases of Class A shares of the Funds that are offered with a sales charge to take advantage of lower sales charges.

Qualifying for a Reduction or Waiver of Class A Shares Sales Charge – You may be able to lower or eliminate your sales charge on Class A shares under certain circumstances. For example, when purchasing new Class A or Class C shares, you can combine Class A shares and Class C shares you already own (either in this Fund or in certain other Meridian funds) with your current purchase to take advantage of the breakpoints in the sales charge schedule as set forth above. The circumstances under which you may combine such ownership of shares and purchases are described below. If you would like more information on aggregating shares to take advantage of the breakpoints, please contact your financial intermediary.

Class A shares may be offered without an initial sales charge under any of the following conditions:

•	purchases of $1 million or more;

•

purchases for retirement and benefit plans made through financial intermediaries that perform participant recordkeeping or other administrative services for the plans and that have entered into special arrangements with the Fund and/or its distributor, specifically for such purchases (may be subject to a contingent deferred sales charge (“CDSC”);

•

purchases made by or on behalf of financial intermediaries for clients that pay the financial intermediaries fees in connection with a fee-based advisory program, provided that the financial intermediaries or their trading agents have entered into special arrangements with the Funds and/or the Distributor specifically for such purchases;

•

purchases by investors maintaining a self-directed brokerage account with a registered broker-dealer that has entered into an agreement with the Funds and/or the Distributor to offer Class A shares through a load-waived network or platform, which may or may not charge transaction fees;

•

purchases by insurance companies and/or their separate accounts to fund variable insurance contracts, provided that the insurance company provides recordkeeping and related administrative services to the contract owners and has entered into special arrangements with the Funds and/or the Distributor specifically for such purchases;

•	registered representatives and other employees of financial intermediaries that have selling agreements with the Funds and/or the Distributor to sell Class A shares;

•

purchases by trustees or custodians of any pension or profit sharing plan or payroll deduction IRA for the employees of any consenting securities dealer having a sales agreement with the Funds and/or the Distributor; and

•

purchases by (i) directors, officers and employees of Meridian Fund, Inc. and its affiliates, (ii) trustees and officers of the Funds, and (iii) directors and officers of any sub-adviser to a Meridian Fund, Inc., including retired persons who formerly held such positions and immediate family members of such purchasers. (Immediate family members are defined as spouses, domestic partners, parents and children.)

To receive a reduced or waived front-end sales charge, you must let your financial intermediary know at the time of your purchase of Fund shares that you believe you qualify for a discount. These other accounts may include the accounts described under “Aggregating Accounts.” It is possible that your financial intermediary will require documentation, such as an account statement, to prove that the accounts are eligible for aggregation. The Letter of Intent described below requires historical cost information in certain circumstances. You should retain records necessary to show the price you paid to purchase Fund shares, as the Funds, their agents or your financial intermediary may not retain this information.

Conversion of Class C shares to Class A shares. Class C shares of each Fund may automatically convert into Class A shares of the same Fund after they have been held for a certain number of years dependent on intermediary policy. Investors holding Class C shares of the Funds through a financial intermediary in “street name” may be subject to different eligibility requirements regarding the holding of Class C shares of the Funds. In this regard, a financial intermediary may sponsor and/or control accounts, programs or platforms that impose a different conversion schedule or different eligibility requirements for the conversion of Class C shares into Class A shares. In these cases, Class C shares of the Funds may be converted to Class A shares under the policies of the financial intermediary and the conversion may be structured as an exchange of Class C shares for Class A shares of the Funds. Financial intermediaries will be responsible for making such exchanges in those circumstances. Please consult with your financial intermediary if you have any questions regarding your shares’ conversion from Class C shares to Class A shares. To the extent a financial intermediary’s policies provide for no such conversion, investors holding Class C shares through such financial intermediary may be disadvantaged relative to investors holding Class C shares either at the Funds’ transfer agent or through another financial intermediary. Because Class C shares pay higher ongoing asset-based distribution and shareholder servicing fees than Class A shares, financial intermediaries may have a conflict of interest in establishing their relevant conversion schedules and eligibility requirements. Additional information can be found in “Intermediary-Defined Sales Charge Waiver Policies,” contained in the Funds’ Prospectus and Statement of Additional Information.”

Intermediary-Defined Sales Charge Waiver Policies

The availability of certain initial or deferred sales charge waivers and discounts may depend on the particular financial intermediary or type of account through which you purchase or hold Fund shares.

Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred (back-end) sales load (“CDSC”) waivers, which are discussed below. In all instances, it is the purchaser’s responsibility to notify the fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase fund shares directly from the fund or through another intermediary to receive these waivers or discounts.

Robert W. Baird & Co. (“Baird”):

Effective June 15, 2020, shareholders purchasing fund shares through a Baird platform or account will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the SAI.

Front-End Sales Charge Waivers on Class A-shares Available at Baird

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same Fund

•	Shares purchase by employees and registered representatives of Baird or its affiliate and their family members as designated by Baird

•

Shares purchased using the proceeds of redemptions from a Fund, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same accounts, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as rights of reinstatement)

•

A shareholder in a Fund’s Class C Shares will have their shares converted at net asset value to Class A shares of the same Fund if the shares are no longer subject to CDSC and the conversion is in line with the policies and procedures of Baird

•

Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs

CDSC Waivers on Class A and C shares Available at Baird

•	Shares sold due to death or disability of the shareholder

•	Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus

•	Shares bought due to returns of excess contributions from an IRA Account

•

Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable Treasury Regulations as described in the Fund’s Prospectus

•	Shares sold to pay Baird fees but only if the transaction is initiated by Baird

•	Shares acquired through a right of reinstatement

Front-End Sales Charge Discounts Available at Baird: Breakpoints and/or Rights of Accumulations

•	Breakpoints as described in this prospectus

•

Rights of accumulations which entitles shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of Fund assets held by accounts within the purchaser’s household at Baird. Eligible Fund assets not held at Baird may be included in the rights of accumulations calculation only if the shareholder notifies his or her financial advisor about such assets

•	Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases through Baird, over a 13-month period of time

Morgan Stanley Wealth Management (“Morgan Stanley”)

Effective July 1, 2018, shareholders purchasing Fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in this Fund’s Prospectus or SAI.

Front-end Sales Charge Waivers on Class A Shares Available at Morgan Stanley Wealth Management

•

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans

•	Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules

•	Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund

•	Shares purchased through a Morgan Stanley self-directed brokerage account

•

Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program

•

Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

Raymond James & Associates, Inc., Raymond James Financial Services, Inc. and each entity’s affiliates (“Raymond James”)

Effective March 1, 2019, shareholders purchasing fund shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s prospectus or SAI.

Front-end sales load waivers on Class A shares available at Raymond James

•	Shares purchased in an investment advisory program.

•	Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions.

•	Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.

•

Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).

•

A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.

CDSC Waivers on Class C shares available at Raymond James

•	Death or disability of the shareholder.

•	Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.

•	Return of excess contributions from an IRA Account.

•

Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund’s prospectus.

•	Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.

•	Shares acquired through a right of reinstatement.

Front-end load discounts available at Raymond James: breakpoints, rights of accumulation, and/or letters of intent

•	Breakpoints as described in this prospectus.

•

Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.

•

Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

Right of Accumulation. You may purchase Class A shares of a Fund at a reduced sales charge determined by aggregating the dollar amount of the new purchase (measured by the offering price) and the total prior day’s net asset value (net amount invested) of all eligible shares (as set forth herein) and applying the sales charge applicable to such aggregate amount. Shares eligible for aggregation include Class A shares of the Fund and of certain other classes (Class A shares and Class C shares) of Meridian Fund, Inc. funds then held by you, or held in accounts identified under “Aggregating Accounts.” In order for your purchases and holdings to be aggregated for purposes of qualifying for such discount, they must have been made through one financial intermediary and you must provide sufficient information to your financial intermediary at the time of initial purchase of shares that qualify for the right of accumulation to permit verification that the purchase qualifies for the reduced sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter.

Letter of Intent. You can also reduce the sales charge on the purchase of Class A shares by signing a Letter of Intent indicating your intention to purchase $50,000 or more of Class A shares over a 13-month period. The term of the Letter of Intent will commence upon the date you sign the Letter. In order to apply purchases towards the intended amount, you must refer to such Letter when placing all orders. When calculating the applicable sales charge to a purchase pursuant to a Letter of Intent, the amount of investment for purposes of applying the sales load schedule includes: (i) the historical cost (what you actually paid for the shares at the time of purchase, including any sales charges) of all Class A shares acquired during the term of the Letter of Intent; minus (ii) the value of any redemptions of Class A shares made during the term of the Letter of Intent. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. A portion of shares purchased may be held in escrow to pay for any applicable sales charge. If the goal is not achieved within the period, you must pay the difference between the sales charges applicable to the purchases made and the charges previously paid, or an appropriate number of escrowed shares will be redeemed. Please contact your financial intermediary to obtain a Letter of Intent application.

Aggregating Accounts. In calculating the applicable breakpoint and sales charge on large purchases or those made through the exercise of a Letter of Intent or right of accumulation, investments made by you (and your spouse and children under age 21) on any given day may be aggregated if made for your own account(s) and/or certain other accounts such as: trust accounts established by the above individuals (or the accounts of the primary beneficiary of the trust if the person who established the trust is deceased); solely controlled business accounts; and single participant retirement plans. To receive a reduced sales charge under the right of accumulation or a Letter of Intent, you must notify your financial intermediary of any eligible accounts that you, your spouse and your children under age 21 have at the time of your purchase.

Waivers Specific to Stifel, Nicolaus & Company, Incorporated (“Stifel”)

Effective July 1, 2020, shareholders purchasing Fund shares through a Stifel platform or account or who own shares for which Stifel or an affiliate is the broker-dealer of record are eligible for the following additional sales charge waiver.

Front-end Sales Load Waiver on Class A Shares available at Stifel

•	Class C shares that have been held for more than seven (7) years will be converted to Class A shares of the same Fund pursuant to Stifel’s policies and procedures

All other sales charge waivers and reductions described elsewhere in the Funds’ Prospectus or SAI still apply.

Class C Shares—Class C shares of the Funds are purchased at the NAV per share as determined at the close of the regular trading session of the NYSE next occurring after a purchase order is received in good order by the Funds or their authorized agent. The Funds or the Distributor may compensate your financial intermediary at the time of sale at a commission rate of up to 1.00% of the NAV of the Class C shares purchased. Service providers to qualified plans will not receive this amount if they receive 12b-1 fees from the time of initial investment of qualified plan assets in Class C shares.

Distribution Plans

Class A Shares—As described in the Prospectus, Class A shares have adopted a distribution plan (the “Class A Distribution Plan”) in accordance with Rule 12b-1 under the 1940 Act. The Class A Distribution Plan is a compensation type plan and permits the payment at an annual rate of up to 0.25% of the average daily net assets of Class A shares of the Funds for activities that are primarily intended to result in the sale of Class A shares of such Fund. Payments under the Class A Distribution Plan are not tied exclusively to actual expenses, and the payments may exceed expenses actually incurred. The Distributor authorizes the payments to financial intermediaries based on the value of Fund shares held by such intermediaries’ customers.

Class C Shares—As described in the Prospectus, Class C shares have adopted a distribution plan (the “Class C Distribution Plan”) in accordance with Rule 12b-1 under the 1940 Act. The Class C Distribution Plan is a compensation type plan and permits the payment at an annual rate of up to 1.00% of the average daily net assets of Class C shares of the Funds for activities which are primarily intended to result in the sale of Class C shares of such Fund. Payments under the Class C Distribution Plan are not tied exclusively to actual expenses, and the payments may exceed expenses actually incurred.

The Distributor is entitled to retain all fees paid under the Class C Distribution Plan for the first 12 months on any investment in Class C shares to recoup its expenses with respect to the payment of commissions on sales of Class C shares. Financial intermediaries will become eligible for compensation under the Class C Distribution Plan beginning in the 13th month following the purchase of Class C shares, although the Distributor may, pursuant to a written agreement between the Distributor and a particular financial intermediary, pay such financial intermediary 12b-1 fees prior to the 13th month following the purchase of Class C shares. However, certain financial intermediaries may elect to not receive the initial 1% commission, in which case, the Distributor authorizes the payment of the monthly 12b-1 fees to such financial intermediary beginning on the first month following the purchase of Class C shares as such fees accrue. The Class C shares for which a financial intermediary elects to not receive the initial 1% commission will not be subject to a CDSC.

Renewal, Amendment and Termination—The Class A Distribution Plan and the Class C Distribution Plan (individually each a “Plan” and collectively the “Plans”) and any Rule 12b-1 related agreement that is entered into by the Funds in connection with the Plans will continue in effect for a period of more than one year only so long as continuance is specifically approved at least annually by a vote of a majority of the directors, and of a majority of the directors who are not interested persons (as defined in the 1940 Act) of Meridian and who have no direct or indirect financial interest in the operation of the Plans or any related agreements (“Non-interested Directors”). With the exception of the Distributor and its affiliates, no “interested person” of the Funds, as that term is defined in the 1940 Act, and no director of the Funds has a direct or indirect financial interest in the operation of the Plans or any related agreement. All material amendments to any Plan must be approved by a majority vote of the directors, including a majority of the Non-interested Directors, at a meeting called for that purpose. In addition, any Plan may be terminated as to the Funds at any time, without penalty, by vote of a majority of the outstanding shares of that class of that Fund or by vote of a majority of the Non-interested Directors.

Redemptions

Redemptions, like purchases, may generally be effected only through institutional channels such as financial intermediaries and retirement platforms. Certain designated organizations are authorized to receive redemption orders on the Funds’ behalf and those organizations are authorized to designate their agents and affiliates as intermediaries to receive redemption orders. Redemption orders are deemed received by the Funds when authorized organizations, their agents, or affiliates receive the order. The Funds are not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers.

Shares normally will be redeemed for cash, although the Funds retain the right to redeem some or all of its shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, to accommodate a request by a particular shareholder that does not adversely affect the interests of the remaining shareholders, or in connection with the liquidation of the Funds, by delivery of securities selected from its assets at its discretion. If shares are redeemed in-kind, the redeeming shareholder may incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemptions in-kind will be the same as the method of valuing portfolio securities described under “Pricing of Fund Shares” and such valuation will be made as of the same time the redemption price is determined.

The Funds reserve the right to postpone payment of redemption proceeds for up to seven calendar days. Additionally, the right to require the Funds to redeem its shares may be suspended, or the date of payment may be postponed beyond seven calendar days, whenever: (i) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed (except for holidays and weekends); (ii) the SEC permits such suspension and so orders; or (iii) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.

Class C Shares—A CDSC of 1.00% will be deducted with respect to Class C shares redeemed within 12 months of purchase, unless waived, as discussed in the Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C shares redeemed.

Automatic Reinvestment of Distributions—You may indicate at any time a choice of certain elections with respect to distributions. You may elect to have distributions of both net investment income and realized capital gains declared on your shares of a Fund reinvested automatically in additional shares of the Fund at the closing net asset value per share on the reinvestment date determined by the Board. You also may elect to receive investment income distributions in cash while accepting capital gain distributions in additional shares of the Fund. Alternatively, you may elect to receive distributions of both net investment income and realized capital gains in cash. If you make no election, all distributions will be applied automatically to the purchase of shares of a Fund at net asset value per share. You may change these elections at any time by written notification to the Funds’ Transfer Agent, but, to be effective as to a particular distribution, the change must be received by the Transfer Agent sufficiently in advance of the reinvestment date (approximately 10 business days) to permit the change to be entered in your record. The Federal income tax status of distributions is the same whether taken in cash or reinvested in shares of a Fund.

Distributions on all shares in your account are reinvested in full and fractional shares at the net asset value per share unless you instruct a Fund to do otherwise.

Suspension of Redemption—The redemption price of redeemed shares of a Fund will typically be paid on or before the seventh day following proper tender, except a postponement may be permissible under the 1940 Act when (a) the NYSE is closed (other than for weekends and holidays) or trading on the NYSE is restricted, (b) an emergency exists making disposal of portfolio securities or the valuation of net assets of the Fund not reasonably practicable, or (c) the SEC has by order permitted suspension of redemptions for the protection of the Funds’ shareholders. The SEC, by rules and regulations, determines the conditions under which trading of securities are restricted and the conditions under which an emergency exists. Investment dealers handling redemption transactions may make a service charge. There is no charge as described in the foregoing paragraphs for redemption of shares tendered directly to the Transfer Agent.

Mandatory Redemption—The Board has established a policy, which is subject to change, to require redemption of accounts in Class A and Class C shares of a Fund that drop as a result of redemptions to a value of less than $750, or, in the case of Investor Class shares, below $100,000 (determined, for this purpose only, as the greater of the shareholder’s cost or the current net asset value of the shares, including any shares acquired through the reinvestment of income dividends and capital gains distributions). A shareholder will be given notice of at least 60 days within which to bring the account up to the amount at which such mandatory redemption would apply, as set forth above, before the involuntary redemption provision is made effective with respect to the shareholder’s account.

Rejection of Orders—Any purchase order may be rejected by Meridian.

FEDERAL INCOME TAXES

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Federal Income Taxes.” The Prospectus generally describes the federal income tax treatment of distributions by the Funds. This section of the SAI provides additional information concerning federal income taxes. It is based on the Code, applicable Treasury Regulations, judicial authority, and administrative rulings and practice, all as of the date of this SAI and all of which are subject to change, including changes with retroactive effect. Except as specifically set forth below, the following discussion does not address any state, local or foreign tax matters.

A shareholder’s tax treatment may vary depending upon the shareholder’s particular situation. Except as otherwise specifically noted (see the heading “Foreign Shareholders” and “Withholding on Shares Held Through Foreign Accounts,” below), this discussion applies only to shareholders holding Fund shares as capital assets within the meaning of the Code. and only to shareholders who are U.S. persons. For purposes of this discussion, U.S. persons are (i) U.S. citizens or residents, (ii) U.S. corporations (i.e., entities classified as corporations for U.S. tax purposes organized under the laws of the United States or any state), (iii) an estate whose income is subject to U.S. federal income taxation regardless of its source, or (iv) a trust, if a court within the United States is able to exercise primary supervision over its administration and one or more U.S. persons have the authority to control all of its substantial decisions, or if the trust has a valid election in effect under applicable Treasury regulations to be treated as a U.S. person. Except as otherwise noted, this discussion does not apply to certain types of shareholders who may be subject to special rules, such as insurance companies, tax-exempt entities, shareholders holding Fund shares through tax-qualified accounts (such as 401(k) Plan Accounts or IRAs), financial institutions, shareholders holding shares through foreign institutions (financial and non-financial), broker-dealers, shareholders holding Fund shares as part of a hedge, straddle or conversion transaction, and shareholders who are subject to the federal alternative minimum tax or the U.S. federal corporate alternative minimum tax, (ix) insurance companies.

If a pass-through entity (including for this purpose any entity treated as a partnership or S corporation for U.S. federal income tax purposes) is a beneficial owner of shares, the tax treatment of an owner of the pass-through entity will generally depend upon the status of the owners and the activities of the entity. Owners of pass-through entities that are considering the purchase of shares of a Fund should consult their tax advisers regarding the U.S. federal income tax consequences of the purchase, ownership and disposition of shares.

Meridian has not requested and will not request an advance ruling from the Internal Revenue Service (the “IRS”) as to the U.S. federal income tax matters described herein. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. In addition, the following discussion and the discussions in the Prospectus applicable to each shareholder address only some of the federal income tax considerations generally affecting investments in the Funds. Prospective shareholders are urged to consult their own tax advisers and financial planners regarding the federal tax consequences of an investment in a Fund, the application of state, local or foreign laws, and the effect of any possible changes in applicable tax laws on their investment in the Funds.

Qualification as a Regulated Investment Company. It is intended that each Fund qualify as a RIC under the Code. By so qualifying, each Fund should not be subject to federal income or excise tax on its net investment income or net capital gain, to the extent such amounts are distributed to the Fund’s shareholders in accordance with the applicable timing requirements. This discussion assumes that each Fund will qualify under Subchapter M of the Code as a RIC and will satisfy distribution requirements for taxation as a RIC (as described below), although there can be no assurance that this assumption will be correct.

Each Fund will be treated as a separate entity for federal income tax purposes. Thus, the provisions of the Code applicable to RICs generally will apply separately to each Fund even though each Fund is a series of Meridian. Furthermore, each Fund will separately determine its income, gains, losses and expenses for federal income tax purposes.

In order to qualify for the special tax treatment accorded RICs and their shareholders, each Fund must, among other things, derive at least 90% of its gross income each taxable year generally from (i) dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and other income attributable to its business of investing in such stock, securities or foreign currencies (including, but not limited to, gains from options, futures or forward contracts) and (ii) net income derived from an interest in a qualified publicly traded partnership, as defined in the Code. Future Treasury Regulations may (possibly retroactively) exclude from qualifying income foreign currency gains that are not directly related to a Fund’s principal business of investing in stock, securities or options and futures with respect to stock or securities. In general, for purposes of this 90% gross income requirement, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized directly by the RIC. However, 100% of the net income derived from an interest in a qualified publicly traded partnership will be treated as qualifying income.

Each Fund must also diversify its holdings so that at the end of each quarter of the Fund’s taxable year: (i) at least 50% of the fair market value of its total assets consists of (A) cash and cash items (including receivables), U.S. government securities and securities of other RICs, and (B) other securities limited generally, with respect to any one issuer (other than those described in clause (A)) to no more than 5% of the value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets consists of the securities of any one issuer (other than those described in clause (i)(A)), the securities of two or more issuers the Fund controls and which are engaged in the same, similar or related trades or businesses, or the securities of one or more qualified publicly traded partnerships. In addition, for purposes of meeting this diversification requirement, the term “outstanding voting securities of such issuer” includes the equity securities of a qualified publicly traded partnership. The qualifying income and diversification requirements (described above) may limit the extent to which a Fund can engage in transactions in options, futures contracts, forward contracts and swap agreements.

In addition, each Fund generally must distribute to its shareholders at least 90% of its investment company taxable income for the taxable year, which generally includes its ordinary income and the excess of any net short-term capital gain over net long-term capital loss, and at least 90% of its net tax-exempt interest income (if any) for the taxable year. If a Fund qualifies as a RIC that is accorded special tax treatment it generally will not be subject to federal income tax on any of the investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) it distributes to its shareholders. For this purpose, a Fund generally must make the distributions in the same year that it realizes the income and gain, although in certain circumstances, a Fund may make the distributions in the following taxable year.

Shareholders generally are taxed on any distributions from a Fund in the year they are actually distributed. If a Fund declares a distribution to shareholders of record in October, November or December of one year and pays the distribution by January 31 of the following year, however, the Fund and its shareholders will be treated as if the Fund paid the distribution by December 31 of the first year. Each Fund intends to distribute or be deemed to have distributed a sufficient amount of its investment company taxable income (as described above), capital gains and net tax-exempt interest income, if any, in a timely manner to maintain its status as a RIC and eliminate fund-level federal income taxation of such distributed income. However, no assurance can be given that a Fund will not be subject to federal income tax.

As regulated investment companies, the Funds generally will not be subject to U.S. federal income tax on their net capital gains to the extent of dividends that are properly reported by such Fund in a written statement to shareholders as capital gain dividends (“capital gain dividends”) or on its investment company taxable income if any, that such Fund distributes to shareholders on a timely basis. If the Funds do retain any investment company taxable income, they will be subject to tax at regular corporate rates on the amount retained. However, the Funds may elect to have certain distributions paid after the close of a tax year treated as having been paid during the tax year for purposes of the RIC distribution requirements and for purposes of determining its taxable income (“spill-back dividends”). Spill-back dividends are taxed to shareholders in the year in which they are received.

Moreover, a Fund may determine to retain for investment all or a portion of its net capital gain. If a Fund retains any net capital gain, it will be subject to a tax at corporate rates on the amount of net capital gain retained, but may report the retained amount as undistributed capital gain in a written statement to its shareholders, who (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their federal income tax liabilities, if any, and (iii) will be entitled to obtain a refund of the excess, if any, of their allocable share of the tax paid by the Fund on such undistributed amount over the shareholder’s tax liability on such amount. For federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal to the difference between the amount of undistributed capital gain included in the shareholder’s gross income under clause (i) of the preceding sentence and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence.

In certain situations, a Fund can cure failures to meet the income and diversification tests described above, including, in some cases, by paying a Fund-level tax and, in the case of diversification failures, disposing of certain assets. If, for any taxable year, a Fund fails to qualify as a RIC accorded special tax treatment under the Code, it will be taxed in the same manner as an ordinary corporation without any deduction for its distributions to shareholders, and all distributions from the Fund’s current and accumulated earnings and profits (including any distributions of its net tax-exempt income and net long-term capital gain) to its shareholders will be taxable to shareholders as dividend income, which may be taxed as either ordinary income or qualified dividend income. Certain provisions may be available to a Fund to prevent such disqualification. To qualify again to be taxed as a RIC that is accorded special tax treatment in a subsequent year, a Fund could be required to pay substantial taxes, penalties and interest and make substantial distributions. In addition, if a Fund fails to qualify as a RIC for a period greater than two taxable years, the Fund may be required to recognize and pay tax on any net built-in gain (the excess of aggregate gain, including items of income, over aggregate loss that would have been realized if the Fund had been liquidated) or, alternatively, to be subject to taxation on such built-in gain recognized for a period of five years, in order to qualify as a RIC in a subsequent year.

Equalization Accounting. Each Fund may use the so-called “equalization method” of accounting to allocate to redemption proceeds a portion of its “accumulated earnings and profits,” which generally equals a Fund’s undistributed net investment income and realized capital gains, with certain adjustments. This method permits a Fund to achieve more balanced distributions for both continuing and redeeming shareholders. This method may reduce the amount that the Fund would otherwise distribute to continuing shareholders by counting a portion of payments in redemption of Fund shares towards the Fund’s distribution requirements. However, the IRS has not expressly sanctioned the particular equalization methods that a Fund may use, and thus a Fund’s use of an equalization method may be subject to IRS scrutiny. If the IRS determines that a Fund’s equalization method is improper and that, as a result, the Fund has under-distributed its income and gain for a taxable year, the Fund may be liable for federal income and/or excise tax. This practice is not available for a Fund for any taxable year in which the Fund is a “personal holding company” for federal income tax purposes.

Capital Loss Carry Forwards. Generally, the excess (if any) of a Fund’s net short-term capital loss over the net long-term capital gain for a taxable year will carry over as a short-term capital loss arising on the first day of the next tax year. In addition, the excess (if any) of a Fund’s net long-term capital loss over the net short-term capital gain for the year will carry over as a long-term capital loss arising on the first day of the next tax year. All of a Fund’s capital losses may be carried forward indefinitely until they can be used to offset capital gains. If future capital gains are offset by carried-forward capital losses, such future capital gains are not subject to Fund-level federal income tax, regardless of whether they are distributed to shareholders. However, distributions of capital gains offset by carried-forward capital losses are generally treated as a return of capital distributions to shareholders. The Funds cannot carry back or carry forward any net operating losses.

A Fund may be limited under Code Section 382 in their ability to offset its taxable income by capital loss carryforwards and net unrealized built-in losses after an “ownership change” of the Fund. The term “net unrealized built-in loss” refers to the excess, if any, of a Fund’s aggregate adjusted basis in its assets immediately before an ownership change, over the fair market value of such assets at such time, subject to a de minimis rule. A Fund would experience an ownership change under Code Section 382 if and when 5- percent shareholders of the Fund increase their ownership by more than 50 percentage points in the aggregate over their respective lowest percentage ownership of the Fund’s shares in a 3-year period. Under Code Section 382, if a Fund experiences an ownership change, the Fund may use its pre-change tax capital loss carryforwards and net unrealized built-in losses in a year after the ownership change generally only up to the product of the fair market value of the Fund’s equity immediately before the ownership change and a certain interest rate published monthly by the U.S. Treasury known as the applicable long-term tax-exempt rate. The foregoing limitation on the use of pre-ownership change net unrealized built-in losses only applies for a period of five years after the ownership change, while the foregoing limitation on the use of pre-ownership change capital loss carryforwards lasts indefinitely.

As of June 30, 2026, the Hedged Equity Fund had $[____] capital loss carryforwards available to offset future realized capital gains in accordance with the Regulated Investment Company Modernization Act of 2010.

If a Fund engages in a reorganization, either as an acquiring fund or acquired fund, its capital loss carry forwards (if any), its unrealized losses (if any), and any such losses of other funds participating in the reorganization may be subject to severe limitations that could make such losses substantially unusable.

Excise Tax. If a Fund fails to distribute by December 31 of each calendar year at least the sum of 98% of its ordinary income for that year (excluding capital gains and losses), 98.2% of its capital gain net income (adjusted for certain net ordinary losses) for the 12-month period ending on October 31 of that year, and any of its ordinary income and capital gain net income from the previous year that were not distributed during such year, the Fund will be subject to a nondeductible 4% excise tax on the undistributed amounts (other than to the extent of its tax-exempt interest income, if any). For these purposes, a Fund will be treated as having distributed any amount on which it has been subject to corporate income tax in the taxable year ending within the calendar year. Each Fund generally intends to distribute or be deemed to have distributed sufficient amounts of net income and gain by the end of each calendar year to avoid imposition of the excise tax. However, no assurance can be given that a Fund will not be subject to the excise tax. Moreover, each Fund reserves the right to pay an excise tax rather than make an additional distribution when circumstances warrant (for example, the amount of excise tax to be paid is deemed de minimis by a Fund).

A Fund that is a “personal holding company” and that fails to distribute (or to be treated as distributing) all of its investment company taxable income may also be subject to a 20% nondeductible tax on its “undistributed personal holding company income.” A Fund would generally be a personal holding company for a taxable year if five or fewer individuals own more than 50% of its outstanding shares at any time in the last half of the taxable year. The term “individual” for this purpose includes private foundations and certain trusts. The Funds do not expect to be subject to the tax on undistributed personal holding company income, although there can be no assurance that this will never occur.

Taxation of Fund Investments. In general, realized gains or losses on the sale of securities held by a Fund will be treated as capital gains or losses, and long-term capital gains or losses if the Fund has held or is deemed to have held the securities for more than one year at the time of disposition.

Financial Products. A Fund’s investments in options, futures contracts, hedging transactions, and certain other transactions will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale, short sale and other rules), the effect of which may be to accelerate income recognized by the Fund, defer the Fund’s losses, cause adjustments in the holding periods of the Fund’s securities, convert capital gain into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders of a Fund.

Some of a Fund’s investments, such as certain option transactions as well as futures transactions in foreign currency contracts that are traded in the interbank market, may be “section 1256 contracts.” Gains and losses on section 1256 contracts are generally treated as 60% long-term capital and 40% short-term capital, although certain foreign currency gains and losses from such contracts may be treated as entirely ordinary in character. Section 1256 contracts held by a Fund at the end of a taxable year are “marked to market” for income tax purposes, meaning that unrealized gains or losses are treated as though they were realized (and treated on the 60/40 basis described above).

A Fund may make short sales of securities. Short sales may increase the amount of short-term capital gains realized by the Fund, which is taxed as ordinary income to the shareholders when distributed. Short sales may also constitute “constructive sales,” which would result in taxable income before the short-sale positions are terminated.

Certain of a Fund’s hedging activities including its transactions in options, futures contracts and foreign currencies, are likely to result in a difference between the Fund’s book income and taxable income. This difference may cause a portion of a Fund’s income distributions to constitute a return of capital or capital gain for tax purposes or require the Fund to make distributions exceeding book income to avoid excise tax liability and to qualify as a RIC, which may have the effect of accelerating taxable distributions to shareholders.

Securities Issued or Purchased at a Discount. A Fund may acquire debt obligations that have original issue discount. “Original issue discount” is the excess of a debt obligation’s stated redemption price at maturity over the obligation’s issue price. A taxpayer that acquires an obligation with original issue discount generally must include the original issue discount in income as it accrues on a constant yield-to-maturity basis without regard to when, or whether, payments are made on the obligation. Obligations owned by a Fund that have original issue discount may include investment in payment-in-kind securities. Obligations with original issue discount owned by a Fund will give rise to income that the Fund must distribute to shareholders who will be taxed on it as ordinary income even though the Fund does not receive an interest payment in cash on the obligation during the year (and may never receive such payment). To generate cash to satisfy those distribution requirements, a Fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of Fund shares.

Some debt obligations that are acquired by a Fund in the secondary market may be treated as having market discount. “Market discount” is generally the excess of the stated redemption price of the bond at maturity over the basis of the bond immediately after its acquisition by the taxpayer. Generally, any gain recognized on the receipt of principal payments or on the disposition of a debt security having market discount is treated as ordinary income to the extent the gain is attributable to “accrued market discount” on such debt security. Market discount generally accrues in equal daily installments. A Fund may make certain elections applicable to debt obligations having market discount, which could affect the character and timing of recognition of income for U.S. federal income tax purposes.

High-Risk Securities. If a Fund invests in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default, special tax issues may exist for the Fund. Tax rules are not entirely clear about issues such as when a Fund may cease to accrue interest, OID, or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, and how payments received on obligations in default should be allocated between principal and income. These and other related issues will be addressed by a Fund when, as, and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a RIC and does not become subject to federal income or excise tax.

Foreign Currency. Foreign currency gains and losses realized by a Fund in connection with certain transactions involving foreign currency-denominated debt obligations, certain options, futures contracts, forward contracts, and similar instruments relating to foreign currency, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income or loss and may affect the amount and timing of recognition of the Fund’s income. Under future Treasury Regulations, any such transactions that are not directly related to a Fund’s investments in stock or securities (or its options contracts or futures contracts with respect to stock or securities) may have to be limited in order to enable the Fund to satisfy the 90% qualifying income test described above. If the net foreign currency loss exceeds a Fund’s net investment company taxable income (computed without regard to such loss) for a taxable year, the resulting ordinary loss for such year will not be deductible by the Fund or its shareholders in future years.

Real Estate Investment Trusts and Real Estate Mortgage Investment Conduits. A Fund may invest in REITs. Investments in REIT equity securities may require a Fund to accrue and distribute income not yet received. To generate sufficient cash to make the required distributions, the Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. A Fund’s investments in REIT equity securities may at other times result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes these amounts, these distributions could constitute a return of capital to Fund shareholders for federal income tax purposes. Dividends received by the Fund from a REIT generally will not constitute qualified dividend income and will not qualify for the dividends-received deduction.

A deduction of up to 20% is available for taxpayers other than corporations for qualified business income from certain pass-through businesses, including “qualified REIT dividends” from REITs. The phrase “qualified REIT dividends” means ordinary REIT dividends other than capital gains dividends and REIT dividends designated as qualified dividend income. A RIC may pay and report “section 199A dividends” to its shareholders with respect its qualified REIT dividends. The amount of section 199A dividends that a Fund may pay and report to its shareholders is limited to the excess of the “qualified REIT dividends” that the Fund receives from REITs for a taxable year over the Fund’s expenses allocable to such dividends. A shareholder may treat section 199A dividends received on a share of the Fund as “qualified REIT dividends” if the shareholder has held the share for more than 45 days during the 91-day period beginning 45 days before the date on which the share becomes ex-dividend, but only to the extent that the shareholder is not under an obligation (under a short-sale or otherwise) to make related payments with respect to positions in substantially similar or related property. A shareholder may include 20% of the shareholder’s “qualified REIT dividends” in the computation of the shareholder’s “combined qualified business income amount” under Code Section 199A. Code Section 199A allows a taxpayer (other than a corporation) equal to the lesser of (A) the taxpayer’s “combined qualified business income amount” or (B) 20% of the excess of the taxpayer’s taxable income over the taxpayer’s net capital gain for the year.

A Fund may invest directly or indirectly (e.g., through a REIT) in residual interests in real estate mortgage investment conduits (“REMICs”) or in REITs or qualified REIT subsidiaries that are taxable mortgage pools (“REIT TMPs”). Under an IRS notice, a Fund must allocate “excess inclusion income” received directly or indirectly from REMIC residual interests or REIT TMPs to its shareholders in proportion to dividends paid to such shareholders, with the same consequences as if the shareholders had invested in the REMIC residual interests or REIT TMPs directly.

In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) constitutes unrelated business taxable income (“UBTI”) to Keogh, 401(k) and qualified pension plans, as well as IRAs and certain other tax-exempt entities, thereby potentially requiring such an entity, which otherwise might not be required to file a tax return, and pay tax on such income, and (iii) in the case of a foreign shareholder, does not qualify for any reduction, by treaty or otherwise, in the 30% federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (as defined in the Code) is a record holder of a share in a Fund, then the Fund will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal corporate income tax rate. To the extent permitted in Treasury Regulations, a Fund may elect to specially allocate any such tax to the applicable disqualified organization and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Fund. The Funds have not yet determined whether such an election will be made.

Passive Foreign Investment Companies. “Passive foreign investment companies” (“PFICs”) are generally defined as foreign corporations with respect to which either at least 75% of their gross income for their taxable year is income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains) or at least 50% of their assets on average produce such passive income. If a Fund acquires any equity interest in a PFIC, the Fund could be subject to federal income tax and interest charges on “excess distributions” received from the PFIC or on gain from the sale of such equity interest in the PFIC, even if all income or gain actually received by the Fund is timely distributed to its shareholders. Excess distributions and gain from the sale of equity interests in PFICs may be taxed as the highest income tax rates applicable to ordinary income in the years to which they are treated as attributable even though, absent the application of PFIC rules, these amounts may otherwise have been classified as capital gain.

Elections may be available that would ameliorate these adverse tax consequences, but such elections could require a Fund to recognize taxable income or gain without the concurrent receipt of cash and could also convert capital gains to ordinary income. The Funds may attempt to limit and/or manage their holdings in PFICs to minimize their tax liability or maximize their returns from these investments but there can be no assurance that they will be able to do so. Moreover, because it is not always possible to identify a foreign corporation as a PFIC in advance of acquiring shares in the corporation, a Fund may incur the tax and interest charges described above on distributions with respect to such shares, or gain from the disposition of such shares. Dividends paid by PFICs or foreign corporations that were PFICs in the year preceding the payment of the dividend are not eligible to be treated as qualified dividend income.

Controlled Foreign Corporations. The Funds may invest in entities known as “controlled foreign corporations” (“CFCs”). A CFC is a foreign corporation in which more than 50% of the stock, by vote or value, is owned, directly or under certain attribution rules, by U.S. persons each of whom own, directly or by the application of certain attribution rules, 10% or more of the stock of a foreign corporation by vote or by value. If a Fund is such a 10% shareholder with respect to a CFC, the Fund generally must annually include in income its allocable share of the CFC’s (i) “subpart F income” and (ii) global intangible low-tax income (“GILTI”) (known as “net CFC tested income” pursuant to change in the Code effective for tax years beginning after December 31, 2025), each as defined by the Code, regardless of whether or not the CFC distributes such amounts to the Fund. Amounts included in gross income by a Fund as subpart F income of a CFC are qualifying income for the Fund under Code Section 851(b) if either (i) such amounts are distributed to the Fund in the taxable year in which they are earned by the CFC, or (ii) such income is derived with respect to the Fund’s business of investing in stock, securities or currencies. Treasury Regulations provide that GILTI inclusions are treated in the same manner for purposes of Code Section 851(b) as subpart F inclusions.

Other Investments that may Result in Taxable Income without Cash Receipts. In addition to the investments described above, prospective shareholders should be aware that other investments made by a Fund may involve complex tax rules that may result in income or gain recognition by a Fund without corresponding current cash receipts. Although each Fund seeks to avoid significant non-cash income, such non-cash income could be recognized by a Fund, in which case the Fund may distribute cash derived from other sources in order to meet the minimum distribution requirements described above. In this regard, a Fund could be required at times to liquidate investments prematurely in order to satisfy its minimum distribution requirements, which may accelerate the recognition of gain and adversely affect the Fund’s total return.

Foreign Taxes. Amounts realized by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax treaties between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the value of a Fund’s total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to file an annual election with the IRS pursuant to which the Fund may pass-through to its shareholders on a pro rata basis certain foreign income and similar taxes paid by the Fund and such taxes may be claimed, subject to certain limitations, either as a tax credit or deduction by the shareholders. However, none of the Funds expects to qualify for this election.

Taxation of Distributions. Distributions paid out of a Fund’s current and accumulated earnings and profits, whether paid in cash or reinvested in the Fund, generally are deemed to be taxable distributions and must be reported by each shareholder who is required to file a federal income tax return. Dividends and distributions on a Fund’s shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund’s realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund’s net asset value reflects either unrealized gains, or realized but undistributed income or gains. For federal income tax purposes, a Fund’s earnings and profits, described above, are determined at the end of the Fund’s taxable year and are allocated, first to the portion of the taxable year preceding January 1 (if the taxable year for a Fund is other than the calendar year), and thereafter, pro rata to distributions paid over the entire year. Distributions in excess of a Fund’s current and accumulated earnings and profits will first be treated as a return of capital up to the amount of a shareholder’s tax basis in the shareholder’s Fund shares and then as capital gain. A return of capital is generally not taxable, but it reduces a shareholder’s tax basis in the shareholders’ Fund shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition. A Fund may make distributions in excess of its earnings and profits to a limited extent, from time to time.

For federal income tax purposes, distributions of investment income are generally taxable as ordinary or qualified dividend income, and distributions of gains from the sale of investments that a Fund owned (or is deemed to have owned) for one year or less are generally taxable as ordinary income. Distributions properly reported by a Fund as capital gain dividends will be taxable to shareholders as long-term capital gain (to the extent such distributions do not exceed the Fund’s actual net long-term capital gain for the taxable year), regardless of how long a shareholder has held Fund shares, and do not qualify as dividends for purposes of the dividends-received deduction or as qualified dividend income. Each Fund will report capital gain dividends, if any, in a written notice mailed by the Fund to its shareholders.

Some states will not tax distributions made to individual shareholders that are attributable to interest a Fund earned on direct obligations of the U.S. government if a Fund meets the state’s minimum investment or reporting requirements, if any. Investments in Government National Mortgage Association or Federal National Mortgage Association securities, bankers’ acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities generally do not qualify for tax-free treatment. This exemption may not apply to corporate shareholders.

Section 163(j) of the Code generally limits the deductibility of business interest to the sum of the taxpayer’s business interest income and 30% of its adjusted taxable income. Certain small businesses are exempt from such limitations. If a Fund, as a RIC, earns business interest income, the Fund would be permitted to pay Code Section 163(j) interest dividends to its shareholders. A shareholder that receives a Code Section 163(j) interest dividend generally may treat the dividend as interest income for purposes of Code Section 163(j) if certain holding period requirements are met. Generally, the shareholder must have held the fund shares for more than 180 days during the 361-day window beginning 180 days before the ex-dividend date, and the shareholder must not be obligated (under a short sale or otherwise) to make related payments with respect to substantially similar or related property.

Sales, Redemptions and Exchanges of Fund Shares. If a shareholder sells, pursuant to a cash or in-kind redemption, or exchanges the shareholder’s shares of one Fund for another Fund, subject to the discussion below, the shareholder generally will realize a taxable capital gain or loss on the difference between the amount received for the shares (or deemed received in the case of an exchange) and the shareholder’s tax basis in the shares. This gain or loss will be long-term capital gain or loss if the shareholder has held such Fund shares for more than one year at the time of the sale or exchange, and short-term otherwise.

Each Fund is required to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of the Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, each Fund will have the option of redeeming the excess in cash or in-kind. Under current law, a Fund will not recognize gain on the transfer of appreciated property in-kind to a shareholder in satisfaction of the shareholder’s redemption demand.

If a shareholder realizes a loss on a disposition of Fund shares, the loss will be disallowed under the “wash sale” rules to the extent the shareholder purchases substantially identical shares within the 61-day period beginning 30 days before and ending 30 days after the disposition. Any disallowed loss generally will be reflected in an adjustment to the tax basis of the purchased shares.

If a shareholder receives or is deemed to receive a capital gain dividend with respect to any Fund share and such Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as a long-term capital loss to the extent of the capital gain dividend. If such loss is incurred from the redemption of shares pursuant to a periodic redemption plan then Treasury Regulations may permit an exception to this six-month rule. No such regulations have been issued as of the date of this SAI. The deductibility of capital losses is subject to limitations.

Transfers between Shares of Different Funds or Classes of a Single Fund. An exchange of shares of different funds represents the taxable sale of shares from one fund and the purchase of shares of another fund. For U.S. federal income tax purposes, this may produce a taxable gain or loss in your non-tax-qualified account. By contrast, transfers of shares between classes of a single Fund are generally not taxable transactions. Certain “significant holders” of a Fund within the meaning of Treasury Regulation Section 1.368-3(c)(1) will be required to include in their federal income tax returns for the year of the exchange of one class of shares for another of the Fund for which they are significant holders the information listed in Treasury Regulations. The term “significant holders” refers to shareholders of a Fund who own at least one percent (by vote or value) of the total outstanding shares of a Fund, as well as shareholders who own shares of a Fund (immediately before the share class transfer in question) having a tax basis of at least $1 million.

Federal Income Tax Rates. The current maximum stated federal income tax rate applicable to individuals generally is 37% for ordinary income and 20% for net long-term capital gain (in addition to the 3.8% Medicare tax described below).

Current federal income tax law also provides for a maximum individual federal income tax rate applicable to “qualified dividend income” (defined below) equal to the highest net long-term capital gains rate, which (for this purpose) generally is 20%. In general, “qualified dividend income” is income attributable to dividends received by a Fund from domestic and certain foreign corporations, provided certain holding period and other requirements are met by the Fund with respect to the dividend-paying corporation’s stock and by the shareholders with respect to the Fund’s shares. If 95% or more of a Fund’s gross income (excluding net long-term capital gain over net short-term capital loss) constitutes qualified dividend income, all of its distributions (other than capital gain dividends) generally will be treated as qualified dividend income in the hands of individual shareholders, as long as they satisfy the aforementioned holding period requirements with respect to the Fund’s shares. If less than 95% of a Fund’s income is attributable to qualified dividend income, then only the portion of the Fund’s distributions that is attributable to qualified dividend income and designated as such in a timely manner will be so treated in the hands of individual shareholders. Payments received by a Fund derived from securities lending, repurchase agreements and other derivative transactions ordinarily will not qualify as qualified dividend income. The rules attributable to the qualification of Fund distributions as qualified dividend income are complex, including the holding period requirements. Individual Fund shareholders therefore are urged to consult their own tax advisors and financial planners. Income and bond funds typically do not distribute significant amounts of qualified dividend income.

Actual marginal tax rates may be higher for some shareholders, for example, through reductions in deductions. Naturally, the amount of tax payable by any taxpayer will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters.

Surtax on Net Investment Income. An additional 3.8% Medicare tax is imposed on certain net investment income of an individual taxpayer and to the undistributed net investment income of certain estates and trusts, in each case to the extent that such taxpayer’s gross income, as adjusted, exceeds a threshold amount. Net investment income includes interest, dividends, royalties, rents, gross income from a trade or business involving passive activities, and net gain from disposition of property (other than certain property held in a non-passive trade or business). Net investment income also includes dividend income and capital gain distributions received by a Fund shareholder from a Fund, as well as the shareholder’s net gains from redemptions or other taxable dispositions of Fund shares. Net investment income is reduced by deductions properly allocable to such income.

Cost Basis Reporting. A Fund (or its administrative agent) must report to the IRS and furnish to fund shareholders the cost basis information for fund shares purchased on or after January 1, 2012 (“covered shares”) and subsequently redeemed, exchanged or otherwise sold and whether covered shares had a short-term or long-term holding period. This requirement is in addition to the requirement to report the gross proceeds from the sale of Fund shares, which applies to all fund shares.

The Funds will allow Shareholders to elect from among several IRS-accepted cost basis methods to calculate the cost basis of their covered shares. In the absence of such an election by a shareholder, each Fund will use its default cost basis method. The cost basis method elected or applied may not be changed after the settlement date of a sale of Fund shares. Once a Fund shareholder has elected a cost basis reporting method, the election will apply to all future transactions in covered shares unless the shareholder revokes or changes the standing election.

Backup Withholding. A Fund is generally required to withhold and remit to the U.S. Treasury, subject to certain exemptions (such as for certain corporate or foreign shareholders), an amount equal to 24% of all distributions and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to a Fund shareholder if the shareholder (i) fails to furnish the Fund with a correct “taxpayer identification number” (“TIN”), (ii) is identified by the IRS as otherwise subject to backup withholding, or (iii) fails to timely certify to the Funds that it is a U.S. person who is not subject to such withholding.

Backup withholding is not an additional tax imposed on a shareholder. A shareholder may apply amounts withheld as a credit against the shareholder’s federal income tax liability and may obtain a refund of any excess amounts withheld, provided that the required information is furnished to the IRS. If a shareholder fails to furnish a valid TIN upon request, the shareholder can be subject to IRS penalties.

Corporate Shareholders. Subject to limitations and other rules, a corporate shareholder of a Fund may be eligible for a 50% dividends-received deduction on Fund distributions attributable to dividends received by the Fund from domestic corporations, which, if received directly by the corporate shareholder, would qualify for such a deduction. For a corporate shareholder to receive this deduction, it must hold its Fund shares (and must not have certain protections against risk of loss) for at least 46 days for the 91-day period beginning on the date 45 days before the date on which the Fund’s shares becomes ex-dividend. Additionally, the Fund must meet similar holding period requirements with respect to shares of the domestic corporation issuing dividends. The dividends-received deduction is also reduced for dividends on certain debt-financed portfolio stock.

A portion of the interest paid or accrued on certain high-yield discount obligations owned by a Fund may not be deductible to the issuer. If a portion of the interest paid or accrued on certain high-yield discount obligations is not deductible, that portion will be treated as a dividend for purposes of the corporate dividends-received deduction if certain requirements are met. In such cases, if the issuer of the obligation is a domestic corporation, dividend payments by a Fund may be eligible for the dividends-received deduction to the extent of the dividend portion of such interest.

Foreign Shareholders. For purposes of this discussion, the term “Foreign Shareholders” refers to owners of beneficial interests in shares of the Fund that are foreign persons, including: (i) individuals classified as nonresident alien individuals for U.S. tax purposes, (ii) foreign trusts (i.e., a trust other than a trust with respect to which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust, and trusts that have a valid election in effect under applicable Treasury regulations to be treated as a U.S. person), (iii) foreign estates (i.e., an estate the income of which is not generally subject to U.S. tax on its foreign-source income), and (iv) foreign corporations (i.e., entities classified as corporations for U.S. tax purposes other than an entity organized under the laws of the United States or any state). If a pass-through entity (including any entity treated as a partnership or S corporation for U.S. federal income tax purposes) is a beneficial owner of shares, the tax treatment of an owner of the pass-through entity will generally depend upon the status of the owners and the activities of the entity. Pass-through entities that are considering the purchase of shares of, a Fund should consult their tax advisers regarding the U.S. federal income tax consequences of the purchase, ownership and disposition of shares of a Fund.

This discussion does not address tax consequence of special concern to Foreign Shareholders subject to special U.S. tax rules, including:

•	former U.S. citizens and residents and expatriated or inverted entities;

•	a nonresident alien individual present in the United States for 183 days or more in a taxable year;

•	a controlled foreign corporation, passive foreign investment company, or a foreign government; or

•

a Foreign Shareholder whose income from the Fund is effectively connected with a U.S. trade or business of the Foreign Shareholder or, if a U.S. income tax treaty applies, is attributable to a U.S. permanent establishment of the Foreign Shareholder as determined under such treaty.

U.S. Withholding Requirements on Distributions to Foreign Shareholders Generally

Subject to the exceptions described below, distributions made to Foreign Shareholders will be subject to non-refundable federal income tax withholding at a 30% rate (or such lower rate provided under an applicable income tax treaty) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding. Such withholding is something referred to as “Chapter 3 Withholding.” If any distribution made by the Fund is “effectively connected” with a U.S. trade or business (or, if an applicable income tax treaty so requires, is attributable to a permanent establishment) of the recipient Foreign Shareholder, federal income tax withholding generally applicable to Foreign Shareholders will not apply provided that the shareholder provides the Fund with proper document (generally on an IRS Form W-8ECI) certifying its eligibility for such treatment, and the distribution will be subject to the tax, withholding, and reporting requirements generally applicable to U.S. shareholders, and an additional branch profits tax may apply if the Foreign Shareholder is a foreign corporation.

Short-term Capital Gain Dividends

If a Foreign Shareholder timely furnishes valid tax documentation on the appropriate IRS Form W-8 certifying its non-U.S. status, short-term capital gain dividends properly reported by the Fund to shareholders as paid from its net short-term capital gains in excess of the Fund’s net long-term capital losses, other than short-term capital gains realized on disposition of U.S. real property interests (see the discussion below under “Redemptions and Capital Gain Dividends”), will not be subject to U.S. withholding tax unless the shareholder is a nonresident alien individual present in the United States for periods aggregating 183 days or more during the taxable year of the dividend and certain other conditions apply.

Interest-Related Dividends

If a Foreign Shareholder timely furnishes valid tax documentation on the appropriate IRS Form W-8 certifying its non-U.S. status, dividends properly reported by the Fund to shareholders as interest-related dividends and paid from its “qualified net interest income” generally will not be subject to U.S. withholding tax. “Qualified net interest income” includes, in general, the sum of a Fund’s U.S. source: (i) bank deposit interest, (ii) short-term original issue discount (payable 183 days or less from the date of its original issuance), (iii) interest on obligations in registered form that qualifies as “portfolio interest,” and (iv) any interest-related dividend passed through from another RIC, in each case in excess of deduction allocable to the interest income. However, with respect to clauses (iii) and (iv), a Fund’s interest-related dividends paid to a Foreign Shareholder are subject to U.S. taxation to the extent attributable to interest received by the Fund on indebtedness issued by (a) the Foreign Shareholder, (b) any corporation or partnership of which the Foreign Shareholder is a 10 percent owner, or (c) a person related to the Foreign Shareholder if the Foreign Shareholder is a controlled foreign corporation. In addition, dividends do not qualify as interest-related dividends if paid to Foreign Shareholders in countries for certain periods during which the Secretary of the Treasury determines that there is inadequate information exchange between such country and the United States to prevent the evasion of U.S. income tax by a U.S. person.

Shares Held Through an Intermediary

Where shares of a Fund are held through an intermediary, even if the Fund reports a distribution in a manner described above, no assurance can be made that the intermediary will respect such a designation. Foreign shareholders should contact their intermediaries regarding the application of these rules to their accounts. In addition, the foregoing exemptions from U.S. withholding tax do not apply to withholding required under the Foreign Account Tax Compliance Act (“FATCA”), described under the discussion below under “Withholding on Shares Held Through Foreign Accounts.”

Redemptions and Capital Gain Dividends

In general, a Foreign Shareholder’s capital gains realized on the redemption or other disposition of shares of a Fund or from capital gain dividends are not subject to federal income or withholding tax, provided that the Fund obtains a properly completed and signed certificate of foreign status (generally on an applicable IRS Form W-8) unless: (i) such gains or distributions are effectively connected with a U.S. trade or business (or, if an applicable income tax treaty so requires, are attributable to a permanent establishment) of the Foreign Shareholder, (ii) in the case of an individual Foreign Shareholder, the shareholder is present in the United States for a period or periods aggregating 183 days or more during the year of the disposition of Fund shares or the receipt of capital gain dividends and certain other conditions are met; or (iii) the Fund is a “qualified investment entity.” A RIC is a “qualified investment entity” if it either is a “U.S. real property holding corporation” (a “USRPHC”) or would be a USRPHC but for the application of certain exceptions to the definition of that term. A USRPHC is a domestic corporation that holds U.S. real property interests (“USRPIs”) the fair market value of which equals or exceeds 50% of the sum of the fair market values of the corporation’s interests in real property and trade or business assets. USRPIs generally include any interest in U.S. real property and any interest (other than solely as a creditor) in a domestic corporation that was a USRPHC in the preceding five years (or during the shareholder’s holding period in shares of the USRPHC, if shorter). However, the term “USRPI” does not include a “domestically controlled” qualified investment entity as defined to include a qualified investment entity if less than 50% of its shares were owned, directly or indirectly, by foreign persons at all times over specified periods.

If a Foreign Shareholder is subject to tax for the reason identified in clause (i), above, the tax, withholding, and reporting requirements applicable to U.S. shareholders generally will apply to the Foreign Shareholder and an additional branch profits tax may apply if the Foreign Shareholder is a foreign corporation. If clause (i) is inapplicable but clause (ii), above, applies, such gains and distributions will be subject to federal income tax at a 30% rate (or such lower rate provided under an applicable income tax treaty). If clause (iii), above, applies, any distributions to a Foreign Shareholder (including, in certain cases, distributions made by the Fund in redemption of its shares) attributable to gains realized by the Fund on the disposition of USRPIs or attributable to certain distributions received by the Fund from a lower-tier RIC or real estate investment trust, would be subject to U.S. tax withholding. In addition, such distributions could result in the Foreign Shareholder being required to file a U.S. income tax return and pay tax on the distributions at regular U.S. federal income tax rates. The consequences to a Foreign Shareholder, including the rate of withholding and the character of such distributions (e.g., as ordinary income or capital gain), would depend upon the extent of the Foreign Shareholder’s current and past ownership of the Fund. In addition, if the stock of a Fund were considered a USRPI, the Fund could be required to withhold U.S. tax on the proceeds of a share redemption by a greater-than-5% Foreign Shareholder, in which case such Foreign Shareholder generally would also be required to file U.S. tax returns and pay any additional taxes due in connection with the redemption.

No assurance can be provided that a Fund will not constitute a qualified investment entity or a USRPHC. Whether or not a Fund is characterized as a “qualified investment entity” or a USRPHC will depend upon the nature and mix of the Fund’s assets. Foreign shareholders should consult their tax advisors concerning the application of these rules to their investment in a Fund.

Certification Requirements

In general, a Foreign Shareholder that intends to qualify for a lower rate of withholding from a Fund under an applicable U.S. income tax treaty must provide the Fund with proper document (generally on an IRS Form W-8BEN or an IRS Form W-8BEN-E) certifying its eligibility for treaty relief. Foreign Shareholders should consult their tax advisers in this regard. Treaty relief is not available for excess inclusions received directly or indirectly from REMIC residual interests or from REIT TMPs that are allocated to Fund shareholders. See “Taxation of Fund Investments,” above.

Distributions and redemption proceeds paid or credited to a Foreign Shareholder are generally exempt from backup withholding. However, a Foreign Shareholder may be required to establish that exemption by providing certification of foreign status on an appropriate IRS Form W-8.

Withholding on Shares Held Through Foreign Accounts. Under FATCA, special withholding rules apply when U.S. persons or non-U.S. persons hold investments in the Funds through foreign financial institutions (“FFIs”) or non-financial foreign entities (“NFFEs”). Under FATCA, FFIs or NFFEs that own shares of a Fund on behalf of U.S. persons may be subject to a 30% withholding tax on certain distributions paid by the Fund. The FATCA withholding tax generally may be avoided: (a) by an FFI, if it reports certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI and satisfies certain withholding requirements, and (b) by an NFFE, if it: (i) certifies that is has no substantial U.S. persons as owners or (ii) if it does have such owners, reports information relating to them to the withholding agent (which may be the Fund). The U.S. Treasury has negotiated intergovernmental agreements (each, an “IGA”) with certain countries and is in various stages of negotiations with other foreign countries with respect to one or more alternative approaches to implement FATCA. An entity in one of those countries may be required to comply with the terms of an IGA and applicable local law instead of U.S. Treasury regulations.

An FFI can avoid FATCA withholding by becoming a “participating FFI,” which requires the FFI to enter into a tax compliance agreement with the IRS under section 1471(b) of the Code under which it agrees to verify, report and disclose certain of its U.S. accountholders and provided that such entity meets certain other specified requirements. The FFI will report to the IRS, or, depending on the FFI’s country of residence, to the government of that country (pursuant to the terms and conditions of an applicable IGA and applicable law), which will, in turn, report to the IRS. An FFI that is resident in a country that has entered into an IGA with the U.S. to implement FATCA will be exempt from FATCA withholding provided that the FFI shareholder and the applicable foreign government comply with the terms of such agreement.

An NFFE that is the beneficial owner of a payment from a Fund can avoid FATCA withholding generally by certifying that it does not have any substantial U.S. owners or by providing the name, address and taxpayer identification number of each substantial U.S. owner. The NFFE will report to the Fund or other applicable withholding agent, which will, in turn, report information to the IRS.

FFIs or NFFEs also may fall into certain exempt, excepted or deemed compliant categories as established by U.S. Treasury regulations, IGAs, and other guidance regarding FATCA. An FFI or NFFE that invests in a Fund will need to provide the Fund with documentation properly certifying the entity’s status under FATCA in order to avoid FATCA withholding. The requirements imposed by FATCA are different from, and in addition to, the U.S. certification rules to avoid backup withholding described above.

Tax-Qualified Plans. Shares of the Funds may be available for a variety of tax-qualified retirement and plans and accounts as well as investments by tax-exempt entities. Special tax rules apply to investments through such plans. Shareholders and prospective investors should contact their tax advisers and financial planners regarding the tax consequences to them of holding Fund shares through such plans and/or accounts or tax-exempt entities.

Tax-Exempt Shareholders. Tax-exempt shareholders should contact their tax advisers and financial planners regarding the tax consequences to them of an investment in the Funds. In certain circumstances, Keogh, 401(k) and qualified pension plans, as well as IRAs and certain other tax-exempt entities may recognize UBTI from an investment in a Fund. If a charitable remainder trusts (“CRTs”) (as defined in Section 664 of the Code), or another tax-exempt shareholder that is exempt from UBTI, invests in a Fund that invests directly or indirectly in residual interests in REMICs or equity interests in REIT TMPs, the Fund may bear a tax cost with respect to the related excess inclusions (see “Taxation of Fund Investments—Real Estate Investment Trusts and Real Estate Mortgage Investment Conduits,” above), and the cost of any tax paid by the Fund with respect to the excess inclusions allocable to such tax-exempt shareholder may be allocated to the shareholder.

Tax Shelter Reporting Regulations. Under Treasury Regulations, if an individual shareholder recognizes a loss of $2 million or more in a single tax year or if a corporate shareholder recognizes a loss of $10 million or more for a single tax year, or twice such amounts, as applicable, over a combination of years, the shareholder must file with the IRS a disclosure statement on IRS Form 8886. Direct shareholders of securities are in many cases exempt from this reporting requirement, but under current guidance, shareholders of a RIC are not exempt. Future guidance may extend the current exemption from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their own tax advisers to determine the applicability of these regulations in light of their individual circumstances.

Other Tax Matters.

Special tax rules not described in this discussion apply to investments by tax-exempt entities and to investments through defined contribution plans and other tax- qualified plans. Investors who are contemplating such investments should consult their tax advisor to determine the suitability of investing in shares of a Fund and the precise effect of an investment in a Fund would have on their particular tax situations.

A type of savings account known as “Trump accounts” were introduced into the Code in 2025 as a type of individual retirement account for children. Under the beginning of the first calendar year in which the account beneficiary attains the age of 18, a Trump account can be invested only “eligible investments’ which include only investments in mutual funds or exchange traded funds that track the returns of certain types of equity indexes. The Funds do not expect to qualify as an eligible investment for Trump accounts and investors will not be eligible to invest a Trump account in the Fund until the first calendar year in which the account beneficiary reaches the age of 18.

The foregoing discussion relates solely to U.S. federal income tax law. Dividends and distributions also may be subject to state and local taxes. In addition, since MLPs in which the Funds may invest generally conduct business in multiple states the Funds can be subject to income or franchise tax in each of the states in which an MLP does business. The additional cost of preparing and filing the tax returns and paying the related taxes may adversely impact the Funds’ return on its investment in the MLP. Investors are urged to consult their tax advisers regarding specific questions as to U.S. federal, state, local and, where applicable, foreign taxes.

FURTHER INFORMATION ABOUT MERIDIAN

There are no conversion or preemptive rights in connection with any class of shares of the Funds. All shares of the Funds when duly issued will be paid in full and non-assessable. The rights of the holders of shares of common stock of a Fund may not be modified except by vote of the majority of the outstanding voting securities of the Fund. Certificates are not issued unless requested and are never issued for fractional shares. Fractional shares are liquidated at net asset value per share at the time a shareholder account is closed.

Shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares of the Funds (in the aggregate) voting for the election of directors can elect 100% of the directors if they wish to do so. In such event the holders of the remaining less than 50% of the shares voting for the election of directors will not be able to elect any person or persons to the Board.

ADDITIONAL INFORMATION

Shareholder Reports—The fiscal year of each Fund ends on June 30 of each year. Each Fund will issue to its shareholders semi-annual and annual reports; each annual report will contain a schedule of the Fund’s portfolio securities and audited annual financial statements. The Federal income tax status of shareholders’ distributions also will be reported to shareholders after the end of each calendar year.

Registration Statement—The Prospectus and this SAI, together, do not contain all of the information set forth in the Funds’ registration statement and related forms filed with the Securities and Exchange Commission. Certain information is omitted in accordance with rules and regulations of the Commission. The registration statement and related forms are available on the SEC’s Internet Web site at http://www.sec.gov. Statements contained in the Prospectus or this SAI as to the contents of any contract or other document referred to herein or in the Prospectus are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to Meridian’s registration statement, each such statement being qualified in all respects by such reference.

FINANCIAL STATEMENTS

Audited financial statements and the accompanying Report of [_____], the Independent Registered Public Accounting Firm for the Meridian Hedged Equity Fund, Meridian Growth Fund, Meridian Contrarian Fund and Meridian Small Cap Growth Fund as contained in the Annual Report to Shareholders for the fiscal year ended June 30, 2026 are incorporated herein by reference to that report.

EXHIBIT A

DESCRIPTION OF BOND RATINGS

MOODY’S INVESTORS SERVICE, INC. rates the long-term debt securities issued by various entities from “Aaa” to “C,” according to quality as described below:

“Aaa—Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.”

“Aa—Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.”

“A—Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.”

“Baa—Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.”

“Ba—Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.”

“B—Obligations rated B are considered speculative and are subject to high credit risk.”

“Caa—Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.”

“Ca—Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.”

“C—Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.”

STANDARD & POOR’S CORPORATION RATINGS GROUP rates the long-term securities debt of various entities in categories ranging from “Aaa” to “D” according to quality as described below:

“AAA—Extremely strong capacity to meet financial commitments. Highest Rating.”

“AA—Very strong capacity to meet financial commitments.”

“A—Strong capacity to meet financial commitments, but somewhat susceptible to adverse economic conditions and changes in circumstances.”

“BBB—Adequate capacity to meet financial commitments, but more subject to adverse economic conditions.”

“BBB—Considered lowest investment grade by market participants.”

BB+, BB, B, CCC, CC, C—Regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB+ is considered the highest speculative grade by market participants. While such debt will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions. Obligations given a “C” rating are considered currently highly vulnerable obligations.

“D—Payment default on financial commitments.”

Ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

A-56

EXHIBIT B

Summary of ArrowMark’s Proxy Voting Policy

ArrowMark has engaged a third-party voting specialist, Glass Lewis & Co. (“Glass Lewis”), to research, vote and record all proxy ballots for the security positions we maintain on clients’ behalf and for which we have voting authority. Annually, ArrowMark reviews Glass Lewis’ independence and voting guidelines to determine appropriate alignment of shareholders interest. A copy of Glass Lewis’ Proxy Guidelines is included below which may be updated throughout the year.

In circumstances when the portfolio manager or analyst believes that Glass Lewis’ recommendation is not in the best interest of the firm’s clients, we can override Glass Lewis’ recommendation and amend our vote accordingly. Such overrides are approved by the CCO and documented.

Glass Lewis provides us with the necessary information to file Form N-PX and maintains all client voting information for record keeping purposes.

Proxy and Corporate Action Voting

Most Recently Amended: May 2024

Issue

Rule 206(4)-6 under the Advisers Act requires every investment adviser who exercises voting authority with respect to client securities to adopt and implement written policies and procedures, reasonably designed to ensure that the adviser votes proxies and corporate actions in the best interest of its clients. The procedures must address material conflicts that may arise in connection with proxy voting and corporate actions. The Rule further requires the adviser to provide a concise summary of the adviser’s proxy voting and corporate actions processes and offer to provide copies of the complete proxy and corporate action voting policy and procedures to clients upon request. Lastly, the Rule requires that the adviser disclose to clients how they may obtain information on how the adviser voted their proxies and corporate actions.

ArrowMark votes proxies for certain Clients, and therefore has adopted and implemented this Proxy Voting Policy and Procedures.

Risks

In developing this policy and procedures, ArrowMark considered numerous risks associated with its voting of Client proxies. This analysis includes risks such as:

•	ArrowMark does not maintain a written proxy and corporate action voting policy as required by Rule 206(4)-6.

•	Proxies and corporate actions are not voted in Clients’ best interests.

•	Proxies and corporate actions are not identified and voted in a timely manner.

•	Conflicts between ArrowMark’s interests and the Client are not identified; therefore, proxies and corporate actions are not voted appropriately.

•	Third-party proxy voting services do not vote proxies according to ArrowMark’s instructions and in Clients’ best interests.

•	Proxy voting and corporate action records and Client requests to review proxy votes and corporate actions are not maintained.

•	Shares that are out on loan are not called back in a timely manner in order for votes on those shares to be cast.

ArrowMark has established the following guidelines to effectuate and monitor its proxy voting policy and procedures.

Proxy Voting Policy

It is the policy of ArrowMark to vote proxies in the best interest of its Clients. Proxies are an asset of a Client, which should be treated with the same care, diligence, and loyalty as any asset belonging to a Client. To that end, ArrowMark will vote in a way that it believes, consistent with its fiduciary duty, will cause the value of the issue to increase the most or decline the least. Consideration will be given to both the short and long term implications of the proposal to be voted on when considering the optimal vote.

ArrowMark may abstain from voting if it deems that abstaining is in its Clients’ best interests. For example, ArrowMark may be unable to vote securities that have been lent by the custodian. Also, proxy voting in certain countries involves “share blocking,” which limits ArrowMark’s ability to sell the affected security during a blocking period that can last for several weeks. ArrowMark believes that the potential consequences of being unable to sell a security usually outweigh the benefits of participating in a proxy vote, so ArrowMark generally abstains from voting when share blocking is required.

To assist ArrowMark in executing its voting responsibilities, we’ve engaged a third party proxy voting specialist, Glass Lewis & Co., LLC (“Glass Lewis” or the “Proxy Manager”). The services provided by Glass Lewis include in-depth research and voting recommendations intended to create shareholder value.

ArrowMark has reviewed the Proxy Manager’s Guidelines, and has determined that such Guidelines are consistent with its fiduciary responsibilities with respect to its Clients. ArrowMark will review any material amendments to such Guidelines.

Any general or specific proxy voting guidelines provided by an advisory Client or its designated agent in writing will supersede this policy.

Procedures for Identification and Voting of Proxies

The Proxy Manager is responsible for ensuring that all proxies received are voted in a timely manner and voted consistently across all portfolios. Although many proxy proposals can be voted in accordance with the Proxy Manager’s established guidelines (the “Guidelines”), ArrowMark retains the right to vote any proposal in a manner differing from the Guidelines. Such deviations from the Guidelines must be approved by the CCO with a written explanation of the rationale for the deviation. ArrowMark, in conjunction with the custodian, is responsible for ensuring that all corporate actions received are addressed in a timely manner and consistent action is taken across all portfolios.

ArrowMark’s authority to vote proxies or act with respect to other corporate actions is established through the delegation of discretionary authority under its investment advisory agreements. Therefore, unless a Client specifically reserves the right, in writing, to vote its own proxies or to take shareholder action with respect to other corporate actions requiring shareholder actions, ArrowMark will vote all proxies and act on all other actions in a timely manner as part of its full discretionary authority over Clients in accordance with established policies and procedures.

Procedures for Glass Lewis Reconciliation

ArrowMark provides Glass Lewis with a daily holdings file representing all accounts in which ArrowMark has proxy voting authority. ArrowMark’s account master file is reconciled with Glass Lewis’ account master file at least quarterly.

The daily reconciliation process performed by Glass Lewis is as follows:

1.	ArrowMark’s holdings files from Northern Trust are automatically uploaded daily into the Glass Lewis’ ViewPoint system (“ViewPoint”).

2.

If ViewPoint doesn’t recognize security IDs contained in the holdings files, the rejected holdings are sent to Glass Lewis’ securities processing group to be investigated. If there are other errors in the holdings file, the securities processing group will alert the client service manager who will contact ArrowMark.

3.	New Meeting Notices and Agendas are automatically uploaded into the ViewPoint system. Each meeting contains one or more security identifiers associated with it.

4.

The ViewPoint reconciliation engine determines if there are matches between holdings and meetings for which Glass Lewis has not received ballots. These matches are displayed on the Ballot Reconciliation workbench for ViewPoint client service managers and audit team members.

5.

The reconciliation tool can be used for the creation of ballots based on holdings information and the meeting and agenda information. This is a service Glass Lewis offers to clients with accounts that are not contracted with a proxy distribution service, such as Broadridge (“BFS”) or GPD, for the delivery of ballots electronically. The ballots created by Glass Lewis are transmitted directly via email or fax to the custodians once investors’ vote execution instructions are carried out.

6.

If reconciliation records are generated for positions in U.S. companies and/or positions in global companies held in accounts custodied at banks that do contract with a proxy distribution service for the delivery of proxy materials, Glass Lewis will consider these records as “missing ballots” if a ballot has not been received by 10 business days prior to meeting date.

7.

Multiple times a week Glass Lewis sends an automated reconciliation file to BFS with all of our clients’ “open records.” 24 hours later BFS provides us with a response file containing control numbers or further account setup and/or reconciliation instructions. Control numbers are uploaded immediately into VP by the Ballot Reconciliation team. All remaining open records are researched by individual client service managers (i.e., ballot reconciliation and account setup requests/inquiries are sent by email to the custodian).

8.

Once a ballot is created, the corresponding reconciliation record is automatically closed. A record can be closed manually if no ballot is created when the investigation of the issue determines that no ballot will be delivered.

Proxy Review Procedures

On a monthly basis, Glass Lewis provides ArrowMark with two reports: the Proxy Voting Report (“PVR”) and Analyze Voting Activity Report (“AVA”). The CCO or designee will review these reports monthly.

A PVR provides a snapshot of each meeting voted in a given time period and includes but isn’t limited to the following:

•	Agenda Items

•	Management Recommendations

•	Glass Lewis Recommendations

•	ArrowMark’s Policy Recommendations

•	Vote Cast

The AVA can be used to get a broad look at ballot data or can be narrowed down very specifically to only include certain data points. These include:

•	Meeting Types

•	Vote Decisions (with or against management/policy/Glass Lewis)

•	Country of Issue

•	Specific Meeting Issues

•	Proposal Categories

Both the PVR and AVA are able to show the vote recommendations generated by ArrowMark’s Policy, as well as the final vote decision.

Conflicts of Interest

ArrowMark is responsible for monitoring situations where the voting of proxies may present actual or perceived conflicts of interest between itself and Clients.

The following is a non-exhaustive list of potential conflicts of interests that could influence the proxy voting process:

•

Conflict: ArrowMark retains an institutional Client, or is in the process of retaining an institutional Client that is affiliated with an issuer that is held in ArrowMark’s Client portfolios. For example, ArrowMark may be retained to manage Company A’s pension fund. Company A is a public company and ArrowMark Client accounts hold shares of Company A. This type of relationship may influence ArrowMark to vote with management on proxies to gain favor with management. Such favor may influence Company A’s decision to continue its advisory relationship with ArrowMark.

•

Conflict: ArrowMark retains a Client, or is in the process of retaining a Client that is an officer or director of an issuer that is held in ArrowMark’s Client portfolios. The similar conflicts of interest exist in this relationship as discussed above.

•

Conflict: ArrowMark’s Employees maintain a personal and/or business relationship (not an advisory relationship) with issuers or individuals that serve as officers or directors of issuers. For example, the spouse of an Employee may be a high-level executive of an issuer that is held in ArrowMark’s Client portfolios. The spouse could attempt to influence ArrowMark to vote in favor of management.

•

Conflict: ArrowMark or an Employee(s) personally owns a significant number of an issuer’s securities that are also held in ArrowMark’s Client portfolios. For any number of reasons, an Employee(s) may seek to vote proxies in a different direction for his/her personal holdings than would otherwise be warranted by the proxy voting policy. The Employee(s) could oppose voting the proxies according to the policy and successfully influence ArrowMark to vote proxies in contradiction to the policy.

Where a proxy proposal raises a material conflict of interest between ArrowMark’s interests and that of one or more its Clients, including a mutual fund client, the Glass Lewis recommendations will be followed.

Glass Lewis Oversight

In addition to oversight elements included in the Review of Third-Party Service Providers Section, ArrowMark will routinely review Glass Lewis’ Conflict of Interest disclosures including their Conflict of Interest Disclosure list and Conflict Avoidance Procedures. See website for conflict information (http://www.glasslewis.com/about-glass-lewis/disclosure-of-conflict/).

Policy for ArrowMark’s Handling of Corporate Actions

It is the policy of ArrowMark to handle corporate actions in the best interest of its Clients. Corporate actions are integral in maintaining value of an asset of a Client, and should . To that end, ArrowMark will handle corporate actions in a way that it believes, consistent with its fiduciary duty, will cause the value of the asset to increase the most or decline the least. Consideration will be given to both the short and long term implications of the action.

To assist ArrowMark in executing its responsibilities, we’ve engaged our third-party middle office service provider, Northern Trust (“Northern Trust” or the “Middle Office Provider”). The services provided by Northern Trust include acting as an intermediary between ArrowMark and its custodians and prime brokers to facilitate elections for voluntary corporate actions in the market. This service will manage events where there is a market announcement and is offered through the custodians and prime brokers.

ArrowMark has reviewed the Northern Trust Guidelines and processes and has determined that such Guidelines are consistent with its fiduciary responsibilities with respect to its Clients. ArrowMark will review any material amendments to such Guidelines.

Any general or guidelines provided by an advisory Client or its designated agent in writing will supersede this policy.

Procedures for Identification and Voting of Proxies

ArrowMark is responsible for ensuring that all corporate actions are handled in a timely manner and with consistency across all portfolios. ArrowMark utilizes the Northern Trust event manager to access and elect on all corporate actions across client portfolios.

Utilizing Northern Trust, ArrowMark has a centralized view of all custodial/prime broker accounts to manage the lifecycle of events ranging from notifications, inputting decisions and monitoring payments. The service allows ArrowMark to log into a web based portal accessible by both ArrowMark and the Northern Trust middle office processing teams. The service allows the ArrowMark to view upcoming corporate action and optional dividend events in a calendar or an event queue format, get notified of corporate action event related alerts, enter event responses, track workflow statuses and receive event allocation information.

Procedures for ArrowMark’s Receipt of Class Actions

ArrowMark recognizes that as a fiduciary it has a duty to act with the highest obligation of good faith, loyalty, fair dealing and due care. When a recovery is achieved in a class action, investors who owned shares in the company subject to the action have the option to either: (1) opt out of the class action and pursue their own remedy; or (2) participate in the recovery achieved via the class action. Collecting the recovery involves the completion of a Proof of Claim form which is submitted to the Claims Administrator. After the Claims Administrator receives all Proof of Claims, it dispenses the money from the settlement fund to those persons and entities with valid claims.

ArrowMark has engaged an independent class action service, Battea, to handle all class action proceedings.

Recordkeeping

In accordance with Rule 204-2 under the Advisers Act, ArrowMark will maintain for the time periods set forth in the Rule

(i)	These proxy voting procedures and policies, and all amendments thereto;

(ii)	All proxy statements received regarding Client securities (provided however, that the we may rely on the proxy statement filed on EDGAR as its records);

(iii)	A record of all votes cast on behalf of Clients;

(iv)	Records of all Client requests and subsequent responses regarding proxy voting information;

(v)	Any documents prepared by ArrowMark that were material to making a decision how to vote or that memorialized the basis for the decision; and

(vi)	All records relating to requests made to Clients regarding conflicts of interest in voting the proxy.

Such records will be maintained in a readily accessible manner for a period of at least seven years. Proxy statements on file with EDGAR or maintained by the Proxy Manager are not subject to these retention requirements.

Disclosure

ArrowMark will ensure that Part 2 of Form ADV and/or the Fund documents are updated as necessary to reflect: (i) all material changes to the Proxy Voting Policy and Procedures; and (ii) information about how Clients may obtain information on how ArrowMark voted their securities.

ArrowMark will enter into arrangements with all mutual fund clients to provide any information required to be filed by such mutual fund on Form N-PX 60 days after June 30 of each year, and will provide information as requested by the client mutual funds’ board of directors.

Proxy Solicitation

As a matter of practice, it is ArrowMark’s policy to not reveal or disclose to any Client how ArrowMark may have voted (or intends to vote) on a particular proxy until after such proxies have been counted at a shareholder’s meeting. ArrowMark will never disclose such information to unrelated third parties.

The CCO are to be promptly informed of the receipt of any solicitation from any person to vote proxies on behalf of Clients. At no time may any Employee accept any remuneration in the solicitation of proxies. The CCO should handle all responses to such solicitations.

United States

GLASS LEWIS

2025 Benchmark Policy Guidelines

www.glasslewis.com

About Glass Lewis

Glass Lewis is the world’s choice for governance solutions. We enable institutional investors and publicly listed companies to make informed decisions based on research and data. We cover 30,000+ meetings each year, across approximately 100 global markets. Our team has been providing in-depth analysis of companies since 2003, relying solely on publicly available information to inform its policies, research, and voting recommendations.

Our customers include the majority of the world’s largest pension plans, mutual funds, and asset managers, collectively managing over $40 trillion in assets. We have teams located across the United States, Europe, and Asia-Pacific giving us global reach with a local perspective on the important governance issues.

Investors around the world depend on Glass Lewis’ Viewpoint platform to manage their proxy voting, policy implementation, recordkeeping, and reporting. Our industry leading Proxy Paper product provides comprehensive environmental, social, and governance research and voting recommendations weeks ahead of voting deadlines. Public companies can also use our innovative Report Feedback Statement to deliver their opinion on our proxy research directly to the voting decision makers at every investor client in time for voting decisions to be made or changed.

The research team engages extensively with public companies, investors, regulators, and other industry stakeholders to gain relevant context into the realities surrounding companies, sectors, and the market in general. This enables us to provide the most comprehensive and pragmatic insights to our customers.

Join the Conversation

Glass Lewis is committed to ongoing engagement with all market participants.

info@glasslewis.com  | www.glasslewis.com

Guidelines Introduction

Summary of Changes for 2025

Glass Lewis evaluates these guidelines on an ongoing basis and formally updates them on an annual basis. This year we’ve made noteworthy revisions in the following areas, which are summarized below but discussed in greater detail in the relevant section of this document:

Update: 10 March 2025. Glass Lewis has modified our approach to providing proxy voting guidance considering diversity factors at US companies under our Benchmark Policy. For more information, please see our 2025 Supplemental Statement on Diversity Considerations at US Companies.

Update: 17 December 2024. We have removed our discussion on page 42 of stock exchange diversity disclosure requirements.

Board Oversight of AI

We have included a new discussion on our approach to artificial intelligence (AI)-related risk oversight. In recent years, companies have rapidly begun to develop and adopt uses for artificial intelligence (AI) technologies throughout various aspects of their operations. Deployed and overseen effectively, AI technologies have the potential to make companies’ operations and systems more efficient and productive. However, as the use of these technologies has grown, so have the potential risks associated with companies’ development and use of AI. Given these potential risks, the benchmark policy takes the view that boards should be cognizant of, and take steps to mitigate exposure to, any material risks that could arise from their use or development of AI.

In the absence of material incidents related to a company’s use or management of AI-related issues, our benchmark policy will generally not make voting recommendations on the basis of a company’s oversight of, or disclosure concerning, AI-related issues. However, in instances where there is evidence that insufficient oversight and/or management of AI technologies has resulted in material harm to shareholders, Glass Lewis will review a company’s overall governance practices and identify which directors or board-level committees have been charged with oversight of AI-related risks. We will also closely evaluate the board’s response to, and management of, this issue as well as any associated disclosures and the benchmark policy may recommend against appropriate directors should we find the board’s oversight, response or disclosure concerning AI-related issues to be insufficient.

Change-In-Control Provisions

We have updated our discussion of change-in-control provisions in the section “The Link Between Compensation and Performance” to define our benchmark policy view that companies that allow for committee discretion over the treatment of unvested awards should commit to providing clear rationale for how such awards are treated in the event a change in control occurs.

Clarifying Amendments

The following clarifications of our existing policies are included this year:

Board Responsiveness to Shareholder Proposals

We have revised our discussion of board responsiveness to shareholder proposal to reflect that when shareholder proposals receive significant shareholder support (generally more than 30% but less than majority of votes cast), the benchmark policy generally takes the view that boards should engage with shareholders on the issue and provide disclosure addressing shareholder concerns and outreach initiatives.

Reincorporation

We have revised our discussion on reincorporations to reflect that we review all proposals to reincorporate to a different state or country on a case-by-case basis. Our review includes the changes in corporate governance provisions, especially those relating to shareholder rights, material differences in corporate statutes and legal precedents, and relevant financial benefits, among other factors, resulting from the change in domicile.

Approach to Executive Pay Program

We have provided some clarifying statements to the discussion of in the section titled “The Link Between Compensation and Performance” to emphasize Glass Lewis’ holistic approach to analyzing executive compensation programs. There are few program features that, on their own, lead to an unfavorable recommendation from Glass Lewis for a say-on-pay proposal. Our analysis reviews pay programs on a case-by-case basis. We do not utilize a pre-determined scorecard approach when considering individual features such as the allocation of the long-term incentive between performance-based awards and time-based awards. Unfavorable factors in a pay program are reviewed in the context of rationale, overall structure, overall disclosure quality, the program’s ability to align executive pay with performance and the shareholder experience and the trajectory of the pay program resulting from changes introduced by the compensation committee.

A Board of Directors that Serves Shareholder Interest

Election of Directors

The purpose of Glass Lewis’ proxy research and advice is to facilitate shareholder voting in favor of governance structures that will drive performance, create shareholder value and maintain a proper tone at the top. Glass Lewis looks for talented boards with a record of protecting shareholders and delivering value over the medium- and long-term. We believe that a board can best protect and enhance the interests of shareholders if it is sufficiently independent, has a record of positive performance, and consists of individuals with diverse backgrounds and a breadth and depth of relevant experience.

Independence

The independence of directors, or lack thereof, is ultimately demonstrated through the decisions they make. In assessing the independence of directors, we will take into consideration, when appropriate, whether a director has a track record indicative of making objective decisions. Likewise, when assessing the independence of directors we will also examine when a director’s track record on multiple boards indicates a lack of objective decision-making. Ultimately, we believe the determination of whether a director is independent or not must take into consideration both compliance with the applicable independence listing requirements as well as judgments made by the director.

We look at each director nominee to examine the director’s relationships with the company, the company’s executives, and other directors. We do this to evaluate whether personal, familial, or financial relationships (not including director compensation) may impact the director’s decisions. We believe that such relationships make it difficult for a director to put shareholders’ interests above the director’s or the related party’s interests. We also believe that a director who owns more than 20% of a company can exert disproportionate influence on the board, and therefore believe such a director’s independence may be hampered, in particular when serving on the audit committee.

Thus, we put directors into three categories based on an examination of the type of relationship they have with the company:

Independent Director — An independent director has no material financial, familial or other current relationships with the company, its executives, or other board members, except for board service and standard fees paid for that service. Relationships that existed within three to five years1 before the inquiry are usually considered “current” for purposes of this test. For material financial relationships with the company, we apply a three-year look back, and for former employment relationships with the company, we apply a five-year look back.

Affiliated Director — An affiliated director has, (or within the past three years, had) a material financial, familial or other relationship with the company or its executives, but is not an employee of the company.2 This includes directors whose employers have a material financial relationship with the company.3 In addition, we

[1]

NASDAQ originally proposed a five-year look-back period but both it and the NYSE ultimately settled on a three-year look-back prior to finalizing their rules. A five-year standard for former employment relationships is more appropriate, in our view, because we believe that the unwinding of conflicting relationships between former management and board members is more likely to be complete and final after five years. However, Glass Lewis does not apply the five-year look-back period to directors who have previously served as executives of the company on an interim basis for less than one year.

[2]	If a company does not consider a non-employee director to be independent, Glass Lewis will classify that director as an affiliate.
[3]

We allow a five-year grace period for former executives of the company or merged companies who have consulting agreements with the surviving company. (We do not automatically recommend voting against directors in such cases for the first five years.) If the consulting agreement persists after this five-year grace period, we apply the materiality thresholds outlined in the definition of “material.”

view a director who either owns or controls 20% or more of the company’s voting stock, or is an employee or affiliate of an entity that controls such amount, as an affiliate.(4

We view 20% shareholders as affiliates because they typically have access to and involvement with the management of a company that is fundamentally different from that of ordinary shareholders. More importantly, 20% holders may have interests that diverge from those of ordinary holders, for reasons such as the liquidity (or lack thereof) of their holdings, personal tax issues, etc.

Glass Lewis applies a three-year look back period to all directors who have an affiliation with the company other than former employment, for which we apply a five-year look back.

Definition of “Material”: A material relationship is one in which the dollar value exceeds:

•

$50,000 (or where no amount is disclosed) for directors who are paid for a service they have agreed to perform for the company, outside of their service as a director, including professional or other services. This threshold also applies to directors who are the majority or principal owner of a firm that receives such payments; or

•

$120,000 (or where no amount is disclosed) for those directors employed by a professional services firm such as a law firm, investment bank, or consulting firm and the company pays the firm, not the individual, for services.[5] This dollar limit would also apply to charitable contributions to schools where a board member is a professor; or charities where a director serves on the board or is an executive;[6] and any aircraft and real estate dealings between the company and the director’s firm; or

•

1% of either company’s consolidated gross revenue for other business relationships (e.g., where the director is an executive officer of a company that provides services or products to or receives services or products from the company).[7]

[4]

This includes a director who serves on a board as a representative (as part of his or her basic responsibilities) of an investment firm with greater than 20% ownership. However, while we will generally consider him/her to be affiliated, we will not recommend voting against unless (i) the investment firm has disproportionate board representation or (ii) the director serves on the audit committee.

[5]

We may deem such a transaction to be immaterial where the amount represents less than 1% of the firm’s annual revenues and the board provides a compelling rationale as to why the director’s independence is not affected by the relationship.

[6]

We will generally take into consideration the size and nature of such charitable entities in relation to the company’s size and industry along with any other relevant factors such as the director’s role at the charity. However, unlike for other types of related party transactions, Glass Lewis generally does not apply a look-back period to affiliated relationships involving charitable contributions; if the relationship between the director and the school or charity ceases, or if the company discontinues its donations to the entity, we will consider the director to be independent.

[7]

This includes cases where a director is employed by, or closely affiliated with, a private equity firm that profits from an acquisition made by the company. Unless disclosure suggests otherwise, we presume the director is affiliated.

Definition of “Familial” — Familial relationships include a person’s spouse, parents, children, siblings, grandparents, uncles, aunts, cousins, nieces, nephews, in-laws, and anyone (other than domestic employees) who shares such person’s home. A director is an affiliate if: i) he or she has a family member who is employed by the company and receives more than $120,0008 in annual compensation; or, ii) he or she has a family member who is employed by the company and the company does not disclose this individual’s compensation.

Definition of “Company” — A company includes any parent or subsidiary in a group with the company or any entity that merged with, was acquired by, or acquired the company.

Inside Director — An inside director simultaneously serves as a director and as an employee of the company. This category may include a board chair who acts as an employee of the company or is paid as an employee of the company. In our view, an inside director who derives a greater amount of income as a result of affiliated transactions with the company rather than through compensation paid by the company (i.e., salary, bonus, etc. as a company employee) faces a conflict between making decisions that are in the best interests of the company versus those in the director’s own best interests. Therefore, we will recommend voting against such a director.

Additionally, we believe a director who is currently serving in an interim management position should be considered an insider, while a director who previously served in an interim management position for less than one year and is no longer serving in such capacity is considered independent. Moreover, a director who previously served in an interim management position for over one year and is no longer serving in such capacity is considered an affiliate for five years following the date of the director’s resignation or departure from the interim management position.

Voting Recommendations on the Basis of Board Independence

Glass Lewis believes a board will be most effective in protecting shareholders’ interests if it is at least two-thirds independent. We note that each of the Business Roundtable, the Conference Board, and the Council of Institutional Investors advocates that two-thirds of the board be independent. Where more than one-third of the members are affiliated or inside directors, we typically8 recommend voting against some of the inside and/or affiliated directors in order to satisfy the two-thirds threshold.

[8]

Pursuant to SEC rule Item 404 of Regulation S-K under the Securities Exchange Act, compensation exceeding $120,000 is the minimum threshold deemed material for disclosure of transactions involving family members of directors.

[8]

With a staggered board, if the affiliates or insiders that we believe should not be on the board are not up for election, we will express our concern regarding those directors, but we will not recommend voting against the other affiliates or insiders who are up for election just to achieve two-thirds independence. However, we will consider recommending voting against the directors subject to our concern at their next election if the issue giving rise to the concern is not resolved.

In the case of a less than two-thirds independent board, Glass Lewis strongly supports the existence of a presiding or lead director with authority to set the meeting agendas and to lead sessions outside the insider chair’s presence.

In addition, we scrutinize avowedly “independent” chairs and lead directors. We believe that they should be unquestionably independent, or the company should not tout them as such.

Committee Independence

We believe that only independent directors should serve on a company’s audit, compensation, nominating, and governance committees.9 We typically recommend that shareholders vote against any affiliated or inside director seeking appointment to an audit, compensation, nominating, or governance committee, or who has served in that capacity in the past year.

Pursuant to Section 952 of the Dodd-Frank Act, as of January 11, 2013, the U.S. Securities and Exchange Commission (SEC) approved new listing requirements for both the NYSE and NASDAQ which require that boards apply enhanced standards of independence when making an affirmative determination of the independence of compensation committee members. Specifically, when making this determination, in addition to the factors considered when assessing general director independence, the board’s considerations must include: (i) the source of compensation of the director, including any consulting, advisory or other compensatory fee paid by the listed company to the director (the “Fees Factor”); and (ii) whether the director is affiliated with the listing company, its subsidiaries, or affiliates of its subsidiaries (the “Affiliation Factor”).

Glass Lewis believes it is important for boards to consider these enhanced independence factors when assessing compensation committee members. However, as discussed above in the section titled Independence, we apply our own standards when assessing the independence of directors, and these standards also take into account consulting and advisory fees paid to the director, as well as the director’s affiliations with the company and its subsidiaries and affiliates. We may recommend voting against compensation committee members who are not independent based on our standards.

Independent Chair

Glass Lewis believes that separating the roles of CEO (or, more rarely, another executive position) and chair creates a better governance structure than a combined CEO/chair position. An executive manages the business according to a course the board charts. Executives should report to the board regarding their performance in achieving goals set by the board. This is needlessly complicated when a CEO chairs the board, since a CEO/chair presumably will have a significant influence over the board.

[9]

We will recommend voting against an audit committee member who owns 20% or more of the company’s stock, and we believe that there should be a maximum of one director (or no directors if the committee is composed of less than three directors) who owns 20% or more of the company’s stock on the compensation, nominating, and governance committees.

While many companies have an independent lead or presiding director who performs many of the same functions of an independent chair (e.g., setting the board meeting agenda), we do not believe this alternate form of independent board leadership provides as robust protection for shareholders as an independent chair.

It can become difficult for a board to fulfill its role of overseer and policy setter when a CEO/chair controls the agenda and the boardroom discussion. Such control can allow a CEO to have an entrenched position, leading to longer-than-optimal terms, fewer checks on management, less scrutiny of the business operation, and limitations on independent, shareholder-focused goal-setting by the board.

A CEO should set the strategic course for the company, with the board’s approval, and the board should enable the CEO to carry out the CEO’s vision for accomplishing the board’s objectives. Failure to achieve the board’s objectives should lead the board to replace that CEO with someone in whom the board has confidence.

Likewise, an independent chair can better oversee executives and set a pro-shareholder agenda without the management conflicts that a CEO and other executive insiders often face. Such oversight and concern for shareholders allows for a more proactive and effective board of directors that is better able to look out for the interests of shareholders.

Further, it is the board’s responsibility to select a chief executive who can best serve a company and its shareholders and to replace this person when his or her duties have not been appropriately fulfilled. Such a replacement becomes more difficult and happens less frequently when the chief executive is also in the position of overseeing the board.

Glass Lewis believes that the installation of an independent chair is almost always a positive step from a corporate governance perspective and promotes the best interests of shareholders. Further, the presence of an independent chair fosters the creation of a thoughtful and dynamic board, not dominated by the views of senior management. Encouragingly, many companies appear to be moving in this direction — one study indicates that only 10 percent of incoming CEOs in 2014 were awarded the chair title, versus 48 percent in 2002.10 Another study finds that 53 percent of S&P 500 boards now separate the CEO and chair roles, up from 37 percent in 2009, although the same study found that only 34 percent of S&P 500 boards have truly independent chairs.11

We do not recommend that shareholders vote against CEOs who chair the board. However, we typically recommend that our clients support separating the roles of chair and CEO whenever that question is posed in a proxy (typically in the form of a shareholder proposal), as we believe that it is in the long-term best interests of the company and its shareholders.

Further, where the company has neither an independent chair nor independent lead director, we will recommend voting against the chair of the governance committee.

[10]	Ken Favaro, Per-Ola Karlsson and Gary L. Nelson. “The $112 Billion CEO Succession Problem.” (Strategy+Business, Issue 79, Summer 2015).
[11]	Spencer Stuart Board Index, 2019, p. 6.

Performance

The most crucial test of a board’s commitment to the company and its shareholders lies in the actions of the board and its members. We look at the performance of these individuals as directors and executives of the company and of other companies where they have served.

We find that a director’s past conduct is often indicative of future conduct and performance. We often find directors with a history of overpaying executives or of serving on boards where avoidable disasters have occurred serving on the boards of companies with similar problems. Glass Lewis has a proprietary database of directors serving at over 8,000 of the most widely held U.S. companies. We use this database to track the performance of directors across companies.

Voting Recommendations on the Basis of Performance

We typically recommend that shareholders vote against directors who have served on boards or as executives of companies with records of poor performance, inadequate risk oversight, excessive compensation, audit- or accounting-related issues, and/or other indicators of mismanagement or actions against the interests of shareholders. We will reevaluate such directors based on, among other factors, the length of time passed since the incident giving rise to the concern, shareholder support for the director, the severity of the issue, the director’s role (e.g., committee membership), director tenure at the subject company, whether ethical lapses accompanied the oversight lapse, and evidence of strong oversight at other companies.

Likewise, we examine the backgrounds of those who serve on key board committees to ensure that they have the required skills and diverse backgrounds to make informed judgments about the subject matter for which the committee is responsible.

We believe shareholders should avoid electing directors who have a record of not fulfilling their responsibilities to shareholders at any company where they have held a board or executive position. We typically recommend voting against:

•	A director who fails to attend a minimum of 75% of board and applicable committee meetings, calculated in the aggregate.[12]

•

A director who belatedly filed a significant form(s) 4 or 5, or who has a pattern of late filings if the late filing was the director’s fault (we look at these late filing situations on a case-by-case basis).

•	A director who is also the CEO of a company where a serious and material restatement has occurred after the CEO had previously certified the pre-restatement financial statements.

[12]

However, where a director has served for less than one full year, we will typically not recommend voting against for failure to attend 75% of meetings. Rather, we will note the poor attendance with a recommendation to track this issue going forward. We will also refrain from recommending to vote against directors when the proxy discloses that the director missed the meetings due to serious illness or other extenuating circumstances.

•

A director who has received two against recommendations from Glass Lewis for identical reasons within the prior year at different companies (the same situation must also apply at the company being analyzed).

Furthermore, with consideration given to the company’s overall corporate governance, pay-for-performance alignment and board responsiveness to shareholders, we may recommend voting against directors who served throughout a period in which the company performed significantly worse than peers and the directors have not taken reasonable steps to address the poor performance.

Board Responsiveness

Glass Lewis believes that boards should be responsive to shareholders when a significant percentage of shareholders vote contrary to the recommendation of management, depending on the issue.

When 20% of more of shareholders vote contrary to management (which occurs when more than 20% of votes on the proposal are cast as AGAINST and/or ABSTAIN), we believe that boards should engage with shareholders on the issue and demonstrate some initial level of responsiveness. These include instances when 20% or more of shareholders:

(i)	withhold votes from (or vote against) a director nominee; or

(ii)	vote against a management-sponsored proposal.

In our view, a 20% threshold is significant enough to warrant a close examination of the underlying issues and an evaluation of whether the board responded appropriately following the vote, particularly in the case of a compensation or director election proposal. While the 20% threshold alone will not automatically generate a negative vote recommendation from Glass Lewis on a future proposal (e.g., to recommend against a director nominee, against a say-on-pay proposal, etc.), it may be a contributing factor to our recommendation to vote against management’s recommendation in the event we determine that the board did not respond appropriately.

When a majority of shareholders vote contrary to management, we believe that boards should engage with shareholders on the issue and provide a more robust response to fully address shareholder concerns. These include instances when a majority or more of shareholders:

(i)	withhold votes from (or vote against) a director nominee;

(ii)	vote against a management-sponsored proposal;

At controlled companies and companies that have multi-class share structures with unequal voting rights, we will carefully examine the level of approval or disapproval attributed to unaffiliated shareholders when determining whether board responsiveness is warranted. In the case of companies that have multi-class share structures with unequal voting rights, we will generally examine the level of approval or disapproval attributed to unaffiliated shareholders on a “one share, one vote” basis. At controlled and multi-class companies, when at least 20% or more of unaffiliated shareholders vote contrary to management, we believe that boards should engage with shareholders and demonstrate some initial level of responsiveness, and when a majority or more of unaffiliated shareholders vote contrary to management, we believe that boards should engage with shareholders and provide a more robust response to address shareholder concerns.

As a general framework, our evaluation of board responsiveness involves a review of publicly available disclosures (e.g., the proxy statement, annual report, 8-Ks, company website, etc.) released following the date of the company’s last annual meeting up through the publication date of our most current Proxy Paper. Depending on the specific issue, our focus typically includes, but is not limited to, the following:

•	At the board level, any changes in directorships, committee memberships, disclosure of related party transactions, meeting attendance, or other responsibilities;

•	Any revisions made to the company’s articles of incorporation, bylaws or other governance documents;

•	Any press or news releases indicating changes in, or the adoption of, new company policies, business practices or special reports; and

•

Any modifications made to the design and structure of the company’s compensation program, as well as an assessment of the company’s engagement with shareholders on compensation issues as discussed in the Compensation Discussion & Analysis (CD&A), particularly following a material vote against a company’s say-on-pay.

•	Proxy statement disclosure discussing the board’s efforts to engage with shareholders and the actions taken to address shareholder concerns.

Our Proxy Paper analysis will include a case-by-case assessment of the specific elements of board responsiveness that we examined along with an explanation of how that assessment impacts our current voting recommendations.

Board Responsiveness to Shareholder Proposals

Majority-Supported Shareholder Proposals

We expect clear action from the board when shareholder proposals receive support from a majority of votes cast (excluding abstentions and broker non-votes). In our view, this may include fully implementing the request of the shareholder proposal and/or engaging with shareholders on the issue and providing sufficient disclosures to address shareholder concerns.

Significantly Supported Shareholder Proposals

When shareholder proposals receive significant support (generally more than 30% but less than majority of votes cast), we believe an initial level of board responsiveness is warranted. In instances where a shareholder proposal has received at least 30% shareholder support, we generally believe boards should engage with shareholders on the issue and provide disclosure addressing shareholder concerns and outreach initiatives.

Further, as discussed above, at controlled companies and companies that have multi-class share structures with unequal voting rights, we will carefully examine the level of approval or disapproval attributed to unaffiliated shareholders when determining whether board responsiveness is warranted.

The Role of a Committee Chair

Glass Lewis believes that a designated committee chair maintains primary responsibility for the actions of his or her respective committee. As such, many of our committee-specific voting recommendations are against the applicable committee chair rather than the entire committee (depending on the seriousness of the issue). In cases where the committee chair is not up for election due to a staggered board, and where we have identified multiple concerns, we will generally recommend voting against other members of the committee who are up for election, on a case-by-case basis.

In cases where we would ordinarily recommend voting against a committee chair but the chair is not specified, we apply the following general rules, which apply throughout our guidelines:

•

If there is no committee chair, we recommend voting against the longest-serving committee member or, if the longest-serving committee member cannot be determined, the longest-serving board member serving on the committee (i.e., in either case, the “senior director”); and

•	If there is no committee chair, but multiple senior directors serving on the committee, we recommend voting against both (or all) such senior directors.

In our view, companies should provide clear disclosure of which director is charged with overseeing each committee. In cases where that simple framework is ignored and a reasonable analysis cannot determine which committee member is the designated leader, we believe shareholder action against the longest serving committee member(s) is warranted. Again, this only applies if we would ordinarily recommend voting against the committee chair but there is either no such position or no designated director in such role.

Audit Committees and Performance

Audit committees play an integral role in overseeing the financial reporting process because stable capital markets depend on reliable, transparent, and objective financial information to support an efficient and effective capital market process. Audit committees play a vital role in providing this disclosure to shareholders.

When assessing an audit committee’s performance, we are aware that an audit committee does not prepare financial statements, is not responsible for making the key judgments and assumptions that affect the financial statements, and does not audit the numbers or the disclosures provided to investors. Rather, an audit committee member monitors and oversees the process and procedures that management and auditors perform. The 1999 Report and Recommendations of the Blue Ribbon Committee on Improving the Effectiveness of Corporate Audit Committees stated it best:

A proper and well-functioning system exists, therefore, when the three main groups responsible for financial reporting — the full board including the audit committee, financial management including the internal auditors, and the outside auditors — form a ‘three legged stool’ that supports responsible financial disclosure and active participatory oversight. However, in the view of the Committee, the audit committee must be ‘first among equals’ in this process, since the audit committee is an extension of the full board and hence the ultimate monitor of the process.

Standards for Assessing the Audit Committee

For an audit committee to function effectively on investors’ behalf, it must include members with sufficient knowledge to diligently carry out their responsibilities. In its audit and accounting recommendations, the Conference Board Commission on Public Trust and Private Enterprise said “members of the audit committee must be independent and have both knowledge and experience in auditing financial matters.”13

[13]	Commission on Public Trust and Private Enterprise. The Conference Board. 2003.

We are skeptical of audit committees where there are members that lack expertise as a Certified Public Accountant (CPA), Chief Financial Officer (CFO) or corporate controller, or similar experience. While we will not necessarily recommend voting against members of an audit committee when such expertise is lacking, we are more likely to recommend voting against committee members when a problem such as a restatement occurs and such expertise is lacking.

Glass Lewis generally assesses audit committees against the decisions they make with respect to their oversight and monitoring role. The quality and integrity of the financial statements and earnings reports, the completeness of disclosures necessary for investors to make informed decisions, and the effectiveness of the internal controls should provide reasonable assurance that the financial statements are materially free from errors. The independence of the external auditors and the results of their work all provide useful information by which to assess the audit committee.

When assessing the decisions and actions of the audit committee, we typically defer to its judgment and generally recommend voting in favor of its members. However, we will consider recommending that shareholders vote against the following:

•

All members of the audit committee when options were backdated, there is a lack of adequate controls in place, there was a resulting restatement, and disclosures indicate there was a lack of documentation with respect to the option grants.

•

The audit committee chair, if the audit committee does not have a financial expert or the committee’s financial expert does not have a demonstrable financial background sufficient to understand the financial issues unique to public companies.

•	The audit committee chair, if the audit committee did not meet at least four times during the year.

•	The audit committee chair, if the committee has less than three members.

•

Any audit committee member who sits on more than three public company audit committees, unless the audit committee member is a retired CPA, CFO, controller or has similar experience, in which case the limit shall be four committees, taking time and availability into consideration including a review of the audit committee member’s attendance at all board and committee meetings.[14]

•

All members of an audit committee who are up for election and who served on the committee at the time of the audit, if audit and audit-related fees total one-third or less of the total fees billed by the auditor.

•

The audit committee chair when tax and/or other fees are greater than audit and audit-related fees paid to the auditor for more than one year in a row (in which case we also recommend against ratification of the auditor).

[14]

Glass Lewis may exempt certain audit committee members from the above threshold if, upon further analysis of relevant factors such as the director’s experience, the size, industry-mix and location of the companies involved and the director’s attendance at all the companies, we can reasonably determine that the audit committee member is likely not hindered by multiple audit committee commitments.

•	The audit committee chair when fees paid to the auditor are not disclosed.

•

All members of an audit committee where non-audit fees include fees for tax services (including, but not limited to, such things as tax avoidance or shelter schemes) for senior executives of the company. Such services are prohibited by the Public Company Accounting Oversight Board (PCAOB).

•	All members of an audit committee that reappointed an auditor that we no longer consider to be independent for reasons unrelated to fee proportions.

•	All members of an audit committee when audit fees are excessively low, especially when compared with other companies in the same industry.

•

The audit committee chair if the committee failed to put auditor ratification on the ballot for shareholder approval. However, if the non-audit fees or tax fees exceed audit plus audit-related fees in either the current or the prior year, then Glass Lewis will recommend voting against the entire audit committee.

•	All members of an audit committee where the auditor has resigned and reported that a section 10A15 letter has been issued.

•	All members of an audit committee at a time when material accounting fraud occurred at the company.[16]

•	All members of an audit committee at a time when annual and/or multiple quarterly financial statements had to be restated, and any of the following factors apply:[17]

•	The restatement involves fraud or manipulation by insiders;

•	The restatement is accompanied by an SEC inquiry or investigation;

•	The restatement involves revenue recognition;

•	The restatement results in a greater than 5% adjustment to costs of goods sold, operating expense, or operating cash flows; or

•	The restatement results in a greater than 5% adjustment to net income, 10% adjustment to assets or shareholders equity, or cash flows from financing or investing activities.

[15]

Auditors are required to report all potential illegal acts to management and the audit committee unless they are clearly inconsequential in nature. If the audit committee or the board fails to take appropriate action on an act that has been determined to be a violation of the law, the independent auditor is required to send a section 10A letter to the SEC. Such letters are rare and therefore we believe should be taken seriously.

[16]

Research indicates that revenue fraud now accounts for over 60% of SEC fraud cases, and that companies that engage in fraud experience significant negative abnormal stock price declines—facing bankruptcy, delisting, and material asset sales at much higher rates than do non-fraud firms (Committee of Sponsoring Organizations of the Treadway Commission. “Fraudulent Financial Reporting: 1998-2007.” May 2010).

[17]

The SEC issued guidance in March 2021 related to classification of warrants as liabilities at special purpose acquisition companies (SPACs). We will generally refrain from recommending against audit committee members when the restatement in question is solely as a result of the aforementioned SEC guidance.

•

All members of an audit committee if the company repeatedly fails to file its financial reports in a timely fashion. For example, the company has filed two or more quarterly or annual financial statements late within the last five quarters.

•	All members of an audit committee when it has been disclosed that a law enforcement agency has charged the company and/or its employees with a violation of the Foreign Corrupt Practices Act (FCPA).

•	All members of an audit committee when the company has aggressive accounting policies and/or poor disclosure or lack of sufficient transparency in its financial statements.

•

All members of the audit committee when there is a disagreement with the auditor and the auditor resigns or is dismissed (e.g., the company receives an adverse opinion on its financial statements from the auditor).

•	All members of the audit committee if the contract with the auditor specifically limits the auditor’s liability to the company for damages.[18]

•

All members of the audit committee who served since the date of the company’s last annual meeting if, since the last annual meeting, the company has reported a material weakness that has not yet been corrected and the company has not disclosed a remediation plan; or when a material weakness has been ongoing for more than one year and the company has not disclosed an updated remediation plan that clearly outlines the company’s progress toward remediating the material weakness.

Material Weaknesses

Effective internal controls over financial reporting should ensure the integrity of companies’ accounting and financial reporting.

The SEC guidance regarding Management’s Report on Internal Control Over Financial Reporting requires that reports on internal control should include: (i) a statement of management’s responsibility for establishing and maintaining adequate internal control over financial reporting for the company; (ii) management’s assessment of the effectiveness of the company’s internal control over financial reporting as of the end of the company’s most recent fiscal year; (iii) a statement identifying the framework used by management to evaluate the effectiveness of the company’s internal control over financial reporting; and (iv) a statement that the registered public accounting firm that audited the company’s financial statements included in the annual report has issued an attestation report on management’s assessment of the company’s internal control over financial reporting.

A material weakness occurs when a company identifies a deficiency, or a combination of deficiencies, in internal controls over financial reporting, such that there is a reasonable possibility that a material misstatement of the company’s annual or interim financial statements will not be prevented or detected on a timely basis. Failure to maintain effective internal controls can create doubts regarding the reliability of financial reporting and the preparation of financial statements in accordance with U.S. GAAP and may lead to companies publishing financial statements that are not free of errors or misstatements.

[18]	The Council of Institutional Investors. “Corporate Governance Policies,” p. 4, April 5, 2006; and “Letter from Council of Institutional Investors to the AICPA,” November 8, 2006.

We believe it is the responsibility of audit committees to ensure that material weaknesses are remediated in a timely manner and that companies disclose remediation plans that include detailed steps to resolve a given material weakness. In cases where a material weakness has been ongoing for more than one fiscal year, we expect the company to disclose an updated remediation plan at least annually thereafter. Updates to existing remediation plans should state the progress the company has made toward remediating the material weakness and the remaining actions the company plans to take until the material weakness is fully remediated. As such, we are critical of audit committees when companies disclose remediation plans that remain unchanged from a prior period.

When a material weakness is reported and the company has not disclosed a remediation plan, or when a material weakness has been ongoing for more than one year and the company has not disclosed an updated remediation plan that clearly outlines the company’s progress toward remediating the material weakness, we will consider recommending that shareholders vote against all members of a company’s audit committee who served on the committee during the time when the material weakness was identified.

We also take a dim view of audit committee reports that are boilerplate, and which provide little or no information or transparency to investors. When a problem such as a material weakness, restatement or late filings occurs, in forming our judgment with respect to the audit committee we take into consideration the transparency of the audit committee report.

Compensation Committee Performance

Compensation committees have a critical role in determining the compensation of executives. This includes deciding the basis on which compensation is determined, as well as the amounts and types of compensation to be paid. This process begins with the hiring and initial establishment of employment agreements, including the terms for such items as pay, pensions and severance arrangements. It is important in establishing compensation arrangements that compensation be consistent with, and based on the long-term economic performance of, the business’s long-term shareholders returns.

Compensation committees are also responsible for the oversight of the transparency of compensation. This oversight includes disclosure of compensation arrangements, the matrix used in assessing pay for performance, and the use of compensation consultants. In order to ensure the independence of the board’s compensation consultant, we believe the compensation committee should only engage a compensation consultant that is not also providing any services to the company or management apart from their contract with the compensation committee. It is important to investors that they have clear and complete disclosure of all the significant terms of compensation arrangements in order to make informed decisions with respect to the oversight and decisions of the compensation committee.

Finally, compensation committees are responsible for oversight of internal controls over the executive compensation process. This includes controls over gathering information used to determine compensation, establishment of equity award plans, and granting of equity awards. For example, the use of a compensation consultant who maintains a business relationship with company management may cause the committee to make decisions based on information that is compromised by the consultant’s conflict of interests. Lax controls can also contribute to improper awards of compensation such as through granting of backdated or spring-loaded options, or granting of bonuses when triggers for bonus payments have not been met.

Central to understanding the actions of compensation committee is a careful review of the CD&A report included in each company’s proxy. We review the CD&A in our evaluation of the overall compensation practices of a company, as overseen by the compensation committee. The CD&A is also integral to the evaluation of compensation proposals at companies, such as advisory votes on executive compensation, which allow shareholders to vote on the compensation paid to a company’s top executives.

When assessing the performance of compensation committees, we will consider recommending that shareholders vote against the following:

•

All members of a compensation committee during whose tenure the committee failed to address shareholder concerns following majority shareholder rejection of the say-on-pay proposal in the previous year. Where the proposal was approved but there was a significant shareholder vote (i.e., greater than 20% of votes cast) against the say-on-pay proposal in the prior year, if the board did not respond sufficiently to the vote including actively engaging shareholders on this issue, we will also consider recommending voting against the chair of the compensation committee or all members of the compensation committee, depending on the severity and history of the compensation problems and the level of shareholder opposition.

•

All members of the compensation committee who are up for election and served when the company failed to align pay with performance if shareholders are not provided with an advisory vote on executive compensation at the annual meeting.[19]

•

Any member of the compensation committee who has served on the compensation committee of at least two other public companies that have consistently failed to align pay with performance and whose oversight of compensation at the company in question is suspect.

•	All members of the compensation committee (during the relevant time period) if the company entered into excessive employment agreements and/or severance agreements.

•

All members of the compensation committee when performance goals were changed (i.e., lowered) when employees failed or were unlikely to meet original goals, or performance-based compensation was paid despite goals not being attained.

[19]

If a company provides shareholders with a say-on-pay proposal, we will initially only recommend voting against the company’s say-on-pay proposal and will not recommend voting against the members of the compensation committee unless there is a pattern of failing to align pay and performance and/or the company exhibits egregious compensation practices. For cases in which the disconnect between pay and performance is marginal and the company has outperformed its peers, we will consider not recommending against compensation committee members.

•	All members of the compensation committee if excessive employee perquisites and benefits were allowed.

•	The compensation committee chair if the compensation committee did not meet during the year.

•	All members of the compensation committee when the company repriced options or completed a “self tender offer” without shareholder approval within the past two years.

•	All members of the compensation committee when vesting of in-the-money options is accelerated.

•

All members of the compensation committee when option exercise prices were backdated. Glass Lewis will recommend voting against an executive director who played a role in and participated in option backdating.

•	All members of the compensation committee when option exercise prices were spring-loaded or otherwise timed around the release of material information.

•

All members of the compensation committee when a new employment contract is given to an executive that does not include a clawback provision and the company had a material restatement, especially if the restatement was due to fraud.

•

The chair of the compensation committee where the CD&A provides insufficient or unclear information about performance metrics and goals, where the CD&A indicates that pay is not tied to performance, or where the compensation committee or management has excessive discretion to alter performance terms or increase amounts of awards in contravention of previously defined targets.

•

All members of the compensation committee during whose tenure the committee failed to implement a shareholder proposal regarding a compensation-related issue, where the proposal received the affirmative vote of a majority of the voting shares at a shareholder meeting, and when a reasonable analysis suggests that the compensation committee (rather than the governance committee) should have taken steps to implement the request.[20]

•

All members of the compensation committee when the board has materially decreased proxy statement disclosure regarding executive compensation policies and procedures in a manner which substantially impacts shareholders’ ability to make an informed assessment of the company’s executive pay practices.

•

All members of the compensation committee when new excise tax gross-up provisions are adopted in employment agreements with executives, particularly in cases where the company previously committed not to provide any such entitlements in the future.

•	All members of the compensation committee when the board adopts a frequency for future advisory votes on executive compensation that differs from the frequency approved by shareholders.

•

The chair of the compensation committee when” mega-grants” have been granted and the awards present concerns such as excessive quantum, lack of sufficient performance conditions, and/or are excessively dilutive, among others.

20  In all other instances (i.e., a non-compensation-related shareholder proposal should have been implemented) we recommend that shareholders vote against the members of the governance committee.

Nominating and Governance Committee Performance

The nominating and governance committee is responsible for the governance by the board of the company and its executives. In performing this role, the committee is responsible and accountable for selection of objective and competent board members. It is also responsible for providing leadership on governance policies adopted by the company, such as decisions to implement shareholder proposals that have received a majority vote. At most companies, a single committee is charged with these oversight functions; at others, the governance and nominating responsibilities are apportioned among two separate committees.

Consistent with Glass Lewis’ philosophy that boards should have diverse backgrounds and members with a breadth and depth of relevant experience, we believe that nominating and governance committees should consider diversity when making director nominations within the context of each specific company and its industry. In our view, shareholders are best served when boards make an effort to ensure a constituency that is not only reasonably diverse on the basis of age, race, gender and ethnicity, but also on the basis of geographic knowledge, industry experience, board tenure and culture.

Regarding the committee responsible for governance, we will consider recommending that shareholders vote against the following:

•

All members of the governance committee[21] during whose tenure a shareholder proposal relating to important shareholder rights received support from a majority of the votes cast (excluding abstentions and broker non-votes) and the board has not begun to implement or enact the proposal’s subject matter.[22] Examples of such shareholder proposals include those seeking a declassified board structure, a majority vote standard for director elections, or a right to call a special meeting. In determining whether a board has sufficiently implemented such a proposal, we will examine the quality of the right enacted or proffered by the board for any conditions that may unreasonably interfere with the shareholders’ ability to exercise the right (e.g., overly restrictive procedural requirements for calling a special meeting).

•

All members of the governance committee when a shareholder resolution is excluded from the meeting agenda but the SEC has declined to state a view on whether such resolution should be excluded, or when the SEC has verbally permitted a company to exclude a shareholder proposal but there is no written record provided by the SEC about such determination and the company has not provided any disclosure concerning this no-action relief.

[21]

If the board does not have a committee responsible for governance oversight and the board did not implement a shareholder proposal that received the requisite support, we will recommend voting against the entire board. If the shareholder proposal at issue requested that the board adopt a declassified structure, we will recommend voting against all director nominees up for election.

[22]

Where a compensation-related shareholder proposal should have been implemented, and when a reasonable analysis suggests that the members of the compensation committee (rather than the governance committee) bear the responsibility for failing to implement the request, we recommend that shareholders only vote against members of the compensation committee.

•	The governance committee chair when the chair is not independent and an independent lead or presiding director has not been appointed.[23]

•

The governance committee chair at companies with a multi-class share structure and unequal voting rights when the company does not provide for a reasonable sunset of the multi-class share structure (generally seven years or less).

•	In the absence of a nominating committee, the governance committee chair when there are fewer than five, or the whole governance committee when there are more than 20 members on the board.

•	The governance committee chair when the committee fails to meet at all during the year.

•

The governance committee chair, when for two consecutive years the company provides what we consider to be “inadequate” related party transaction disclosure (i.e., the nature of such transactions and/or the monetary amounts involved are unclear or excessively vague, thereby preventing a share- holder from being able to reasonably interpret the independence status of multiple directors above and beyond what the company maintains is compliant with SEC or applicable stock exchange listing requirements).

•

The governance committee chair, when during the past year the board adopted a forum selection clause (i.e., an exclusive forum provision)[24] designating either a state’s courts for intra-corporate disputes, and/or federal courts for matters arising under the Securities Act of 1933 without shareholder approval,[25] or if the board is currently seeking shareholder approval of a forum selection clause pursuant to a bundled bylaw amendment rather than as a separate proposal.

•

All members of the governance committee during whose tenure the board adopted, without shareholder approval, provisions in its charter or bylaws that, through rules on director compensation, may inhibit the ability of shareholders to nominate directors.

•

The governance committee chair when the board takes actions to limit shareholders’ ability to vote on matters material to shareholder rights (e.g., through the practice of excluding a shareholder proposal by means of ratifying a management proposal that is materially different from the shareholder proposal).

•

The governance committee chair when directors’ records for board and committee meeting attendance are not disclosed, or when it is indicated that a director attended less than 75% of board and committee

[23]

We believe that one independent individual should be appointed to serve as the lead or presiding director. When such a position is rotated among directors from meeting to meeting, we will recommend voting against the governance committee chair as we believe the lack of fixed lead or presiding director means that, effectively, the board does not have an independent board leader.

[24]

A forum selection clause is a bylaw provision stipulating that a certain state or federal jurisdiction is the exclusive forum for specified legal matters. Such a clause effectively limits a shareholder’s legal remedy regarding appropriate choice of venue and related relief.

[25]

Glass Lewis will evaluate the circumstances surrounding the adoption of any forum selection clause as well as the general provisions contained therein. Where it can be reasonably determined that a forum selection clause is narrowly crafted to suit the particular circumstances facing the company and/or a reasonable sunset provision is included, we may make an exception to this policy.

meetings but disclosure is sufficiently vague that it is not possible to determine which specific director’s attendance was lacking.

•	The governance committee chair when a detailed record of proxy voting results from the prior annual meeting has not been disclosed.

•

The governance committee chair when a company does not clearly disclose the identity of a shareholder proponent (or lead proponent when there are multiple filers) in their proxy statement. For a detailed explanation of this policy, please refer to our comprehensive Proxy Paper Guidelines for Shareholder Proposals & ESG-Related Issues, available at www.glasslewis.com/voting-policies-current/.

In addition, we may recommend that shareholders vote against the chair of the governance committee, or the entire committee, where the board has amended the company’s governing documents to reduce or remove important shareholder rights, or to otherwise impede the ability of shareholders to exercise such right, and has done so without seeking shareholder approval. Examples of board actions that may cause such a recommendation include: the elimination of the ability of shareholders to call a special meeting or to act by written consent; an increase to the ownership threshold required for shareholders to call a special meeting; an increase to vote requirements for charter or bylaw amendments; the adoption of provisions that limit the ability of shareholders to pursue full legal recourse — such as bylaws that require arbitration of shareholder claims or that require shareholder plaintiffs to pay the company’s legal expenses in the absence of a court victory (i.e., “fee-shifting” or “loser pays” bylaws); the adoption of a classified board structure; and the elimination of the ability of shareholders to remove a director without cause.

Regarding the nominating committee, we will consider recommending that shareholders vote against the following:

•

All members of the nominating committee, when the committee nominated or renominated an individual who had a significant conflict of interest or whose past actions demonstrated a lack of integrity or inability to represent shareholder interests.

•	The nominating committee chair, if the nominating committee did not meet during the year.

•	In the absence of a governance committee, the nominating committee chair when the chair is not independent, and an independent lead or presiding director has not been appointed.

•	The nominating committee chair, when there are fewer than five, or the whole nominating committee when there are more than 20 members on the board.

•

The nominating committee chair, when a director received a greater than 50% against vote the prior year and not only was the director not removed, but the issues that raised shareholder concern were not corrected.[26]

[26]

Considering that shareholder disapproval clearly relates to the director who received a greater than 50% against vote rather than the nominating chair, we review the severity of the issue(s) that initially raised shareholder concern as well as company responsiveness to such matters, and will only recommend voting against the nominating chair if a reasonable analysis suggests that it would be most appropriate. In rare cases, we will consider recommending against the nominating chair when a director receives a substantial (i.e., 20% or more) vote against based on the same analysis.

•

The chair of the nominating committee of a board that is not at least 30 percent gender diverse,[27] or all members of the nominating committee of a board with no gender diverse directors, at companies within the Russell 3000 index. For companies outside of the Russell 3000 index, we will recommend voting against the chair of the nominating committee if there are no gender diverse directors.

•	The chair of the nominating committee of a board with fewer than one director from an underrepresented community on the board, at companies within the Russell 1000 index.

•

The nominating committee chair when, alongside other governance or board performance concerns, the average tenure of non-executive directors is 10 years or more and no new independent directors have joined the board in the past five years. We will not be making voting recommendations solely on this basis; rather, insufficient board refreshment may be a contributing factor in our recommendations when additional board-related concerns have been identified.

In addition, we may consider recommending shareholders vote against the chair of the nominating committee where the board’s failure to ensure the board has directors with relevant experience, either through periodic director assessment or board refreshment, has contributed to a company’s poor performance. Where these issues warrant an against vote in the absence of both a governance and a nominating committee, we will recommend voting against the board chair, unless the chair also serves as the CEO, in which case we will recommend voting against the longest-serving director.

Board-Level Risk Management Oversight

Glass Lewis evaluates the risk management function of a public company board on a strictly case-by-case basis. Sound risk management, while necessary at all companies, is particularly important at financial firms which inherently maintain significant exposure to financial risk. We believe such financial firms should have a chief risk officer reporting directly to the board and a dedicated risk committee or a committee of the board charged with risk oversight. Moreover, many non-financial firms maintain strategies which involve a high level of exposure to financial risk. Similarly, since many non-financial firms have complex hedging or trading strategies, those firms should also have a chief risk officer and a risk committee.

Our views on risk oversight are consistent with those expressed by various regulatory bodies. In its December 2009 Final Rule release on Proxy Disclosure Enhancements, the SEC noted that risk oversight is a key competence of the board and that additional disclosures would improve investor and shareholder understanding of the role of the board in the organization’s risk management practices. The final rules, which became effective on February 28, 2010, now explicitly require companies and mutual funds to describe (while allowing for some degree of flexibility) the board’s role in the oversight of risk.

When analyzing the risk management practices of public companies, we take note of any significant losses or writedowns on financial assets and/or structured transactions. In cases where a company has disclosed a sizable loss or writedown, and where we find that the company’s board-level risk committee’s poor oversight

[27]	Women and directors that identify with a gender other than male or female.

contributed to the loss, we will recommend that shareholders vote against such committee members on that basis. In addition, in cases where a company maintains a significant level of financial risk exposure but fails to disclose any explicit form of board-level risk oversight (committee or otherwise),28 we will consider recommending to vote against the board chair on that basis. However, we generally would not recommend voting against a combined chair/CEO, except in egregious cases.

Board Oversight of Environmental and Social Issues

Glass Lewis recognizes the importance of ensuring the sustainability of companies’ operations. We believe that insufficient oversight of material environmental and social issues can present direct legal, financial, regulatory and reputational risks that could serve to harm shareholder interests. Therefore, we believe that these issues should be carefully monitored and managed by companies, and that all companies should have an appropriate oversight structure in place to ensure that they are mitigating attendant risks and capitalizing on related opportunities to the best extent possible.

To that end, Glass Lewis believes that companies should ensure that boards maintain clear oversight of material risks to their operations, including those that are environmental and social in nature. These risks could include, but are not limited to, matters related to climate change, human capital management, diversity, stakeholder relations, and health, safety & environment. Given the importance of the board’s role in overseeing environmental and social risks, we believe this responsibility should be formally designated and codified in the appropriate committee charters or other governing documents.

While we believe that it is important that these issues are overseen at the board level and that shareholders are afforded meaningful disclosure of these oversight responsibilities, we believe that companies should determine the best structure for this oversight. In our view, this oversight can be effectively conducted by specific directors, the entire board, a separate committee, or combined with the responsibilities of a key committee.

For companies in the Russell 3000 index and in instances where we identify material oversight concerns, Glass Lewis will review a company’s overall governance practices and identify which directors or board-level committees have been charged with oversight of environmental and/or social issues. Furthermore, given the importance of the board’s role in overseeing environmental and social risks, Glass Lewis will generally recommend voting against the governance committee chair of a company in the Russell 1000 index that fails to provide explicit disclosure concerning the board’s role in overseeing these issues.

When evaluating the board’s role in overseeing environmental and/or social issues, we will examine a company’s committee charters and governing documents to determine if the company has codified and maintained a meaningful level of oversight of and accountability for a company’s material environmental and social impacts.

[28]

A committee responsible for risk management could be a dedicated risk committee, the audit committee, or the finance committee, depending on a given company’s board structure and method of disclosure. At some companies, the entire board is charged with risk management.

Board Oversight of Technology

Cyber Risk Oversight

Companies and consumers are exposed to a growing risk of cyber-attacks. These attacks can result in customer or employee data breaches, harm to a company’s reputation, significant fines or penalties, and interruption to a company’s operations. Further, in some instances, cyber breaches can result in national security concerns, such as those impacting companies operating as utilities, defense contractors, and energy companies.

In response to these issues, regulators have increasingly been focused on ensuring companies are providing appropriate and timely disclosures and protections to stakeholders that could have been adversely impacted by a breach in a company’s cyber infrastructure.

On July 26, 2023, the SEC approved final rules requiring public companies to report cybersecurity incidents deemed material within four days of identifying them, detailing their nature, scope, timing, and material impact under Item 1.05 on Form 8-K.

Furthermore, in annual reports, companies must disclose their processes for assessing, identifying, and managing material cybersecurity risks, along with their material effects; and describe whether any risks from prior incidents have materially affected its business strategy, results of operations, or financial condition (or are reasonably likely to), pursuant to Regulation S-K Item 106. Item 106 will also require registrants to describe the board of directors’ oversight of risks from cybersecurity threats and management’s role and expertise in assessing and managing material risks from cybersecurity threats. Similar rules were also adopted for foreign private issuers. The final rules became effective on September 5, 2023.

Given the regulatory focus on, and the potential adverse outcomes from, cyber-related issues, it is our view that cyber risk is material for all companies. We therefore believe that it is critical that companies evaluate and mitigate these risks to the greatest extent possible. With that view, we encourage all issuers to provide clear disclosure concerning the role of the board in overseeing issues related to cybersecurity, including how companies are ensuring directors are fully versed on this rapidly evolving and dynamic issue. We believe such disclosure can help shareholders understand the seriousness with which companies take this issue.

In the absence of material cyber incidents, we will generally not make voting recommendations on the basis of a company’s oversight or disclosure concerning cyber-related issues. However, in instances where cyber-attacks have caused significant harm to shareholders we will closely evaluate the board’s oversight of cybersecurity as well as the company’s response and disclosures.

Moreover, in instances where a company has been materially impacted by a cyber-attack, we believe shareholders can reasonably expect periodic updates communicating the company’s ongoing progress towards resolving and remediating the impact of the cyber-attack. We generally believe shareholders are best served when such updates include (but are not necessarily limited to) details such as when the company has fully restored its information systems, when the company has returned to normal operations, what resources the company is providing for affected stakeholders, and any other potentially relevant information, until the company considers the impact of the cyber-attack to be fully remediated. These disclosures should focus on the company’s response to address the impacts to affected stakeholders and should not reveal specific and/or technical details that could impede the company’s response or remediation of the incident or that could assist threat actors.

In such instances, we may recommend against appropriate directors should we find the board’s oversight, response or disclosure concerning cybersecurity-related issues to be insufficient, or are not provided to shareholders.

Board Oversight of Artificial Intelligence

In recent years, companies have rapidly begun to develop and adopt uses for artificial intelligence (AI) technologies throughout various aspects of their operations. Deployed and overseen effectively, AI technologies have the potential to make companies’ operations and systems more efficient and productive. However, as the use of these technologies has grown, so have the potential risks associated with companies’ development and use of AI. Given these potential risks, we believe that boards should be cognizant of, and take steps to mitigate exposure to, any material risks that could arise from their use or development of AI.

Companies that use or develop AI technologies should consider adopting strong internal frameworks that include ethical considerations and ensure they have provided a sufficient level of oversight of AI. As such, boards may seek to ensure effective oversight and address skills gaps by engaging in continued board education and/or appointing directors with AI expertise. With that view, we believe that all companies that develop or employ the use of AI in their operations should provide clear disclosure concerning the role of the board in overseeing issues related to AI, including how companies are ensuring directors are fully versed on this rapidly evolving and dynamic issue. We believe such disclosure can help shareholders understand the seriousness with which companies take this issue.

While we believe that it is important that these issues are overseen at the board level and that shareholders are afforded meaningful disclosure of these oversight responsibilities, we believe that companies should determine the best structure for this oversight. In our view, this oversight can be effectively conducted by specific directors, the entire board, a separate committee, or combined with the responsibilities of a key committee.

In the absence of material incidents related to a company’s use or management of AI-related issues, we will generally not make voting recommendations on the basis of a company’s oversight of, or disclosure concerning, AI-related issues. However, in instances where there is evidence that insufficient oversight and/or management of AI technologies has resulted in material harm to shareholders, Glass Lewis will review a company’s overall governance practices and identify which directors or board-level committees have been charged with oversight of AI-related risks. We will also closely evaluate the board’s response to, and management of, this issue as well as any associated disclosures and may recommend against appropriate directors should we find the board’s oversight, response or disclosure concerning AI-related issues to be insufficient.

Board Accountability for Environmental and Social Performance

Glass Lewis carefully monitors companies’ performance with respect to environmental and social issues, including those related to climate and human capital management. In situations where we believe that a company has not properly managed or mitigated material environmental or social risks to the detriment of shareholder value, or when such mismanagement has threatened shareholder value, Glass Lewis may recommend that shareholders vote against the members of the board who are responsible for oversight of environmental and social risks. In the absence of explicit board oversight of environmental and social issues, Glass Lewis may recommend that shareholders vote against members of the audit committee. In making these determinations, Glass Lewis will carefully review the situation, its effect on shareholder value, as well as any corrective action or other response made by the company.

For more information on how Glass Lewis evaluates environmental and social issues, please see Glass Lewis’ Overall Approach to ESG as well as our comprehensive Proxy Paper Guidelines for Shareholder Proposals & ESG-Related Issues, available at www.glasslewis.com/voting-policies-current/.

Board Accountability for Climate-related Issues

Given the exceptionally broad impacts of a changing climate on companies, the economy, and society in general, we view climate risk as a material risk for all companies. We therefore believe that boards should be considering and evaluating their operational resilience under lower-carbon scenarios. While all companies maintain exposure to climate-related risks, we believe that additional consideration should be given to, and that disclosure should be provided by those companies whose GHG emissions represent a financially material risk.

We believe that companies with this increased risk exposure should provide clear and comprehensive disclosure regarding these risks, including how they are being mitigated and overseen. We believe such information is crucial to allow investors to understand the company’s management of this issue, as well as the impact of a lower carbon future on the company’s operations.

In line with this view, Glass Lewis will carefully examine the climate-related disclosures provided by companies in the S&P 500 index with material exposure to climate risk stemming from their own operations29, as well as companies where we believe emissions or climate impacts, or stakeholder scrutiny thereof, represent an outsized, financially material risk, in order to assess whether they have produced disclosures in line with the recommendations of the Task Force on Climate-related Financial Disclosures (TCFD) or IFRS S2 Climate-related Disclosures. We will also assess whether these companies have disclosed explicit and clearly defined board-level oversight responsibilities for climate-related issues. In instances where we find either (or both) of

[29]

This policy will generally apply to companies in the following SASB-defined industries: agricultural products, air freight & logistics, airlines, chemicals, construction materials, containers & packaging, cruise lines, electric utilities & power generators, food retailers & distributors, health care distributors, iron & steel producers, marine transportation, meat, poultry & dairy, metals & mining, non-alcoholic beverages, oil & gas, pulp & paper products, rail transportation, road transportation, semiconductors, waste management. these disclosures to be absent or significantly lacking, we may recommend voting against the chair of the committee (or board) charged with oversight of climate-related issues, or if no committee has been charged with such oversight, the chair of the governance committee. Further, we may extend our recommendation on this basis to additional members of the responsible committee in cases where the committee chair is not standing for election due to a classified board, or based on other factors, including the company’s size, industry and its overall governance profile.

Director Commitments

We believe that directors should have the necessary time to fulfill their duties to shareholders. In our view, an overcommitted director can pose a material risk to a company’s shareholders, particularly during periods of crisis. In addition, recent research indicates that the time commitment associated with being a director has been on a significant upward trend in the past decade.30 As a result, we generally recommend that shareholders vote against a director who serves as an executive officer (other than executive chair) of any public company31 while serving on more than one external public company board, a director who serves as an executive chair of any public company while serving on more than two external public company boards, and any other director who serves on more than five public company boards.

Because we believe that executives will primarily devote their attention to executive duties, we generally will not recommend that shareholders vote against overcommitted directors at the companies where they serve as an executive.

When determining whether a director’s service on an excessive number of boards may limit the ability of the director to devote sufficient time to board duties, we may consider relevant factors such as the size and location of the other companies where the director serves on the board, the director’s board roles at the companies in question, whether the director serves on the board of any large privately-held companies, the director’s tenure on the boards in question, and the director’s attendance record at all companies. In the case of directors who serve in executive roles other than CEO (e.g., executive chair), we will evaluate the specific duties and responsibilities of that role in determining whether an exception is warranted.

We may also refrain from recommending against certain directors if the company provides sufficient rationale for their continued board service. The rationale should allow shareholders to evaluate the scope of the directors’ other commitments, as well as their contributions to the board including specialized knowledge of the company’s

[30]

For example, the 2015-2016 NACD Public Company Governance Survey states that, on average, directors spent a total of 248.2 hours annual on board-related matters during the past year, which it describes as a “historically high level” that is significantly above the average hours recorded in 2006. Additionally, the 2020 Spencer Stuart Board Index indicates that, while 39% of S&P 500 CEOs serve on one additional public board, just 2% of S&P 500 CEOs serve on two additional public boards and only one CEO serves on three.

[31]	When the executive officer in question serves only as an executive at a special purpose acquisition company (SPAC) we will generally apply the higher threshold of five public company directorships.

industry, strategy or key markets, the diversity of skills, perspective and background they provide, and other relevant factors. We will also generally refrain from recommending to vote against a director who serves on an excessive number of boards within a consolidated group of companies in related industries, or a director that represents a firm whose sole purpose is to manage a portfolio of investments which include the company.

Other Considerations

In addition to the three key characteristics — independence, performance, experience — that we use to evaluate board members, we consider conflict-of-interest issues as well as the size of the board of directors when making voting recommendations.

Conflicts of Interest

We believe board members should be wholly free of identifiable and substantial conflicts of interest, regardless of the overall level of independent directors on the board. Accordingly, we recommend that shareholders vote against the following types of directors:

•

A CFO who is on the board: In our view, the CFO holds a unique position relative to financial reporting and disclosure to shareholders. Due to the critical importance of financial disclosure and reporting, we believe the CFO should report to the board and not be a member of it.

•

A director who provides — or a director who has an immediate family member who provides — material consulting or other material professional services to the company. These services may include legal, consulting,[32] or financial services. We question the need for the company to have consulting relationships with its directors. We view such relationships as creating conflicts for directors, since they may be forced to weigh their own interests against shareholder interests when making board decisions. In addition, a company’s decisions regarding where to turn for the best professional services may be compromised when doing business with the professional services firm of one of the company’s directors.

•

A director, or a director who has an immediate family member, engaging in airplane, real estate, or similar deals, including perquisite-type grants from the company, amounting to more than $50,000. Directors who receive these sorts of payments from the company will have to make unnecessarily complicated decisions that may pit their interests against shareholder interests.

[32]

We will generally refrain from recommending against a director who provides consulting services for the company if the director is excluded from membership on the board’s key committees and we have not identified significant governance concerns with the board.

•

Interlocking directorships: CEOs or other top executives who serve on each other’s boards create an interlock that poses conflicts that should be avoided to ensure the promotion of shareholder interests above all else.[33]

•

All board members who served at a time when a poison pill with a term of longer than one year was adopted without shareholder approval within the prior twelve months.[34] In the event a board is classified and shareholders are therefore unable to vote against all directors, we will recommend voting against the remaining directors the next year they are up for a shareholder vote. If a poison pill with a term of one year or less was adopted without shareholder approval, and without adequate justification, we will consider recommending that shareholders vote against all members of the governance committee. If the board has, without seeking shareholder approval, and without adequate justification, extended the term of a poison pill by one year or less in two consecutive years, we will consider recommending that shareholders vote against the entire board.

Size of the Board of Directors

While we do not believe there is a universally applicable optimal board size, we do believe boards should have at least five directors to ensure sufficient diversity in decision-making and to enable the formation of key board committees with independent directors. Conversely, we believe that boards with more than 20 members will typically suffer under the weight of “too many cooks in the kitchen” and have difficulty reaching consensus and making timely decisions. Sometimes the presence of too many voices can make it difficult to draw on the wisdom and experience in the room by virtue of the need to limit the discussion so that each voice may be heard.

To that end, we typically recommend voting against the chair of the nominating committee (or the governance committee, in the absence of a nominating committee) at a board with fewer than five directors or more than 20 directors.

Controlled Companies

We believe controlled companies warrant certain exceptions to our independence standards. The board’s function is to protect shareholder interests; however, when an individual, entity (or group of shareholders party to a formal agreement) owns more than 50%

of the voting shares, the interests of the majority of shareholders are the interests of that entity or individual. Consequently, Glass Lewis does not apply our usual two-thirds board independence rule and therefore we will not recommend voting against boards whose composition reflects the makeup of the shareholder population.

[33]

We do not apply a look-back period for this situation. The interlock policy applies to both public and private companies. On a case-by-case basis, we evaluate other types of interlocking relationships, such as interlocks with close family members of executives or within group companies. Further, we will also evaluate multiple board interlocks among non-insiders (i.e., multiple directors serving on the same boards at other companies), for evidence of a pattern of poor oversight.

[34]	Refer to the “Governance Structure and the Shareholder Franchise” section for further discussion of our policies regarding anti-takeover measures, including poison pills.

Independence Exceptions

The independence exceptions that we make for controlled companies are as follows:

•

We do not require that controlled companies have boards that are at least two-thirds independent. So long as the insiders and/or affiliates are connected with the controlling entity, we accept the presence of non-independent board members.

•	The compensation committee and nominating and governance committees do not need to consist solely of independent directors.

•

We believe that standing nominating and corporate governance committees at controlled companies are unnecessary. Although having a committee charged with the duties of searching for, selecting, and nominating independent directors can be beneficial, the unique composition of a controlled company’s shareholder base makes such committees weak and irrelevant.

•

Likewise, we believe that independent compensation committees at controlled companies are unnecessary. Although independent directors are the best choice for approving and monitoring senior executives’ pay, controlled companies serve a unique shareholder population whose voting power ensures the protection of its interests. As such, we believe that having affiliated directors on a controlled company’s compensation committee is acceptable. However, given that a controlled company has certain obligations to minority shareholders we feel that an insider should not serve on the compensation committee. Therefore, Glass Lewis will recommend voting against any insider (the CEO or otherwise) serving on the compensation committee.

•

Controlled companies do not need an independent chair or an independent lead or presiding director. Although an independent director in a position of authority on the board — such as chair or presiding director — can best carry out the board’s duties, controlled companies serve a unique shareholder population whose voting power ensures the protection of its interests.

Size of the Board of Directors

We have no board size requirements for controlled companies.

Audit Committee Independence

Despite a controlled company’s status, unlike for the other key committees, we nevertheless believe that audit committees should consist solely of independent directors. Regardless of a company’s controlled status, the interests of all shareholders must be protected by ensuring the integrity and accuracy of the company’s financial statements. Allowing affiliated directors to oversee the preparation of financial reports could create an insurmountable conflict of interest.

Board Responsiveness at Multi-Class Companies

At controlled companies and companies that have multi-class share structures with unequal voting rights, we will carefully examine the level of approval or disapproval attributed to unaffiliated shareholders when determining whether board responsiveness is warranted. In the case of companies that have multi-class share structures with unequal voting rights, we will generally examine the level of approval or disapproval attributed to unaffiliated shareholders on a “one share, one vote” basis. At controlled and multi-class companies, when at least 20% or more of unaffiliated shareholders vote contrary to management, we believe that boards should engage with shareholders and demonstrate some initial level of responsiveness, and when a majority or more of unaffiliated shareholders vote contrary to management we believe that boards should engage with shareholders and provide a more robust response to fully address shareholder concerns.

Significant Shareholders

Where an individual or entity holds between 20-50% of a company’s voting power, we believe it is reasonable to allow proportional representation on the board and committees (excluding the audit committee) based on the individual or entity’s percentage of ownership.

Governance Following an IPO, Spin-Off, or Direct Listing

We believe companies that have recently completed an initial public offering (IPO), spin-off, or direct listing should be allowed adequate time to fully comply with marketplace listing requirements and meet basic corporate governance standards. Generally speaking, we refrain from making recommendations on the basis of governance standards (e.g., board independence, committee membership and structure, meeting attendance, etc.) during the one-year period following an IPO.

However, some cases warrant shareholder action against the board of a company that have completed an IPO, spin-off, or direct listing within the past year. When evaluating companies that have recently gone public, Glass Lewis will review the terms of the applicable governing documents in order to determine whether shareholder rights are being severely restricted indefinitely. We believe boards that approve highly restrictive governing documents have demonstrated that they may subvert shareholder interests following the IPO. In conducting this evaluation, Glass Lewis will consider:

•	The adoption of anti-takeover provisions such as a poison pill or classified board

•	Supermajority vote requirements to amend governing documents

•	The presence of exclusive forum or fee-shifting provisions

•	Whether shareholders can call special meetings or act by written consent

•	The voting standard provided for the election of directors

•	The ability of shareholders to remove directors without cause

•	The presence of evergreen provisions in the company’s equity compensation arrangements

•	The presence of a multi-class share structure which does not afford common shareholders voting power that is aligned with their economic interest

In cases where Glass Lewis determines that the board has approved overly restrictive governing documents, we will generally recommend voting against members of the governance committee. If there is no governance committee, or if a portion of such committee members are not standing for election due to a classified board structure, we will expand our recommendations to additional director nominees, based on who is standing for election.

In cases where, preceding an IPO, the board adopts a multi-class share structure where voting rights are not aligned with economic interest, or an anti-takeover provision, such as a poison pill or classified board, we will generally recommend voting against all members of the board who served at the time of the IPO if the board: (i) did not also commit to submitting these provisions to a shareholder vote at the company’s first shareholder meeting following the IPO; or (ii) did not provide for a reasonable sunset of these provisions (generally three to five years in the case of a classified board or poison pill; or seven years or less in the case of a multi-class share structure). In the case of a multi-class share structure, if these provisions are put to a shareholder vote, we will examine the level of approval or disapproval attributed to unaffiliated shareholders when determining the vote outcome.

In our view, adopting an anti-takeover device unfairly penalizes future shareholders who (except for electing to buy or sell the stock) are unable to weigh in on a matter that could potentially negatively impact their ownership interest. This notion is strengthened when a board adopts a classified board with an infinite duration or a poison pill with a five- to ten-year term immediately prior to going public, thereby insulating management for a substantial amount of time.

In addition, shareholders should also be wary of companies that adopt supermajority voting requirements before their IPO. Absent explicit provisions in the articles or bylaws stipulating that certain policies will be phased out over a certain period of time, long-term shareholders could find themselves in the predicament of having to attain a supermajority vote to approve future proposals seeking to eliminate such policies.

Governance Following a Business Combination with a Special Purpose Acquisition Company

The business combination of a private company with a publicly traded special purpose acquisition company (SPAC) facilitates the private entity becoming a publicly traded corporation. Thus, the business combination represents the private company’s de-facto IPO.

We believe that some cases warrant shareholder action against the board of a company that have completed a business combination with a SPAC within the past year.

At meetings where shareholders vote on the business combination of a SPAC with a private company, shareholders are generally voting on a new corporate charter for the post-combination company as a condition to approval of the business combination. In many cases, shareholders are faced with the dilemma of having to approve corporate charters that severely restrict shareholder rights to facilitate the business combination. Therefore, when shareholders are required to approve binding charters as a condition to approval of a business combination with a SPAC, we believe shareholders should also be provided with advisory votes on material charter amendments as a means to voice their opinions on such restrictive governance provisions.

When evaluating companies that have recently gone public via business combination with a SPAC, Glass Lewis will review the terms of the applicable governing documents to determine whether shareholder rights are being severely restricted indefinitely and whether these restrictive provisions were put forth for a shareholder vote on an advisory basis at the prior meeting where shareholders voted on the business combination.

In cases where, prior to the combined company becoming publicly traded, the board adopts a multi-class share structure where voting rights are not aligned with economic interest, or an anti-takeover provision, such as a poison pill or classified board, we will generally recommend voting against all members of the board who served at the time of the combined company becoming publicly traded if the board: (i) did not also submit these provisions to a shareholder vote on an advisory basis at the prior meeting where shareholders voted on the business combination; (ii) did not also commit to submitting these provisions to a shareholder vote at the company’s first shareholder meeting following the company becoming publicly traded; or (iii) did not provide for a reasonable sunset of these provisions (generally three to five years in the case of a classified board or poison pill; or seven years or less in the case of a multi-class share structure).

Consistent with our view on IPOs, adopting an anti-takeover device unfairly penalizes future shareholders who (except for electing to buy or sell the stock) are unable to weigh in on a matter that could potentially negatively impact their ownership interest.

Dual-Listed or Foreign-Incorporated Companies

For companies that trade on multiple exchanges or are incorporated in foreign jurisdictions but trade only in the U.S., we will apply the governance standard most relevant in each situation. We will consider a number of factors in determining which Glass Lewis country-specific policy to apply, including but not limited to: (i) the corporate governance structure and features of the company including whether the board structure is unique to a particular market; (ii) the nature of the proposals; (iii) the location of the company’s primary listing, if one can be determined; (iv) the regulatory/governance regime that the board is reporting against; and (v)  the availability and completeness of the company’s SEC filings.

OTC-listed Companies

Companies trading on the OTC Bulletin Board are not considered “listed companies” under SEC rules and therefore not subject to the same governance standards as listed companies. However, we believe that more stringent corporate governance standards should be applied to these companies given that their shares are still publicly traded.

When reviewing OTC companies, Glass Lewis will review the available disclosure relating to the shareholder meeting to determine whether shareholders are able to evaluate several key pieces of information, including: (i) the composition of the board’s key committees, if any; (ii) the level of share ownership of company insiders or directors; (iii) the board meeting attendance record of directors; (iv) executive and non-employee director compensation; (v) related-party transactions conducted during the past year; and (vi) the board’s leadership structure and determinations regarding director independence.

We are particularly concerned when company disclosure lacks any information regarding the board’s key committees. We believe that committees of the board are an essential tool for clarifying how the responsibilities of the board are being delegated, and specifically for indicating which directors are accountable for ensuring: (i) the independence and quality of directors, and the transparency and integrity of the nominating process; (ii) compensation programs that are fair and appropriate; (iii) proper oversight of the company’s accounting, financial reporting, and internal and external audits; and (iv) general adherence to principles of good corporate governance.

In cases where shareholders are unable to identify which board members are responsible for ensuring oversight of the above-mentioned responsibilities, we may consider recommending against certain members of the board. Ordinarily, we believe it is the responsibility of the corporate governance committee to provide thorough disclosure of the board’s governance practices. In the absence of such a committee, we believe it is appropriate to hold the board’s chair or, if such individual is an executive of the company, the longest-serving non-executive board member accountable.

Mutual Fund Boards

Mutual funds, or investment companies, are structured differently from regular public companies (i.e., operating companies). Typically, members of a fund’s advisor are on the board and management takes on a different role from that of regular public companies. Thus, we focus on a short list of requirements, although many of our guidelines remain the same.

The following mutual fund policies are similar to the policies for regular public companies:

•	Size of the board of directors — The board should be made up of between five and twenty directors.

•	The CFO on the board — Neither the CFO of the fund nor the CFO of the fund’s registered investment advisor should serve on the board.

•	Independence of the audit committee — The audit committee should consist solely of independent directors.

•	Audit committee financial expert — At least one member of the audit committee should be designated as the audit committee financial expert.

The following differences from regular public companies apply at mutual funds:

•

Independence of the board — We believe that three-fourths of an investment company’s board should be made up of independent directors. This is consistent with a proposed SEC rule on investment company boards. The Investment Company Act requires 40% of the board to be independent, but in 2001, the SEC amended the Exemptive Rules to require that a majority of a mutual fund board be independent. In 2005, the SEC proposed increasing the independence threshold to 75%. In 2006, a federal appeals court ordered that this rule amendment be put back out for public comment, putting it back into “proposed rule” status. Since mutual fund boards play a vital role in overseeing the relationship between the fund and its investment manager, there is greater need for independent oversight than there is for an operating company board.

•

When the auditor is not up for ratification — We do not recommend voting against the audit committee if the auditor is not up for ratification. Due to the different legal structure of an investment company compared to an operating company, the auditor for the investment company (i.e., mutual fund) does not conduct the same level of financial review for each investment company as for an operating company.

•

Non-independent chair — The SEC has proposed that the chair of the fund board be independent. We agree that the roles of a mutual fund’s chair and CEO should be separate. Although we believe this would be best at all companies, we recommend voting against the chair of an investment company’s nominating committee as well as the board chair if the chair and CEO of a mutual fund are the same person and the fund does not have an independent lead or presiding director. Seven former SEC commissioners support the appointment of an independent chair and we agree with them that “an independent board chair would be better able to create conditions favoring the long-term interests of fund shareholders than would a chair who is an executive of the advisor.” (See the comment letter sent to the SEC in support of the proposed rule at http://www.sec.gov/news/studies/indchair.pdf.)

•

Multiple funds overseen by the same director — Unlike service on a public company board, mutual fund boards require much less of a time commitment. Mutual fund directors typically serve on dozens of other mutual fund boards, often within the same fund complex. The Investment Company Institute’s (ICI) Overview of Fund Governance Practices, 1994-2012, indicates that the average number of funds served by an independent director in 2012 was 53. Absent evidence that a specific director is hindered from being an effective board member at a fund due to service on other funds’ boards, we refrain from maintaining a cap on the number of outside mutual fund boards that we believe a director can serve on.

Declassified Boards

Glass Lewis favors the repeal of staggered boards and the annual election of directors. We believe staggered boards are less accountable to shareholders than boards that are elected annually. Furthermore, we feel the annual election of directors encourages board members to focus on shareholder interests.

Empirical studies have shown: (i) staggered boards are associated with a reduction in a firm’s valuation; and (ii) in the context of hostile takeovers, staggered boards operate as a takeover defense, which entrenches management, discourages potential acquirers, and delivers a lower return to target shareholders.

In our view, there is no evidence to demonstrate that staggered boards improve shareholder returns in a takeover context. Some research has indicated that shareholders are worse off when a staggered board blocks a transaction; further, when a staggered board negotiates a friendly transaction, no statistically significant difference in premium occurs.35 Additional research found that charter-based staggered boards “reduce the market value of a firm by 4% to 6% of its market capitalization” and that “staggered boards bring about and not merely reflect this reduction in market value.”36 A subsequent study reaffirmed that classified boards reduce shareholder value, finding “that the ongoing process of dismantling staggered boards, encouraged by institutional investors, could well contribute to increasing shareholder wealth.”37

Shareholders have increasingly come to agree with this view. In 2019, 90% of S&P 500 companies had declassified boards, up from 68% in 2009.38 Management proposals to declassify boards are approved with near unanimity and shareholder proposals on the topic also receive strong shareholder support; in 2014, shareholder proposals requesting that companies declassify their boards received average support of 84% (excluding abstentions and broker non-votes), whereas in 1987, only 16.4% of votes cast favored board declassification.39 Further, a growing number of companies, nearly half of all those targeted by shareholder proposals requesting that all directors stand for election annually, either recommended shareholders support the proposal or made no recommendation, a departure from the more traditional management recommendation to vote against shareholder proposals.

Given our belief that declassified boards promote director accountability, the empirical evidence suggesting staggered boards reduce a company’s value and the established shareholder opposition to such a structure, Glass Lewis supports the declassification of boards and the annual election of directors.

Board Composition and Refreshment

Glass Lewis strongly supports routine director evaluation, including independent external reviews, and periodic board refreshment to foster the sharing of diverse perspectives in the boardroom and the generation of new ideas and business strategies. Further, we believe the board should evaluate the need for changes to board composition based on an analysis of skills and experience necessary for the company, as well as the results of the director evaluations, as opposed to relying solely on age or tenure limits. When necessary, shareholders can address concerns regarding proper board composition through director elections.

[35]	Lucian Bebchuk, John Coates IV, Guhan Subramanian, “The Powerful Antitakeover Force of Staggered Boards: Further Findings and a Reply to Symposium Participants,” 55 Stanford Law Review 885-917 (2002).
[36]	Lucian Bebchuk, Alma Cohen, “The Costs of Entrenched Boards” (2004).
[37]	Lucian Bebchuk, Alma Cohen and Charles C.Y. Wang, “Staggered Boards and the Wealth of Shareholders: Evidence from a Natural Experiment,” SSRN: http://ssrn.com/abstract=1706806 (2010), p. 26.
[38]	Spencer Stuart Board Index, 2019, p. 15.
[39]	Lucian Bebchuk, John Coates IV and Guhan Subramanian, “The Powerful Antitakeover Force of Staggered Boards: Theory, Evidence, and Policy”.

In our view, a director’s experience can be a valuable asset to shareholders because of the complex, critical issues that boards face. This said, we recognize that in rare circumstances, a lack of refreshment can contribute to a lack of board responsiveness to poor company performance.

We will note as a potential concern instances where the average tenure of non-executive directors is 10 years or more and no new directors have joined the board in the past five years. While we will be highlighting this as a potential area of concern, we will not be making voting recommendations strictly on this basis, unless we have identified other governance or board performance concerns.

On occasion, age or term limits can be used as a means to remove a director for boards that are unwilling to police their membership and enforce turnover. Some shareholders support term limits as a way to force change in such circumstances.

While we understand that age limits can aid board succession planning, the long-term impact of age limits restricts experienced and potentially valuable board members from service through an arbitrary means. We believe that shareholders are better off monitoring the board’s overall composition, including the diversity of its members, the alignment of the board’s areas of expertise with a company’s strategy, the board’s approach to corporate governance, and its stewardship of company performance, rather than imposing inflexible rules that don’t necessarily correlate with returns or benefits for shareholders.

However, if a board adopts term/age limits, it should follow through and not waive such limits. In cases where the board waives its term/age limits for two or more consecutive years, Glass Lewis will generally recommend that shareholders vote against the nominating and/or governance committee chair, unless a compelling rationale is provided for why the board is proposing to waive this rule, such as consummation of a corporate transaction.

Board Diversity

Update: 10 March 2025. Glass Lewis has modified our approach to providing proxy voting guidance considering diversity factors at US companies under our Benchmark Policy. For more information, please see our 2025 Supplemental Statement on Diversity Considerations at US Companies.

Glass Lewis recognizes the importance of ensuring that the board is composed of directors who have a diversity of skills, thought and experience, as such diversity benefits companies by providing a broad range of perspectives and insights. Glass Lewis closely reviews the composition of the board for representation of diverse director candidates.

Board Gender Diversity

We consider the nominating and governance committee to be responsible for ensuring sufficient board diversity, or for publicly communicating its rationale or a plan for increasing diversity. As such, we will generally recommend voting against the chair of the nominating committee of a board that is not at least 30 percent gender diverse, or all members of the nominating committee of a board with no gender diverse directors, at companies within the Russell 3000 index. For companies outside the Russell 3000 index, our policy requires a minimum of one gender diverse director.

When making these voting recommendations, we will carefully review a company’s disclosure of its diversity considerations and may refrain from recommending that shareholders vote against directors when boards have provided sufficient rationale for the lack of diversity or a plan to address the lack of diversity, including a timeline of when the board intends to appoint additional gender diverse directors (generally by the next annual meeting or as soon as reasonably practicable).

We may extend our gender diversity recommendations to additional members of the nominating committee in cases where the committee chair is not standing for election due to a classified board, or based on other factors, including the company’s size and industry, applicable laws in its state of headquarters, and its overall governance profile.

Board Underrepresented Community Diversity

We will generally recommend against the chair of the nominating committee of a board with fewer than one director from an underrepresented community on the board at companies within the Russell 1000 index.

We define “underrepresented community director” as an individual who self-identifies as Black, African American, North African, Middle Eastern, Hispanic, Latino, Asian, Pacific Islander, Native American, Native Hawaiian, or Alaskan Native, or who self-identifies as a member of the LGBTQIA+ community. For the purposes of this evaluation, we will rely solely on self-identified demographic information as disclosed in company proxy statements.

When making these voting recommendations, we will carefully review a company’s disclosure of its diversity considerations and may refrain from recommending that shareholders vote against directors when boards have provided a sufficient rationale or plan to address the lack of diversity on the board, including a timeline to appoint additional directors from an underrepresented community (generally by the next annual meeting or as soon as reasonably practicable).

We may extend our underrepresented community diversity recommendations to additional members of the nominating committee in cases where the committee chair is not standing for election due to a classified board, or based on other factors, including the company’s size and industry, applicable laws in its state of headquarters, and its overall governance profile.

State Laws on Diversity

Several states have begun to encourage board diversity through legislation. Some state laws imposed mandatory board composition requirements, while other states have enacted or are considering legislation that encourages companies to diversify their boards but does not mandate board composition requirements. Furthermore, several states have enacted or are considering enacting certain disclosure or reporting requirements in filings made with each respective state annually.

Glass Lewis will recommend in accordance with mandatory board composition requirements set forth in applicable state laws when they come into effect. We will generally refrain from recommending against directors when applicable state laws do not mandate board composition requirements, are non-binding, or solely impose disclosure or reporting requirements.

We note that during 2022, California’s Senate Bill 826 and Assembly Bill 979 regarding board gender and “underrepresented community” diversity, respectively, were both deemed to violate the equal protection clause of the California state constitution. These laws are currently in the appeals process.

Accordingly, where we previously recommended in accordance with mandatory board composition requirements set forth in California’s SB 826 and AB 979, we will refrain from providing recommendations pursuant to these state board composition requirements until further notice while we continue to monitor the appeals process. However, we will continue to monitor compliance with these requirements.

Disclosure of Director Diversity and Skills

Because company disclosure is critical when measuring the mix of diverse attributes and skills of directors, Glass Lewis assesses the quality of such disclosure in companies’ proxy statements. Accordingly, we reflect how a company’s proxy statement presents: (i) the board’s current percentage of racial/ethnic diversity; (ii) whether the board’s definition of diversity explicitly includes gender and/or race/ethnicity; (iii) whether the board has adopted a policy requiring women and minorities to be included in the initial pool of candidates when selecting new director nominees (aka “Rooney Rule”); and (iv) board skills disclosure. Such ratings will help inform our assessment of a company’s overall governance and may be a contributing factor in our recommendations when additional board-related concerns have been identified.

At companies in the Russell 1000 index that have not provided any disclosure in any of the above categories, we will generally recommend voting against the chair of the nominating and/or governance committee. Further, when companies in the Russell 1000 index have not provided any disclosure of individual or aggregate racial/ethnic minority board demographic information, we will generally recommend voting against the chair of the nominating and/or governance committee.

Proxy Access

In lieu of running their own contested election, proxy access would not only allow certain shareholders to nominate directors to company boards but the shareholder nominees would be included on the company’s ballot, significantly enhancing the ability of shareholders to play a meaningful role in selecting their representatives. Glass Lewis generally supports affording shareholders the right to nominate director candidates to management’s proxy as a means to ensure that significant, long-term shareholders have an ability to nominate candidates to the board.

Companies generally seek shareholder approval to amend company bylaws to adopt proxy access in response to shareholder engagement or pressure, usually in the form of a shareholder proposal requesting proxy access, although some companies may adopt some elements of proxy access without prompting. Glass Lewis considers several factors when evaluating whether to support proposals for companies to adopt proxy access including the specified minimum ownership and holding requirement for shareholders to nominate one or more directors, as well as company size, performance and responsiveness to shareholders.

For a discussion of recent regulatory events in this area, along with a detailed overview of the Glass Lewis approach to shareholder proposals regarding Proxy Access, refer to Glass Lewis’ Proxy Paper Guidelines for Shareholder Proposals & ESG-Related Issues, available at www.glasslewis.com.

Majority Vote for Election of Directors

Majority voting for the election of directors is fast becoming the de facto standard in corporate board elections. In our view, the majority voting proposals are an effort to make the case for shareholder impact on director elections on a company-specific basis.

While this proposal would not give shareholders the opportunity to nominate directors or lead to elections where shareholders have a choice among director candidates, if implemented, the proposal would allow shareholders to have a voice in determining whether the nominees proposed by the board should actually serve as the overseer-representatives of shareholders in the boardroom. We believe this would be a favorable outcome for shareholders.

The number of shareholder proposals requesting that companies adopt a majority voting standard has declined significantly during the past decade, largely as a result of widespread adoption of majority voting or director resignation policies at U.S. companies. In 2019, 89% of the S&P 500 Index had implemented a resignation policy for directors failing to receive majority shareholder support, compared to 65% in 2009.40

The Plurality Vote Standard

Today, most U.S. companies still elect directors by a plurality vote standard. Under that standard, if one shareholder holding only one share votes in favor of a nominee (including that director, if the director is a shareholder), that nominee “wins” the election and assumes a seat on the board. The common concern among companies with a plurality voting standard is the possibility that one or more directors would not receive a majority of votes, resulting in “failed elections.”

Advantages of a Majority Vote Standard

If a majority vote standard were implemented, a nominee would have to receive the support of a majority of the shares voted in order to be elected. Thus, shareholders could collectively vote to reject a director they believe

[40]

Spencer Stuart Board Index, 2019, p. 15. will not pursue their best interests. Given that so few directors (less than 100 a year) do not receive majority support from shareholders, we think that a majority vote standard is reasonable since it will neither result in many failed director elections nor reduce the willingness of qualified, shareholder-focused directors to serve in the future. Further, most directors who fail to receive a majority shareholder vote in favor of their election do not step down, underscoring the need for true majority voting.

We believe that a majority vote standard will likely lead to more attentive directors. Although shareholders only rarely fail to support directors, the occasional majority vote against a director’s election will likely deter the election of directors with a record of ignoring shareholder interests. Glass Lewis will therefore generally support proposals calling for the election of directors by a majority vote, excepting contested director elections.

In response to the high level of support majority voting has garnered, many companies have voluntarily taken steps to implement majority voting or modified approaches to majority voting. These steps range from a modified approach requiring directors that receive a majority of withheld votes to resign (i.e., a resignation policy) to actually requiring a majority vote of outstanding shares to elect directors.

We feel that the modified approach does not go far enough because requiring a director to resign is not the same as requiring a majority vote to elect a director and does not allow shareholders a definitive voice in the election process. Further, under the modified approach, the corporate governance committee could reject a resignation and, even if it accepts the resignation, the corporate governance committee decides on the director’s replacement. And since the modified approach is usually adopted as a policy by the board or a board committee, it could be altered by the same board or committee at any time.

Conflicting and Excluded Proposals

SEC Rule 14a-8(i)(9) allows companies to exclude shareholder proposals “if the proposal directly conflicts with one of the company’s own proposals to be submitted to shareholders at the same meeting.” On October 22, 2015, the SEC issued Staff Legal Bulletin No. 14H (SLB 14H) clarifying its rule concerning the exclusion of certain shareholder proposals when similar items are also on the ballot. SLB 14H increased the burden on companies to prove to SEC staff that a conflict exists; therefore, many companies still chose to place management proposals alongside similar shareholder proposals in many cases.

During the 2018 proxy season, a new trend in the SEC’s interpretation of this rule emerged. Upon submission of shareholder proposals requesting that companies adopt a lower special meeting threshold, several companies petitioned the SEC for no-action relief under the premise that the shareholder proposals conflicted with management’s own special meeting proposals, even though the management proposals set a higher threshold than those requested by the proponent. No-action relief was granted to these companies; however, the SEC stipulated that the companies must state in the rationale for the management proposals that a vote in favor of management’s proposal was tantamount to a vote against the adoption of a lower special meeting threshold. In certain instances, shareholder proposals to lower an existing special meeting right threshold were excluded on the basis that they conflicted with management proposals seeking to ratify the existing special meeting rights. We find the exclusion of these shareholder proposals to be especially problematic as, in these instances, shareholders are not offered any enhanced shareholder right, nor would the approval (or rejection) of the ratification proposal initiate any type of meaningful change to shareholders’ rights.

In instances where companies have excluded shareholder proposals, such as those instances where special meeting shareholder proposals are excluded as a result of “conflicting” management proposals, Glass Lewis will take a case-by-case approach, taking into account the following issues:

•	The threshold proposed by the shareholder resolution;

•	The threshold proposed or established by management and the attendant rationale for the threshold;

•	Whether management’s proposal is seeking to ratify an existing special meeting right or adopt a bylaw that would establish a special meeting right; and

•	The company’s overall governance profile, including its overall responsiveness to and engagement with shareholders.

Glass Lewis generally favors a 10-15% special meeting right. Accordingly, Glass Lewis will generally recommend voting for management or shareholder proposals that fall within this range. When faced with conflicting proposals, Glass Lewis will generally recommend in favor of the lower special meeting right and will recommend voting against the proposal with the higher threshold. However, in instances where there are conflicting management and shareholder proposals and a company has not established a special meeting right, Glass Lewis may recommend that shareholders vote in favor of the shareholder proposal and that they abstain from a management-proposed bylaw amendment seeking to establish a special meeting right. We believe that an abstention is appropriate in this instance in order to ensure that shareholders are sending a clear signal regarding their preference for the appropriate threshold for a special meeting right, while not directly opposing the establishment of such a right.

In cases where the company excludes a shareholder proposal seeking a reduced special meeting right by means of ratifying a management proposal that is materially different from the shareholder proposal, we will generally recommend voting against the chair or members of the governance committee.

In other instances of conflicting management and shareholder proposals, Glass Lewis will consider the following:

•	The nature of the underlying issue;

•	The benefit to shareholders of implementing the proposal;

•	The materiality of the differences between the terms of the shareholder proposal and management proposal;

•	The context of a company’s shareholder base, corporate structure and other relevant circumstances; and

•

A company’s overall governance profile and, specifically, its responsiveness to shareholders as evidenced by a company’s response to previous shareholder proposals and its adoption of progressive shareholder rights provisions.

In recent years, we have seen the dynamic nature of the considerations given by the SEC when determining whether companies may exclude certain shareholder proposals. We understand that not all shareholder proposals serve the long-term interests of shareholders, and value and respect the limitations placed on shareholder proponents, as certain shareholder proposals can unduly burden companies. However, Glass Lewis believes that shareholders should be able to vote on issues of material importance.

We view the shareholder proposal process as an important part of advancing shareholder rights and encouraging responsible and financially sustainable business practices. While recognizing that certain proposals cross the line between the purview of shareholders and that of the board, we generally believe that companies should not limit investors’ ability to vote on shareholder proposals that advance certain rights or promote beneficial disclosure. Accordingly, Glass Lewis will make note of instances where a company has successfully petitioned the SEC to exclude shareholder proposals. If after review we believe that the exclusion of a shareholder proposal is detrimental to shareholders, we may, in certain very limited circumstances, recommend against members of the governance committee.

Transparency and Integrity in Financial Reporting

Auditor Ratification

The auditor’s role as gatekeeper is crucial in ensuring the integrity and transparency of the financial information necessary for protecting shareholder value. Shareholders rely on the auditor to ask tough questions and to do a thorough analysis of a company’s books to ensure that the information provided to shareholders is complete, accurate, fair, and that it is a reasonable representation of a company’s financial position. The only way shareholders can make rational investment decisions is if the market is equipped with accurate information about a company’s fiscal health. As stated in the October 6, 2008 Final Report of the Advisory Committee on the Auditing Profession to the U.S. Department of the Treasury:

“The auditor is expected to offer critical and objective judgment on the financial matters under consideration, and actual and perceived absence of conflicts is critical to that expectation. The Committee believes that auditors, investors, public companies, and other market participants must understand the independence requirements and their objectives, and that auditors must adopt a mindset of skepticism when facing situations that may compromise their independence.”

As such, shareholders should demand an objective, competent and diligent auditor who performs at or above professional standards at every company in which the investors hold an interest. Like directors, auditors should be free from conflicts of interest and should avoid situations requiring a choice between the auditor’s interests and the public’s interests. Almost without exception, shareholders should be able to annually review an auditor’s performance and to annually ratify a board’s auditor selection. Moreover, in October 2008, the Advisory Committee on the Auditing Profession went even further, and recommended that “to further enhance audit committee oversight and auditor accountability ... disclosure in the company proxy statement regarding shareholder ratification [should] include the name(s) of the senior auditing partner(s) staffed on the engagement.”41

[41]	“Final Report of the Advisory Committee on the Auditing Profession to the U.S. Department of the Treasury.” p. VIII:20, October 6, 2008.

On August 16, 2011, the PCAOB issued a Concept Release seeking public comment on ways that auditor independence, objectivity and professional skepticism could be enhanced, with a specific emphasis on mandatory audit firm rotation. The PCAOB convened several public roundtable meetings during 2012 to further discuss such matters. Glass Lewis believes auditor rotation can ensure both the independence of the auditor and the integrity of the audit; we will typically recommend supporting proposals to require auditor rotation when the proposal uses a reasonable period of time (usually not less than 5-7 years), particularly at companies with a history of accounting problems.

On June 1, 2017, the PCAOB adopted new standards to enhance auditor reports by providing additional important information to investors. For companies with fiscal year end dates on or after December 15, 2017, reports were required to include the year in which the auditor began serving consecutively as the company’s auditor. For large accelerated filers with fiscal year ends of June 30, 2019 or later, and for all other companies with fiscal year ends of December 15, 2020 or later, communication of critical audit matters (CAMs) will also be required. CAMs are matters that have been communicated to the audit committee, are related to accounts or disclosures that are material to the financial statements, and involve especially challenging, subjective, or complex auditor judgment.

Glass Lewis believes the additional reporting requirements are beneficial for investors. The additional disclosures can provide investors with information that is critical to making an informed judgment about an auditor’s independence and performance. Furthermore, we believe the additional requirements are an important step toward enhancing the relevance and usefulness of auditor reports, which too often are seen as boilerplate compliance documents that lack the relevant details to provide meaningful insight into a particular audit.

Voting Recommendations on Auditor Ratification

We generally support management’s choice of auditor except when we believe the auditor’s independence or audit integrity has been compromised. Where a board has not allowed shareholders to review and ratify an auditor, we typically recommend voting against the audit committee chair. When there have been material restatements of annual financial statements or material weaknesses in internal controls, we usually recommend voting against the entire audit committee.

Reasons why we may not recommend ratification of an auditor include:

•	When audit fees plus audit-related fees total less than the tax fees and/or other non-audit fees.

•

Recent material restatements of annual financial statements, including those resulting in the reporting of material weaknesses in internal controls and including late filings by the company where the auditor bears some responsibility for the restatement or late filing.[42]

[42]

An auditor does not audit interim financial statements. Thus, we generally do not believe that an auditor should be opposed due to a restatement of interim financial statements unless the nature of the misstatement is clear from a reading of the incorrect financial statements.

•	When the auditor performs prohibited services such as tax-shelter work, tax services for the CEO or CFO, or contingent-fee work, such as a fee based on a percentage of economic benefit to the company.

•	When audit fees are excessively low, especially when compared with other companies in the same industry.

•	When the company has aggressive accounting policies.

•	When the company has poor disclosure or lack of transparency in its financial statements.

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Where the auditor limited its liability through its contract with the company or the audit contract requires the corporation to use alternative dispute resolution procedures without adequate justification.

•	We also look for other relationships or concerns with the auditor that might suggest a conflict between the auditor’s interests and shareholder interests.

•

In determining whether shareholders would benefit from rotating the company’s auditor, where relevant we will consider factors that may call into question an auditor’s effectiveness, including auditor tenure, a pattern of inaccurate audits, and any ongoing litigation or significant controversies. When Glass Lewis considers ongoing litigation and significant controversies, it is mindful that such matters may involve unadjudicated allegations. Glass Lewis does not assume the truth of such allegations or that the law has been violated. Instead, Glass Lewis focuses more broadly on whether, under the particular facts and circumstances presented, the nature and number of such lawsuits or other significant controversies reflects on the risk profile of the company or suggests that appropriate risk mitigation measures may be warranted.”

Pension Accounting Issues

A pension accounting question occasionally raised in proxy proposals is what effect, if any, projected returns on employee pension assets should have on a company’s net income. This issue often arises in the executive-compensation context in a discussion of the extent to which pension accounting should be reflected in business performance for purposes of calculating payments to executives.

Glass Lewis believes that pension credits should not be included in measuring income that is used to award performance-based compensation. Because many of the assumptions used in accounting for retirement plans are subject to the company’s discretion, management would have an obvious conflict of interest if pay were tied to pension income. In our view, projected income from pensions does not truly reflect a company’s performance.

The Link Between Compensation and Performance

Glass Lewis carefully reviews the compensation awarded to senior executives, as we believe that this is an important area in which the board’s priorities are revealed. Glass Lewis strongly believes executive compensation should be linked directly with the performance of the business the executive is charged with managing. We believe the most effective compensation arrangements provide for an appropriate mix of performance-based short- and long-term incentives in addition to fixed pay elements while promoting a prudent and sustainable level of risk-taking.

Glass Lewis believes that comprehensive, timely and transparent disclosure of executive pay is critical to allowing shareholders to evaluate the extent to which pay is aligned with company performance. When reviewing proxy materials, Glass Lewis examines whether the company discloses the performance metrics used to determine executive compensation. We recognize performance metrics must necessarily vary depending on the company and industry, among other factors, and may include a wide variety of financial measures as well as industry-specific performance indicators. However, we believe companies should disclose why the specific performance metrics were selected and how the actions they are designed to incentivize will lead to better corporate performance.

Moreover, it is rarely in shareholders’ interests to disclose competitive data about individual salaries below the senior executive level. Such disclosure could create internal personnel discord that would be counterproductive for the company and its shareholders. We do not believe shareholders need or will benefit from detailed reports about individual management employees other than the most senior executives.

Advisory Vote on Executive Compensation (Say-on-Pay)

The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) required most companies to hold an advisory vote on executive compensation at the first shareholder meeting that occurs six months after enactment of the bill (January 21, 2011).

This practice of allowing shareholders a non-binding vote on a company’s compensation report is standard practice in many non-U.S. countries, and has been a requirement for most companies in the United Kingdom since 2003 and in Australia since 2005. Although say-on-pay proposals are non-binding, a high level of “against” or “abstain” votes indicates substantial shareholder concern about a company’s compensation policies and procedures.

Given the complexity of most companies’ compensation programs, Glass Lewis applies a highly nuanced approach when analyzing advisory votes on executive compensation. We review each company’s compensation on a case-by-case basis, recognizing that each company must be examined in the context of industry, size, maturity, performance, financial condition, its historic pay for performance practices, and any other relevant internal or external factors.

We believe that each company should design and apply specific compensation policies and practices that are appropriate to the circumstances of the company and, in particular, will attract and retain competent executives and other staff, while motivating them to grow the company’s long-term shareholder value.

Where we find those specific policies and practices serve to reasonably align compensation with performance, and such practices are adequately disclosed, Glass Lewis will recommend supporting the company’s approach. If, however, those specific policies and practices fail to demonstrably link compensation with performance, Glass Lewis will generally recommend voting against the say-on-pay proposal.

Glass Lewis reviews say-on-pay proposals on both a qualitative basis and a quantitative basis, with a focus on several main areas:

•	The overall design and structure of the company’s executive compensation programs including selection and challenging nature of performance metrics;

•	The implementation and effectiveness of the company’s executive compensation programs including pay mix and use of performance metrics in determining pay levels;

•	The quality and content of the company’s disclosure;

•	The quantum paid to executives; and

•	The link between compensation and performance as indicated by the company’s current and past pay-for-performance grades.

We also review any significant changes or modifications, including post fiscal year-end changes and one-time awards, particularly where the changes touch upon issues that are material to Glass Lewis recommendations. Additionally, while we recognize their rarity in the U.S. market, beneficial features such as but not limited to post-vesting and/or post-retirement holding requirements may be viewed positively in our holistic analysis.

Say-on-Pay Voting Recommendations

In cases where we find deficiencies in a company’s compensation program’s design, implementation or management, we will recommend that shareholders vote against the say-on-pay proposal. Generally, such instances include:

•	Evidence of a pattern of poor pay-for-performance practices (e.g., deficient or failing pay-for-performance grades or a misalignment between incentive payouts and the shareholder experience),

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Unclear or questionable disclosure regarding the overall compensation structure (e.g., limited information regarding benchmarking processes, limited rationale for bonus performance metrics and targets, etc.),

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Questionable adjustments to certain aspects of the overall compensation structure (e.g., limited rationale for significant changes to performance targets or metrics, the payout of guaranteed bonuses or sizable retention grants, etc.), and/or

•	Other egregious compensation practices.

Glass Lewis approaches its analysis of executive compensation programs on a case-by-case basis. Glass Lewis reviews all factors related to named executive officer compensation, including quantitative analyses, structural features, the presence of effective best practice policies, disclosure quality and trajectory-related factors. Except for particularly egregious pay decisions and practices, no one factor would ordinarily lead to an unfavorable recommendation without a review of the company’s rationale and/or the influence of such decisions or practices on other aspects of the pay program, most notably the company’s ability to align executive pay with performance and the shareholder experience.

Although not an exhaustive list, the following factors are viewed negatively. When weighed together, they may cause Glass Lewis to recommend voting against a say-on-pay vote:

•	Inappropriate or outsized self-selected peer groups and/or benchmarking issues such as compensation targets set well above the median without adequate justification;

•	Egregious or excessive bonuses, equity awards, perquisites or severance payments, including golden handshakes and golden parachutes;

•	Insufficient response to low shareholder support;

•	Problematic contractual payments, such as guaranteed bonuses;

•	Adjustments to performance results that lead to problematic pay outcomes;

•	Insufficiently challenging performance targets and/or high potential payout opportunities;

•	Performance targets lowered without justification;

•	Discretionary bonuses paid when short- or long-term incentive plan targets were not met;

•	High executive pay relative to peers that is not justified by outstanding company performance; and

•	The terms of the long-term incentive plans are inappropriate (please see “Long-Term Incentives”).

The aforementioned issues influence Glass Lewis’ assessment of the structure of a company’s compensation program. We evaluate structure on a “Good, Fair, Poor” rating scale whereby a “Good” rating represents a compensation program with little to no concerns and market-leading practices, a “Fair” rating represents a compensation program with some concerns but general adherence to best practices and a “Poor” rating represents a compensation program that deviates significantly from best practice or contains one or more egregious compensation practices.

We believe that it is important for companies to provide investors with clear and complete disclosure of all the significant terms of compensation arrangements. Similar to structure, we evaluate disclosure on a “Good, Fair, Poor” rating scale. A “Good” rating represents a thorough discussion of all elements of compensation with rationale. A “Fair” rating represents an adequate discussion of all or most elements of compensation with rationale. A “Poor” rating represents an incomplete or absent discussion of compensation. In instances where a company has simply failed to provide sufficient disclosure of its policies, we may recommend shareholders vote against this proposal solely on this basis, regardless of the appropriateness of compensation levels. Glass Lewis understands that regulatory disclosure rules such as smaller reporting company disclosure standards may condone the omission of key executive compensation information. However, we believe that companies should provide sufficient information in the proxy statement to enable shareholders to vote in an informed manner.

In general, most companies will fall within the “Fair” range for both structure and disclosure, and Glass Lewis largely uses the “Good” and “Poor” ratings to highlight outliers.

Where we identify egregious compensation practices, we may also recommend voting against the compensation committee based on the practices or actions of its members during the year. Such practices may include approving large one-off payments, the inappropriate, unjustified use of discretion, or sustained poor pay for performance practices. (Refer to the section on “Compensation Committee Performance” for more information.)

Company Responsiveness

When companies receive a significant level of shareholder opposition to a say-on-pay proposal, which occurs when more than 20% of votes on the proposal are cast as AGAINST and/or ABSTAIN, we believe the board should demonstrate a commensurate level of engagement and responsiveness to the concerns behind the disapproval, with a particular focus on responding to shareholder feedback. When assessing the level of opposition to say-on-pay proposals, we may further examine the level of opposition among disinterested shareholders as an independent group. While we recognize that sweeping changes cannot be made to a compensation program without due consideration, and that often a majority of shareholders may have voted in favor of the proposal, given that the average approval rate for say-on-pay proposals is about 90%, we believe the compensation committee should demonstrate in its proxy statement a level of response to a significant vote against. In general, our expectations regarding the minimum appropriate levels of responsiveness will correspond with the level of shareholder opposition, as expressed both through the magnitude of opposition in a single year, and through the persistence of shareholder disapproval over time.

Responses we consider appropriate include engaging with large shareholders, especially dissenting shareholders, to identify their concerns, and, where reasonable, implementing changes and/or making commitments that directly address those concerns within the company’s compensation program. In cases where particularly egregious pay decisions caused the say on pay proposal to fail, Glass Lewis will closely consider whether any changes were made directly relating to the pay decision that may address structural concerns that shareholders have. In the absence of any evidence in the disclosure that the board is actively engaging shareholders on these issues and responding accordingly, we may recommend holding compensation committee members accountable for failing to adequately respond to shareholder opposition. Regarding such recommendations, careful consideration will be given to the level of shareholder protest and the severity and history of compensation practices.

Pay for Performance

Glass Lewis believes an integral part of a well-structured compensation package is a successful link between pay and performance. Our proprietary pay-for-performance model, which serves as our primary quantitative analysis, was developed to better evaluate the link between pay and performance. Generally, compensation and performance are measured against a peer group of appropriate companies that may overlap, to a certain extent, with a company’s self-disclosed peers. This quantitative analysis provides a consistent framework and historical context for our clients to determine how well companies link executive compensation to relative performance. Companies that demonstrate a weaker link are more likely to receive a negative recommendation; however, other qualitative factors such as overall incentive structure, significant forthcoming changes to the compensation program or reasonable long-term payout levels may mitigate our concerns to a certain extent.

While we assign companies a letter grade of A, B, C, D or F based on the alignment between pay and performance under our primary model, the grades derived from the Glass Lewis pay-for-performance analysis do not follow the traditional U.S. school letter grade system. Rather, the grades are generally interpreted as follows:

Grade of A: The company’s percentile rank for pay is significantly less than its percentile rank for performance

Grade of B: The company’s percentile rank for pay is moderately less than its percentile rank for performance

Grade of C: The company’s percentile rank for pay is approximately aligned with its percentile rank for performance

Grade of D: The company’s percentile rank for pay is higher than its percentile rank for performance

Grade of F: The company’s percentile rank for pay is significantly higher than its percentile rank for performance

Separately, a specific comparison between the company’s executive pay and its peers’ executive pay levels may be discussed in the analysis for additional insight into the grade. Likewise, a specific comparison between the company’s performance and its peers’ performance is reflected in the analysis for further context.

We use this analysis to inform our voting decisions on say-on-pay proposals. If a company receives a “D” or “F” from our proprietary model, we are more likely to recommend that shareholders vote against the say-on-pay proposal. However, important supplemental quantitative factors like analyses of realized pay levels and the “compensation actually paid” data mandated by the SEC’s 2022 final rule regarding pay versus performance may be considered, and other qualitative factors such as an effective overall incentive structure, the relevance of selected performance metrics, significant forthcoming enhancements or reasonable long-term payout levels may give us cause to recommend in favor of a proposal even when we have identified a disconnect between pay and performance.

In determining the peer groups used in our pay-for-performance letter grades, Glass Lewis utilizes a proprietary methodology that considers both market and industry peers, along with each company’s self-disclosed peers and peers of those company-disclosed peers. Each component is considered on a weighted basis and is subject to size-based ranking and screening. Since the peer group used is based on an independent, proprietary technique, it will often differ from the one used by the company which, in turn, will affect the resulting analyses. While Glass Lewis believes that the independent, rigorous methodology it uses provides a valuable perspective on the company’s compensation program, the company’s self-selected peer group may also presented in the Proxy Paper for comparative purposes and for supplemental analyses.

Short-Term Incentives

A short-term bonus or incentive (STI) should be demonstrably tied to performance. Whenever possible, we believe a mix of corporate and individual performance measures is appropriate. We would normally expect performance measures for STI plans to be based on company-wide or divisional financial measures as well as non-financial, qualitative or non-formulaic factors such as those related to safety, environmental issues, and customer satisfaction when they are material to the company’s overall health. While we recognize that companies operating in different sectors or markets may seek to utilize a wide range of metrics, we expect such measures to be appropriately tied to a company’s business drivers.

Further, the threshold, target and maximum performance goals and corresponding payout levels that can be achieved under STI plans should be disclosed. Shareholders should expect stretching performance targets for the maximum award to be achieved. Any increase in the potential target and maximum award should be clearly justified to shareholders, as should any decrease in target and maximum performance levels from the previous year.

Glass Lewis recognizes that disclosure of some measures or performance targets may include commercially confidential information. Therefore, we believe it may be reasonable to exclude such information in some cases as long as the company provides sufficient justification for non-disclosure. However, where a short-term bonus has been paid, companies should disclose the extent to which performance has been achieved against relevant targets, including disclosure of the actual target achieved.

Where management has received significant short-term incentive payments but overall performance and/or the shareholder experience over the measurement year prima facie appears to be poor or negative, we believe the company should provide a clear explanation of why these significant short-term payments were made. We also believe any significant changes to the program structure should be accompanied by rationalizing disclosure. Further, where a company has applied upward discretion, which includes lowering goals mid-year, increasing calculated payouts or retroactively pro-rating performance periods, we expect a robust discussion of why the decision was necessary.

Adjustments to GAAP figures may be considered in Glass Lewis’ assessment of the effectiveness of the incentive at tying executive pay with performance. We believe that where companies use non-GAAP or bespoke metrics, clear reconciliations between these figures and GAAP figures in audited financial statements should be provided. Moreover, Glass Lewis believes that in circumstances where significant adjustments were applied to performance results, thorough, detailed discussion of adjustments akin to a GAAP-to-non-GAAP reconciliation and their impact on payouts within the proxy statement is warranted. The absence of such enhanced disclosure for significant adjustments will impact Glass Lewis’ assessment of the quality of disclosure and, in turn, may play a role in the overall recommendation for the advisory vote on executive compensation.

Glass Lewis recognizes the importance of the compensation committee’s prudent and responsible exercise of discretion over incentive pay outcomes to account for significant, material events that would otherwise be excluded from performance results of selected metrics of incentive programs. For instance, litigation settlement charges are typically removed from non-GAAP results before the determination of formulaic incentive payouts, or health and safety failures may not be reflected in performance results where companies do not expressly include health and safety metrics in incentive plans. Such events may nevertheless be consequential to corporate performance results, impact the shareholder experience, and, in some cases, may present material risks. Conversely, certain events may adversely impact formulaic payout results despite being outside executives’ control. We believe that companies should provide thorough discussion of how such events were considered in the committee’s decisions to exercise discretion over incentive payouts.

We do not generally recommend against a pay program due to the use of a non-formulaic plan. If a company has chosen to rely primarily on a subjective assessment or the board’s discretion in determining short-term bonuses, we believe that the proxy statement should provide a meaningful discussion of the board’s rationale in determining the bonuses paid as well as a rationale for the use of a non-formulaic mechanism. Particularly where the aforementioned disclosures are substantial and satisfactory, such a structure will not provoke serious concern in our analysis on its own. However, in conjunction with other significant issues in a program’s design or operation, such as a disconnect between pay and performance, the absence of a cap on payouts, or a lack of performance-based long-term awards, the use of a non-formulaic bonus may help drive a negative recommendation.

Long-Term Incentives

Glass Lewis recognizes the value of equity-based incentive programs, which are often the primary long-term incentive for executives. When used appropriately, they can provide a vehicle for linking an executive’s pay to company performance, thereby aligning their interests with those of shareholders. In addition, equity-based compensation can be an effective way to attract, retain and motivate key employees.

There are certain elements that Glass Lewis believes are common to most well-structured long-term incentive (LTI) plans. These include:

•	No re-testing or lowering of performance conditions;

•	Performance metrics that cannot be easily manipulated by management;

•	Two or more performance metrics;

•	At least one relative performance metric that compares the company’s performance to a relevant peer group or index;

•	Performance periods of at least three years;

•	Stretching metrics that incentivize executives to strive for outstanding performance while not encouraging excessive risk-taking;

•	Reasonable individual award limits;

•	Equity granting practices that are clearly disclosed and

•	Additional post-vesting holding periods to encourage long-term executive share ownership.

In evaluating long-term incentive grants, Glass Lewis generally believes that at least half of the grant should consist of performance-based awards, putting a material portion of executive compensation at-risk and demonstrably linked to the performance of the company. While we will consistently raise concern with programs that do not meet this criterion, we may refrain from a negative recommendation in the absence of other significant issues with the program’s design or operation. However, in cases where performance-based awards are significantly rolled back or eliminated from a company’s long-term incentive plan, such decisions will generally be viewed negatively outside of exceptional circumstances. Given the reduction in rigor and accountability in the pay program, Glass Lewis will assess the revision’s impact on the pay program’s ability to align executive pay with performance and shareholder experience; programs that fail our assessment may receive an unfavorable recommendation. They may also lead to an unfavorable recommendation from Glass Lewis if the change is not offset by meaningful revisions such as to pay quantum and vesting periods, particularly in the absence of cogent rationale.

As with the short-term incentive, Glass Lewis recognizes the importance of the compensation committee’s judicious and responsible exercise of discretion over incentive pay outcomes to account for significant events that would otherwise be excluded from performance results of selected metrics of incentive programs. We believe that companies should provide thorough discussion of how such events were considered in the committee’s decisions to exercise discretion or refrain from applying discretion over incentive pay outcomes. Furthermore, considerations related to the use of non-GAAP metrics under the STI plan similarly apply to the long-term incentive program.

Performance measures should be carefully selected and should relate to the specific business/industry in which the company operates and, especially, to the key value drivers of the company’s business. As with short-term incentive plans, the basis for any adjustments to metrics or results should be clearly explained, as should the company’s judgment on the use of discretion and any significant changes to the performance program structure.

While cognizant of the inherent complexity of certain performance metrics, Glass Lewis generally believes that measuring a company’s performance with multiple metrics serves to provide a more complete picture of the company’s performance than a single metric. Further, reliance on just one metric may focus too much management attention on a single target and is therefore more susceptible to manipulation. When utilized for relative measurements, external benchmarks such as a sector index or peer group should be disclosed and transparent. The rationale behind the selection of a specific index or peer group should also be disclosed. Internal performance benchmarks should also be disclosed and transparent, unless a cogent case for confidentiality is made and fully explained. Similarly, actual performance and vesting levels for previous grants earned during the fiscal year should be disclosed.

We also believe shareholders should evaluate the relative success of a company’s compensation programs, particularly with regard to existing equity-based incentive plans, in linking pay and performance when evaluating potential changes to LTI plans and determining the impact of additional stock awards. We will therefore review the company’s pay-for-performance analyses (see above for more information) and specifically the proportion of total compensation that is stock-based.

Grants of Front-Loaded Awards

Many U.S. companies have chosen to provide large grants, usually in the form of equity awards, that are intended to serve as compensation for multiple years. This practice, often called front-loading, is taken up either in the regular course of business or as a response to specific business conditions and with a predetermined objective. The so-called “mega-grant”, an outsized award to one individual sometimes valued at over $100 million is sometimes but not always provided as a front-loaded award. We believe shareholders should generally be wary of this granting approach, and we accordingly weigh these grants with particular scrutiny.

While the use of front-loaded awards is intended to lock-in executive service and incentives, the same rigidity also raises the risk of effectively tying the hands of the compensation committee. As compared with a more responsive annual granting schedule program, front-loaded awards may preclude improvements or changes to reflect evolving business strategies or to respond to other unforeseen factors. Additionally, if structured poorly, early vesting of such awards may reduce or eliminate the retentive power at great cost to shareholders. The considerable emphasis on a single grant can place intense pressures on every facet of its design, amplifying any potential perverse incentives and creating greater room for unintended consequences. In particular, provisions around changes of control or separations of service must ensure that executives do not receive excessive payouts that do not reflect shareholder experience or company performance.

We consider a company’s rationale for granting awards under this structure and also expect any front-loaded awards to include a firm commitment not to grant additional awards for a defined period, as is commonly associated with this practice. Even when such a commitment is provided, unexpected circumstances may lead the board to make additional payments or awards for retention purposes, or to incentivize management towards more realistic goals or a revised strategy. If a company breaks its commitment not to grant further awards, we may recommend against the pay program unless a convincing rationale is provided. The multiyear nature of these awards generally lends itself to significantly higher compensation figures in the year of grant than might otherwise be expected. In our qualitative analysis of the grants of front-loaded awards to executives, Glass Lewis considers the quantum of the award on an annualized basis and may compare this result to the prior practice and peer data, among other benchmarks. Additionally, for awards that are granted in the form of equity, Glass Lewis may consider the total potential dilutive effect of such award on shareholders.

In situations where the front-loaded award was meant to cover a certain portion of the regular long-term incentive grant for each year during the covered period, our analysis of the value of the remaining portion of the regular long-term incentives granted during the period covered by the award will account for the annualized value of the front-loaded portion, and we expect no supplemental grant be awarded during the vesting period of the front-loaded portion.

Linking Executive Pay to Environmental and Social Criteria

Glass Lewis believes that explicit environmental and/or social (E&S) criteria in executive incentive plans, when used appropriately, can serve to provide both executives and shareholders a clear line of sight into a company’s ESG strategy, ambitions, and targets. Although we are strongly supportive of companies’ incorporation of material E&S risks and opportunities in their long-term strategic planning, we believe that the inclusion of E&S metrics in compensation programs should be predicated on each company’s unique circumstances. In order to establish a meaningful link between pay and performance, companies must consider factors including their industry, size, risk profile, maturity, performance, financial condition, and any other relevant internal or external factors.

When a company is introducing E&S criteria into executive incentive plans, we believe it is important that companies provide shareholders with sufficient disclosure to allow them to understand how these criteria align withtheir strategies. Additionally, Glass Lewis recognizes that there may be situations where certain E&S performance criteria are reasonably viewed as prerequisites for executive performance, as opposed to behaviors and conditions that need to be incentivized. For example, we believe that shareholders should interrogate the use of metrics that award executives for ethical behavior or compliance with policies and regulations. It is our view that companies should provide shareholders with disclosures that clearly lay out the rationale for selecting specific E&S metrics, the target-setting process, and corresponding payout opportunities. Further, particularly in the case of qualitative metrics, we believe that shareholders should be provided with a clear understanding of the basis on which the criteria will be assessed. Where quantitative targets have been set, we believe that shareholders are best served when these are disclosed on an ex-ante basis, or the board should outline why it believes it is unable to do so.

While we believe that companies should generally set long-term targets for their environmental and social ambitions, we are mindful that not all compensation schemes lend themselves to the inclusion of E&S metrics. We also are of the view that companies should retain flexibility in not only choosing to incorporate E&S metrics in their compensation plans, but also in the placement of these metrics. For example, some companies may resolve that including E&S criteria in the annual bonus may help to incentivize the achievement of short-term milestones and allow for more maneuverability in strategic adjustments to long-term goals. Other companies may determine that their long-term sustainability targets are best achieved by incentivizing executives through metrics included in their long-term incentive plans.

One-Time Awards

Glass Lewis believes shareholders should generally be wary of awards granted outside of the standard incentive schemes, as such awards have the potential to undermine the integrity of a company’s regular incentive plans or the link between pay and performance, or both. We generally believe that if the existing incentive programs fail to provide adequate incentives to executives, companies should redesign their compensation programs rather than make additional grants.

However, Glass Lewis reviews grants of supplemental awards on a case-by-case, company-by-company basis to give adequate consideration for unique circumstances. Companies should provide a thorough description of the awards, including a cogent and convincing explanation of their necessity and why existing awards do not provide sufficient motivation and a discussion of how the quantum of the award and its structure were determined. Further, such awards should be tied to future service and performance whenever possible.

Additionally, we believe companies making supplemental or one-time awards should also describe if and how the regular compensation arrangements will be affected by these additional grants. In reviewing a company’s use of supplemental awards, Glass Lewis will evaluate the terms and size of the grants in the context of the company’s overall incentive strategy and granting practices, as well as the current operating environment.

Contractual Payments and Arrangements

Beyond the quantum of contractual payments, Glass Lewis will also consider the design of any entitlements. Certain executive employment terms may help to drive a negative recommendation, including, but not limited to:

•	Excessively broad change in control triggers;

•	Inappropriate severance entitlements;

•	Inadequately explained or excessive sign-on arrangements;

•	Guaranteed bonuses (especially as a multiyear occurrence); and

•	Failure to address any concerning practices in amended employment agreements.

In general, we are wary of terms that are excessively restrictive in favor of the executive, or that could potentially incentivize behaviors that are not in a company’s best interest.

Sign-on Awards and Severance Benefits

We acknowledge that there may be certain costs associated with transitions at the executive level. In evaluating the size of severance and sign-on arrangements, we may consider the executive’s regular target compensation level, or the sums paid to other executives (including the recipient’s predecessor, where applicable) in evaluating the appropriateness of such an arrangement.

We believe sign-on arrangements should be clearly disclosed and accompanied by a meaningful explanation of the payments and the process by which the amounts were reached. Further, the details of and basis for any “make-whole” payments (paid as compensation for awards forfeited from a previous employer) should be provided.

With respect to severance, we believe companies should abide by predetermined payouts in most circumstances. While in limited circumstances some deviations may not be inappropriate, we believe shareholders should be provided with a meaningful explanation of any additional or increased benefits agreed upon outside of regular arrangements. However, where Glass Lewis determines that such predetermined payouts are particularly problematic or unfavorable to shareholders, we may consider the execution of such payments in a negative recommendation for the advisory vote on executive compensation.

In the U.S. market, most companies maintain severance entitlements based on a multiple of salary and, in many cases, bonus. In almost all instances we see, the relevant multiple is three or less, even in the case of a change in control. We believe the basis and total value of severance should be reasonable and should not exceed the upper limit of general market practice. We consider the inclusion of long-term incentives in cash severance calculations to be inappropriate, particularly given the commonality of accelerated vesting and the proportional weight of long-term incentives as a component of total pay. Additional considerations, however, will be accounted for when reviewing atypically structured compensation approaches.

Change in Control

Glass Lewis considers double-trigger change in control arrangements, which require both a change in control and termination or constructive termination, to be best practice. Any arrangement that is not explicitly double-trigger may be considered a single-trigger or modified single-trigger arrangement. Companies that allow for committee discretion over the treatment of unvested awards should commit to providing clear rationale for the committee’s ultimate decision as to how such awards should be treated in the event a change in control occurs.

Further, we believe that excessively broad definitions of change in control are potentially problematic as they may lead to situations where executives receive additional compensation where no meaningful change in status or duties has occurred.

Excise Tax Gross-ups

Among other entitlements, Glass Lewis is strongly opposed to excise tax gross-ups related to IRC § 4999 and their expansion, especially where no consideration is given to the safe harbor limit. We believe that under no normal circumstance is the inclusion of excise tax gross-up provisions in new agreements or the addition of such provisions to amended agreements acceptable. In consideration of the fact that minor increases in change-in-control payments can lead to disproportionately large excise taxes, the potential negative impact of tax gross-ups far outweighs any retentive benefit.

Depending on the circumstances, the addition of new gross-ups around this excise tax may lead to negative recommendations for a company’s say-on-pay proposal, the chair of the compensation committee, or the entire committee, particularly in cases where a company had committed not to provide any such entitlements in the future. For situations in which the addition of new excise tax gross ups will be provided in connection with a specific change-in-control transaction, this policy may be applied to the say-on-pay proposal, the golden parachute proposal and recommendations related to the compensation committee for all involved corporate parties, as appropriate.

Amended Employment Agreements

Any contractual arrangements providing for problematic pay practices which are not addressed in materially amended employment agreements will potentially be viewed by Glass Lewis as a missed opportunity on the part of the company to align its policies with current best practices. Such problematic pay practices include, but are not limited to, excessive change in control entitlements, modified single-trigger change in control entitlements, excise tax gross-ups, and multi-year guaranteed awards.

Recoupment Provisions (Clawbacks)

On October 26, 2022, the SEC adopted Rule 10D-1 under the Securities Exchange Act of 1934. The rule mandates national securities exchanges and associations to promulgate new listing standards requiring companies to maintain recoupment policies (“clawback provisions”). The final clawback listing standards were approved by the SEC, effective October 2, 2023 and required listed companies to adopt a compliant policy by December 1, 2023. Glass Lewis believes that clawback provisions play an important role in mitigating excessive risk-taking that may be encouraged by poorly structured variable incentive programs. Current listing standards require recoupment of erroneously awarded payouts to current and former executive officers in the event of an accounting restatement or correction to previous financial statements that is material to the current period, regardless of fault or misconduct.

Glass Lewis recognizes that excessive risk-taking that can materially and adversely impact shareholders may not necessarily result in such restatements. We believe that clawback policies should allow recovery from current and former executive officers in the event of a restatement of financial results or similar revision of performance indicators upon which the awards were based. Additionally, recoupment policies should provide companies with the ability to claw back variable incentive payments (whether time-based or performance-based) when there is evidence of problematic decisions or actions, such as material misconduct, a material reputational failure, material risk management failure, or a material operational failure, the consequences of which have not already been reflected in incentive payments and where recovery is warranted.

In situations where the company ultimately determines not to follow through with recovery, Glass Lewis will assess the appropriateness of such determination for each case. A thorough, detailed discussion of the company’s decision to not pursue recoupment and, if applicable, how the company has otherwise rectified the disconnect between executive pay outcomes and negative impacts of their actions on the company and the shareholder experience will be considered. The absence of such enhanced disclosure may impact Glass Lewis’ assessment of the quality of disclosure and, in turn, may play a role in Glass Lewis’ overall recommendation for the advisory vote on executive compensation. The clawback policy should provide recoupment authority regardless of whether the employment of the executive officer was terminated with or without cause.

Hedging of Stock

Glass Lewis believes that the hedging of shares by executives in the shares of the companies where they are employed severs the alignment of interests of the executive with shareholders. We believe companies should adopt strict policies to prohibit executives from hedging the economic risk associated with their share ownership in the company.

Pledging of Stock

Glass Lewis believes that shareholders should examine the facts and circumstances of each company rather than apply a one-size-fits-all policy regarding employee stock pledging. Glass Lewis believes that shareholders benefit when employees, particularly senior executives, have meaningful financial interest in the success of the company under their management, and therefore we recognize the benefits of measures designed to encourage employees to both buy shares out of their own pocket and to retain shares they have been granted; blanket policies prohibiting stock pledging may discourage executives and employees from doing either.

However, we also recognize that the pledging of shares can present a risk that, depending on a host of factors, an executive with significant pledged shares and limited other assets may have an incentive to take steps to avoid a forced sale of shares in the face of a rapid stock price decline. Therefore, to avoid substantial losses from a forced sale to meet the terms of the loan, the executive may have an incentive to boost the stock price in the short term in a manner that is unsustainable, thus hurting shareholders in the long-term. We also recognize concerns regarding pledging may not apply to less senior employees, given the latter group’s significantly more limited influence over a company’s stock price. Therefore, we believe that the issue of pledging shares should be reviewed in that context, as should policies that distinguish between the two groups.

Glass Lewis believes that the benefits of stock ownership by executives and employees may outweigh the risks of stock pledging, depending on many factors. As such, Glass Lewis reviews all relevant factors in evaluating proposed policies, limitations and prohibitions on pledging stock, including:

•	The number of shares pledged;

•	The percentage executives’ pledged shares are of outstanding shares;

•	The percentage executives’ pledged shares are of each executive’s shares and total assets;

•	Whether the pledged shares were purchased by the employee or granted by the company;

•	Whether there are different policies for purchased and granted shares;

•	Whether the granted shares were time-based or performance-based;

•	The overall governance profile of the company;

•	The volatility of the company’s stock (in order to determine the likelihood of a sudden stock price drop);

•	The nature and cyclicality, if applicable, of the company’s industry;

•	The participation and eligibility of executives and employees in pledging;

•	The company’s current policies regarding pledging and any waiver from these policies for employees and executives; and

•	Disclosure of the extent of any pledging, particularly among senior executives.

Executive Ownership Guidelines

The alignment between shareholder interests and those of executives helps to ensure that executives are acting in the best long-term interests of disinterested shareholders. Companies should facilitate this relationship through the adoption and enforcement of meaningful minimum executive share ownership requirements. Companies should clearly disclose their executive ownership requirements in their Compensation Discussion and Analysis section and how the various types of outstanding equity awards are counted or excluded from the ownership level calculation.

In determining whether executives have met the requirements or not, the inclusion of unearned performance-based full value awards and/or unexercised stock options without cogent rationale may be viewed as problematic. While Glass Lewis views the inclusion of unearned performance-based equity in the ownership determination renders executive share ownership policies less effective, we continue to believe that performance-based equity compensation plays an important role in the separate issue of aligning executive pay with performance.

Compensation Consultant Independence

As mandated by Section 952 of the Dodd-Frank Act, as of January 11, 2013, the SEC approved listing requirements for both the NYSE and NASDAQ which require compensation committees to consider six factors (https://www.sec.gov/rules/final/2012/33-9330.pdf, p.31-32) in assessing compensation advisor independence. According to the SEC, “no one factor should be viewed as a determinative factor.” Glass Lewis believes this six-factor assessment is an important process for every compensation committee to undertake but believes companies employing a consultant for board compensation, consulting and other corporate services should provide clear disclosure beyond just a reference to examining the six points, in order to allow shareholders to review the specific aspects of the various consultant relationships.

We believe compensation consultants are engaged to provide objective, disinterested, expert advice to the compensation committee. When the consultant or its affiliates receive substantial income from providing other services to the company, we believe the potential for a conflict of interest arises and the independence of the consultant may be jeopardized. Therefore, Glass Lewis will, when relevant, note the potential for a conflict of interest when the fees paid to the advisor or its affiliates for other services exceed those paid for compensation consulting.

CEO Pay Ratio

As mandated by Section 953(b) of the Dodd-Frank Wall Street Consumer and Protection Act, beginning in 2018, issuers will be required to disclose the median annual total compensation of all employees except the CEO, the total annual compensation of the CEO or equivalent position, and the ratio between the two amounts. Glass Lewis will display the pay ratio as a data point in our Proxy Papers, as available. While we recognize that the pay ratio has the potential to provide additional insight when assessing a company’s pay practices, at this time it will not be a determinative factor in our voting recommendations. On the other hand, we believe the underlying data may help shareholders evaluate the rationale for certain executive pay decisions such as increases in fixed pay levels.

Frequency of Say-on-Pay

The Dodd-Frank Act also requires companies to allow shareholders a non-binding vote on the frequency of say-on-pay votes (i.e., every one, two or three years). Additionally, Dodd-Frank requires companies to hold such votes on the frequency of say-on-pay votes at least once every six years.

We believe companies should submit say-on-pay votes to shareholders every year. We believe that the time and financial burdens to a company with regard to an annual vote are relatively small and incremental and are outweighed by the benefits to shareholders through more frequent accountability. Implementing biannual or triennial votes on executive compensation limits shareholders’ ability to hold the board accountable for its compensation practices through means other than voting against the compensation committee. Unless a company provides a compelling rationale or unique circumstances for say-on-pay votes less frequent than annually, we will generally recommend that shareholders support annual votes on compensation.

Vote on Golden Parachute Arrangements

The Dodd-Frank Act also requires companies to provide shareholders with a separate non-binding vote on approval of golden parachute compensation arrangements in connection with certain change-in-control transactions. However, if the golden parachute arrangements have previously been subject to a say-on-pay vote which shareholders approved, then this required vote is waived.

Glass Lewis believes the narrative and tabular disclosure of golden parachute arrangements benefits all shareholders. Glass Lewis analyzes each golden parachute arrangement on a case-by-case basis, taking into account, among other items: the nature of the change-in-control transaction, the ultimate value of the payments particularly compared to the value of the transaction, any excise tax gross-up obligations, the tenure and position of the executives in question before and after the transaction, any new or amended employment agreements entered into in connection with the transaction, and the type of triggers involved (i.e., single vs. double). In cases where new problematic features, such as excise tax gross-up obligations or new and excessive single-trigger entitlements, are introduced in a golden parachute proposal, such features may contribute to a negative recommendation not only for the golden parachute proposal under review, but for the next say-on-pay proposal of any involved corporate parties, as well as recommendations against their compensation committee as appropriate.

Equity-Based Compensation Proposals

We believe that equity compensation awards, when not abused, are useful for retaining employees and providing an incentive for them to act in a way that will improve company performance. Glass Lewis recognizes that equity-based compensation plans are critical components of a company’s overall compensation program, and we analyze such plans accordingly based on both quantitative and qualitative factors.

Our quantitative analysis assesses the plan’s cost and the company’s pace of granting utilizing a number of different analyses, comparing the program with absolute limits we believe are key to equity value creation and with a carefully chosen peer group. In general, our model seeks to determine whether the proposed plan is either absolutely excessive or is more than one standard deviation away from the average plan for the peer group on a range of criteria, including dilution to shareholders and the projected annual cost relative to the company’s financial performance. Each of the analyses (and their constituent parts) is weighted and the plan is scored in accordance with that weight.

We compare the program’s expected annual expense with the business’s operating metrics to help determine whether the plan is excessive in light of company performance. We also compare the plan’s expected annual cost to the enterprise value of the firm rather than to market capitalization because the employees, managers and directors of the firm contribute to the creation of enterprise value but not necessarily market capitalization (the biggest difference is seen where cash represents the vast majority of market capitalization). Finally, we do not rely exclusively on relative comparisons with averages because, in addition to creeping averages serving to inflate compensation, we believe that some absolute limits are warranted.

We then consider qualitative aspects of the plan such as plan administration, the method and terms of exercise, repricing history, express or implied rights to reprice, and the presence of evergreen provisions. We also closely review the choice and use of, and difficulty in meeting, the awards’ performance metrics and targets, if any. We believe significant changes to the terms of a plan should be explained for shareholders and clearly indicated. Other factors such as a company’s size and operating environment may also be relevant in assessing the severity of concerns or the benefits of certain changes. Finally, we may consider a company’s executive compensation practices in certain situations, as applicable.

We evaluate equity plans based on certain overarching principles:

•	Companies should seek more shares only when needed;

•	Requested share amounts or share reserves should be conservative in size so that companies must seek shareholder approval every three to four years (or more frequently);

•	If a plan is relatively expensive, it should not grant options solely to senior executives and board members;

•	Dilution of annual net share count or voting power, along with the “overhang” of incentive plans, should be limited;

•	Annual cost of the plan (especially if not shown on the income statement) should be reasonable as a percentage of financial results and should be in line with the peer group;

•	The expected annual cost of the plan should be proportional to the business’s value;

•	The intrinsic value that option grantees received in the past should be reasonable compared with the business’s financial results;

•	Plans should not permit repricing of stock options without shareholder approval;

•	Plans should not contain excessively liberal administrative or payment terms;

•	Plans should not count shares in ways that understate the potential dilution, or cost, to common shareholders. This refers to “inverse” full-value award multipliers;

•	Selected performance metrics should be challenging and appropriate, and should be subject to relative performance measurements; and

•	Stock grants should be subject to minimum vesting and/or holding periods sufficient to ensure sustainable performance and promote retention.

Meanwhile, for individual equity award proposals where the recipient of the proposed grant is also a large shareholder of the company whose vote can materially affect the passage of the proposal, we believe that the company should strongly consider the level of approval from disinterested shareholders before proceeding with the proposed grant. Glass Lewis recognizes potential conflicts of interests when vote outcomes can be heavily influenced by the recipient of the grant. A required abstention vote or non-vote from the recipient for an equity award proposal in these situations can help to avoid such conflicts. This favorable feature will be weighed alongside the structure, disclosure, dilution, provided rationale, and other provisions related to the individual award to assess the award’s alignment with long-term shareholder interests.

Option Exchanges and Repricing

Glass Lewis is generally opposed to the repricing of employee and director options regardless of how it is accomplished. Employees should have some downside risk in their equity-based compensation program and repricing eliminates any such risk. As shareholders have substantial risk in owning stock, we believe that the equity compensation of employees and directors should be similarly situated to align their interests with those of shareholders. We believe this will facilitate appropriate risk- and opportunity-taking for the company by employees.

We are concerned that option grantees who believe they will be “rescued” from underwater options will be more inclined to take unjustifiable risks. Moreover, a predictable pattern of repricing or exchanges substantially alters a stock option’s value because options that will practically never expire deeply out of the money are worth far more than options that carry a risk of expiration.

In short, repricings and option exchange programs change the bargain between shareholders and employees after the bargain has been struck.

There is one circumstance in which a repricing or option exchange program may be acceptable: if macroeconomic or industry trends, rather than specific company issues, cause a stock’s value to decline dramatically and the repricing is necessary to motivate and retain employees. In viewing the company’s stock decline as part of a larger trend, we would expect the impact to approximately reflect the market or industry price decline in terms of timing and magnitude. In this circumstance, we think it fair to conclude that option grantees may be suffering from a risk that was not foreseeable when the original “bargain” was struck. In such a scenario, we may opt to support a repricing or option exchange program only if sufficient conditions are met. We look for the following features in a repricing or exchange proposal:

•	Officers and board members cannot participate in the program; and

•	The exchange is value-neutral or value-creative to shareholders using very conservative assumptions.

In our evaluation of the appropriateness of the program design, we also consider the inclusion of the following features:

•	The vesting requirements on exchanged or repriced options are extended beyond one year;

•

Shares reserved for options that are reacquired in an option exchange will permanently retire (i.e., will not be available for future grants) so as to prevent additional shareholder dilution in the future; and

•	Management and the board make a cogent case for needing to motivate and retain existing employees, such as being in a competitive employment market.

Option Backdating, Spring-Loading and Bullet-Dodging

Glass Lewis views option backdating, and the related practices of spring-loading and bullet-dodging, as egregious actions that warrant holding the appropriate management and board members responsible. These practices are similar to repricing options and eliminate much of the downside risk inherent in an option grant that is designed to induce recipients to maximize shareholder return.

Backdating an option is the act of changing an option’s grant date from the actual grant date to an earlier date when the market price of the underlying stock was lower, resulting in a lower exercise price for the option. In past studies, Glass Lewis identified over 270 companies that have disclosed internal or government investigations into their past stock-option grants.

Spring-loading is granting stock options while in possession of material, positive information that has not been disclosed publicly. Bullet-dodging is delaying the grants of stock options until after the release of material, negative information. This can allow option grants to be made at a lower price either before the release of positive news or following the release of negative news, assuming the stock’s price will move up or down in response to the information. This raises a concern similar to that of insider trading, or the trading on material non-public information.

The exercise price for an option is determined on the day of grant, providing the recipient with the same market risk as an investor who bought shares on that date. However, where options were backdated, the executive or the board (or the compensation committee) changed the grant date retroactively. The new date may be at or near the lowest price for the year or period. This would be like allowing an investor to look back and select the lowest price of the year at which to buy shares.

A 2006 study of option grants made between 1996 and 2005 at 8,000 companies found that option backdating can be an indication of poor internal controls. The study found that option backdating was more likely to occur at companies without a majority independent board and with a long-serving CEO; both factors, the study concluded, were associated with greater CEO influence on the company’s compensation and governance practices.43

Where a company granted backdated options to an executive who is also a director, Glass Lewis will recommend voting against that executive/director, regardless of who decided to make the award. In addition, Glass Lewis will recommend voting against those directors who either approved or allowed the backdating. Glass Lewis feels that executives and directors who either benefited from backdated options or authorized the practice have failed to act in the best interests of shareholders.

[43]	Lucian Bebchuk, Yaniv Grinstein and Urs Peyer. “LUCKY CEOs.” November, 2006.

Given the severe tax and legal liabilities to the company from backdating, Glass Lewis will consider recommending voting against members of the audit committee who served when options were backdated, a restatement occurs, material weaknesses in internal controls exist and disclosures indicate there was a lack of documentation. These committee members failed in their responsibility to ensure the integrity of the company’s financial reports.

When a company has engaged in spring-loading or bullet-dodging, Glass Lewis will consider recommending voting against the compensation committee members where there has been a pattern of granting options at or near historic lows. Glass Lewis will also recommend voting against executives serving on the board who benefited from the spring-loading or bullet-dodging.

Director Compensation Plans

Glass Lewis believes that non-employee directors should receive reasonable and appropriate compensation for the time and effort they spend serving on the board and its committees. However, a balance is required. Fees should be competitive in order to retain and attract qualified individuals, but excessive fees represent a financial cost to the company and potentially compromise the objectivity and independence of non-employee directors. We will consider recommending support for compensation plans that include option grants or other equity-based awards that help to align the interests of outside directors with those of shareholders. However, to ensure directors are not incentivized in the same manner as executives but rather serve as a check on imprudent risk-taking in executive compensation plan design, equity grants to directors should not be performance-based. Where an equity plan exclusively or primarily covers non-employee directors as participants, we do not believe that the plan should provide for performance-based awards in any capacity.

When non-employee director equity grants are covered by the same equity plan that applies to a company’s broader employee base, we will use our proprietary model and analyst review of this model to guide our voting recommendations. If such a plan broadly allows for performance-based awards to directors or explicitly provides for such grants, we may recommend against the overall plan on this basis, particularly if the company has granted performance-based awards to directors in past.

Employee Stock Purchase Plans

Glass Lewis believes that employee stock purchase plans (ESPPs) can provide employees with a sense of ownership in their company and help strengthen the alignment between the interests of employees and shareholders. We evaluate ESPPs by assessing the expected discount, purchase period, expected purchase activity (if previous activity has been disclosed) and whether the plan has a “lookback” feature. Except for the most extreme cases, Glass Lewis will generally support these plans given the regulatory purchase limit of $25,000 per employee per year, which we believe is reasonable. We also look at the number of shares requested to see if a ESPP will significantly contribute to overall shareholder dilution or if shareholders will not have a chance to approve the program for an excessive period of time. As such, we will generally recommend against ESPPs that contain “evergreen” provisions that automatically increase the number of shares available under the ESPP each year.

Executive Compensation Tax Deductibility — Amendment to IRC 162(M)

The “Tax Cut and Jobs Act” had significant implications on Section 162(m) of the Internal Revenue Code, a provision that allowed companies to deduct compensation in excess of $1 million for the CEO and the next three most highly compensated executive officers, excluding the CFO, if the compensation is performance-based and is paid under shareholder-approved plans. Glass Lewis does not generally view amendments to equity plans and changes to compensation programs in response to the elimination of tax deductions under 162(m) as problematic. This specifically holds true if such modifications contribute to the maintenance of a sound performance-based compensation program.

As grandfathered contracts may continue to be eligible for tax deductions under the transition rule for Section 162(m), companies may therefore submit incentive plans for shareholder approval to take of advantage of the tax deductibility afforded under 162(m) for certain types of compensation.

We believe the best practice for companies is to provide robust disclosure to shareholders so that they can make fully informed judgments about the reasonableness of the proposed compensation plan. To allow for meaningful shareholder review, we prefer that disclosure should include specific performance metrics, a maximum award pool, and a maximum award amount per employee. We also believe it is important to analyze the estimated grants to see if they are reasonable and in line with the company’s peers.

We typically recommend voting against a 162(m) proposal where: (i) a company fails to provide at least a list of performance targets; (ii) a company fails to provide one of either a total maximum or an individual maximum; or (iii) the proposed plan or individual maximum award limit is excessive when compared with the plans of the company’s peers.

The company’s record of aligning pay with performance (as evaluated using our proprietary pay-for-performance model) also plays a role in our recommendation. Where a company has a record of setting reasonable pay relative to business performance, we generally recommend voting in favor of a plan even if the plan caps seem large relative to peers because we recognize the value in special pay arrangements for continued exceptional performance.

As with all other issues we review, our goal is to provide consistent but contextual advice given the specifics of the company and ongoing performance. Overall, we recognize that it is generally not in shareholders’ best interests to vote against such a plan and forgo the potential tax benefit since shareholder rejection of such plans will not curtail the awards; it will only prevent the tax deduction associated with them.

Governance Structure and the Shareholder Franchise

Anti-Takeover Measures

Poison Pills (Shareholder Rights Plans)

Glass Lewis believes that poison pill plans are not generally in shareholders’ best interests. They can reduce management accountability by substantially limiting opportunities for corporate takeovers. Rights plans can thus prevent shareholders from receiving a buy-out premium for their stock. Typically we recommend that shareholders vote against these plans to protect their financial interests and ensure that they have an opportunity to consider any offer for their shares, especially those at a premium.

We believe boards should be given wide latitude in directing company activities and in charting the company’s course. However, on an issue such as this, where the link between the shareholders’ financial interests and their right to consider and accept buyout offers is substantial, we believe that shareholders should be allowed to vote on whether they support such a plan’s implementation. This issue is different from other matters that are typically left to board discretion. Its potential impact on and relation to shareholders is direct and substantial. It is also an issue in which management interests may be different from those of shareholders; thus, ensuring that shareholders have a voice is the only way to safeguard their interests.

In certain circumstances, we will support a poison pill that is limited in scope to accomplish a particular objective, such as the closing of an important merger, or a pill that contains what we believe to be a reasonable qualifying offer clause. We will consider supporting a poison pill plan if the qualifying offer clause includes each of the following attributes:

•	The form of offer is not required to be an all-cash transaction;

•	The offer is not required to remain open for more than 90 business days;

•	The offeror is permitted to amend the offer, reduce the offer, or otherwise change the terms;

•	There is no fairness opinion requirement; and

•	There is a low to no premium requirement.

Where these requirements are met, we typically feel comfortable that shareholders will have the opportunity to voice their opinion on any legitimate offer.

NOL Poison Pills

Similarly, Glass Lewis may consider supporting a limited poison pill in the event that a company seeks shareholder approval of a rights plan for the express purpose of preserving Net Operating Losses (NOLs). While companies with NOLs can generally carry these losses forward to offset future taxable income, Section 382 of the Internal Revenue Code limits companies’ ability to use NOLs in the event of a “change of ownership.”44 In this case, a company may adopt or amend a poison pill (NOL pill) in order to prevent an inadvertent change of ownership by multiple investors purchasing small chunks of stock at the same time, and thereby preserve the ability to carry the NOLs forward. Often such NOL pills have trigger thresholds much lower than the common 15% or 20% thresholds, with some NOL pill triggers as low as 5%.

[44]

Section 382 of the Internal Revenue Code refers to a “change of ownership” of more than 50 percentage points by one or more 5% shareholders within a three-year period. The statute is intended to deter the “trafficking” of net operating losses.

In many cases, companies will propose the adoption of bylaw amendments specifically restricting certain share transfers, in addition to proposing the adoption of a NOL pill. In general, if we support the terms of a particular NOL pill, we will generally support the additional protective amendment in the absence of significant concerns with the specific terms of that proposal.

As with traditional poison pills, NOL pills may deter shareholders and potentially serve as entrenchment mechanisms. Certain features such as low thresholds combined with acting in concert provisions, among other concerning terms, may disempower shareholders and insulate the board and management. When acting in concert provisions are present within the terms of a NOL pill, we believe this may raise concerns as to the true objective of the pill.

Acting in concert provisions broaden the definition of beneficial ownership to prohibit parallel conduct, or multiple shareholders party to a formal or informal agreement collaborating to influence the board and management of a company, and aggregate the ownership of such shareholders towards the triggering threshold. In our view, acting in concert provisions broadly limit the voice of shareholders and may diminish their ability to engage in a productive dialogue with the company and with other shareholders. When a board adopts defensive measures without engaging with shareholders, we take a dim view of the board and the overall governance of the company.

As such, Glass Lewis evaluates NOL pills on a strictly case-by-case basis, taking into consideration, among other factors: (i) the value of the NOLs to the company; (ii) the likelihood of a change of ownership based on the size of the holdings and the nature of the larger shareholders; (iii) the trigger threshold; (iv) the duration of the plan (i.e., whether it contains a reasonable “sunset” provision, generally one year or less); (v) the inclusion of an acting in concert provision; (vi) whether the pill is implemented following the filing of a Schedule 13D by a shareholder or there is evidence of hostile activity or shareholder activism; and (vii) if the pill is subject to periodic board review and/or shareholder ratification.

We believe that shareholders should be offered the opportunity to vote on any adoption or renewal of a NOL pill regardless of any potential tax benefit that it offers a company. As such, we will consider recommending voting against those members of the board who served at the time when an NOL pill was adopted without shareholder approval within the prior twelve months and where the NOL pill is not subject to shareholder ratification.

Fair Price Provisions

Fair price provisions, which are rare, require that certain minimum price and procedural requirements be observed by any party that acquires more than a specified percentage of a corporation’s common stock. The provision is intended to protect minority shareholder value when an acquirer seeks to accomplish a merger or other transaction which would eliminate or change the interests of the minority shareholders. The provision is generally applied against the acquirer unless the takeover is approved by a majority of “continuing directors” and holders of a majority, in some cases a supermajority as high as 80%, of the combined voting power of all stock entitled to vote to alter, amend, or repeal the above provisions.

The effect of a fair price provision is to require approval of any merger or business combination with an “interested shareholder” by 51% of the voting stock of the company, excluding the shares held by the interested shareholder. An interested shareholder is generally considered to be a holder of 10% or more of the company’s outstanding stock, but the trigger can vary.

Generally, provisions are put in place for the ostensible purpose of preventing a back-end merger where the interested shareholder would be able to pay a lower price for the remaining shares of the company than he or she paid to gain control. The effect of a fair price provision on shareholders, however, is to limit their ability to gain a premium for their shares through a partial tender offer or open market acquisition which typically raise the share price, often significantly. A fair price provision discourages such transactions because of the potential costs of seeking shareholder approval and because of the restrictions on purchase price for completing a merger or other transaction at a later time.

Glass Lewis believes that fair price provisions, while sometimes protecting shareholders from abuse in a takeover situation, more often act as an impediment to takeovers, potentially limiting gains to shareholders from a variety of transactions that could significantly increase share price. In some cases, even the independent directors of the board cannot make exceptions when such exceptions may be in the best interests of shareholders. Given the existence of state law protections for minority shareholders such as Section 203 of the Delaware Corporations Code, we believe it is in the best interests of shareholders to remove fair price provisions.

Control Share Statutes

Certain states, including Delaware, have adopted control share acquisition statutes as an anti-takeover defense for certain closed-end investment companies and business development companies. Control share statutes may prevent changes in control by limiting voting rights of a person that acquires the ownership of “control shares.” Control shares are shares of stock equal to or exceeding specified percentages of company voting power, and a control share statute prevents shares in excess of the specified percentage from being voted, unless: (i) the board approves them to be voted; or (ii) the holder of the “control shares” receives approval from a supermajority of “non-interested” shareholders.

Depending on the state of incorporation, companies may automatically rely on control share statutes unless the fund’s board of trustees eliminates the application of the control share statute to any or all fund share acquisitions, through adoption of a provision in the fund’s governing instrument or by fund board action alone. In certain other states, companies must adopt control share statutes.

In our view, control share statues disenfranchise shareholders by reducing their voting power to a level less than their economic interest and effectively function as an anti-takeover device. We believe all shareholders should have an opportunity to vote all of their shares. Moreover, anti-takeover measures may prevent shareholders from receiving a buy-out premium for their stock.

As such, we will generally recommend voting for proposals to opt out of control share acquisition statutes, unless doing so would allow the completion of a takeover that is not in the best interests of shareholders; and against proposals to amend the charter to include control share acquisition provisions.

Further, in cases where a closed-end fund or business development company has received a public buyout offer and has relied on a control share statute as a defense mechanism in the prior year, we will generally recommend shareholders vote against the chair of the nominating and governance committee, absent a compelling rationale as to why a rejected acquisition was not in the best interests of shareholders.

Quorum Requirements

Glass Lewis believes that a company’s quorum requirement should be set at a level high enough to ensure that a broad range of shareholders are represented in person or by proxy, but low enough that the company can transact necessary business. Companies in the U.S. are generally subject to quorum requirements under the laws of their specific state of incorporation. Additionally, those companies listed on the NASDAQ Stock Market are required to specify a quorum in their bylaws, provided however that such quorum may not be less than one-third of outstanding shares. Prior to 2013, the New York Stock Exchange required a quorum of 50% for listed companies, although this requirement was dropped in recognition of individual state requirements and potential confusion for issuers. Delaware, for example, required companies to provide for a quorum of no less than one-third of outstanding shares; otherwise such quorum shall default to a majority.

We generally believe a majority of outstanding shares entitled to vote is an appropriate quorum for the transaction of business at shareholder meetings. However, should a company seek shareholder approval of a lower quorum requirement we will generally support a reduced quorum of at least one-third of shares entitled to vote, either in person or by proxy. When evaluating such proposals, we also consider the specific facts and circumstances of the company, such as size and shareholder base.

Director and Officer Indemnification

While Glass Lewis strongly believes that directors and officers should be held to the highest standard when carrying out their duties to shareholders, some protection from liability is reasonable to protect them against certain suits so that these officers feel comfortable taking measured risks that may benefit shareholders. As such, we find it appropriate for a company to provide indemnification and/or enroll in liability insurance to cover its directors and officers so long as the terms of such agreements are reasonable.

Officer Exculpation

In August 2022, the Delaware General Assembly amended Section 102(b)(7) of the Delaware General Corporation Law (“DGCL”) to authorize corporations to adopt a provision in their certificate of incorporation to eliminate or limit monetary liability of certain corporate officers for breach of fiduciary duty of care. Previously, the DGCL allowed only exculpation of corporate directors from breach of fiduciary duty of care claims if the corporation’s certificate of incorporation includes an exculpation provision.

The amendment authorizes corporations to provide for exculpation of the following officers: (i) the corporation’s president, chief executive officer, chief operating officer, chief financial officer, chief legal officer, controller, treasurer or chief accounting officer, (ii) “named executive officers” identified in the corporation’s SEC filings, and (iii) individuals who have agreed to be identified as officers of the corporation.

Corporate exculpation provisions under the DGCL only apply to claims for breach of the duty of care, and not to breaches of the duty of loyalty. Exculpation provisions also do not apply to acts or omissions not in good faith or that involve intentional misconduct, knowing violations of the law, or transactions involving the receipt of any improper personal benefits. Furthermore, officers may not be exculpated from claims brought against them by, or in the right of, the corporation (i.e., derivative actions).

Under Section 102(b)(7), a corporation must affirmatively elect to include an exculpation provision in its certificate of incorporation. We will closely evaluate proposals to adopt officer exculpation provisions on a case-by-case basis. We will generally recommend voting against such proposals eliminating monetary liability for breaches of the duty of care for certain corporate officers, unless compelling rationale for the adoption is provided by the board, and the provisions are reasonable.

Reincorporation

In general, Glass Lewis believes that the board is in the best position to determine the appropriate jurisdiction of incorporation for the company. We review all proposals to reincorporate to a different state or country on a case-by-case basis. Our review includes the changes in corporate governance provisions, especially those relating to shareholder rights, material differences in corporate statutes and legal precedents, and relevant financial benefits, among other factors, resulting from the change in domicile.

Glass Lewis closely examines the impact on shareholder rights arising from a change in domicile and governing law, including the following:

•	Will shareholders gain/retain certain rights (i.e. the right to call special meetings, the right to act by written consent, the ability to remove directors)?

•	Does the proposed new jurisdiction allow for director and officer exculpation and/or exclusive forum provisions?

•	What are the fiduciary duties (if any) of directors, officers, and majority shareholders under the new jurisdiction’s statutes?

•	What are the material differences in corporate statutes, case law, and judicial systems?

•	Is the company proposing to reincorporate to a jurisdiction considered to be a “tax haven”?

In addition, when examining a proposal to reincorporate, we will also consider the overall governance of the company, including, but not limited to, the following:

•	Does the company have anti-takeover protections such as a poison pill or classified board in place?

•	Does the company have a significant shareholder or is the company otherwise considered controlled?[45]

[45]

In cases where a controlled company is seeking to change its domicile, we will closely evaluate how the independent members of the board came to its recommendation, if the controlling shareholder had any ability to influence the board, and if the proposal is also put to a vote of disinterested shareholders.

•	Has the board been previously unresponsive to shareholders (such as failing to implement a shareholder proposal that received majority shareholder support)?

•	Does the company have an independent chair and is the board sufficiently independent?

•	Are there other material governance issues of concern at the company? Has the company’s performance matched or exceeded its peers in the past one and three years?

•	How has the company ranked in Glass Lewis’ pay-for-performance analysis during the last three years?

Where there is a decline in shareholder rights, the financial benefits are de minimis, and the proposed jurisdiction has significantly worse shareholder protections, we will generally recommend voting against the transaction.

In addition, costly, shareholder-initiated reincorporations are typically not the best route to achieve the furtherance of shareholder rights. We believe shareholders are generally better served by proposing specific shareholder resolutions addressing pertinent issues which may be implemented at a lower cost, and perhaps even with board approval. However, when shareholders propose a shift into a jurisdiction with enhanced shareholder rights, Glass Lewis examines the significant ways the company would benefit from shifting jurisdictions including an evaluation of the criteria listed above. We note, however, that we will only support shareholder proposals to change a company’s place of incorporation in exceptional circumstances.

Exclusive Forum and Fee-Shifting Bylaw Provisions

Glass Lewis recognizes that companies may be subject to frivolous and opportunistic lawsuits, particularly in conjunction with a merger or acquisition, that are expensive and distracting. In response, companies have sought ways to prevent or limit the risk of such suits by adopting bylaws regarding where the suits must be brought or shifting the burden of the legal expenses to the plaintiff, if unsuccessful at trial.

Glass Lewis believes that charter or bylaw provisions limiting a shareholder’s choice of legal venue are not in the best interests of shareholders. Such clauses may effectively discourage the use of shareholder claims by increasing their associated costs and making them more difficult to pursue. As such, shareholders should be wary about approving any limitation on their legal recourse including limiting themselves to a single jurisdiction (e.g., Delaware or federal courts for matters arising under the Securities Act of 1933) without compelling evidence that it will benefit shareholders.

For this reason, we recommend that shareholders vote against any bylaw or charter amendment seeking to adopt an exclusive forum provision unless the company: (i) provides a compelling argument on why the provision would directly benefit shareholders; (ii) provides evidence of abuse of legal process in other, non-favored jurisdictions; (iii) narrowly tailors such provision to the risks involved; and (iv) maintains a strong record of good corporate governance practices.

Moreover, in the event a board seeks shareholder approval of a forum selection clause pursuant to a bundled bylaw amendment rather than as a separate proposal, we will weigh the importance of the other bundled provisions when determining the vote recommendation on the proposal. We will nonetheless recommend voting against the chair of the governance committee for bundling disparate proposals into a single proposal (refer to our discussion of nominating and governance committee performance in Section I of the guidelines).

Similarly, some companies have adopted bylaws requiring plaintiffs who sue the company and fail to receive a judgment in their favor pay the legal expenses of the company. These bylaws, also known as “fee-shifting” or “loser pays” bylaws, will likely have a chilling effect on even meritorious shareholder lawsuits as shareholders would face an strong financial disincentive not to sue a company. Glass Lewis therefore strongly opposes the adoption of such fee-shifting bylaws and, if adopted without shareholder approval, will recommend voting against the governance committee. While we note that in June of 2015 the State of Delaware banned the adoption of fee-shifting bylaws, such provisions could still be adopted by companies incorporated in other states.

Authorized Shares

Glass Lewis believes that adequate capital stock is important to a company’s operation. When analyzing a request for additional shares, we typically review four common reasons why a company might need additional capital stock:

1. Stock Split — We typically consider three metrics when evaluating whether we think a stock split is likely or necessary: The historical stock pre-split price, if any; the current price relative to the company’s most common trading price over the past 52 weeks; and some absolute limits on stock price that, in our view, either always make a stock split appropriate if desired by management or would almost never be a reasonable price at which to split a stock.

2. Shareholder Defenses — Additional authorized shares could be used to bolster takeover defenses such as a poison pill. Proxy filings often discuss the usefulness of additional shares in defending against or discouraging a hostile takeover as a reason for a requested increase. Glass Lewis is typically against such defenses and will oppose actions intended to bolster such defenses.

3. Financing for Acquisitions — We look at whether the company has a history of using stock for acquisitions and attempt to determine what levels of stock have typically been required to accomplish such transactions. Likewise, we look to see whether this is discussed as a reason for additional shares in the proxy.

4. Financing for Operations — We review the company’s cash position and its ability to secure financing through borrowing or other means. We look at the company’s history of capitalization and whether the company has had to use stock in the recent past as a means of raising capital.

Issuing additional shares generally dilutes existing holders in most circumstances. Further, the availability of additional shares, where the board has discretion to implement a poison pill, can often serve as a deterrent to interested suitors. Accordingly, where we find that the company has not detailed a plan for use of the proposed shares, or where the number of shares far exceeds those needed to accomplish a detailed plan, we typically recommend against the authorization of additional shares. Similar concerns may also lead us to recommend against a proposal to conduct a reverse stock split if the board does not state that it will reduce the number of authorized common shares in a ratio proportionate to the split.

With regard to authorizations and/or increases in preferred shares, Glass Lewis is generally against such authorizations, which allow the board to determine the preferences, limitations and rights of the preferred shares (known as “blank-check preferred stock”). We believe that granting such broad discretion should be of concern to common shareholders, since blank-check preferred stock could be used as an anti-takeover device or in some other fashion that adversely affects the voting power or financial interests of common shareholders. Therefore, we will generally recommend voting against such requests, unless the company discloses a commitment to not use such shares as an anti-takeover defense or in a shareholder rights plan, or discloses a commitment to submit any shareholder rights plan to a shareholder vote prior to its adoption.

While we think that having adequate shares to allow management to make quick decisions and effectively operate the business is critical, we prefer that, for significant transactions, management come to shareholders to justify their use of additional shares rather than providing a blank check in the form of a large pool of unallocated shares available for any purpose.

Advance Notice Requirements

We typically recommend that shareholders vote against proposals that would require advance notice of shareholder proposals or of director nominees.

These proposals typically attempt to require a certain amount of notice before shareholders are allowed to place proposals on the ballot. Notice requirements typically range between three to six months prior to the annual meeting. Advance notice requirements typically make it impossible for a shareholder who misses the deadline to present a shareholder proposal or a director nominee that might be in the best interests of the company and its shareholders.

We believe shareholders should be able to review and vote on all proposals and director nominees. Shareholders can always vote against proposals that appear with little prior notice. Shareholders, as owners of a business, are capable of identifying issues on which they have sufficient information and ignoring issues on which they have insufficient information. Setting arbitrary notice restrictions limits the opportunity for shareholders to raise issues that may come up after the window closes.

Virtual Shareholder Meetings

A growing contingent of companies have elected to hold shareholder meetings by virtual means only. Glass Lewis believes that virtual meeting technology can be a useful complement to a traditional, in-person shareholder meeting by expanding participation of shareholders who are unable to attend a shareholder meeting in person (i.e., a “hybrid meeting”). However, we also believe that virtual-only meetings have the potential to curb the ability of a company’s shareholders to meaningfully communicate with the company’s management.

Prominent shareholder rights advocates, including the Council of Institutional Investors, have expressed concerns that such virtual-only meetings do not approximate an in-person experience and may serve to reduce the board’s accountability to shareholders. When analyzing the governance profile of companies that choose to hold virtual-only meetings, we look for robust disclosure in a company’s proxy statement which assures shareholders that they will be afforded the same rights and opportunities to participate as they would at an in-person meeting.

Examples of effective disclosure include: (i) addressing the ability of shareholders to ask questions during the meeting, including time guidelines for shareholder questions, rules around what types of questions are allowed, and rules for how questions and comments will be recognized and disclosed to meeting participants; (ii) procedures, if any, for posting appropriate questions received during the meeting and the company’s answers, on the investor page of their website as soon as is practical after the meeting; (iii) addressing technical and logistical issues related to accessing the virtual meeting platform; and (iv) procedures for accessing technical support to assist in the event of any difficulties accessing the virtual meeting.

We will generally recommend voting against members of the governance committee where the board is planning to hold a virtual-only shareholder meeting and the company does not provide such disclosure.

Voting Structure

Multi-Class Share Structures

Glass Lewis believes multi-class voting structures are typically not in the best interests of common shareholders. Allowing one vote per share generally operates as a safeguard for common shareholders by ensuring that those who hold a significant minority of shares are able to weigh in on issues set forth by the board.

Furthermore, we believe that the economic stake of each shareholder should match their voting power and that no small group of shareholders, family or otherwise, should have voting rights different from those of other shareholders. On matters of governance and shareholder rights, we believe shareholders should have the power to speak and the opportunity to effect change. That power should not be concentrated in the hands of a few for reasons other than economic stake.

We generally consider a multi-class share structure to reflect negatively on a company’s overall corporate governance. Because we believe that companies should have share capital structures that protect the interests of non-controlling shareholders as well as any controlling entity, we typically recommend that shareholders vote in favor of recapitalization proposals to eliminate dual-class share structures. Similarly, we will generally recommend against proposals to adopt a new class of common stock. We will generally recommend voting against the chair of the governance committee at companies with a multi-class share structure and unequal voting rights when the company does not provide for a reasonable sunset of the multi-class share structure (generally seven years or less).

In the case of a board that adopts a multi-class share structure in connection with an IPO, spin-off, or direct listing within the past year, we will generally recommend voting against all members of the board who served at the time of the IPO if the board: (i) did not also commit to submitting the multi-class structure to a shareholder vote at the company’s first shareholder meeting following the IPO; or (ii) did not provide for a reasonable sunset of the multi-class structure (generally seven years or less). If the multi-class share structure is put to a shareholder vote, we will examine the level of approval or disapproval attributed to unaffiliated shareholders when determining the vote outcome.

At companies that have multi-class share structures with unequal voting rights, we will carefully examine the level of approval or disapproval attributed to unaffiliated shareholders when determining whether board responsiveness is warranted. In the case of companies that have multi-class share structures with unequal voting rights, we will generally examine the level of approval or disapproval attributed to unaffiliated shareholders on a “one share, one vote” basis. At controlled and multi-class companies, when at least 20% or more of unaffiliated shareholders vote contrary to management, we believe that boards should engage with shareholders and demonstrate some initial level of responsiveness, and when a majority or more of unaffiliated shareholders vote contrary to management we believe that boards should engage with shareholders and provide a more robust response to fully address shareholder concerns.

Cumulative Voting

Cumulative voting increases the ability of minority shareholders to elect a director by allowing shareholders to cast as many shares of the stock they own multiplied by the number of directors to be elected. As companies generally have multiple nominees up for election, cumulative voting allows shareholders to cast all of their votes for a single nominee, or a smaller number of nominees than up for election, thereby raising the likelihood of electing one or more of their preferred nominees to the board. It can be important when a board is controlled by insiders or affiliates and where the company’s ownership structure includes one or more shareholders who control a majority-voting block of company stock.

Glass Lewis believes that cumulative voting generally acts as a safeguard for shareholders by ensuring that those who hold a significant minority of shares can elect a candidate of their choosing to the board. This allows the creation of boards that are responsive to the interests of all shareholders rather than just a small group of large holders.

We review cumulative voting proposals on a case-by-case basis, factoring in the independence of the board and the status of the company’s governance structure. But we typically find these proposals on ballots at companies where independence is lacking and where the appropriate checks and balances favoring shareholders are not in place. In those instances we typically recommend in favor of cumulative voting.

Where a company has adopted a true majority vote standard (i.e., where a director must receive a majority of votes cast to be elected, as opposed to a modified policy indicated by a resignation policy only), Glass Lewis will recommend voting against cumulative voting proposals due to the incompatibility of the two election methods. For companies that have not adopted a true majority voting standard but have adopted some form of majority voting, Glass Lewis will also generally recommend voting against cumulative voting proposals if the company has not adopted anti-takeover protections and has been responsive to shareholders.

Where a company has not adopted a majority voting standard and is facing both a shareholder proposal to adopt majority voting and a shareholder proposal to adopt cumulative voting, Glass Lewis will support only the majority voting proposal. When a company has both majority voting and cumulative voting in place, there is a higher likelihood of one or more directors not being elected as a result of not receiving a majority vote. This is because shareholders exercising the right to cumulate their votes could unintentionally cause the failed election of one or more directors for whom shareholders do not cumulate votes.

Supermajority Vote Requirements

Glass Lewis believes that supermajority vote requirements impede shareholder action on ballot items critical to shareholder interests. An example is in the takeover context, where supermajority vote requirements can strongly limit the voice of shareholders in making decisions on such crucial matters as selling the business. This in turn degrades share value and can limit the possibility of buyout premiums to shareholders. Moreover, we believe that a supermajority vote requirement can enable a small group of shareholders to overrule the will of the majority shareholders. We believe that a simple majority is appropriate to approve all matters presented to shareholders.

Transaction of Other Business

We typically recommend that shareholders not give their proxy to management to vote on any other business items that may properly come before an annual or special meeting. In our opinion, granting unfettered discretion is unwise.

Anti-Greenmail Proposals

Glass Lewis will support proposals to adopt a provision preventing the payment of greenmail, which would serve to prevent companies from buying back company stock at significant premiums from a certain shareholder. Since a large or majority shareholder could attempt to compel a board into purchasing its shares at a large premium, the anti-greenmail provision would generally require that a majority of shareholders other than the majority shareholder approve the buyback.

Mutual Funds: Investment Policies and Advisory Agreements

Glass Lewis believes that decisions about a fund’s structure and/or a fund’s relationship with its investment advisor or sub-advisors are generally best left to management and the members of the board, absent a showing of egregious or illegal conduct that might threaten shareholder value. As such, we focus our analyses of such proposals on the following main areas:

•	The terms of any amended advisory or sub-advisory agreement;

•	Any changes in the fee structure paid to the investment advisor; and

•	Any material changes to the fund’s investment objective or strategy.

We generally support amendments to a fund’s investment advisory agreement absent a material change that is not in the best interests of shareholders. A significant increase in the fees paid to an investment advisor would be reason for us to consider recommending voting against a proposed amendment to an investment advisory agreement or fund reorganization. However, in certain cases, we are more inclined to support an increase in advisory fees if such increases result from being performance-based rather than asset-based. Furthermore, we generally support sub-advisory agreements between a fund’s advisor and sub-advisor, primarily because the fees received by the sub-advisor are paid by the advisor, and not by the fund.

In matters pertaining to a fund’s investment objective or strategy, we believe shareholders are best served when a fund’s objective or strategy closely resembles the investment discipline shareholders understood and selected when they initially bought into the fund. As such, we generally recommend voting against amendments to a fund’s investment objective or strategy when the proposed changes would leave shareholders with stakes in a fund that is noticeably different than when originally purchased, and which could therefore potentially negatively impact some investors’ diversification strategies.

Real Estate Investment Trusts

The complex organizational, operational, tax and compliance requirements of Real Estate Investment Trusts (REITs) provide for a unique shareholder evaluation. In simple terms, a REIT must have a minimum of 100 shareholders (the 100 Shareholder Test) and no more than 50% of the value of its shares can be held by five or fewer individuals (the “5/50 Test”). At least 75% of a REITs’ assets must be in real estate, it must derive 75% of its gross income from rents or mortgage interest, and it must pay out 90% of its taxable earnings as dividends. In addition, as a publicly traded security listed on a stock exchange, a REIT must comply with the same general listing requirements as a publicly traded equity.

In order to comply with such requirements, REITs typically include percentage ownership limitations in their organizational documents, usually in the range of 5% to 10% of the REITs outstanding shares. Given the complexities of REITs as an asset class, Glass Lewis applies a highly nuanced approach in our evaluation of REIT proposals, especially regarding changes in authorized share capital, including preferred stock.

Preferred Stock Issuances at REITs

Glass Lewis is generally against the authorization of “blank-check preferred stock.” However, given the requirement that a REIT must distribute 90% of its net income annually, it is inhibited from retaining capital to make investments in its business. As such, we recognize that equity financing likely plays a key role in a REIT’s growth and creation of shareholder value. Moreover, shareholder concern regarding the use of preferred stock as an anti-takeover mechanism may be allayed by the fact that most REITs maintain ownership limitations in their certificates of incorporation. For these reasons, along with the fact that REITs typically do not engage in private placements of preferred stock (which result in the rights of common shareholders being adversely impacted), we may support requests to authorize shares of blank-check preferred stock at REITs.

Business Development Companies

Business Development Companies (BDCs) were created by the U.S. Congress in 1980; they are regulated under the Investment Company Act of 1940 and are taxed as regulated investment companies (RICs) under the Internal Revenue Code. BDCs typically operate as publicly traded private equity firms that invest in early stage to mature private companies as well as small public companies. BDCs realize operating income when their investments are sold off, and therefore maintain complex organizational, operational, tax and compliance requirements that are similar to those of REITs—the most evident of which is that BDCs must distribute at least 90% of their taxable earnings as dividends.

Authorization to Sell Shares at a Price Below Net Asset Value

Considering that BDCs are required to distribute nearly all their earnings to shareholders, they sometimes need to offer additional shares of common stock in the public markets to finance operations and acquisitions. However, shareholder approval is required in order for a BDC to sell shares of common stock at a price below Net Asset Value (NAV). Glass Lewis evaluates these proposals using a case-by-case approach, but will recommend supporting such requests if the following conditions are met:

•	The authorization to allow share issuances below NAV has an expiration date of one year or less from the date that shareholders approve the underlying proposal (i.e., the meeting date);

•	The proposed discount below NAV is minimal (ideally no greater than 20%);

•	The board specifies that the issuance will have a minimal or modest dilutive effect (ideally no greater than 25% of the company’s then-outstanding common stock prior to the issuance); and

•	A majority of the company’s independent directors who do not have a financial interest in the issuance approve the sale.

In short, we believe BDCs should demonstrate a responsible approach to issuing shares below NAV, by proactively addressing shareholder concerns regarding the potential dilution of the requested share issuance, and explaining if and how the company’s past below-NAV share issuances have benefitted the company.

Auditor Ratification and Below-NAV Issuances

When a BDC submits a below-NAV issuance for shareholder approval, we will refrain from recommending against the audit committee chair for not including auditor ratification on the same ballot. Because of the unique way these proposals interact, votes may be tabulated in a manner that is not in shareholders’ interests. In cases where these proposals appear on the same ballot, auditor ratification is generally the only “routine proposal,” the presence of which triggers a scenario where broker non-votes may be counted toward shareholder quorum, with unintended consequences.

Under the 1940 Act, below-NAV issuance proposals require relatively high shareholder approval. Specifically, these proposals must be approved by the lesser of: (i) 67% of votes cast if a majority of shares are represented at the meeting; or (ii) a majority of outstanding shares. Meanwhile, any broker non-votes counted toward quorum will automatically be registered as “against” votes for purposes of this proposal. The unintended result can be a case where the issuance proposal is not approved, despite sufficient voting shares being cast in favor. Because broker non-votes result from a lack of voting instruction by the shareholder, we do not believe shareholders’ ability to weigh in on the selection of auditor outweighs the consequences of failing to approve an issuance proposal due to such technicality.

Special Purpose Acquisition Companies

Special Purpose Acquisition Companies (SPACs), also known as “blank check companies,” are publicly traded entities with no commercial operations and are formed specifically to pool funds in order to complete a merger or acquisition within a set time frame. In general, the acquisition target of a SPAC is either not yet identified or otherwise not explicitly disclosed to the public even when the founders of the SPAC may have at least one target in mind. Consequently, IPO investors often do not know what company they will ultimately be investing in.

SPACs are therefore very different from typical operating companies. Shareholders do not have the same expectations associated with an ordinary publicly traded company and executive officers of a SPAC typically do not continue in employment roles with an acquired company.

Extension of Business Combination Deadline

Governing documents of SPACs typically provide for the return of IPO proceeds to common shareholders if no qualifying business combination is consummated before a certain date. Because the time frames for the consummation of such transactions are relatively short, SPACs will sometimes hold special shareholder meetings at which shareholders are asked to extend the business combination deadline. In such cases, an acquisition target will typically have been identified, but additional time is required to allow management of the SPAC to finalize the terms of the deal.

Glass Lewis believes management and the board are generally in the best position to determine when the extension of a business combination deadline is needed. We therefore generally defer to the recommendation of management and support reasonable extension requests.

SPAC Board Independence

The board of directors of a SPAC’s acquisition target is in many cases already established prior to the business combination. In some cases, however, the board’s composition may change in connection with the business combination, including the potential addition of individuals who served in management roles with the SPAC. The role of a SPAC executive is unlike that of a typical operating company executive. Because the SPAC’s only business is identifying and executing an acquisition deal, the interests of a former SPAC executive are also different. Glass Lewis does not automatically consider a former SPAC executive to be affiliated with the acquired operating entity when their only position on the board of the combined entity is that of an otherwise independent director. Absent any evidence of an employment relationship or continuing material financial interest in the combined entity, we will therefore consider such directors to be independent.

Director Commitments of SPAC Executives

We believe the primary role of executive officers at SPACs is identifying acquisition targets for the SPAC and consummating a business combination. Given the nature of these executive roles and the limited business operations of SPACs, when a directors’ only executive role is at a SPAC, we will generally apply our higher limit for company directorships. As a result, we generally recommend that shareholders vote against a director who serves in an executive role only at a SPAC while serving on more than five public company boards.

Shareholder Proposals

Glass Lewis believes that shareholders should seek to promote governance structures that protect shareholders, support effective ESG oversight and reporting, and encourage director accountability. Accordingly, Glass Lewis places a significant emphasis on promoting transparency, robust governance structures and companies’ responsiveness to and engagement with shareholders. We also believe that companies should be transparent on how they are mitigating material ESG risks, including those related to climate change, human capital management, and stakeholder relations.

To that end, we evaluate all shareholder proposals on a case-by-case basis with a view to protecting long-term shareholder value. While we are generally supportive of those that promote board accountability, shareholder rights, and transparency, we consider all proposals in the context of a company’s unique operations and risk profile.

For a detailed review of our policies concerning compensation, environmental, social, and governance shareholder proposals, please refer to our comprehensive Proxy Paper Guidelines for Shareholder Proposals & ESG-Related Issues, available at www.glasslewis.com/voting-policies-current/.

Overall Approach to Environmental, Social & Governance Issues

Glass Lewis evaluates all environmental and social issues through the lens of long-term shareholder value. We believe that companies should be considering material environmental and social factors in all aspects of their operations and that companies should provide shareholders with disclosures that allow them to understand how these factors are being considered and how attendant risks are being mitigated. We also are of the view that governance is a critical factor in how companies manage environmental and social risks and opportunities and that a well-governed company will be generally managing these issues better than one without a governance structure that promotes board independence and accountability.

We believe part of the board’s role is to ensure that management conducts a complete risk analysis of company operations, including those that have material environmental and social implications. We believe that directors should monitor management’s performance in both capitalizing on environmental and social opportunities and mitigating environmental and social risks related to operations in order to best serve the interests of shareholders. Companies face significant financial, legal and reputational risks resulting from poor environmental and social practices, or negligent oversight thereof. Therefore, in cases where the board or management has neglected to take action on a pressing issue that could negatively impact shareholder value, we believe that shareholders should take necessary action in order to effect changes that will safeguard their financial interests.

Given the importance of the role of the board in executing a sustainable business strategy that allows for the realization of environmental and social opportunities and the mitigation of related risks, relating to environmental risks and opportunities, we believe shareholders should seek to promote governance structures that protect shareholders and promote director accountability. When management and the board have displayed disregard for environmental or social risks, have engaged in egregious or illegal conduct, or have failed to adequately respond to current or imminent environmental and social risks that threaten shareholder value, we believe shareholders should consider holding directors accountable. In such instances, we will generally recommend against responsible members of the board that are specifically charged with oversight of the issue in question.

When evaluating environmental and social factors that may be relevant to a given company, Glass Lewis does so in the context of the financial materiality of the issue to the company’s operations. We believe that all companies face risks associated with environmental and social issues. However, we recognize that these risks manifest themselves differently at each company as a result of a company’s operations, workforce, structure, and geography, among other factors. Accordingly, we place a significant emphasis on the financial implications of a company’s actions with regard to impacts on its stakeholders and the environment.

When evaluating environmental and social issues, Glass Lewis examines companies’:

Direct environmental and social risk — Companies should evaluate financial exposure to direct environmental risks associated with their operations. Examples of direct environmental risks include those associated with oil or gas spills, contamination, hazardous leakages, explosions, or reduced water or air quality, among others. Social risks may include non-inclusive employment policies, inadequate human rights policies, or issues that adversely affect the company’s stakeholders. Further, we believe that firms should consider their exposure to risks emanating from a broad range of issues, over which they may have no or only limited control, such as insurance companies being affected by increased storm severity and frequency resulting from climate change

Risk due to legislation and regulation — Companies should evaluate their exposure to changes or potential changes in regulation that affect current and planned operations. Regulation should be carefully monitored in all jurisdictions in which the company operates. We look closely at relevant and proposed legislation and evaluate whether the company has responded proactively.

Legal and reputational risk — Failure to take action on important environmental or social issues may carry the risk of inciting negative publicity and potentially costly litigation. While the effect of high-profile campaigns on shareholder value may not be directly measurable, we believe it is prudent for companies to carefully evaluate the potential impacts of the public perception of their impacts on stakeholders and the environment. When considering investigations and lawsuits, Glass Lewis is mindful that such matters may involve unadjudicated allegations or other charges that have not been resolved. Glass Lewis does not assume the truth of such allegations or charges or that the law has been violated. Instead, Glass Lewis focuses more broadly on whether, under the particular facts and circumstances presented, the nature and number of such concerns, lawsuits or investigations reflects on the risk profile of the company or suggests that appropriate risk mitigation measures may be warranted.

Governance risk — Inadequate oversight of environmental and social issues carries significant risks to companies. When leadership is ineffective or fails to thoroughly consider potential risks, such risks are likely unmitigated and could thus present substantial risks to the company, ultimately leading to loss of shareholder value.

Glass Lewis believes that one of the most crucial factors in analyzing the risks presented to companies in the form of environmental and social issues is the level and quality of oversight over such issues. When management and the board have displayed disregard for environmental risks, have engaged in egregious or illegal conduct, or have failed to adequately respond to current or imminent environmental risks that threaten shareholder value, we believe shareholders should consider holding directors accountable. When companies have not provided for explicit, board-level oversight of environmental and social matters and/or when a substantial environmental or social risk has been ignored or inadequately addressed, we may recommend voting against members of the board. In addition, or alternatively, depending on the proposals presented, we may also consider recommending voting in favor of relevant shareholder proposals or against other relevant management-proposed items, such as the ratification of auditor, a company’s accounts and reports, or ratification of management and board acts.

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This document is intended to provide an overview of Glass Lewis’ proxy voting guidelines. It is not intended to be exhaustive and does not address all potential voting issues. Glass Lewis’ proxy voting guidelines, as they apply to certain issues or types of proposals, are further explained in supplemental guidelines and reports that are made available on Glass Lewis’ website – http://www.glasslewis.com. These guidelines have not been set or approved by the U.S. Securities and Exchange Commission or any other regulatory body. Additionally, none of the information contained herein is or should be relied upon as investment advice. The content of this document has been developed based on Glass Lewis’ experience with proxy voting and corporate governance issues, engagement with clients and issuers, and review of relevant studies and surveys, and has not been tailored to any specific person or entity.

Glass Lewis’ proxy voting guidelines are grounded in corporate governance best practices, which often exceed minimum legal requirements. Accordingly, unless specifically noted otherwise, a failure to meet these guidelines should not be understood to mean that the company or individual involved has failed to meet applicable legal requirements.

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MERIDIAN FUND, INC.®

FORM N-1A

PART C

Item 28.	Exhibits

(a)	Articles of Amendment and Restatement (incorporated by reference to Exhibit (a) of Registrant’s Post-Effective Amendment No. 18 filed on October 29, 1999, Accession No. 0000950149-99-001850).

(a)(1)	Articles Supplementary dated January 28, 1994 (incorporated by reference to Exhibit (a)(1) of Registrant’s Post-Effective Amendment No. 23 filed on October 29, 2004, Accession No. 0000950134-04-016026).

(a)(2)	Articles Supplementary dated April 20, 2001 (incorporated by reference to Exhibit (a)(2) of Registrant’s Post-Effective Amendment No. 23 filed on October 29, 2004, Accession No. 0000950134-04-016026).

(a)(3)	Articles Supplementary dated October 14, 2004 (incorporated by reference to Exhibit (a)(3) of Registrant’s Post-Effective Amendment No. 23 filed on October 29, 2004, Accession No. 0000950134-04-016026).

(a)(4)	Articles Supplementary dated December 8, 2004 (incorporated by reference to Exhibit (a)(4) of Registrant’s Post-Effective Amendment No. 25 filed on January 31, 2005, Accession No. 0000950134-05-001718).

(a)(5)	Articles of Amendment dated October 28, 2013 (incorporated by reference to Exhibit (a)(5) of Registrant’s Post-Effective Amendment No. 44 filed on October 28, 2013, Accession No. 0001193125-13-413558).

(a)(6)	Articles Supplementary dated October 28, 2013 (incorporated by reference to Exhibit (a)(6) of Registrant’s Post-Effective Amendment No. 46 filed on October 31, 2014, Accession No. 0001193125-14-385321).

(a)(7)	Articles Supplementary dated March 27, 2015 (incorporated by reference to Exhibit (a)(7) of Registrant’s Post-Effective Amendment No. 50 filed on July 1, 2015, Accession No. 0001193125-15-243017).

(a)(8)	Articles of Amendment dated effective December 30, 2022 (incorporated by reference to Exhibit (a)(8) of Registrant’s Post-Effective Amendment No. 68 filed on October 28, 2024, Accession No. 0001193125-24-245541).

(b)	Amended By-Laws dated May 13, 2014 (incorporated by reference to Exhibit (b) of Registrant’s Post-Effective Amendment No. 46 filed on October 31, 2014, Accession No. 0001193125-14-385321).

(c)	Instruments Defining Rights of Security Holders are contained in the Articles of Amendment and Restatement and the Articles Supplementary applicable to the Funds (incorporated by reference to Exhibits (a), (a)(1), (a)(2), (a)(3), (a)(4), (a)(5), (a)(6), and (a)(7) of this filing.

(d)(1)	Investment Management Agreement and Service Agreement between Arrowpoint Asset Management, LLC (now known as ArrowMark Colorado Holdings, LLC) (“Arrowpoint”) and the Registrant, on behalf of Meridian Equity Income Fund, Meridian Growth Fund and Meridian Contrarian Fund, dated September 5, 2013 (incorporated by reference to Exhibit (d)(1) of Registrant’s Post-Effective Amendment No. 44 filed on October 28, 2013, Accession No. 0001193125-13-413558).

(d)(2)	Investment Management Agreement and Service Agreement between Arrowpoint and the Registrant, on behalf of Meridian Small Cap Growth Fund dated November 1, 2013 (incorporated by reference to Exhibit (d)(2) of Registrant’s Post-Effective Amendment No. 69 filed on October 28, 2025, Accession No. 0001193125-25-250189).

(d)(2)(a)	Amendment No.1 to Investment Management Agreement and Service Agreement between Arrowpoint and the Registrant, on behalf of Meridian Contrarian Fund dated May 10, 2022, Amendment No.1 (incorporated by reference to Exhibit (d)(2)(a) of Registrant’s Post-Effective Amendment No. 64 filed on October 28, 2022, Accession No. 0001193125-22-272616).

(d)(2)(b)	Amendment No. 1 to Investment Management Agreement and Service Agreement between Arrowpoint and the Registrant, on behalf of Meridian Small Cap Growth Fund dated November 1, 2013 (incorporated by reference to Exhibit (d)(2)(b) of Registrant’s Post-Effective Amendment No. 68 filed on October 28, 2024, Accession No. 0001193125-24-245541).

(d)(3)	Expense Limitation & Reimbursement Agreement dated effective as of October 31, 2025, among Registrant and ArrowMark Colorado Holdings, LLC (to be filed by subsequent amendment).

(e)(1)	Distribution Agreement between ALPS Distributors, Inc. (“ALPS”) and the Registrant, dated September 26, 2016 (incorporated by reference to Exhibit (e)(1) of Registrant’s Post-Effective Amendment No. 54 filed on October 28, 2016, Accession No. 0001193125-16-751640).

(e)(2)	Form of Selling Agreement (incorporated by reference to Exhibit (e)(2) of Registrant’s Post-Effective Amendment No. 54 filed on October 28, 2016, Accession No. 0001193125-16-751640).

(e)(3)	Form of Broker Dealer Agreement (incorporated by reference to Exhibit (e)(3) of Registrant’s Post-Effective Amendment No. 54 filed on October 28, 2016, Accession No. 0001193125-16-751640).

(f)	Bonus or Profit Sharing Contracts (not applicable).

(g)(1)	Amended and Restated Custodian Services Agreement, dated January 1, 2009 (incorporated by reference to Exhibit (g) of Registrant’s Post-Effective Amendment No. 32 filed on May 22, 2009, Accession No. 0000950152-09-005553).

(g)(1)(a)	Revised Exhibit A, dated November 1, 2013, to the Amended and Restated Custodian Services Agreement (incorporated by reference to Exhibit (g)(1)(a) of Registrant’s Post-Effective Amendment No. 44 filed on October 28, 2013, Accession No. 0001193125-13-413558).

(g)(2)	Foreign Custody Management Agreement, dated May 31, 2001 (incorporated by reference to Exhibit (g)(3) of Registrant’s Post-Effective Amendment No. 28 filed on March 23, 2006, Accession No. 0000950134-06-005794).

(g)(3)	Amendment to Foreign Custody Manager Agreement, dated May 31, 2001 (incorporated by reference to Exhibit (g)(4) of Registrant’s Post-Effective Amendment No. 28 filed on March 23, 2006, Accession No. 0000950134-06-005794).

(g)(4)	Letter Agreement for Amendment to Foreign Custody Agreement, dated September 11, 2003, (incorporated by reference to Exhibit (g)(5) of Registrant’s Post-Effective Amendment No. 28 filed on March 23, 2006, Accession No. 0000950134-06-005794).

(h)(1)	Amended and Restated Accounting Services (transfer agency) Agreement, dated January 1, 2009 (incorporated by reference to Exhibit (h)(2) of Registrant’s Post-Effective Amendment No. 32 filed on May 22, 2009, Accession No. 0000950152-09-005553).

(h)(1)(a)	Revised Exhibit A, dated November 1, 2013, to the Amended and Restated Accounting Services (transfer agency) Agreement (incorporated by reference to Exhibit (h)(2)(a) of Registrant’s Post-Effective Amendment No. 44 filed on October 28, 2013, Accession No. 0001193125-13-413558).

(h)(2)	Amended and Restated Administration Assistance Services Agreement, dated January 1, 2009 (incorporated by reference to Exhibit (h)(3) of Registrant’s Post-Effective Amendment No. 32 filed on May 22, 2009, Accession No. 0000950152-09-005553).

(i)	Legal Opinion of Davis Graham & Stubbs LLP (to be filed by subsequent amendment).

(j)	Consent of Cohen & Company, Ltd. (to be filed by subsequent amendment).

(k)	Financial Statements omitted from Item 27 (not applicable).

(l)	Investment Representation Agreement, dated 1984 (incorporated by reference to Exhibit (l) of Registrant’s Post-Effective Amendment No. 18 filed on October 29, 1999, Accession No. 0000950149-99-001850).

(m)	Amended and Restated Rule 12b-1 Plan dated August 9, 2016 (incorporated by reference to Exhibit (m) of Registrant’s Post-Effective Amendment No. 54 filed on October 28, 2016, Accession No. 0001193125-16-751640).

(n)	Amended and Restated Rule 18f-3 Plan dated August 9, 2016 (incorporated by reference to Exhibit (n) of Registrant’s Post-Effective Amendment No. 54 filed on October 28, 2016, Accession No. 0001193125-16-751640).

(o)	Reserved.

(p)(1)	Revised Code of Ethics of ArrowMark Partners, LLC dated July 2022 (joint Code of Ethics with the Registrant) (incorporated by reference to Exhibit (p)(2) of Registrant’s Post-Effective Amendment No. 64 filed on October 28, 2022, Accession No. 0001193125-22-272616).

(p)(2)	Code of Ethics of ALPS Distributors, Inc. dated July 1, 2024 (incorporated by reference to Exhibit (d)(2) of Registrant’s Post-Effective Amendment No. 69 filed on October 28, 2025, Accession No. 0001193125-25-250189)

(q)(1)	Chief Financial Officer’s Power of Attorney dated February 11, 2020 (incorporated by reference to Exhibit (q)(6) of Registrant’s Post-Effective Amendment No. 62 filed on October 28, 2020, Accession No. 0001193125-20-280006).

Item 29.	Persons Controlled by or Under Common Control with Registrant

None

Item 30.	Indemnification

Subsection (B) of Section 2-418 of the General Corporation Law of Maryland empowers a corporation to indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative (other than an action by or in the right of the corporation) by reason of the fact that he is or was a director of that corporation or a director, officer, employee or agent of another corporation or enterprise, against expenses (including attorneys’ fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and (i) in the case of conduct in the director’s official capacity with the corporation, in a manner he reasonably believed to be in the best interests of the corporation, and, (ii) in all other cases, in a manner not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful.

Subsection (B) of Section 2-418 empowers a corporation to indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the corporation to procure a judgment in its favor by reason of the fact that such person acted in any of the capacities set forth above, against expenses actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted under similar standards, except that no indemnification may be made in respect to any claim, issue or matter as to which such person shall have been adjudged to be liable to the corporation.

Section 2-418 further provides that to the extent a director or officer of a corporation has been successful in the defense of any action, suit or proceeding referred to in Subsection (B), he shall be indemnified against reasonable expenses (including attorneys’ fees) actually and reasonably incurred by him in connection therewith that the scope of indemnification extends to directors, officers, employees or agents of a constituent corporation absorbed in a consolidation or merger and persons serving in that capacity at the request of the constituent corporation for another; and empowers the corporation to purchase and maintain insurance on behalf of a director or officer of the corporation against any liability asserted against him or incurred by him in any such capacity or arising out of his status as such whether or not the corporation would have the power to indemnify him against such liabilities under Section 2-418.

Article V of the Bylaws of the Fund contains indemnification provisions meant to conform to the above statute and to the provisions of Section 17 of the Investment Company Act of 1940, as amended, and to Investment Company Act Release No. 11330 (September 4, 1980). These Bylaws provide “reasonable and fair means” to determine whether indemnification shall be made which include: (1) reference to a final decision on the merits by a court or other body that liability did not occur by reason of disabling conduct, or (2) in the absence of such a decision, a reasonable, factually based decision to the same effect by (a) a vote of a majority of a quorum of directors who are neither “interested persons” of the company (as defined in Section 2(a)(19) of the Investment Company Act) nor parties to the proceeding, or (b) an independent legal counsel in a written opinion.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Fund pursuant to the Fund’s Articles of Incorporation and Bylaws, or otherwise, the Fund has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in said Act, and is, therefore unenforceable. The Fund, unless in the opinion of its counsel the matter has been settled by controlling precedent, will submit to a court of appropriate jurisdiction the question whether indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue in the event that a claim for indemnification against such liabilities (other than the payment by the Fund of expenses incurred or paid by a director, officer or controlling person of the Fund, in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered.

Item 31.	Business and Other Connections of Investment Adviser

ArrowMark is a registered investment adviser and provides investment advisory services to the Registrant. The description of ArrowMark under the captions “The Investment Adviser” in the Registrant’s Prospectus and “Investment Management” in the Registrant’s Statement of Additional Information, constituting Parts A and B, respectively, of this Registration Statement are incorporated herein by reference. Information as to any other business, profession, vocation or employment during the last two fiscal years of the officers and directors of ArrowMark is set forth under the caption “Information about the Directors and Officers of Meridian Fund, Inc.” in ArrowMark’s Form ADV filed with the SEC (File No. 801-69868), which is incorporated herein by reference.

Item 32.	Principal Underwriters.

(a) ALPS Distributors, Inc. acts as the distributor for the Registrant and the following investment companies:

1290 Funds

1WS Credit Income Fund

Aberdeen Income Credit Strategies Fund

abrdn ETFs

abrdn Funds

abrdn Global Premier Properties Fund

Accordant ODCE Index Fund

Alpha Alternative Assets Fund

ALPS Series Trust

Alternative Credit Income Fund

Apollo Diversified Credit Fund

Apollo Diversified Real Estate Fund

AQR Funds

Axonic Alternative Income Fund

Axonic Funds

BBH Trust

Bluerock High Income Institutional Credit Fund

Bluerock Total Income+ Real Estate Fund

Bridge Builder Trust

Cambria ETF Trust

CION Ares Diversified Credit Fund

CION Grosvenor Infrastructure Fund

Columbia ETF Trust

Columbia ETF Trust I

Columbia ETF Trust II

Columbia Seligman Premium Technology Growth Fund, Inc.

CRM Mutual Fund Trust

DBX ETF Trust

Eagle Point Defensive Income Trust

Eagle Point Enhanced Income Trust

EA Series Trust (Cambria Series)

ETF Series Solutions (Vident Series)

Financial Investors Trust

Firsthand Funds

FS Credit Income Fund

FS Credit Opportunities Corp.

FS MVP Private Markets Fund

Gemcorp Commodities Alternative Products Fund

Goehring & Rozencwajg Investment Funds

Goldman Sachs ETF Trust

Goldman Sachs ETF Trust II

Graniteshares ETF Trust

Hartford Funds Exchange-Traded Trust

Heartland Group, Inc.

Investment Managers Series Trust II (AXS-Advised Funds)

Investment Managers Series Trust II (Alternative Access-Advised Fund)

Janus Detroit Street Trust

Lattice Strategies Trust

Litman Gregory Funds Trust

Longleaf Partners Funds Trust

Manager Directed Portfolios (Spyglass Growth Fund)

Natixis ETF Trust

Natixis ETF Trust II

New York Life Investments ETF Trust

New York Life Investments Active ETF Trust

Opportunistic Credit Interval Fund

PRIMECAP Odyssey Funds

Principal Exchange-Traded Funds

RiverNorth Funds

RiverNorth Opportunities Fund, Inc.

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

RiverNorth Opportunistic Municipal Income Fund, Inc.

RiverNorth Managed Duration Municipal Income Fund, Inc.

RiverNorth Flexible Municipal Income Fund, Inc.

RiverNorth Capital and Income Fund, Inc.

RiverNorth Flexible Municipal Income Fund II, Inc.

RiverNorth Managed Duration Municipal Income Fund II, Inc.

SPDR Dow Jones Industrial Average ETF Trust

SPDR S&P 500 ETF Trust

SPDR S&P MidCap 400 ETF Trust

Sprott Funds Trust

The Arbitrage Funds

The Pop Venture Fund

Themes ETF Trust

Tidal Trust II (Cambria Series)

Thornburg ETF Trust

Thrivent ETF Trust

Trust for Professional Managers (PT Asset Management Series)

USCF ETF Trust

Valkyrie ETF Trust II

Wasatch Funds

Wilmington Funds

X-Square Balanced Fund, LLC

X-Square Series Trust

(b) To the best of Registrant’s knowledge, the directors and executive officers of ALPS Distributors, Inc., are as follows:

Name*	Position with Underwriter	Positions with Fund
Stephen J. Kyllo	President, Chief Operating Officer, Director, Chief Compliance Officer
Brian N. Schell	Vice President, Treasurer
Eric T. Parsons	Vice President, Controller and Assistant Treasurer
Jason White**	Secretary
Richard C. Noyes	Senior Vice President, General Counsel, Assistant Secretary
Eric Theroff	Assistant Secretary
Adam Girard	Tax Officer
Liza Price	Vice President, Managing Counsel
Jed Stahl	Vice President, Managing Counsel
Terence Digan	Vice President
James Stegall	Vice President
Hilary Quinn	Vice President

*	Except as otherwise noted, the principal business address for each of the above directors and executive officers is 1290 Broadway, Suite 1000, Denver, Colorado 80203.
**	The principal business address for Mr. White is 4 Times Square, New York, NY 10036.

(c) None

Item 33.	Location of Accounts and Records

Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and held in the offices of the Registrant and ArrowMark Partners, the Funds’ investment adviser, located at 100 Fillmore St., Suite 325, Denver, CO 80206 and 60 E. Sir Francis Drake Boulevard, Wood Island, Suite 306, Larkspur, CA 94939, and ALPS Distributors, Inc. the Funds’ distributor, located at 1290 Broadway, Suite 1000, Denver, Colorado 80203. Records covering shareholder accounts and portfolio transactions are maintained and kept also by the Fund’s transfer agent, BNY Mellon Investment Servicing (US) Inc., 103 Bellevue Parkway, Wilmington, DE 19809 and custodian, The Bank of New York Mellon, 240 Greenwich Street, New York, NY 10286.

Item 34.	Management Services

None

Item 35.	Undertakings

Not applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Denver and State of Colorado on the 28th day of August, 2026.

MERIDIAN FUND, INC.® (Registrant)

/s/ Brian Schaub
Brian Schaub, President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Brian Schaub Brian Schaub	President (Principal Executive Officer)	August 28, 2026

/s/ Katie Jones Katie Jones	Chief Financial Officer (Principal Financial Officer) and Treasurer	August 28, 2026

/s/ Guy M. Arnold* Guy M. Arnold	Director	August 28, 2026

/s/ Michael S. Erickson* Michael S. Erickson	Director	August 28, 2026

/s/ John S. Emrich* John S. Emrich	Director	August 28, 2026

/s/ James B. Glavin* James B. Glavin	Director and Chairman of the Board	August 28, 2026

*By:	/s/ Katie Jones

*

Attorney-in-Fact Katie Jones on behalf of each of Guy M. Arnold, Michael S. Erickson, John S. Emrich, and James B. Glavin pursuant to a Power of Attorney dated February 11, 2020, and incorporated by reference to Post-Effective Amendment No. 62 to the Registration Statement of the Registrant on Form N-1A, filed with Commission on October 28, 2020, Accession No. 0001193125-20-280006.

Exhibit No.	Title of Exhibit
-	None.